UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                  Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Australia - 1.5%
Computershare Ltd.	97,697	$829
Myer Holdings Ltd.	491,370	1,611

		2,440

Belgium - 1.9%
Anheuser-Busch InBev N.V.	59,159	3,073

Brazil - 2.2%
Petroleo Brasileiro S.A. ADR†	37,000	1,234
Vale S.A. ADR†	90,628	2,424

		3,658

Canada - 3.0%
Bombardier, Inc., Class B	269,713	1,123
Rogers Communications, Inc., Class B	45,873	1,592
Talisman Energy, Inc.	61,240	963
Trican Well Service Ltd.	95,875	1,280

		4,958

China - 2.6%
Bank of China Ltd., Class H	3,943,000	1,989
China Yurun Food Group Ltd.	643,000	2,336

		4,325

Finland - 1.5%
UPM-Kymmene OYJ	176,009	2,407

France - 6.8%
Air Liquide S.A.	14,735	1,527
BNP Paribas	45,217	2,813
Societe Generale	61,633	3,117
Total S.A.	55,993	2,607
Veolia Environnement†	43,639	1,012

		11,076

Germany - 5.2%
Allianz S.E. (Registered)	21,183	2,172
Deutsche Bank A.G. (Registered)	28,097	1,765
E.ON A.G.	35,777	1,002
GEA Group A.G.	61,042	1,264
Linde A.G.	9,259	1,038
Siemens A.G. (Registered)	13,400	1,215

		8,456

Hong Kong - 2.2%
Esprit Holdings Ltd.	208,982	1,181
Huabao International Holdings Ltd.	1,692,190	2,475

		3,656

India - 0.9%
Sterlite Industries India Ltd. ADR†	112,361	1,447

Ireland - 2.0%
Covidien PLC	12,583	445
WPP PLC	176,193	1,741
XL Group PLC	60,050	1,075

		3,261

Italy - 0.8%
Enel S.p.A.	270,412	1,283

Japan - 20.4%
Canon, Inc.	49,900	2,039
Chiyoda Corp.	216,500	1,493
East Japan Railway Co.	22,400	1,449
Fast Retailing Co. Ltd.	10,400	1,439
Kansai Electric Power (The) Co., Inc.	57,500	1,474
Kawasaki Heavy Industries Ltd.	572,000	1,530
Kinden Corp.	140,000	1,235
Kubota Corp.	205,000	1,639
Mitsubishi UFJ Financial Group, Inc.	671,890	3,201
Mitsui & Co. Ltd.	163,000	2,130
NGK Insulators Ltd.	51,900	787
Nomura Holdings, Inc.	221,600	1,255
NTT DoCoMo, Inc.	1,309	2,210
Shimano, Inc.†	35,128	1,720
Shin-Etsu Chemical Co. Ltd.	29,300	1,353
Sony Corp.	64,500	1,805
Sumitomo Metal Mining Co. Ltd.	90,900	1,163
Tokio Marine Holdings, Inc.	100,800	2,699
Toyota Motor Corp.	84,600	2,871

		33,492

Netherlands - 5.4%
ASML Holding N.V.	61,471	1,527
NXP Semiconductor N.V.†*	74,243	822
QIAGEN N.V.†*	75,141	1,347
Royal Dutch Shell PLC, Class B (London Exchange)	114,064	2,907
Unilever N.V. - CVA	86,333	2,307

		8,910

Norway - 0.8%
Marine Harvest ASA	1,834,951	1,394

Portugal - 1.2%
Jeronimo Martins SGPS S.A.	177,697	1,960

EQUITY PORTFOLIOS    1    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Singapore - 1.4%
DBS Group Holdings Ltd.	226,204	$2,325

South Korea - 1.7%
Hyundai Motor Co.	23,500	2,769

Spain - 3.0%
Banco Santander S.A.	150,939	1,764
Iberdrola Renovables S.A.	143,397	468
Iberdrola S.A.	169,214	1,186
Telefonica S.A.	67,601	1,491

		4,909

Switzerland - 8.2%
ABB Ltd. (Registered)*	47,251	912
Credit Suisse Group A.G. (Registered)	69,881	3,053
Novartis A.G. (Registered)	76,648	4,020
Roche Holding A.G. (Genusschein)	30,801	4,184
Syngenta A.G. (Registered)	5,295	1,220

		13,389

Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd.	313,376	1,108

United Kingdom - 20.9%
Autonomy Corp. PLC*	67,460	1,609
BAE Systems PLC	171,671	776
Barclays PLC	437,971	2,013
BP PLC	189,030	1,098
Compass Group PLC	241,350	1,970
GlaxoSmithKline PLC	132,145	2,476
HSBC Holdings PLC	157,615	1,553
ITV PLC*	789,823	676
National Grid PLC	191,149	1,608
Pearson PLC	128,417	1,911
Prudential PLC	372,216	3,235
QinetiQ Group PLC	314,633	519
Reckitt Benckiser Group PLC	50,217	2,515
Rolls-Royce Group PLC*	267,729	2,269
Standard Chartered PLC	135,441	3,614
Vodafone Group PLC	1,504,451	3,633
Weir Group (The) PLC	151,047	2,784

		34,259

United States - 4.5%
Activision Blizzard, Inc.	159,247	1,702
Mead Johnson Nutrition Co.	31,431	1,640
Schlumberger Ltd.	27,454	1,464
Virgin Media, Inc.†	121,891	2,537

		7,343

Total Common Stocks (Cost $157,739)		161,898

INVESTMENT COMPANIES - 5.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	324,267	324
Northern Institutional Funds - Liquid Assets Portfolio (1) (3)	8,729,734	8,730

Total Investment Companies (Cost $9,054)		9,054

Total Investments - 104.3% (Cost $166,793)		170,952

Liabilities less Other Assets - (4.3)%		(7,036)

NET ASSETS - 100.0%		$163,916

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $324,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amount in thousands)

Federal tax cost of investments	$170,187

Gross tax appreciation of investments	$17,243
Gross tax depreciation of investments	(16,478)

Net tax appreciation of investments	$765

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

At August 31, 2010, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.7%
Consumer Staples	9.4
Energy	7.1
Financials	23.4
Health Care	7.7
Industrials	13.0

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Information Technology	5.9
Materials	9.3
Telecommunication Services	5.5
Utilities	5.0

Total	100.0%

At August 31, 2010, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
British Pound	24.2%
Euro	23.9
Japanese Yen	20.8
United States Dollar	8.5
Swiss Franc	8.3
Hong Kong Dollar	5.0
All other currencies less than 5%	9.3

Total	100.0%

At August 31, 2010, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS/(LOSSES) (000S)
British Pound	118	United States Dollar	181	9/1/10	$—	(1)
Euro	147	United States Dollar	186	9/1/10	—	(1)
Hong Kong Dollar	289	United States Dollar	37	9/1/10	—	(1)
Japanese Yen	19,341	United States Dollar	230	9/1/10	—	(1)
Norwegian Krone	40	United States Dollar	6	9/1/10	—	(1)
Singapore Dollar	14	United States Dollar	10	9/1/10	—	(1)
Swiss Franc	65	United States Dollar	64	9/1/10	—	(1)
Australian Dollar	1,185	United States Dollar	1,055	9/3/10	1

Total					$1

(1)	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$2,537	$19,695	$—	$22,232
Consumer Staples	1,640	13,584	—	15,224
Energy	4,941	6,612	—	11,553
Financials	—	37,643	—	37,643
Health Care	445	12,027	—	12,472
Industrials	1,123	20,002	—	21,125
Information Technology	2,525	7,112	—	9,637
Materials	3,871	11,182	—	15,053
Telecommunication Services	1,592	7,334	—	8,926
Utilities	—	8,033	—	8,033
Investment Companies	9,054	—	—	9,054

Total Investments	$27,728	$143,224	$—	$170,952

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$1	$—	$1

EQUITY PORTFOLIOS    3     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Australia - 8.2%
AGL Energy Ltd.	7,226	$97
Alumina Ltd.	39,476	60
Amcor Ltd.	19,806	119
AMP Ltd.	33,193	149
Aristocrat Leisure Ltd.†*	5,033	17
Asciano Group†*	47,378	71
ASX Ltd.†	2,788	72
Australia & New Zealand Banking Group Ltd.	41,308	835
AXA Asia Pacific Holdings Ltd.	16,700	82
Bendigo and Adelaide Bank Ltd.†	6,277	47
BGP Holdings PLC*	104,706	—
BHP Billiton Ltd.	54,764	1,819
Billabong International Ltd.†	3,620	24
BlueScope Steel Ltd.*	29,638	57
Boral Ltd.†	12,012	47
Brambles Ltd.	22,864	119
Caltex Australia Ltd.†	1,928	19
CFS Retail Property Trust†	31,595	54
Coca-Cola Amatil Ltd.†	9,066	96
Cochlear Ltd.	911	56
Commonwealth Bank of Australia	25,023	1,123
Computershare Ltd.†	7,140	61
Crown Ltd.	7,347	54
CSL Ltd.†	9,084	267
CSR Ltd.	21,697	33
Dexus Property Group	77,483	57
Energy Resources of Australia Ltd.	1,117	13
Fairfax Media Ltd.†	35,469	45
Fortescue Metals Group Ltd.*	20,219	85
Foster’s Group Ltd.	31,274	169
Goodman Fielder Ltd.	24,621	29
Goodman Group	105,848	60
GPT Group	28,677	76
Harvey Norman Holdings Ltd.	7,669	24
Incitec Pivot Ltd.	26,247	79
Insurance Australia Group Ltd.	33,575	103
Intoll Group	36,395	48
Leighton Holdings Ltd.†	2,151	59
Lend Lease Group	8,705	54
MacArthur Coal Ltd.†	1,827	18
Macquarie Group Ltd.	5,448	182
MAp Group	9,590	25
Metcash Ltd.	13,453	53
Mirvac Group	48,561	58
National Australia Bank Ltd.	34,572	718
Newcrest Mining Ltd.†	12,458	413
OneSteel Ltd.	21,685	56
Orica Ltd.	5,845	131
Origin Energy Ltd.	14,204	193
OZ Minerals Ltd.*	52,870	58
Paladin Energy Ltd.†*	11,711	39
Qantas Airways Ltd.*	19,165	43
QBE Insurance Group Ltd.	16,661	245
Rio Tinto Ltd.	7,105	445
Santos Ltd.	13,323	169
Sims Metal Management Ltd.	2,729	40
Sonic Healthcare Ltd.	5,953	58
SP AusNet	16,302	12
Stockland	38,776	136
Suncorp-Metway Ltd.	20,617	154
TABCORP Holdings Ltd.	9,981	57
Tatts Group Ltd.	20,970	45
Telstra Corp. Ltd.	70,871	174
Toll Holdings Ltd.†	11,190	61
Transurban Group†	20,598	89
Wesfarmers Ltd.	16,379	467
Wesfarmers Ltd. - PPS	2,452	71
Westfield Group	35,761	399
Westpac Banking Corp.	48,546	941
Woodside Petroleum Ltd.	8,798	329
Woolworths Ltd.	20,204	499
WorleyParsons Ltd.	3,085	57

		12,714

Austria - 0.3%
Erste Group Bank A.G.	3,059	110
Immofinanz A.G.*	16,103	53
OMV A.G.	2,402	77
Raiffeisen International Bank Holding A.G.†	898	37
Telekom Austria A.G.	5,335	68
Verbund A.G.†	1,279	45
Vienna Insurance Group A.G.	691	32
Voestalpine A.G.	1,818	54

		476

Belgium - 0.9%
Ageas	36,362	92
Anheuser-Busch InBev N.V.	11,778	612
Belgacom S.A.	2,508	89

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Belgium - 0.9% continued
Cie Nationale a Portefeuille	394	$18
Colruyt S.A.	250	62
Delhaize Group S.A.	1,650	111
Dexia S.A.†*	9,869	41
Groupe Bruxelles Lambert S.A.	1,323	97
KBC Groep N.V.*	2,619	108
Mobistar S.A.	358	20
Solvay S.A.	966	87
UCB S.A.†	1,642	47
Umicore	1,834	63

		1,447

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	9	66
A.P. Moller - Maersk A/S, Class B†	21	158
Carlsberg A/S, Class B	1,742	164
Coloplast A/S, Class B	387	41
Danske Bank A/S*	7,396	164
DSV A/S	3,446	54
Novo Nordisk A/S, Class B	7,113	610
Novozymes A/S, Class B†	749	88
Tryg A/S†	462	25
Vestas Wind Systems A/S†*	3,314	123
William Demant Holding A/S†*	347	23

		1,516

Finland - 1.0%
Elisa OYJ*	2,326	46
Fortum OYJ	7,274	167
Kesko OYJ, Class B	1,196	46
Kone OYJ, Class B	2,536	116
Metso OYJ	2,078	76
Neste Oil OYJ†	2,349	32
Nokia OYJ	61,144	523
Nokian Renkaat OYJ	1,759	50
Orion OYJ, Class B	1,307	24
Outokumpu OYJ†	1,797	29
Pohjola Bank PLC	2,005	22
Rautaruukki OYJ†	1,132	20
Sampo OYJ, Class A	6,895	166
Sanoma OYJ	1,156	21
Stora Enso OYJ, Class R	9,544	73
UPM-Kymmene OYJ	8,528	117
Wartsila OYJ†	1,290	69

		1,597

France - 9.1%
Accor S.A.	2,393	73
Aeroports de Paris	517	36
Air France-KLM*	2,342	31
Air Liquide S.A.	4,599	477
Alcatel-Lucent†*	37,631	97
Alstom S.A.	3,348	159
Atos Origin S.A.*	842	32
AXA S.A.	27,991	432
BioMerieux	169	17
BNP Paribas	15,475	963
Bouygues S.A.	3,752	152
Bureau Veritas S.A.	806	49
Cap Gemini S.A.	2,375	100
Carrefour S.A.	9,783	443
Casino Guichard-Perrachon S.A.	903	73
Christian Dior S.A.	1,038	105
Cie de St-Gobain	6,260	229
Cie Generale de Geophysique -Veritas†*	2,424	41
Cie Generale des Establissements Michelin, Class B	2,404	178
Cie Generale d’Optique Essilor International S.A.	3,350	203
CNP Assurances	2,473	42
Credit Agricole S.A.	15,132	189
Danone	9,507	510
Dassault Systemes S.A.	958	58
Edenred†*	2,490	43
EDF S.A.†	4,216	167
Eiffage S.A.	686	31
Eramet	99	25
Eurazeo	426	25
Eutelsat Communications†	1,645	59
Fonciere Des Regions	367	34
France Telecom S.A.	30,303	614
GDF Suez	20,294	626
Gecina S.A.†	319	32
Groupe Eurotunnel S.A. (Registered)	7,972	59
Hermes International†	863	156
ICADE	429	41
Iliad S.A.†	240	22
Imerys S.A.	544	27
Ipsen S.A.	434	15
JC Decaux S.A.†*	950	23
Klepierre†	1,527	46

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
France - 9.1% continued
Lafarge S.A.†	3,266	$150
Lagardere S.C.A.	1,937	70
Legrand S.A.†	2,131	65
L’Oreal S.A.	3,914	388
LVMH Moet Hennessy Louis Vuitton S.A.	4,003	463
Metropole Television S.A.	960	20
Natixis*	14,198	77
Neopost S.A.	445	31
PagesJaunes Groupe	1,706	16
Pernod-Ricard S.A.†	3,227	252
Peugeot S.A.*	2,479	65
PPR	1,240	161
Publicis Groupe S.A.	2,113	88
Renault S.A.*	3,127	126
Safran S.A.†	2,694	66
Sanofi-Aventis S.A.	17,088	977
Schneider Electric S.A.	3,854	407
SCOR S.E.	2,738	59
SES S.A.†	4,934	113
Societe BIC S.A.	494	36
Societe Generale	10,260	519
Societe Television Francaise 1	2,035	30
Sodexo	1,555	89
Suez Environnement Co.†	4,379	70
Technip S.A.	1,582	103
Thales S.A.	1,471	47
Total S.A.	34,490	1,606
Unibail-Rodamco S.E.	1,495	281
Vallourec S.A.	1,767	151
Veolia Environnement	5,626	131
Vinci S.A.	7,101	310
Vivendi S.A.	20,118	468

		14,169

Germany - 7.0%
Adidas A.G.	3,409	173
Allianz S.E. (Registered)	7,407	760
BASF S.E.	14,982	784
Bayer A.G.	13,499	820
Bayerische Motoren Werke A.G.	5,397	283
Beiersdorf A.G.	1,647	88
Celesio A.G.†	1,077	22
Commerzbank A.G.*	11,529	90
Continental A.G.*	839	50
Daimler A.G. (Registered)*	14,715	713
Deutsche Bank A.G. (Registered)	10,134	637
Deutsche Boerse A.G.	3,181	194
Deutsche Lufthansa A.G. (Registered)*	3,823	60
Deutsche Post A.G. (Registered)	13,802	224
Deutsche Postbank A.G.*	1,538	47
Deutsche Telekom A.G. (Registered)	46,327	608
E.ON A.G.	29,391	823
Fraport A.G. Frankfurt Airport Services Worldwide	682	35
Fresenius Medical Care A.G. & Co. KGaA	3,190	180
Fresenius S.E.	402	29
GEA Group A.G.	2,670	55
Hannover Rueckversicherung A.G. (Registered)	1,050	47
HeidelbergCement A.G.	2,291	92
HeidelbergCement A.G. (VVPR)*	83	—
Henkel A.G. & Co. KGaA	2,120	85
Hochtief A.G.	789	52
Infineon Technologies A.G.†*	17,668	98
K+S A.G.	2,330	121
Linde A.G.	2,751	308
MAN S.E.	1,714	147
Merck KGaA	1,055	91
Metro A.G.	2,110	107
Muenchener Rueckversicherungs A.G. (Registered)	3,071	390
Puma A.G. Rudolf Dassler Sport	98	26
RWE A.G.	6,834	445
Salzgitter A.G.†	728	44
SAP A.G.	14,000	609
Siemens A.G. (Registered)	13,423	1,217
Suedzucker A.G.	939	17
ThyssenKrupp A.G.	5,491	149
TUI A.G.†*	2,686	27
United Internet A.G. (Registered)	1,783	23
Volkswagen A.G.†	491	44
Wacker Chemie A.G.	269	41

		10,855

Greece - 0.3%
Alpha Bank A.E.*	8,248	53
Bank of Cyprus Public Co. Ltd.	9,449	51
Coca Cola Hellenic Bottling Co. S.A.	2,970	70
EFG Eurobank Ergasias S.A.*	4,599	30
Hellenic Telecommunications Organization S.A.	4,256	29

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Greece - 0.3% continued
National Bank of Greece S.A.*	9,880	$126
OPAP S.A.	3,655	55
Piraeus Bank S.A.*	4,879	25
Public Power Corp. S.A.	2,189	31

		470

Hong Kong - 2.6%
ASM Pacific Technology Ltd.	3,600	29
Bank of East Asia Ltd.†	24,438	92
BOC Hong Kong Holdings Ltd.	60,108	159
Cathay Pacific Airways Ltd.	19,506	48
Cheung Kong Holdings Ltd.	22,729	287
Cheung Kong Infrastructure Holdings Ltd.	8,353	32
CLP Holdings Ltd.	31,021	237
Esprit Holdings Ltd.	18,672	106
Foxconn International Holdings Ltd.†*	41,127	27
Hang Lung Group Ltd.	12,462	75
Hang Lung Properties Ltd.	33,501	150
Hang Seng Bank Ltd.†	12,379	170
Henderson Land Development Co. Ltd.	17,639	109
Hong Kong & China Gas Co. Ltd.	69,249	167
Hong Kong Exchanges and Clearing Ltd.†	16,603	261
Hongkong Electric Holdings Ltd.	22,433	136
Hopewell Holdings Ltd.	8,500	27
Hutchison Whampoa Ltd.	34,698	256
Hysan Development Co. Ltd.	9,473	30
Kerry Properties Ltd.	11,504	58
Li & Fung Ltd.	36,809	187
Lifestyle International Holdings Ltd.	11,953	26
Link REIT (The)	35,664	104
Mongolia Energy Co. Ltd.*	46,000	18
MTR Corp.	23,138	83
New World Development Ltd.	41,244	66
Noble Group Ltd.†	48,326	56
NWS Holdings Ltd.	16,000	29
Orient Overseas International Ltd.	4,000	32
PCCW Ltd.†	45,374	15
Sands China Ltd.*	32,213	50
Shangri-La Asia Ltd.	21,761	48
Sino Land Co. Ltd.	30,322	53
Sun Hung Kai Properties Ltd.	23,136	326
Swire Pacific Ltd., Class A	12,551	151
Television Broadcasts Ltd.	4,000	20
Wharf Holdings Ltd.	22,242	120
Wheelock & Co. Ltd.	16,021	46
Wing Hang Bank Ltd.	3,268	35
Wynn Macau Ltd.*	27,553	48
Yue Yuen Industrial Holdings Ltd.	13,210	43

		4,012

Ireland - 0.6%
Anglo Irish Bank Corp. Ltd.(1) *	6,354	—
CRH PLC	10,390	161
CRH PLC - (London Exchange)	1,004	15
Elan Corp. PLC†*	8,598	39
Experian PLC	16,700	159
Governor & (The) Co. of the Bank of Ireland*	55,253	54
Kerry Group PLC, Class A	2,289	75
Ryanair Holdings PLC*	3,150	15
Shire PLC	9,157	198
WPP PLC	20,495	202

		918

Israel - 0.8%
Bank Hapoalim B.M.*	16,799	69
Bank Leumi Le-Israel B.M.*	19,843	82
Bezeq Israeli Telecommunication Corp. Ltd.	29,325	65
Cellcom Israel Ltd.	664	18
Delek Group Ltd.	55	14
Discount Investment Corp. (Registered)	376	7
Elbit Systems Ltd.	314	16
Israel (The) Corp. Ltd.*	32	26
Israel Chemicals Ltd.	7,313	93
Israel Discount Bank Ltd., Class A*	6,903	12
Makhteshim-Agan Industries Ltd.	3,335	11
Mizrahi Tefahot Bank Ltd.	1,562	13
NICE Systems Ltd.*	1,185	32
Ormat Industries Ltd.	858	6
Partner Communications Co. Ltd.	1,718	29
Teva Pharmaceutical Industries Ltd.	15,223	770

		1,263

Italy - 2.7%
A2A S.p.A.	16,266	23
Assicurazioni Generali S.p.A.	19,007	342
Atlantia S.p.A.	3,902	73
Autogrill S.p.A.*	2,235	26
Banca Carige S.p.A.	6,998	15
Banca Monte dei Paschi di Siena S.p.A.*	38,837	46
Banca Popolare di Milano Scarl	6,960	30

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Italy - 2.7% continued
Banco Popolare SC†	10,453	$58
Enel S.p.A.	107,278	509
ENI S.p.A.	42,419	838
Exor S.p.A.	1,206	22
Fiat S.p.A.	12,447	145
Finmeccanica S.p.A.	6,570	66
Intesa Sanpaolo S.p.A.	125,490	350
Intesa Sanpaolo S.p.A. (RSP)	16,921	38
Luxottica Group S.p.A.	1,917	44
Mediaset S.p.A.	11,555	71
Mediobanca S.p.A.†*	7,687	60
Mediolanum S.p.A.	3,433	13
Parmalat S.p.A.	28,057	67
Pirelli & C S.p.A*	4,372	29
Prysmian S.p.A.	3,067	48
Saipem S.p.A.	4,252	148
Snam Rete Gas S.p.A.†	23,294	108
Telecom Italia S.p.A.	152,591	206
Telecom Italia S.p.A. (RSP)	98,271	108
Tenaris S.A.	7,598	128
Terna - Rete Elettrica Nazionale S.p.A.	21,152	85
UniCredit S.p.A.	219,855	512
Unione di Banche Italiane SCPA	9,863	86

		4,294

Japan - 22.0%
77 Bank (The) Ltd.	5,000	25
ABC-Mart, Inc.	400	12
Acom Co. Ltd.	370	6
Advantest Corp.	2,600	49
Aeon Co. Ltd.	9,800	104
Aeon Credit Service Co. Ltd.	1,000	11
Aeon Mall Co. Ltd.	1,100	25
Air Water, Inc.	2,000	22
Aisin Seiki Co. Ltd.	3,100	80
Ajinomoto Co., Inc.	11,000	108
Alfresa Holdings Corp.†	700	31
All Nippon Airways Co. Ltd.*	14,000	51
Amada Co. Ltd.	6,000	36
Aozora Bank Ltd.	7,000	9
Asahi Breweries Ltd.	6,300	119
Asahi Glass Co. Ltd.	16,000	156
Asahi Kasei Corp.	21,000	103
Asics Corp.	2,000	19
Astellas Pharma, Inc.	7,400	255
Bank of Kyoto (The) Ltd.	5,000	40
Bank of Yokohama (The) Ltd.	20,000	87
Benesse Holdings, Inc.	1,200	54
Bridgestone Corp.	10,600	184
Brother Industries Ltd.	3,800	41
Canon Marketing Japan, Inc.	900	12
Canon, Inc.	18,500	756
Casio Computer Co. Ltd.†	3,400	23
Central Japan Railway Co.	25	202
Chiba Bank (The) Ltd.	12,000	67
Chiyoda Corp.	2,000	14
Chubu Electric Power Co., Inc.	10,800	284
Chugai Pharmaceutical Co. Ltd.	3,700	63
Chugoku Bank (The) Ltd.	3,000	35
Chugoku Electric Power (The) Co., Inc.	4,900	107
Chuo Mitsui Trust Holdings, Inc.	16,000	57
Citizen Holdings Co. Ltd.	4,800	25
Coca-Cola West Co. Ltd.	700	12
Cosmo Oil Co. Ltd.†	8,000	19
Credit Saison Co. Ltd.	2,600	33
Dai Nippon Printing Co. Ltd.	9,000	104
Daicel Chemical Industries Ltd.	4,000	24
Daido Steel Co. Ltd.	4,000	19
Daihatsu Motor Co. Ltd.	3,000	38
Dai-ichi Life Insurance (The) Co. Ltd.	130	154
Daiichi Sankyo Co. Ltd.	11,000	219
Daikin Industries Ltd.	3,800	129
Dainippon Sumitomo Pharma Co. Ltd.	2,000	17
Daito Trust Construction Co. Ltd.	1,300	75
Daiwa House Industry Co. Ltd.	8,000	75
Daiwa Securities Group, Inc.	27,000	110
Dena Co. Ltd.†	1,300	39
Denki Kagaku Kogyo K.K.	8,000	32
Denso Corp.	7,900	214
Dentsu, Inc.	2,700	61
Dowa Holdings Co. Ltd.†	3,100	16
East Japan Railway Co.	5,590	362
Eisai Co. Ltd.	4,100	148
Electric Power Development Co. Ltd.	1,900	61
Elpida Memory, Inc.†*	2,900	35
FamilyMart Co. Ltd.	900	33
Fanuc Ltd.	3,100	334
Fast Retailing Co. Ltd.	900	125
Fuji Electric Holdings Co. Ltd.†	11,000	27

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 22.0% continued
Fuji Heavy Industries Ltd.*	10,000	$56
Fuji Media Holdings, Inc.	5	7
FUJIFILM Holdings Corp.	7,500	227
Fujitsu Ltd.	30,000	208
Fukuoka Financial Group, Inc.	13,000	52
Furukawa Electric Co. Ltd.	11,000	40
GS Yuasa Corp.†	7,000	41
Gunma Bank (The) Ltd.	7,000	36
Hachijuni Bank (The) Ltd.	7,872	43
Hakuhodo DY Holdings, Inc.	300	14
Hamamatsu Photonics K.K.	1,091	33
Hankyu Hanshin Holdings, Inc.†	19,000	87
Hino Motors Ltd.	5,000	22
Hirose Electric Co. Ltd.	500	48
Hiroshima Bank (The) Ltd.	7,000	28
Hisamitsu Pharmaceutical Co., Inc.	1,200	50
Hitachi Chemical Co. Ltd.	1,900	33
Hitachi Construction Machinery Co. Ltd.†	1,800	36
Hitachi High-Technologies Corp.	1,300	21
Hitachi Ltd.*	74,000	300
Hitachi Metals Ltd.	3,000	32
Hokkaido Electric Power Co., Inc.	3,000	67
Hokuhoku Financial Group, Inc.	22,000	39
Hokuriku Electric Power Co.	2,900	69
Honda Motor Co. Ltd.	27,000	890
Hoya Corp.	7,100	156
Ibiden Co. Ltd.	2,100	50
Idemitsu Kosan Co. Ltd.	300	24
IHI Corp.	19,000	34
INPEX Corp.	35	158
Isetan Mitsukoshi Holdings Ltd.	6,160	65
Isuzu Motors Ltd.	19,000	63
Ito En Ltd.†	700	11
ITOCHU Corp.	24,600	200
Itochu Techno-Solutions Corp.	400	13
Iyo Bank (The) Ltd.	4,000	34
J. Front Retailing Co. Ltd.	6,800	33
Jafco Co. Ltd.	500	11
Japan Petroleum Exploration Co.†	400	14
Japan Prime Realty Investment Corp.	10	22
Japan Real Estate Investment Corp.	8	71
Japan Retail Fund Investment Corp.	28	37
Japan Steel Works (The) Ltd.	5,000	44
Japan Tobacco, Inc.	73	226
JFE Holdings, Inc.	7,600	224
JGC Corp.	3,000	46
Joyo Bank (The) Ltd.	11,000	45
JS Group Corp.	4,100	78
JSR Corp.	2,900	43
JTEKT Corp.	2,800	23
Jupiter Telecommunications Co. Ltd.	42	45
JX Holdings, Inc.*	36,527	185
Kajima Corp.†	15,000	35
Kamigumi Co. Ltd.	4,000	29
Kaneka Corp.	5,000	30
Kansai Electric Power (The) Co., Inc.	12,400	318
Kansai Paint Co. Ltd.	3,000	25
Kao Corp.	8,800	204
Kawasaki Heavy Industries Ltd.	23,000	62
Kawasaki Kisen Kaisha Ltd.*	11,000	41
KDDI Corp.	48	231
Keihin Electric Express Railway Co. Ltd.†	8,000	81
Keio Corp.†	9,000	62
Keisei Electric Railway Co. Ltd.	4,000	26
Keyence Corp.	630	130
Kikkoman Corp.	3,000	30
Kinden Corp.	2,000	18
Kintetsu Corp.†	27,000	90
Kirin Holdings Co. Ltd.	14,000	194
Kobe Steel Ltd.	41,000	85
Koito Manufacturing Co. Ltd.	2,000	28
Komatsu Ltd.	15,500	316
Konami Corp.	1,200	19
Konica Minolta Holdings, Inc.	7,500	65
Kubota Corp.	19,000	152
Kuraray Co. Ltd.	5,600	63
Kurita Water Industries Ltd.	1,900	50
Kyocera Corp.	2,600	220
Kyowa Hakko Kirin Co. Ltd.	4,000	39
Kyushu Electric Power Co., Inc.	6,200	148
Lawson, Inc.	1,000	46
Mabuchi Motor Co. Ltd.	400	19
Makita Corp.	1,800	51
Marubeni Corp.	27,000	139
Marui Group Co. Ltd.	4,200	28
Maruichi Steel Tube Ltd.	700	13
Matsui Securities Co. Ltd.	1,400	8
Mazda Motor Corp.	25,000	56

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 22.0% continued
McDonald’s Holdings Co. Japan Ltd.†	900	$21
MEDIPAL HOLDINGS Corp.	2,700	34
MEIJI Holdings Co. Ltd.	1,151	54
Minebea Co. Ltd.	5,000	23
Mitsubishi Chemical Holdings Corp.	19,500	92
Mitsubishi Corp.	22,100	475
Mitsubishi Electric Corp.	31,000	248
Mitsubishi Estate Co. Ltd.	19,000	285
Mitsubishi Gas Chemical Co., Inc.	7,000	38
Mitsubishi Heavy Industries Ltd.	49,000	176
Mitsubishi Logistics Corp.	2,000	22
Mitsubishi Materials Corp.*	18,000	48
Mitsubishi Motors Corp.†*	63,000	80
Mitsubishi Tanabe Pharma Corp.	4,000	63
Mitsubishi UFJ Financial Group, Inc.	207,930	991
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,080	39
Mitsui & Co. Ltd.	28,300	370
Mitsui Chemicals, Inc.	15,000	38
Mitsui Engineering & Shipbuilding Co. Ltd.†	10,000	21
Mitsui Fudosan Co. Ltd.	14,000	228
Mitsui Mining & Smelting Co. Ltd.	8,000	22
Mitsui O.S.K. Lines Ltd.	19,000	120
Mitsumi Electric Co. Ltd.	1,200	17
Mizuho Financial Group, Inc.	327,591	502
Mizuho Securities Co. Ltd.	8,000	18
Mizuho Trust & Banking Co. Ltd.*	30,000	24
MS&AD Insurance Group Holdings	8,793	197
Murata Manufacturing Co. Ltd.	3,300	157
Namco Bandai Holdings, Inc.	2,600	25
NEC Corp.	42,000	107
NGK Insulators Ltd.	4,000	61
NGK Spark Plug Co. Ltd.	3,000	35
NHK Spring Co. Ltd.	2,000	17
Nidec Corp.	1,800	159
Nikon Corp.	5,200	87
Nintendo Co. Ltd.	1,600	444
Nippon Building Fund, Inc.	8	68
Nippon Electric Glass Co. Ltd.	6,000	67
Nippon Express Co. Ltd.	14,000	49
Nippon Meat Packers, Inc.	3,000	36
Nippon Paper Group, Inc.	1,700	44
Nippon Sheet Glass Co. Ltd.†	12,000	26
Nippon Steel Corp.	84,000	276
Nippon Telegraph & Telephone Corp.	8,526	367
Nippon Yusen K.K.	25,000	96
Nishi-Nippon City Bank (The) Ltd.	10,000	28
Nissan Chemical Industries Ltd.	2,000	20
Nissan Motor Co. Ltd.*	40,600	309
Nissha Printing Co. Ltd.†	400	9
Nisshin Seifun Group, Inc.	3,500	45
Nisshin Steel Co. Ltd.	9,000	14
Nisshinbo Holdings, Inc.	2,000	19
Nissin Foods Holdings Co. Ltd.	1,200	43
Nitori Holdings Co. Ltd.	600	52
Nitto Denko Corp.	2,700	87
NKSJ Holdings, Inc.*	23,482	132
NOK Corp.	1,900	29
Nomura Holdings, Inc.	57,700	327
Nomura Real Estate Holdings, Inc.	1,300	17
Nomura Real Estate Office Fund, Inc.	4	20
Nomura Research Institute Ltd.	1,800	35
NSK Ltd.	7,000	42
NTN Corp.	8,000	30
NTT Data Corp.	20	62
NTT DoCoMo, Inc.	252	425
NTT Urban Development Corp.	18	14
Obayashi Corp.	11,000	42
Obic Co. Ltd.	130	24
Odakyu Electric Railway Co. Ltd.†	10,000	92
OJI Paper Co. Ltd.	14,000	66
Olympus Corp.†	3,500	83
Omron Corp.	3,300	70
Ono Pharmaceutical Co. Ltd.	1,400	61
Oracle Corp. Japan	700	36
Oriental Land Co. Ltd.	800	71
ORIX Corp.†	1,710	128
Osaka Gas Co. Ltd.	32,000	121
Otsuka Corp.	200	13
Panasonic Corp.	32,100	405
Panasonic Electric Works Co. Ltd.	6,000	79
Rakuten, Inc.†	118	89
Resona Holdings, Inc.†	10,000	99
Ricoh Co. Ltd.	11,000	141
Rinnai Corp.	500	30
Rohm Co. Ltd.	1,600	96
Sankyo Co. Ltd.	900	45
Santen Pharmaceutical Co. Ltd.	1,300	47
Sanyo Electric Co. Ltd.*	30,000	49

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 22.0% continued
Sapporo Hokuyo Holdings, Inc.	5,900	$28
Sapporo Holdings Ltd.	5,000	23
SBI Holdings, Inc.	324	40
Secom Co. Ltd.	3,400	148
Sega Sammy Holdings, Inc.	3,400	51
Seiko Epson Corp.	2,500	32
Sekisui Chemical Co. Ltd.	7,000	41
Sekisui House Ltd.	9,000	78
Senshu Ikeda Holdings, Inc.†	8,133	12
Seven & I Holdings Co. Ltd.	12,300	281
Seven Bank Ltd.	9	17
Sharp Corp.†	16,000	153
Shikoku Electric Power Co., Inc.†	2,900	90
Shimadzu Corp.	4,000	27
Shimamura Co. Ltd.	400	36
Shimano, Inc.	1,100	54
Shimizu Corp.	11,000	39
Shin-Etsu Chemical Co. Ltd.	6,700	309
Shinko Electric Industries Co. Ltd.†	800	9
Shinsei Bank Ltd.†*	11,000	8
Shionogi & Co. Ltd.	4,900	85
Shiseido Co. Ltd.	5,700	128
Shizuoka Bank (The) Ltd.	10,000	84
Showa Denko K.K.	24,000	43
Showa Shell Sekiyu K.K.	2,600	19
SMC Corp.	900	111
Softbank Corp.	13,200	378
Sojitz Corp.	22,200	36
Sony Corp.	16,400	459
Sony Financial Holdings, Inc.	14	46
Square Enix Holdings Co. Ltd.	800	16
Stanley Electric Co. Ltd.	2,500	38
Sumco Corp.†*	2,000	34
Sumitomo Chemical Co. Ltd.†	26,000	106
Sumitomo Corp.	18,400	210
Sumitomo Electric Industries Ltd.	12,300	132
Sumitomo Heavy Industries Ltd.	9,000	42
Sumitomo Metal Industries Ltd.	55,000	129
Sumitomo Metal Mining Co. Ltd.	9,000	115
Sumitomo Mitsui Financial Group, Inc.	21,923	651
Sumitomo Realty & Development Co. Ltd.	6,000	115
Sumitomo Rubber Industries Ltd.	2,300	21
Sumitomo Trust & Banking (The) Co. Ltd.	23,000	122
Suruga Bank Ltd.	3,000	26
Suzuken Co. Ltd.	1,200	42
Suzuki Motor Corp.	5,300	105
Sysmex Corp.†	600	38
T&D Holdings, Inc.	4,450	85
Taiheiyo Cement Corp.†*	10,400	12
Taisei Corp.	18,000	35
Taisho Pharmaceutical Co. Ltd.†	2,000	40
Taiyo Nippon Sanso Corp.†	4,000	32
Takashimaya Co. Ltd.	4,000	30
Takeda Pharmaceutical Co. Ltd.	12,300	564
TDK Corp.	2,000	105
Teijin Ltd.	16,000	49
Terumo Corp.	2,800	138
THK Co. Ltd.	2,100	35
Tobu Railway Co. Ltd.†	13,000	74
Toho Co. Ltd.	1,500	24
Toho Gas Co. Ltd.	7,000	36
Tohoku Electric Power Co., Inc.	7,000	162
Tokio Marine Holdings, Inc.	11,800	316
Tokuyama Corp.	6,000	29
Tokyo Electric Power (The) Co., Inc.	19,900	579
Tokyo Electron Ltd.	2,800	132
Tokyo Gas Co. Ltd.	42,000	196
Tokyo Steel Manufacturing Co. Ltd.	1,400	15
Tokyo Tatemono Co. Ltd.	5,000	17
Tokyu Corp.	19,000	87
Tokyu Land Corp.	6,000	24
TonenGeneral Sekiyu K.K.	5,000	45
Toppan Printing Co. Ltd.	9,000	68
Toray Industries, Inc.	23,000	122
Toshiba Corp.*	66,000	312
Tosoh Corp.	10,000	25
TOTO Ltd.†	4,000	25
Toyo Seikan Kaisha Ltd.	2,700	43
Toyo Suisan Kaisha Ltd.	2,000	42
Toyoda Gosei Co. Ltd.	900	18
Toyota Boshoku Corp.	900	13
Toyota Industries Corp.	2,900	73
Toyota Motor Corp.	45,000	1,527
Toyota Tsusho Corp.	3,500	50
Trend Micro, Inc.	1,600	43
Tsumura & Co.†	900	28
Ube Industries Ltd.	17,000	36
Unicharm Corp.	700	85

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 22.0% continued
UNY Co. Ltd.	2,600	$19
Ushio, Inc.	2,000	34
USS Co. Ltd.	320	24
West Japan Railway Co.	28	104
Yahoo! Japan Corp.	237	85
Yakult Honsha Co. Ltd.†	1,600	48
Yamada Denki Co. Ltd.	1,350	84
Yamaguchi Financial Group, Inc.	3,000	28
Yamaha Corp.	2,300	24
Yamaha Motor Co. Ltd.*	4,200	57
Yamato Holdings Co. Ltd.	6,500	76
Yamato Kogyo Co. Ltd.	900	20
Yamazaki Baking Co. Ltd.	2,000	24
Yaskawa Electric Corp.†	4,000	28
Yokogawa Electric Corp.	4,300	27

		34,245

Netherlands - 4.6%
Aegon N.V.*	25,421	130
Akzo Nobel N.V.	3,772	199
ArcelorMittal†	14,034	407
ASML Holding N.V.	7,021	174
Corio N.V.	958	55
Delta Lloyd N.V.†	954	16
European Aeronautic Defence and Space Co. N.V.*	6,642	146
Fugro N.V. - CVA	1,068	60
Heineken Holding N.V.	1,792	69
Heineken N.V.	3,993	178
ING Groep N.V. - CVA*	62,491	553
James Hardie Industries S.E.†*	7,355	35
Koninklijke (Royal) KPN N.V.	26,647	386
Koninklijke Ahold N.V.	19,524	240
Koninklijke Boskalis Westminster N.V.	1,113	41
Koninklijke DSM N.V.	2,512	104
Koninklijke Philips Electronics N.V.	15,835	442
Koninklijke Vopak N.V.	1,231	49
QIAGEN N.V.†*	3,773	68
Randstad Holding N.V.*	1,777	66
Reed Elsevier N.V.	11,286	135
Royal Dutch Shell PLC, Class A	57,853	1,534
Royal Dutch Shell PLC, Class B	43,987	1,121
SBM Offshore N.V.	2,841	43
TNT N.V.	6,045	153
Unilever N.V. - CVA	26,591	710
Wolters Kluwer N.V.	4,831	90

		7,204

New Zealand - 0.1%
Auckland International Airport Ltd.	18,236	25
Contact Energy Ltd.*	3,804	15
Fletcher Building Ltd.	10,089	53
Sky City Entertainment Group Ltd.	8,255	17
Telecom Corp. of New Zealand Ltd.	32,107	46

		156

Norway - 0.7%
Aker Solutions ASA	3,046	33
DnB NOR ASA	15,910	175
Norsk Hydro ASA	14,352	68
Orkla ASA	12,448	104
Renewable Energy Corp. ASA*	9,904	25
Seadrill Ltd.†	4,488	104
Statoil ASA	18,133	340
Telenor ASA	13,486	197
Yara International ASA	3,072	123

		1,169

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	49,598	39
Banco Espirito Santo S.A. (Registered)	9,423	41
Brisa Auto-Estradas de Portugal S.A.	2,657	17
Cimpor Cimentos de Portugal SGPS S.A.	2,806	17
Energias de Portugal S.A.	28,447	86
Galp Energia SGPS S.A., Class B	3,719	60
Jeronimo Martins SGPS S.A.	3,694	41
Portugal Telecom SGPS S.A. (Registered)	9,491	111

		412

Singapore - 1.7%
Ascendas Real Estate Investment Trust	26,666	41
CapitaLand Ltd.	42,250	122
CapitaMall Trust	36,200	52
CapitaMalls Asia Ltd.	23,940	37
City Developments Ltd.	9,000	73
ComfortDelgro Corp. Ltd.	27,000	30
Cosco Corp. Singapore Ltd.†	15,000	17
DBS Group Holdings Ltd.	27,799	286
Fraser and Neave Ltd.	16,348	67
Genting Singapore PLC*	99,000	124
Golden Agri-Resources Ltd.	112,105	46

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Singapore - 1.7% continued
Jardine Cycle & Carriage Ltd.	1,870	$45
Keppel Corp. Ltd.	20,500	135
Keppel Land Ltd.	12,862	37
Neptune Orient Lines Ltd.†*	17,897	25
Olam International Ltd.†	20,098	40
Oversea-Chinese Banking Corp. Ltd.†	40,210	257
SembCorp Industries Ltd.	17,044	54
SembCorp Marine Ltd.†	14,400	41
Singapore Airlines Ltd.	8,667	96
Singapore Exchange Ltd.†	14,000	78
Singapore Press Holdings Ltd.†	25,295	76
Singapore Technologies Engineering Ltd.	27,000	64
Singapore Telecommunications Ltd.	130,325	297
StarHub Ltd.	8,000	14
United Overseas Bank Ltd.	19,774	274
UOL Group Ltd.	6,039	18
Wilmar International Ltd.	31,000	144
Yangzijiang Shipbuilding Holdings Ltd.†	20,000	23

		2,613

Spain - 3.7%
Abertis Infraestructuras S.A.	4,802	79
Acciona S.A.	445	35
Acerinox S.A.	1,400	22
ACS Actividades de Construccion y Servicios S.A.†	2,309	95
Banco Bilbao Vizcaya Argentaria S.A.	58,078	700
Banco de Sabadell S.A.†	15,671	76
Banco de Valencia S.A.	4,295	23
Banco Popular Espanol S.A.	14,065	84
Banco Santander S.A.	134,317	1,570
Bankinter S.A.	4,866	32
Criteria Caixacorp S.A.	13,892	65
EDP Renovaveis S.A.*	3,122	17
Enagas	2,891	51
Ferrovial S.A.†	7,124	62
Fomento de Construcciones y Contratas S.A.†	801	19
Gamesa Corp. Tecnologica S.A.*	3,563	24
Gas Natural SDG S.A.	3,731	56
Gestevision Telecinco S.A.	1,507	15
Grifols S.A.	2,029	24
Iberdrola Renovables S.A.	14,819	48
Iberdrola S.A.	64,167	450
Iberia Lineas Aereas de Espana S.A.*	7,161	23
Inditex S.A.	3,564	237
Indra Sistemas S.A.	1,271	21
Mapfre S.A.	13,096	37
Red Electrica Corp. S.A.	1,750	72
Repsol YPF S.A.	11,900	270
Telefonica S.A.	67,048	1,479
Zardoya Otis S.A.	2,027	32

		5,718

Sweden - 2.9%
Alfa Laval AB†	5,471	80
Assa Abloy AB, Class B	5,073	101
Atlas Copco AB, Class A	10,904	165
Atlas Copco AB, Class B	6,315	86
Boliden AB	4,589	52
Electrolux AB, Class B	3,904	75
Getinge AB, Class B	3,261	65
Hennes & Mauritz AB, Class B	16,710	544
Hexagon AB, Class B	3,101	51
Holmen AB, Class B	810	21
Husqvarna AB, Class B†	6,785	42
Investor AB, Class B	7,462	129
Kinnevik Investment AB, Class B	3,536	64
Millicom International Cellular S.A. SDR	1,237	113
Modern Times Group AB, Class B	854	49
Nordea Bank AB	52,734	471
Ratos AB, Class B†	1,798	48
Sandvik AB	16,409	194
Scania AB, Class B	5,168	95
Securitas AB, Class B	5,399	50
Skandinaviska Enskilda Banken AB, Class A	22,966	142
Skanska AB, Class B†	6,485	99
SKF AB, Class B†	6,306	113
SSAB AB, Class A	3,051	42
SSAB AB, Class B	1,093	13
Svenska Cellulosa AB, Class B	9,370	124
Svenska Handelsbanken AB, Class A	8,000	208
Swedbank AB, Class A†*	11,489	129
Swedish Match AB	3,892	90
Tele2 AB, Class B	5,067	91
Telefonaktiebolaget LM Ericsson, Class B	49,096	475
TeliaSonera AB	36,688	263
Volvo AB, Class B*	17,700	204

		4,488

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Switzerland - 8.4%
ABB Ltd. (Registered)*	35,984	$694
Actelion Ltd. (Registered)*	1,673	72
Adecco S.A. (Registered)	1,988	93
Aryzta A.G.	1,093	47
Aryzta A.G. - (NASDAQ OMX Exchange)	308	13
Baloise Holding A.G. (Registered)	815	66
Cie Financiere Richemont S.A., Class A (Bearer)	8,512	330
Credit Suisse Group A.G. (Registered)	18,369	803
GAM Holding A.G.*	3,708	46
Geberit A.G. (Registered)	631	101
Givaudan S.A. (Registered)	124	118
Holcim Ltd. (Registered)	4,001	240
Julius Baer Group Ltd.	3,364	118
Kuehne & Nagel International A.G. (Registered)	876	91
Lindt & Spruengli A.G. (Participation Certificates)	15	35
Lindt & Spruengli A.G. (Registered)	2	53
Logitech International S.A. (Registered)†*	3,072	46
Lonza Group A.G. (Registered)	739	61
Nestle S.A. (Registered)	56,506	2,922
Nobel Biocare Holding A.G. (Registered)	2,179	34
Novartis A.G. (Registered)	34,460	1,808
Pargesa Holding S.A. (Bearer)	511	33
Roche Holding A.G. (Genusschein)	11,472	1,558
Schindler Holding A.G. (Participation Certificates)	788	78
Schindler Holding A.G. (Registered)	319	31
SGS S.A. (Registered)	89	129
Sika A.G. (Bearer)	33	58
Sonova Holding A.G. (Registered)	747	96
STMicroelectronics N.V.	10,358	69
Straumann Holding A.G. (Registered)	116	24
Swatch Group (The) A.G. (Bearer)	502	161
Swatch Group (The) A.G. (Registered)	747	44
Swiss Life Holding A.G. (Registered)*	524	55
Swiss Reinsurance Co. Ltd. (Registered)	5,737	238
Swisscom A.G. (Registered)	384	149
Syngenta A.G. (Registered)	1,543	355
Synthes, Inc.	973	107
UBS A.G. (Registered)*	59,393	999
Xstrata PLC	33,564	524
Zurich Financial Services A.G.	2,407	536

		13,035

United Kingdom - 18.9%
3i Group PLC	15,866	63
Admiral Group PLC	3,258	76
Aggreko PLC	4,213	92
AMEC PLC	5,303	74
Anglo American PLC	21,494	768
Antofagasta PLC	6,450	102
ARM Holdings PLC	21,258	118
Associated British Foods PLC	5,797	94
AstraZeneca PLC	23,498	1,161
Autonomy Corp. PLC*	3,513	84
Aviva PLC	45,092	262
Babcock International Group PLC	5,849	45
BAE Systems PLC	56,165	254
Balfour Beatty PLC	11,473	42
Barclays PLC	186,665	858
BG Group PLC	55,037	887
BHP Billiton PLC	36,033	1,008
BP PLC	306,298	1,779
British Airways PLC*	8,026	26
British American Tobacco PLC	32,595	1,108
British Land Co. PLC	14,255	100
British Sky Broadcasting Group PLC	18,618	202
BT Group PLC	126,562	258
Bunzl PLC	5,358	58
Burberry Group PLC	7,071	92
Cable & Wireless Worldwide PLC	45,249	46
Cairn Energy PLC*	22,399	160
Capita Group (The) PLC	10,141	109
Capital Shopping Centres Group PLC	8,369	42
Carnival PLC	2,740	89
Centrica PLC	83,755	418
Cobham PLC	18,704	60
Compass Group PLC	30,545	249
Diageo PLC	40,888	664
Eurasian Natural Resources Corp. PLC	4,187	54
FirstGroup PLC	8,420	45
Fresnillo PLC	3,101	52
G4S PLC	22,971	89
GlaxoSmithKline PLC	84,789	1,589
Hammerson PLC	11,517	63
Home Retail Group PLC	14,374	48
HSBC Holdings PLC	284,400	2,802
ICAP PLC	9,095	57
Imperial Tobacco Group PLC	16,621	459

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United Kingdom - 18.9% continued
Inmarsat PLC	7,090	$73
Intercontinental Hotels Group PLC	4,234	64
International Power PLC	24,760	141
Intertek Group PLC	2,598	67
Invensys PLC	13,375	47
Investec PLC	7,502	54
ITV PLC*	62,454	53
J. Sainsbury PLC	19,706	110
Johnson Matthey PLC	3,484	85
Kazakhmys PLC	3,474	61
Kingfisher PLC	38,609	121
Land Securities Group PLC	12,417	116
Legal & General Group PLC	95,495	136
Lloyds Banking Group PLC*	655,120	699
London Stock Exchange Group PLC†	2,829	29
Lonmin PLC*	2,566	60
Man Group PLC	27,861	89
Marks & Spencer Group PLC	25,891	137
National Grid PLC	56,517	475
Next PLC	3,089	94
Old Mutual PLC	88,367	172
Pearson PLC	13,295	198
Petrofac Ltd.	4,155	89
Prudential PLC	41,285	359
Randgold Resources Ltd.	1,455	135
Reckitt Benckiser Group PLC	10,005	501
Reed Elsevier PLC	19,892	160
Resolution Ltd.	23,627	92
Rexam PLC	14,363	67
RioTinto PLC	23,648	1,193
Rolls-Royce Group PLC*	30,220	256
Royal Bank of Scotland Group PLC*	275,762	189
RSA Insurance Group PLC	56,055	106
SABMiller PLC	15,468	441
Sage Group (The) PLC	21,375	80
Schroders PLC	1,598	33
Scottish & Southern Energy PLC	15,064	265
Segro PLC	12,005	50
Serco Group PLC	7,975	71
Severn Trent PLC	3,854	77
Smith & Nephew PLC	14,504	121
Smiths Group PLC	6,351	112
Standard Chartered PLC	33,047	882
Standard Life PLC	36,448	114
Tesco PLC	130,427	814
Thomas Cook Group PLC	12,203	34
Tomkins PLC	14,318	71
TUI Travel PLC	7,804	24
Tullow Oil PLC	14,284	266
Unilever PLC	20,955	554
United Utilities Group PLC	11,110	97
Vedanta Resources PLC	1,976	57
Vodafone Group PLC	859,165	2,075
Whitbread PLC	2,878	61
WM Morrison Supermarkets PLC	34,687	154
Wolseley PLC*	4,616	89

		29,476

Total Common Stocks (Cost $160,423)(2)		152,247

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	771	28
Fresenius S.E.	1,317	94
Henkel A.G. & Co. KGaA	2,905	136
Porsche Automobil Holding S.E.	1,424	66
RWE A.G.†	638	39
Volkswagen A.G.	2,777	276

		639

Total Preferred Stocks (Cost $678)(2)		639

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	770,216	$770
Northern Institutional Funds - Liquid Assets Portfolio (3) (5)	7,100,743	7,101

Total Investment Companies (Cost $7,871)		7,871

Total Investments - 103.3% (Cost $168,972)		160,757

Liabilities less Other Assets - (3.3)%		(5,090)

NET ASSETS - 100.0%		$155,667

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were pro-vided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio.
(4)	The Portfolio had approximately $770,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2010, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS/ (LOSSES) (000S)
Euro Stoxx 50 (Euro)	31	$1,027	Long	9/10	$— (1)
FTSE 100 Index (British Pound)	9	718	Long	9/10	15
Hang Seng Index (Hong Kong Dollar)	1	131	Long	9/10	(1)
SPI 200 (Australian Dollar)	2	195	Long	9/10	6
TOPIX Index (Japanese Yen)	7	667	Long	9/10	(29)

Total					$(9)

(1)	Amount rounds to less than one thousand.

Federal Tax Information:

At August 31,2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$185,015

Gross tax appreciation of investments	$2,656
Gross tax depreciation of investments	(26,914)

Net tax depreciation of investments	$(24,258)

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

At August 31, 2010, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	10.5
Energy	7.3
Financials	24.9
Health Care	8.8
Industrials	12.0
Information Technology	4.8
Materials	10.0
Telecommunication Services	6.0
Utilities	5.6

Total	100.0%

At August 31, 2010, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.5%
Japanese Yen	22.4
British Pound	21.7
Australian Dollar	8.3
Swiss Franc	8.1
All other currencies less than 5%	10.0

Total	100.0%

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

At August 31, 2010, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS/(LOSSES) (000S)
Euro	79	United States Dollar	100	9/3/10	$— (1)
United States Dollar	150	Australian Dollar	169	9/3/10	— (1)
United States Dollar	50	British Pound	33	9/3/10	— (1)
United States Dollar	50	Singapore Dollar	68	9/3/10	— (1)
Australian Dollar	104	United States Dollar	83	9/15/10	(9)
British Pound	115	United States Dollar	170	9/15/10	(7)
British Pound	139	United States Dollar	215	9/15/10	2
British Pound	100	United States Dollar	160	9/15/10	7
Euro	155	United States Dollar	200	9/15/10	4
Euro	180	United States Dollar	240	9/15/10	11
Hong Kong Dollar	3,040	United States Dollar	390	9/15/10	(1)
Israeli Shekel	348	United States Dollar	90	9/15/10	(1)
Japanese Yen	10,727	United States Dollar	117	9/15/10	(11)
Japanese Yen	6,202	United States Dollar	70	9/15/10	(4)
Swiss Franc	236	United States Dollar	203	9/15/10	(29)
Swiss franc	83	United States Dollar	80	9/15/10	(2)
United States Dollar	305	British Pound	210	9/15/10	17
United States Dollar	200	British Pound	137	9/15/10	10
United States Dollar	180	British Pound	119	9/15/10	2
United States Dollar	331	Euro	277	9/15/10	19
United States Dollar	200	Euro	162	9/15/10	6
United States Dollar	220	Euro	177	9/15/10	4
United States Dollar	175	Hong Kong Dollar	1,362	9/15/10	— (1)
United States Dollar	200	Hong Kong Dollar	1,552	9/15/10	— (1)
United States Dollar	100	Japanese Yen	9,134	9/15/10	9
United States Dollar	210	Japanese Yen	18,391	9/15/10	9
United States Dollar	105	Japanese Yen	9,137	9/15/10	4
United States Dollar	200	Swiss Franc	228	9/15/10	25

Total					$65

(1)	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using prices provided by the Fund’s Valuation Committee.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$15,084	$—		$15,084
Consumer Staples	—	15,995	—		15,995
Energy	—	11,095	—		11,095
Financials	—	38,185	—		38,185
Health Care	—	13,318	—		13,318
Industrials	118	18,264	—		18,382
Information Technology	—	7,329	—		7,329
Materials	—	15,296	—	(1)	15,296
Telecommunication Services	—	9,109	—		9,109
Utilities	—	8,454	—		8,454
Preferred Stocks
Consumer Discretionary	—	370	—		370
Consumer Staples	—	136	—		136
Health Care	—	94	—		94
Utilities	—	39	—		39
Investment Companies	7,871	—	—		7,871

Total Investments	$7,989	$152,768	$—		$160,757

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$21	$—	$—		$21
Forward Foreign Currency Exchange Contracts	—	129	—		129
Liabilites
Futures Contracts	(30)	—	—		(30)
Forward Foreign Currency Exchange Contracts	—	(64)	—		(64)

Total Other Financial Instruments	$(9)	$65	$—		$56

(1)	Amount rounds to less than one thousand.

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/10 (000S)
Warrants
Materials	$1	$—	$—	$(1)	$—	$—

Total	$1	$—	$—	$(1)	$—	$—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Advertising - 0.1%
APAC Customer Services, Inc.†*	2,040	$10
Harte-Hanks, Inc.†	2,115	22
Marchex, Inc., Class B†	1,300	5

		37

Aerospace/Defense -1.3%
AAR Corp.*	2,179	33
Aerovironment, Inc.†*	951	22
Astronics Corp.†*	529	8
Cubic Corp.	877	33
Curtiss-Wright Corp.	2,554	68
Ducommun, Inc.†	601	12
Esterline Technologies Corp.*	1,659	76
GenCorp, Inc.†*	3,511	15
HEICO Corp.†	1,654	69
Herley Industries, Inc.†*	800	12
Kaman Corp.	1,449	31
Kratos Defense & Security Solutions, Inc.†*	809	8
LMI Aerospace, Inc.†*	500	8
Moog, Inc., Class A*	2,559	80
National Presto Industries, Inc.†	267	27
Orbital Sciences Corp.*	3,266	42
Teledyne Technologies, Inc.*	2,023	73
Triumph Group, Inc.†	907	60

		677

Agriculture - 0.4%
Alico, Inc.†	217	5
Alliance One International, Inc.†*	4,965	17
Andersons (The), Inc.†	1,029	37
Cadiz, Inc.†*	674	7
Griffin Land & Nurseries, Inc.†	144	4
Limoneira Co.†	448	7
MGP Ingredients, Inc.†*	683	5
Star Scientific, Inc.†*	5,602	8
Tejon Ranch Co.†*	775	16
Universal Corp.†	1,342	48
Vector Group Ltd.†	2,412	46

		200

Airlines - 0.7%
AirTran Holdings, Inc.†*	7,562	34
Alaska Air Group, Inc.*	2,023	90
Allegiant Travel Co.†	826	31
Hawaiian Holdings, Inc.†*	2,917	14
JetBlue Airways Corp.†*	13,804	79
Pinnacle Airlines Corp.†*	926	4
Republic Airways Holdings, Inc.†*	2,003	14
Skywest, Inc.	3,033	39
US Airways Group, Inc.†*	9,157	83

		388

Apparel - 1.9%
American Apparel, Inc.†*	1,900	2
Carter’s, Inc.*	3,324	74
Cherokee, Inc.†	423	7
Columbia Sportswear Co.†	640	30
CROCS, Inc.*	4,837	61
Deckers Outdoor Corp.*	2,172	94
Delta Apparel, Inc.†*	326	4
G-III Apparel Group Ltd.†*	911	22
Iconix Brand Group, Inc.†*	4,075	62
Joe’s Jeans, Inc.†*	2,358	4
Jones Apparel Group, Inc.	4,899	75
K-Swiss, Inc., Class A†*	1,527	17
Lacrosse Footwear, Inc.†	251	3
Maidenform Brands, Inc.*	1,272	34
Oxford Industries, Inc.†	845	17
Perry Ellis International, Inc.*	628	12
Quiksilver, Inc.*	6,987	25
R. G. Barry Corp.†	430	5
Skechers U.S.A., Inc., Class A†*	1,945	50
Steven Madden Ltd.*	1,375	47
Timberland (The) Co., Class A*	2,393	38
True Religion Apparel, Inc.†*	1,422	25
Under Armour, Inc., Class A†*	1,956	70
Unifi, Inc.†*	2,432	10
Volcom, Inc.†*	1,014	16
Warnaco Group (The), Inc.*	2,482	104
Weyco Group, Inc.	404	10
Wolverine World Wide, Inc.	2,772	70

		988

Auto Manufacturers - 0.1%
Force Protection, Inc.†*	3,922	15
Wabash National Corp.†*	3,133	19

		34

Auto Parts & Equipment - 1.0%
American Axle & Manufacturing Holdings, Inc.†*	3,480	29

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Auto Parts & Equipment - 1.0% continued
Amerigon, Inc.†*	1,242	$13
ArvinMeritor, Inc.†*	5,333	70
ATC Technology Corp.†*	1,164	28
Commercial Vehicle Group, Inc.*	1,282	12
Cooper Tire & Rubber Co.†	3,432	56
Dana Holding Corp.*	7,923	81
Dorman Products, Inc.†*	661	15
Douglas Dynamics, Inc.*	637	7
Exide Technologies†*	4,474	19
Fuel Systems Solutions, Inc.†*	757	24
Miller Industries, Inc.†	561	7
Modine Manufacturing Co.†*	2,602	26
Spartan Motors, Inc.†	1,996	8
Standard Motor Products, Inc.	1,137	10
Superior Industries International, Inc.†	1,181	17
Tenneco, Inc.*	3,357	83
Titan International, Inc.†	1,866	19

		524

Banks - 5.9%
1st Source Corp.†	769	12
1st United Bancorp, Inc.†*	1,277	8
Alliance Financial Corp.†	229	6
American National Bankshares, Inc.†	400	8
Ameris Bancorp†*	1,390	11
Ames National Corp.†	400	7
Arrow Financial Corp.†	534	12
Bancfirst Corp.†	375	14
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,596	20
Bancorp (The), Inc.†*	1,147	7
Bancorp Rhode Island, Inc.†	204	6
Bank Mutual Corp.†	2,697	14
Bank of Marin Bancorp†	312	10
Bank of the Ozarks, Inc.†	737	27
Boston Private Financial Holdings, Inc.†	4,147	26
Bridge Bancorp, Inc.†	357	8
Bryn Mawr Bank Corp.†	561	9
Camden National Corp.	430	13
Capital City Bank Group, Inc.†	691	8
Cardinal Financial Corp.	1,536	14
Cass Information Systems, Inc.†	485	16
Cathay General Bancorp†	4,436	43
Center Financial Corp.†*	1,991	9
Centerstate Banks, Inc.†	1,455	13
Century Bancorp, Inc., Class A†	164	3
Chemical Financial Corp.	1,353	26
Citizens & Northern Corp.†	710	7
Citizens Republic Bancorp, Inc.*	22,377	17
City Holding Co.†	899	26
CNB Financial Corp.†	737	9
CoBiz Financial, Inc.†	1,760	9
Columbia Banking System, Inc.†	2,196	39
Community Bank System, Inc.†	1,860	42
Community Trust Bancorp, Inc.	777	20
CVB Financial Corp.†	4,912	34
Eagle Bancorp, Inc.†*	996	11
Encore Bancshares, Inc.†*	479	3
Enterprise Financial Services Corp.†	929	8
Financial Institutions, Inc.†	636	9
First Bancorp†	789	10
First BanCorp Puerto Rico*	4,789	2
First Bancorp, Inc.†	500	7
First Busey Corp.†	3,120	13
First Commonwealth Financial Corp.†	5,865	29
First Community Bancshares, Inc.	812	10
First Financial Bancorp†	3,333	53
First Financial Bankshares, Inc.†	1,200	54
First Financial Corp.†	610	18
First Interstate Bancsystem, Inc.†	744	8
First Merchants Corp.	1,584	12
First Midwest Bancorp, Inc.†	4,266	47
First of Long Island (The) Corp.	420	10
First South Bancorp, Inc.†	429	4
FirstMerit Corp.†	5,910	102
FNB Corp.†	6,297	49
German American Bancorp, Inc.†	535	8
Glacier Bancorp, Inc.†	3,967	55
Great Southern Bancorp, Inc.†	587	12
Green Bankshares, Inc.*	646	4
Hancock Holding Co.†	1,637	45
Hanmi Financial Corp.*	5,528	7
Heartland Financial USA, Inc.	718	10
Heritage Financial Corp.†*	514	7
Home Bancshares, Inc.†	1,205	26
Hudson Valley Holding Corp.†	712	12
IBERIABANK Corp.†	1,477	72
Independent Bank Corp.†	1,169	24
International Bancshares Corp.	2,926	46

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Banks - 5.9% continued
Lakeland Bancorp, Inc.†	1,228	$10
Lakeland Financial Corp.	943	17
MainSource Financial Group, Inc.†	1,156	7
MB Financial, Inc.†	2,911	44
Merchants Bancshares, Inc.†	263	6
Metro Bancorp, Inc.*	856	8
Midsouth Bancorp, Inc.†	480	6
MidWestOne Financial Group, Inc.†	414	5
Nara Bancorp, Inc.*	2,229	13
National Bankshares, Inc.†	345	8
National Penn Bancshares, Inc.	6,957	40
NBT Bancorp, Inc.†	1,989	41
Old National Bancorp†	4,793	44
OmniAmerican Bancorp, Inc.†*	696	8
Oriental Financial Group, Inc.†	2,759	37
Orrstown Financial Services, Inc.†	426	9
Pacific Continental Corp.	967	8
PacWest Bancorp†	1,738	30
Park National Corp.†	708	43
Peapack Gladstone Financial Corp.†	543	6
Penns Woods Bancorp, Inc.†	242	7
Peoples Bancorp, Inc.†	609	7
Pinnacle Financial Partners, Inc.†*	1,775	15
Porter Bancorp, Inc.†	131	1
PrivateBancorp, Inc.	2,997	31
Prosperity Bancshares, Inc.	2,647	75
Renasant Corp.†	1,220	16
Republic Bancorp, Inc., Class A†	548	11
S&T Bancorp, Inc.†	1,423	24
Sandy Spring Bancorp, Inc.†	1,343	20
SCBT Financial Corp.	722	21
Sierra Bancorp	464	5
Signature Bank†*	2,297	84
Simmons First National Corp., Class A†	948	24
Southside Bancshares, Inc.†	812	15
Southwest Bancorp, Inc.	1,003	12
State Bancorp, Inc.†	800	7
StellarOne Corp.	1,287	13
Sterling Bancorp	1,540	13
Sterling Bancshares, Inc.†	5,373	27
Suffolk Bancorp	535	13
Susquehanna Bancshares, Inc.	7,440	59
SVB Financial Group†*	2,340	87
SY Bancorp, Inc.†	647	15
Taylor Capital Group, Inc.†*	540	5
Texas Capital Bancshares, Inc.†*	2,126	33
Tompkins Financial Corp.†	421	15
Tower Bancorp, Inc.†	301	6
TowneBank†	1,241	18
Trico Bancshares†	736	10
TrustCo Bank Corp. NY†	4,401	23
Trustmark Corp.†	3,613	69
UMB Financial Corp.	1,740	55
Umpqua Holdings Corp.†	6,334	66
Union First Market Bankshares Corp.	945	11
United Bankshares, Inc.†	2,203	51
United Community Banks, Inc.†*	5,652	14
Univest Corp. of Pennsylvania†	947	15
Virginia Commerce Bancorp, Inc.†*	1,195	7
Washington Banking Co.	849	10
Washington Trust Bancorp, Inc.†	789	14
Webster Financial Corp.	3,675	59
WesBanco, Inc.†	1,303	20
West Bancorporation, Inc.†*	1,000	6
West Coast Bancorp†*	5,117	12
Westamerica Bancorporation†	1,670	85
Western Alliance Bancorp†*	3,232	20
Whitney Holding Corp.†	5,283	39
Wilshire Bancorp, Inc.†	909	6
Wintrust Financial Corp.†	1,757	51

		3,052

Beverages - 0.2%
Boston Beer Co., Inc., Class A†*	483	32
Coca-Cola Bottling Co. Consolidated†	214	11
Farmer Bros. Co.†	400	6
Heckmann Corp.*	5,066	20
National Beverage Corp.	620	9
Peet’s Coffee & Tea, Inc.†*	683	23

		101

Biotechnology - 2.0%
Acorda Therapeutics, Inc.†*	2,196	66
Affymax, Inc.†*	945	5
Alnylam Pharmaceuticals, Inc.†*	2,010	27
AMAG Pharmaceuticals, Inc.†*	1,189	30
Arena Pharmaceuticals, Inc.†*	6,378	41
Ariad Pharmaceuticals, Inc.†*	6,290	22
Arqule, Inc.†*	2,450	13

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Biotechnology - 2.0% continued
AVEO Pharmaceuticals, Inc.†*	714	$6
BioCryst Pharmaceuticals, Inc.†*	1,405	7
Biosante Pharmaceuticals, Inc.†*	3,381	4
Biotime, Inc.†*	1,154	5
Cambrex Corp.†*	1,551	6
Celera Corp.†*	4,472	29
Celldex Therapeutics, Inc.†*	1,511	6
Chelsea Therapeutics International, Inc.†*	1,383	6
Clinical Data, Inc.†*	681	10
Cubist Pharmaceuticals, Inc.*	3,229	71
Curis, Inc.†*	3,761	5
Cytokinetics, Inc.†*	2,926	7
CytRx Corp.*	6,177	4
Dynavax Technologies Corp.†*	3,844	6
Emergent Biosolutions, Inc.†*	1,128	20
Enzo Biochem, Inc.†*	1,919	7
Enzon Pharmaceuticals, Inc.†*	2,690	28
Exact Sciences Corp.†*	1,936	9
Exelixis, Inc.†*	5,963	18
Geron Corp.†*	5,216	24
Halozyme Therapeutics, Inc.†*	4,122	31
Immunogen, Inc.*	3,859	21
Immunomedics, Inc.†*	3,838	11
Incyte Corp. Ltd.†*	4,823	60
Inhibitex, Inc.†*	2,648	4
Inovio Pharmaceuticals, Inc.†*	4,587	4
InterMune, Inc.†*	2,503	26
Lexicon Pharmaceuticals, Inc.*	11,484	16
Ligand Pharmaceuticals, Inc., Class B†*	6,761	10
Martek Biosciences Corp.†*	1,860	41
Maxygen, Inc.†*	2,014	11
Medicines (The) Co.*	3,081	35
Micromet, Inc.†*	4,508	28
Momenta Pharmaceuticals, Inc.†*	2,285	33
Nanosphere, Inc.†*	700	2
Neuralstem, Inc.†*	2,294	4
Novavax, Inc.†*	5,270	11
NPS Pharmaceuticals, Inc.*	3,388	22
Nymox Pharmaceutical Corp.†*	1,250	5
Omeros Corp.†*	1,013	6
PDL BioPharma, Inc.†	6,733	38
Peregrine Pharmaceuticals, Inc.†*	2,746	4
RTI Biologics, Inc.†*	3,209	7
Sangamo Biosciences, Inc.†*	2,449	7
Seattle Genetics, Inc.†*	4,556	52
Sequenom, Inc.†*	4,199	26
StemCells, Inc.*	7,651	6
SuperGen, Inc.†*	3,404	7
Transcept Pharmaceuticals, Inc.†*	547	4
Vical, Inc.†*	2,893	9
ZIOPHARM Oncology, Inc.*	2,665	10
Zymogenetics, Inc.†*	3,159	16

		1,049

Building Materials - 0.7%
AAON, Inc.†	722	16
American DG Energy, Inc.†*	1,359	4
Apogee Enterprises, Inc.	1,468	13
Broadwind Energy, Inc.†*	4,771	8
Builders FirstSource, Inc.†*	2,631	5
Comfort Systems USA, Inc.	2,241	23
Drew Industries, Inc.*	1,015	19
Gibraltar Industries, Inc.†*	1,574	12
Interline Brands, Inc.*	1,915	31
Louisiana-Pacific Corp.†*	6,916	46
LSI Industries, Inc.	951	5
NCI Building Systems, Inc.†*	912	8
PGT, Inc.†*	1,603	3
Quanex Building Products Corp.	2,092	33
Simpson Manufacturing Co., Inc.†	2,241	49
Texas Industries, Inc.†	1,183	36
Trex Co., Inc.†*	819	17
Universal Forest Products, Inc.†	1,067	28

		356

Chemicals - 2.1%
A. Schulman, Inc.†	1,749	32
Aceto Corp.†	1,151	7
American Vanguard Corp.†	1,152	8
Arch Chemicals, Inc.	1,282	39
Balchem Corp.†	1,559	38
Codexis, Inc.*	488	4
Ferro Corp.*	4,925	53
Georgia Gulf Corp.†*	1,956	25
H.B. Fuller Co.	2,771	53
Hawkins, Inc.†	500	15
Innophos Holdings, Inc.	1,249	36
KMG Chemicals, Inc.	316	4
Kraton Performance Polymers, Inc.*	579	16

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Chemicals - 2.1% continued
Landec Corp.*	1,523	$8
Minerals Technologies, Inc.†	1,040	56
NewMarket Corp.†	591	59
Olin Corp.	4,448	80
OM Group, Inc.*	1,676	43
Omnova Solutions, Inc.*	2,338	14
PolyOne Corp.*	5,310	52
Quaker Chemical Corp.	632	19
Rockwood Holdings, Inc.*	2,897	75
Sensient Technologies Corp.	2,772	77
Solutia, Inc.*	6,824	92
Spartech Corp.*	1,767	16
Stepan Co.†	453	25
TPC Group, Inc.†*	408	7
W.R. Grace & Co.†*	4,081	103
Westlake Chemical Corp.†	1,101	29
Zep, Inc.	1,180	20
Zoltek Cos., Inc.†*	1,528	13

		1,118

Coal - 0.3%
Cloud Peak Energy, Inc.†*	1,691	27
Hallador Energy Co.†	342	4
International Coal Group, Inc.†*	7,237	33
James River Coal Co.†*	1,475	23
L&L Energy, Inc.†*	893	8
Patriot Coal Corp.†*	4,418	45

		140

Commercial Services - 5.3%
ABM Industries, Inc.†	2,940	58
Accretive Health, Inc.†*	614	6
Administaff, Inc.	1,257	27
Advance America Cash Advance Centers, Inc.	2,708	9
Advisory Board (The) Co.*	842	34
Albany Molecular Research, Inc.*	1,374	8
American Public Education, Inc.†*	1,021	25
American Reprographics Co.*	2,035	13
AMN Healthcare Services, Inc.*	1,926	9
Arbitron, Inc.	1,495	38
Asset Acceptance Capital Corp.†*	868	3
Avis Budget Group, Inc.†*	5,795	53
Barrett Business Services, Inc.†	420	6
Bridgepoint Education, Inc.†*	1,049	14
Capella Education Co.†*	942	59
Cardtronics, Inc.*	1,449	20
CBIZ, Inc.†*	2,267	13
CDI Corp.†	690	8
Cenveo, Inc.†*	2,904	16
Chemed Corp.	1,290	64
Coinstar, Inc.†*	1,794	78
Consolidated Graphics, Inc.*	546	22
Corinthian Colleges, Inc.†*	4,836	24
Corporate Executive Board (The) Co.†	1,965	55
Corvel Corp.*	423	16
CoStar Group, Inc.†*	1,159	48
CPI Corp.	289	6
CRA International, Inc.*	644	10
Cross Country Healthcare, Inc.†*	1,829	14
Deluxe Corp.†	2,927	49
Diamond Management & Technology Consultants, Inc.†	1,441	18
Dollar Financial Corp.†*	1,337	26
Dollar Thrifty Automotive Group, Inc.*	1,630	77
Electro Rent Corp.	861	10
Euronet Worldwide, Inc.†*	2,747	39
ExlService Holdings, Inc.†*	862	14
Forrester Research, Inc.*	824	25
Franklin Covey Co.†*	721	4
Geo Group (The), Inc.†*	3,612	80
Global Cash Access Holdings, Inc.*	2,644	10
Grand Canyon Education, Inc.*	1,785	30
Great Lakes Dredge & Dock Corp.	3,153	16
H&E Equipment Services, Inc.†*	1,621	11
Hackett Group (The), Inc.†*	1,719	7
Healthcare Services Group, Inc.†	2,449	51
Heartland Payment Systems, Inc.†	2,106	30
Heidrick & Struggles International, Inc.	908	16
Hill International, Inc.†*	1,425	5
HMS Holdings Corp.*	1,525	80
Hudson Highland Group, Inc.†*	1,648	5
Huron Consulting Group, Inc.*	1,210	22
ICF International, Inc.†*	912	19
K12, Inc.†*	1,432	33
Kelly Services, Inc., Class A*	1,406	15
Kendle International, Inc.†*	814	6
Kenexa Corp.†*	1,203	13
Kforce, Inc.*	1,649	17
Korn/Ferry International*	2,512	33
Landauer, Inc.†	519	29

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Commercial Services - 5.3% continued
Learning Tree International, Inc.	500	$4
LECG Corp.†*	1,479	2
Lincoln Educational Services Corp.†*	851	9
Live Nation Entertainment, Inc.*	7,988	69
Mac-Gray Corp.†	665	7
MAXIMUS, Inc.	1,004	54
McGrath Rentcorp†	1,329	27
Medifast, Inc.†*	718	19
MedQuist, Inc.†	491	4
Midas, Inc.†*	796	6
MoneyGram International, Inc.†*	4,802	10
Monro Muffler Brake, Inc.†	1,136	48
Multi-Color Corp.	650	9
National American University Holdings, Inc.	493	2
National Research Corp.	100	3
Navigant Consulting, Inc.*	2,799	28
On Assignment, Inc.*	2,009	9
Parexel International Corp.*	3,215	64
PDI, Inc.*	553	4
PHH Corp.†*	3,128	58
Pre-Paid Legal Services, Inc.†*	426	23
Princeton Review, Inc.†*	797	1
Prospect Medical Holdings, Inc.*	690	6
Providence Service (The) Corp.†*	791	11
Rent-A-Center, Inc.	3,701	74
Resources Connection, Inc.	2,539	28
Rollins, Inc.†	2,404	49
RSC Holdings, Inc.*	2,656	16
Rural/Metro Corp.†*	1,096	8
SFN Group, Inc.*	2,795	15
Sotheby’s†	3,777	101
Standard Parking Corp.*	800	13
Steiner Leisure Ltd.*	808	29
Stewart Enterprises, Inc., Class A†	4,493	21
SuccessFactors, Inc.†*	3,545	75
Team Health Holdings, Inc.†*	863	11
Team, Inc.†*	1,115	16
TeleTech Holdings, Inc.*	1,721	22
TNS, Inc.*	1,412	21
Transcend Services, Inc.†*	445	6
TrueBlue, Inc.*	2,468	27
United Rentals, Inc.†*	3,397	38
Universal Technical Institute, Inc.	1,117	17
Valassis Communications, Inc.†*	2,803	82
Viad Corp.†	1,109	18
Volt Information Sciences, Inc.*	684	4
Wright Express Corp.*	2,184	70

		2,784

Computers - 2.6%
3D Systems Corp.†*	1,013	13
3PAR, Inc.†*	2,071	67
Agilysys, Inc.†*	839	4
CACI International, Inc., Class A*	1,696	69
CIBER, Inc.*	4,027	11
Compellent Technologies, Inc.†*	1,376	21
Computer Task Group, Inc.†*	674	4
Cray, Inc.†*	2,030	11
Digimarc Corp.†*	355	7
Echelon Corp.†*	1,707	13
Electronics for Imaging, Inc.*	2,521	27
Fortinet, Inc.†*	2,275	46
Hutchinson Technology, Inc.†*	1,153	3
iGate Corp.†	1,324	21
Imation Corp.*	1,700	15
Immersion Corp.†*	1,600	7
Insight Enterprises, Inc.*	2,523	33
Integral Systems, Inc.†*	1,073	7
Isilon Systems, Inc.†*	1,563	31
Jack Henry & Associates, Inc.	4,778	113
LivePerson, Inc.†*	2,417	17
Magma Design Automation, Inc.†*	2,678	8
Manhattan Associates, Inc.†*	1,278	33
Maxwell Technologies, Inc.†*	1,538	17
Mentor Graphics Corp.†*	6,087	55
Mercury Computer Systems, Inc.*	1,341	15
MTS Systems Corp.†	908	24
NCI, Inc., Class A*	400	8
Netezza Corp.†*	2,885	56
Netscout Systems, Inc.*	1,707	27
Quantum Corp.*	11,749	17
Radiant Systems, Inc.*	1,686	30
Radisys Corp.†*	1,376	13
Rimage Corp.*	526	8
Riverbed Technology, Inc.†*	3,550	136
Silicon Graphics International Corp.†*	1,723	10
SMART Modular Technologies WWH, Inc.†*	2,766	13
Spansion, Inc., Class A†*	676	10

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Computers - 2.6% continued
SRA International, Inc., Class A*	2,440	$47
STEC, Inc.†*	2,355	26
Stratasys, Inc.†*	1,163	27
Super Micro Computer, Inc.†*	1,447	13
SYKES Enterprises, Inc.*	2,343	28
Synaptics, Inc.†*	1,873	50
Syntel, Inc.	717	28
Tier Technologies, Inc.†*	1,006	5
Unisys Corp.*	2,376	53
Virtusa Corp.*	748	7
Wave Systems Corp., Class A†*	4,247	9
Xyratex Ltd.†*	1,606	19

		1,332

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	1,403	23
Inter Parfums, Inc.†	716	12
Revlon, Inc., Class A†*	560	6

		41

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.†*	2,541	35
BlueLinx Holdings, Inc.*	614	2
BMP Sunstone Corp.†*	1,896	12
Brightpoint, Inc.†*	4,106	25
Chindex International, Inc.†*	782	10
Core-Mark Holding Co., Inc.†*	572	15
Houston Wire & Cable Co.†	1,038	9
MWI Veterinary Supply, Inc.†*	698	37
Owens & Minor, Inc.†	3,556	95
Pool Corp.†	2,804	52
Rentrak Corp.†*	548	12
Scansource, Inc.*	1,494	37
School Specialty, Inc.*	1,082	14
Titan Machinery, Inc.†*	666	10
United Stationers, Inc.*	1,374	62
Watsco, Inc.†	1,554	80

		507

Diversified Financial Services - 1.7%
Artio Global Investors, Inc.	1,537	21
Asta Funding, Inc.	562	5
BGC Partners, Inc., Class A†	3,317	17
Calamos Asset Management, Inc., Class A	1,006	10
California First National Bancorp	77	1
Cityscape Financial Corp.* (1)	2,500	—
Cohen & Steers, Inc.†	946	20
CompuCredit Holdings Corp.†	789	3
Cowen Group, Inc., Class A†*	2,071	7
Credit Acceptance Corp.†*	332	19
Diamond Hill Investment Group, Inc.†	131	7
Doral Financial Corp.†*	1,620	2
Duff & Phelps Corp., Class A	1,443	14
Encore Capital Group, Inc.*	800	16
Epoch Holding Corp.†	723	7
Evercore Partners, Inc., Class A†	908	22
FBR Capital Markets Corp.*	2,594	9
Federal Agricultural Mortgage Corp., Class C†	497	5
Financial Engines, Inc.†*	678	9
First Marblehead (The) Corp.†*	3,800	8
GAMCO Investors, Inc., Class A†	400	14
GFI Group, Inc.	3,632	16
Gleacher & Co., Inc.†*	4,669	8
International Assets Holding Corp.†*	658	11
Investment Technology Group, Inc.†*	2,483	33
JMP Group, Inc.†	835	5
KBW, Inc.†	1,952	43
Knight Capital Group, Inc., Class A†*	5,298	63
LaBranche & Co., Inc.*	2,129	8
Ladenburg Thalmann Financial Services, Inc.†*	4,751	4
MarketAxess Holdings, Inc.†	1,621	25
Marlin Business Services Corp.*	422	4
MF Global Holdings Ltd.†*	5,653	37
National Financial Partners Corp.†*	2,290	24
Nelnet, Inc., Class A	1,541	34
NewStar Financial, Inc.†*	1,376	9
Ocwen Financial Corp.†*	4,221	38
Oppenheimer Holdings, Inc., Class A†	556	13
optionsXpress Holdings, Inc.†*	2,364	34
Penson Worldwide, Inc.†*	1,217	6
Piper Jaffray Cos.*	995	28
Portfolio Recovery Associates, Inc.†*	929	59
Pzena Investment Management, Inc., Class A†	400	3
Rodman & Renshaw Capital Group, Inc.†*	1,592	3
Sanders Morris Harris Group, Inc.†	1,072	6
Stifel Financial Corp.†*	1,918	83
Student Loan (The) Corp.	192	4
SWS Group, Inc.	1,423	10

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Diversified Financial Services - 1.7% continued
TradeStation Group, Inc.†*	2,434	$14
Virtus Investment Partners, Inc.†*	366	10
Westwood Holdings Group, Inc.†	331	10
World Acceptance Corp.†*	895	36

		897

Electric - 1.9%
Allete, Inc.	1,728	62
Avista Corp.	3,123	65
Black Hills Corp.†	2,158	66
Central Vermont Public Service Corp.†	646	13
CH Energy Group, Inc.†	886	37
Cleco Corp.	3,426	97
Dynegy, Inc.*	5,569	27
El Paso Electric Co.*	2,452	56
Empire District Electric (The) Co.†	2,286	45
EnerNOC, Inc.†*	1,063	35
IDACORP, Inc.	2,695	95
MGE Energy, Inc.†	1,314	49
NorthWestern Corp.	1,991	56
Otter Tail Corp.†	2,001	37
Pike Electric Corp.*	1,000	8
PNM Resources, Inc.	4,964	57
PNM Resources, Inc. - Fractional Shares* (1)	50,000	—
Portland General Electric Co.	4,240	85
UIL Holdings Corp.†	1,703	45
Unisource Energy Corp.†	1,981	64
Unitil Corp.†	627	13

		1,012

Electrical Components & Equipment - 1.2%
A123 Systems, Inc.†*	4,188	27
Advanced Battery Technologies, Inc.†*	2,957	10
Advanced Energy Industries, Inc.*	2,033	29
American Superconductor Corp.†*	2,514	68
Belden, Inc.	2,571	56
Capstone Turbine Corp.†*	12,694	8
Coleman Cable, Inc.†*	547	3
Encore Wire Corp.	1,018	19
Ener1, Inc.†*	3,538	11
Energy Conversion Devices, Inc.*	2,685	12
EnerSys*	2,705	60
Evergreen Solar, Inc.†*	11,512	8
Generac Holdings, Inc.†*	1,120	13
GrafTech International Ltd.†*	6,834	96
Graham Corp.	589	8
Insteel Industries, Inc.	1,134	9
Littelfuse, Inc.†*	1,225	46
Powell Industries, Inc.†*	518	15
Power-One, Inc.†*	3,908	40
PowerSecure International, Inc.†*	1,003	8
Satcon Technology Corp.†*	4,235	13
Universal Display Corp.†*	1,759	35
Vicor Corp.	1,109	15

		609

Electronics - 2.4%
American Science & Engineering, Inc.	508	36
Analogic Corp.	704	29
Applied Energetics, Inc.†*	3,960	4
Badger Meter, Inc.†	822	31
Ballantyne Strong, Inc.†*	744	6
Bel Fuse, Inc., Class B†	577	11
Benchmark Electronics, Inc.*	3,537	50
Brady Corp., Class A	2,748	71
Checkpoint Systems, Inc.*	2,192	40
Cogent, Inc.†*	2,791	31
Coherent, Inc.*	1,441	53
CTS Corp.	1,981	16
Cymer, Inc.*	1,694	50
Daktronics, Inc.†	1,744	16
DDi Corp.†	775	6
Dionex Corp.†*	981	71
Electro Scientific Industries, Inc.†*	1,447	16
FARO Technologies, Inc.*	906	17
FEI Co.†*	2,093	35
ICx Technologies, Inc.†*	700	5
II-VI, Inc.†*	1,403	48
Keithley Instruments, Inc.†	586	5
L-1 Identity Solutions, Inc.†*	4,161	37
LaBarge, Inc.†*	719	7
Measurement Specialties, Inc.*	784	12
Methode Electronics, Inc.†	2,042	18
Microvision, Inc.†*	4,989	13
Multi-Fineline Electronix, Inc.*	585	12
Newport Corp.*	2,078	20
NVE Corp.†*	260	10
OSI Systems, Inc.†*	951	28
Park Electrochemical Corp.†	1,151	27
Plexus Corp.†*	2,299	53

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Electronics - 2.4% continued
Rofin-Sinar Technologies, Inc.†*	1,791	$37
Rogers Corp.*	858	23
Sanmina-SCI Corp.†*	4,509	41
Sonic Solutions, Inc.†*	1,355	11
Spectrum Control, Inc.†*	718	8
SRS Labs, Inc.*	630	6
Stoneridge, Inc.†*	900	8
Taser International, Inc.†*	3,515	13
Technitrol, Inc.†	2,445	9
TTM Technologies, Inc.†*	4,515	37
UQM Technologies, Inc.†*	1,788	4
Viasystems Group, Inc.†*	300	4
Watts Water Technologies, Inc., Class A	1,689	51
Woodward Governor Co.	3,433	90
X-Rite, Inc.†*	2,202	7
Zygo Corp.†*	1,105	9

		1,242

Energy - Alternate Sources - 0.2%
Clean Energy Fuels Corp.†*	2,244	32
Comverge, Inc.†*	1,551	10
FuelCell Energy, Inc.†*	4,584	5
Green Plains Renewable Energy, Inc.†*	997	9
Headwaters, Inc.*	3,412	11
Hoku Corp.†*	1,420	4
REX American Resources Corp.†*	386	5
Syntroleum Corp.†*	3,688	6

		82

Engineering & Construction - 0.7%
Argan, Inc.†*	422	3
Dycom Industries, Inc.*	2,211	18
EMCOR Group, Inc.*	3,738	85
Exponent, Inc.†*	737	23
Granite Construction, Inc.†	1,900	42
Insituform Technologies, Inc., Class A†*	2,234	46
Layne Christensen Co.†*	1,046	26
MasTec, Inc.†*	2,933	28
Michael Baker Corp.*	408	13
Mistras Group, Inc.†*	939	10
MYR Group, Inc.†*	1,138	16
Orion Marine Group, Inc.†*	1,507	17
Sterling Construction Co., Inc.*	1,012	11
Tutor Perini Corp.†*	1,437	28
VSE Corp.†	247	7

		373

Entertainment - 0.7%
Ascent Media Corp., Class A†*	773	21
Bluegreen Corp.†*	800	2
Carmike Cinemas, Inc.†*	632	4
Churchill Downs, Inc.	641	22
Cinemark Holdings, Inc.†	3,102	45
Empire Resorts, Inc.†*	2,362	2
Isle of Capri Casinos, Inc.†*	778	6
Lions Gate Entertainment Corp.†*	3,673	26
National CineMedia, Inc.	2,384	38
Pinnacle Entertainment, Inc.†*	3,385	33
Scientific Games Corp., Class A†*	3,698	38
Shuffle Master, Inc.†*	2,902	23
Speedway Motorsports, Inc.†	757	10
Vail Resorts, Inc.†*	2,040	67
Warner Music Group Corp.*	2,345	10

		347

Environmental Control - 0.6%
Calgon Carbon Corp.†*	3,186	40
Casella Waste Systems, Inc., Class A†*	1,256	6
Clean Harbors, Inc.†*	1,302	79
Darling International, Inc.†*	4,618	35
Energy Recovery, Inc.†*	2,003	6
EnergySolutions, Inc.†	5,093	23
Fuel Tech, Inc.†*	1,085	6
Metalico, Inc.†*	2,010	6
Met-Pro Corp.†	846	8
Mine Safety Appliances Co.†	1,481	34
Rentech, Inc.†*	11,722	8
Tetra Tech, Inc.*	3,447	63
US Ecology, Inc.	1,074	14

		328

Food - 1.8%
Arden Group, Inc., Class A†	67	6
B&G Foods, Inc., Class A	2,765	29
Calavo Growers, Inc.†	591	12
Cal-Maine Foods, Inc.†	832	25
Chiquita Brands International, Inc.†*	2,508	31
Diamond Foods, Inc.†	1,250	53
Dole Food Co., Inc.*	1,894	16
Fresh Del Monte Produce, Inc.*	2,225	49

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Food - 1.8% continued
Great Atlantic & Pacific Tea Co.†*	1,848	$6
Hain Celestial Group (The), Inc.†*	2,263	51
Imperial Sugar Co.†	705	9
Ingles Markets, Inc., Class A†	739	11
J&J Snack Foods Corp.	797	30
John B. Sanfilippo & Son, Inc.†*	447	6
Lancaster Colony Corp.†	1,059	48
Lance, Inc.	1,471	32
Lifeway Foods, Inc.†*	300	3
M&F Worldwide Corp.*	564	13
Nash Finch Co.	687	27
Pilgrim’s Pride Corp.†*	2,641	16
Ruddick Corp.†	2,450	79
Sanderson Farms, Inc.†	1,283	55
Seaboard Corp.†	18	29
Seneca Foods Corp., Class A†*	473	12
Senomyx, Inc.†*	2,102	9
Smart Balance, Inc.†*	3,318	12
Spartan Stores, Inc.†	1,155	15
Tootsie Roll Industries, Inc.†	1,321	31
TreeHouse Foods, Inc.†*	1,949	81
United Natural Foods, Inc.*	2,448	85
Village Super Market, Inc., Class A†	324	8
Weis Markets, Inc.†	605	21
Winn-Dixie Stores, Inc.†*	3,049	20

		930

Forest Products & Paper - 0.7%
Boise, Inc.*	3,737	26
Buckeye Technologies, Inc.	2,078	25
Cellu Tissue Holdings, Inc.†*	505	4
Clearwater Paper Corp.†*	638	43
Deltic Timber Corp.	585	24
KapStone Paper and Packaging Corp.†*	2,229	26
Neenah Paper, Inc.	765	11
P.H. Glatfelter Co.	2,532	26
Potlatch Corp.†	2,265	76
Schweitzer-Mauduit International, Inc.†	1,045	56
Verso Paper Corp.†*	1,013	2
Wausau Paper Corp.†*	2,893	18
Xerium Technologies, Inc.†*	384	4

		341

Gas - 1.3%
Chesapeake Utilities Corp.†	527	18
Laclede Group (The), Inc.	1,224	41
New Jersey Resources Corp.†	2,295	85
Nicor, Inc.†	2,538	107
Northwest Natural Gas Co.†	1,522	69
Piedmont Natural Gas Co., Inc.†	4,022	110
South Jersey Industries, Inc.†	1,707	80
Southwest Gas Corp.	2,565	81
WGL Holdings, Inc.	2,821	100

		691

Hand/Machine Tools - 0.3%
Baldor Electric Co.†	2,644	93
Franklin Electric Co., Inc.	1,298	41
Thermadyne Holdings Corp.†*	453	5

		139

Healthcare - Products - 3.8%
Abaxis, Inc.*	1,186	21
ABIOMED, Inc.†*	1,646	15
Accuray, Inc.†*	3,058	20
Affymetrix, Inc.†*	3,814	16
AGA Medical Holdings, Inc.†*	757	10
Align Technology, Inc.†*	3,353	54
Alphatec Holdings, Inc.*	2,975	6
American Medical Systems
Holdings, Inc.*	4,243	77
Angiodynamics, Inc.*	1,296	20
Arthrocare Corp.†*	1,463	38
Atrion Corp.	89	12
BioMimetic Therapeutics, Inc.†*	1,118	10
Bruker Corp.*	4,177	50
Caliper Life Sciences, Inc.*	2,412	8
Cantel Medical Corp.†	744	11
CardioNet, Inc.*	1,466	6
Cepheid, Inc.†*	3,357	49
Cerus Corp.†*	2,085	6
Conceptus, Inc.†*	1,654	23
Conmed Corp.*	1,627	30
CryoLife, Inc.*	1,873	10
Cutera, Inc.†*	756	5
Cyberonics, Inc.†*	1,620	35
Cynosure, Inc., Class A†*	489	5
Delcath Systems, Inc.†*	2,138	13
DexCom, Inc.*	3,254	40
Endologix, Inc.†*	2,692	11
Exactech, Inc.†*	465	7

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Healthcare - Products - 3.8% continued
Female Health (The) Co.†	882	$4
Genomic Health, Inc.†*	746	11
Greatbatch, Inc.†*	1,272	28
Haemonetics Corp.*	1,390	72
Hanger Orthopedic Group, Inc.†*	1,481	19
Hansen Medical, Inc.†*	3,121	4
HeartWare International, Inc.*	516	33
ICU Medical, Inc.*	641	23
Immucor, Inc.*	3,929	69
Insulet Corp.†*	2,150	28
Integra LifeSciences Holdings Corp.*	1,185	41
Invacare Corp.†	1,635	37
IRIS International, Inc.†*	909	7
Kensey Nash Corp.†*	395	10
LCA-Vision, Inc.†*	917	4
Luminex Corp.†*	2,022	29
MAKO Surgical Corp.†*	1,420	15
Masimo Corp.	2,923	67
Medical Action Industries, Inc.*	768	6
MELA Sciences, Inc.†*	1,316	9
Merge Healthcare, Inc.*	3,024	8
Meridian Bioscience, Inc.	2,280	42
Merit Medical Systems, Inc.*	1,540	24
Micrus Endovascular Corp.*	901	21
Natus Medical, Inc.*	1,515	18
NuVasive, Inc.†*	2,226	65
NxStage Medical, Inc.†*	1,313	21
OraSure Technologies, Inc.†*	2,640	9
Orthofix International N.V.*	966	26
Orthovita, Inc.†*	3,615	6
Palomar Medical Technologies, Inc.*	930	8
PSS World Medical, Inc.†*	3,207	59
Pure Bioscience†*	1,795	3
Quidel Corp.†*	1,300	16
Rochester Medical Corp.†*	575	5
Sirona Dental Systems, Inc.*	1,914	60
Solta Medical, Inc.*	3,189	5
SonoSite, Inc.†*	830	24
Spectranetics Corp.*	1,807	9
Staar Surgical Co.†*	1,927	9
Stereotaxis, Inc.†*	2,135	7
STERIS Corp.	3,319	96
SurModics, Inc.*	1,079	13
Symmetry Medical, Inc.†*	1,910	17
Syneron Medical Ltd.†*	1,934	16
Synovis Life Technologies, Inc.†*	700	10
TomoTherapy, Inc.†*	2,676	8
Unilife Corp.†*	2,622	13
Vascular Solutions, Inc.†*	932	12
Vital Images, Inc.†*	934	12
Volcano Corp.†*	2,836	63
West Pharmaceutical Services, Inc.†	1,886	63
Wright Medical Group, Inc.†*	2,142	28
Young Innovations, Inc.†	308	8
Zoll Medical Corp.*	1,167	31

		1,959

Healthcare - Services - 2.1%
Air Methods Corp.†*	616	22
Alliance HealthCare Services, Inc.†*	1,536	6
Allied Healthcare International, Inc.*	2,555	5
Almost Family, Inc.*	454	11
Amedisys, Inc.†*	1,609	37
America Service Group, Inc.†	473	7
American Dental Partners, Inc.†*	893	10
AMERIGROUP Corp.*	2,892	107
Amsurg Corp.*	1,681	28
Assisted Living Concepts, Inc., Class A†*	541	15
Bio-Reference Labs, Inc.†*	1,420	28
Capital Senior Living Corp.†*	1,245	6
Centene Corp.*	2,706	55
Continucare Corp.*	1,495	5
Emeritus Corp.†*	1,090	17
Ensign Group (The), Inc.	802	13
Five Star Quality Care, Inc.†*	1,796	8
Genoptix, Inc.†*	943	16
Gentiva Health Services, Inc.*	1,568	32
Healthsouth Corp.†*	5,322	87
Healthspring, Inc.†*	3,329	69
Healthways, Inc.*	1,862	23
IPC The Hospitalist Co., Inc.*	870	20
Kindred Healthcare, Inc.*	2,203	26
LHC Group, Inc.†*	837	17
Magellan Health Services, Inc.*	1,904	83
Medcath Corp.†*	1,239	10
Metropolitan Health Networks, Inc.†*	2,555	9
Molina Healthcare, Inc.*	751	19
National Healthcare Corp.†	484	17
Neostem, Inc.†*	2,041	3

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Healthcare - Services - 2.1% continued
Psychiatric Solutions, Inc.†*	3,195	$107
RehabCare Group, Inc.*	1,394	23
Res-Care, Inc.†*	1,321	16
Select Medical Holdings Corp.†*	2,801	20
Skilled Healthcare Group, Inc., Class A†*	1,095	4
Sun Healthcare Group, Inc.*	4,184	34
Sunrise Senior Living, Inc.†*	3,643	8
Triple-S Management Corp., Class B†*	1,115	18
U.S. Physical Therapy, Inc.*	570	9
WellCare Health Plans, Inc.†*	2,434	60

		1,110

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	1,813	25
Harbinger Group, Inc.*	471	3
Primoris Services Corp.†	1,338	8

		36

Home Builders - 0.3%
Beazer Homes USA, Inc.†*	3,995	14
Brookfield Homes Corp.†*	521	3
Cavco Industries, Inc.†*	349	12
Hovnanian Enterprises, Inc., Class A†*	2,969	10
M/I Homes, Inc.†*	1,016	10
Meritage Homes Corp.*	1,764	31
Ryland Group (The), Inc.†	2,418	39
Skyline Corp.†	408	7
Standard Pacific Corp.†*	6,003	21
Winnebago Industries, Inc.†*	1,692	15

		162

Home Furnishings - 0.4%
American Woodmark Corp.†	555	8
Audiovox Corp., Class A†*	784	5
DTS, Inc.†*	957	34
Ethan Allen Interiors, Inc.†	1,296	18
Furniture Brands International, Inc.*	2,226	10
Hooker Furniture Corp.†	619	6
Kimball International, Inc., Class B	1,868	10
La-Z-Boy, Inc.†*	2,889	19
Sealy Corp.†*	2,644	6
Select Comfort Corp.†*	2,930	16
TiVo, Inc.†*	6,545	51
Universal Electronics, Inc.*	790	15

		198

Household Products/Wares - 0.5%
ACCO Brands Corp.*	3,053	18
American Greetings Corp., Class A†	2,216	43
Blyth, Inc.†	334	13
Central Garden and Pet Co., Class A†*	3,274	31
CSS Industries, Inc.†	432	7
Ennis, Inc.†	1,413	22
Helen of Troy Ltd.*	1,735	39
Kid Brands, Inc.†*	648	5
Oil-Dri Corp. of America†	271	6
Prestige Brands Holdings, Inc.†*	2,368	17
Spectrum Brands Holdings, Inc.†*	1,053	27
Standard Register (The) Co.†	1,566	4
Summer Infant, Inc.†*	715	5
WD-40 Co.	923	32

		269

Housewares - 0.0%
Libbey, Inc.†*	858	10
Lifetime Brands, Inc.†*	485	6

		16

Insurance - 3.2%
Alterra Capital Holdings Ltd.	5,399	100
Ambac Financial Group, Inc.†*	16,245	9
American Equity Investment Life Holding Co.	3,174	30
American Physicians Capital, Inc.	411	17
American Physicians Service Group, Inc.	311	8
American Safety Insurance Holdings Ltd.†*	600	9
AMERISAFE, Inc.*	1,098	19
Amtrust Financial Services, Inc.	1,190	16
Argo Group International Holdings Ltd.	1,767	54
Baldwin & Lyons, Inc., Class B†	420	9
Citizens, Inc.†*	2,133	14
CNA Surety Corp.*	976	16
CNO Financial Group, Inc.†*	12,555	59
Crawford & Co., Class B*	1,339	4
Delphi Financial Group, Inc., Class A	2,680	60
Donegal Group, Inc., Class A	698	8
eHealth, Inc.†*	1,357	14
EMC Insurance Group, Inc.†	242	5
Employers Holdings, Inc.	2,409	35
Enstar Group Ltd.*	402	28
FBL Financial Group, Inc., Class A	711	16
First American Financial Corp.	5,828	86

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Insurance - 3.2% continued
First Mercury Financial Corp.	825	$8
Flagstone Reinsurance Holdings S.A.†	2,838	29
FPIC Insurance Group, Inc.*	577	18
Gerova Financial Group Ltd.†*	372	2
Global Indemnity PLC†*	704	12
Greenlight Capital Re Ltd., Class A†*	1,589	37
Hallmark Financial Services, Inc.*	510	4
Harleysville Group, Inc.	652	21
Hilltop Holdings, Inc.†*	2,115	21
Horace Mann Educators Corp.	2,206	36
Infinity Property & Casualty Corp.	733	34
Kansas City Life Insurance Co.	279	9
Life Partners Holdings, Inc.†	436	6
Maiden Holdings Ltd.	2,672	20
Meadowbrook Insurance Group, Inc.	2,942	25
MGIC Investment Corp.†*	11,377	82
Montpelier Re Holdings Ltd.	4,052	64
National Interstate Corp.	334	6
National Western Life Insurance Co., Class A	130	17
Navigators Group (The), Inc.†*	689	29
NYMAGIC, Inc.†	300	8
Phoenix (The) Cos., Inc.†*	6,120	11
Platinum Underwriters Holdings Ltd.	2,291	92
PMA Capital Corp., Class A*	1,662	11
PMI Group (The), Inc.†*	8,033	25
Presidential Life Corp.	1,088	9
Primerica, Inc.†	1,390	29
Primus Guaranty Ltd.†*	786	3
ProAssurance Corp.*	1,798	95
Radian Group, Inc.†	7,617	48
RLI Corp.†	1,006	53
Safety Insurance Group, Inc.†	727	30
SeaBright Holdings, Inc.	1,255	9
Selective Insurance Group, Inc.	3,054	45
State Auto Financial Corp.	833	12
Stewart Information Services Corp.	1,020	11
Tower Group, Inc.	2,321	50
United Fire & Casualty Co.	1,329	27
Universal American Corp.†	1,768	24
Universal Insurance Holdings, Inc.†	729	3

		1,691

Internet - 3.1%
1-800-FLOWERS.COM, Inc., Class A†*	1,426	2
AboveNet, Inc.*	1,282	66
Ancestry.com, Inc.*	1,047	20
Archipelago Learning, Inc.†*	717	8
Art Technology Group, Inc.*	8,877	31
Blue Coat Systems, Inc.*	2,271	43
Blue Nile, Inc.†*	713	29
Cogent Communications Group, Inc.*	2,366	21
comScore, Inc.*	1,341	24
Constant Contact, Inc.†*	1,529	27
DealerTrack Holdings, Inc.†*	2,304	34
Dice Holdings, Inc.†*	963	6
Digital River, Inc.*	2,249	59
Drugstore.Com, Inc.†*	5,096	8
Earthlink, Inc.†	6,182	53
ePlus, Inc.†*	190	3
eResearch Technology, Inc.†*	2,859	21
Global Sources Ltd.†*	1,358	10
GSI Commerce, Inc.†*	3,712	85
Health Grades, Inc.†*	1,346	11
Infospace, Inc.*	1,948	14
Internap Network Services Corp.†*	2,990	12
Internet Brands, Inc., Class A*	1,609	17
Internet Capital Group, Inc.†*	1,967	17
j2 Global Communications, Inc.†*	2,473	53
Keynote Systems, Inc.†	589	6
KIT Digital, Inc.†*	1,098	9
Knot (The), Inc.†*	1,772	13
Limelight Networks, Inc.*	2,626	10
Lionbridge Technologies, Inc.*	3,319	15
Liquidity Services, Inc.*	879	11
Local.com Corp.†*	909	3
LoopNet, Inc.*	1,107	12
ModusLink Global Solutions, Inc.†*	2,516	15
Move, Inc.†*	8,279	16
Network Engines, Inc.†*	1,839	2
NIC, Inc.†	3,160	23
NutriSystem, Inc.†	1,506	26
Online Resources Corp.†*	1,600	6
OpenTable, Inc.†*	872	46
Openwave Systems, Inc.*	4,901	8
Orbitz Worldwide, Inc.*	847	4
Overstock.com, Inc.†*	835	12
PC-Tel, Inc.†*	880	5
Perficient, Inc.†*	1,240	11

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Internet - 3.1% continued
QuinStreet, Inc.†*	632	$7
Rackspace Hosting, Inc.†*	5,479	108
ReachLocal, Inc.†*	339	4
RealNetworks, Inc.†*	4,900	13
S1 Corp.†*	2,779	14
Saba Software, Inc.†*	1,415	7
Safeguard Scientifics, Inc.†*	1,185	14
Sapient Corp.	5,789	60
Shutterfly, Inc.*	1,483	33
Sourcefire, Inc.†*	1,543	39
SPS Commerce, Inc.†*	407	4
Stamps.com, Inc.*	518	6
support.com, Inc.†*	2,910	11
TechTarget, Inc.†*	787	4
TeleCommunication Systems, Inc., Class A*	2,367	7
Terremark Worldwide, Inc.†*	3,108	26
TIBCO Software, Inc.*	9,276	134
Travelzoo, Inc.†*	310	6
United Online, Inc.	4,699	23
US Auto Parts Network, Inc.†*	524	4
ValueClick, Inc.†*	4,457	49
VASCO Data Security International, Inc.†*	1,572	9
VirnetX Holding Corp.†	1,737	13
Vitacost.com, Inc.†*	960	5
Vocus, Inc.†*	914	14
Websense, Inc.†*	2,408	47
Zix Corp.†*	3,650	10

		1,598

Investment Companies - 1.0%
American Capital Ltd.†*	19,137	97
Apollo Investment Corp.	10,878	104
Arlington Asset Investment Corp., Class A†	338	7
BlackRock Kelso Capital Corp.†	3,802	41
Capital Southwest Corp.†	166	15
Fifth Street Finance Corp.†	2,935	29
Gladstone Capital Corp.†	1,223	13
Gladstone Investment Corp.†	1,226	7
Golub Capital BDC, Inc.	356	5
Harris & Harris Group, Inc.†*	1,939	7
Hercules Technology Growth Capital, Inc.†	2,123	19
Main Street Capital Corp.†	753	11
MCG Capital Corp.	4,349	23
Medallion Financial Corp.†	893	6
MVC Capital, Inc.†	1,234	16
NGP Capital Resources Co.	1,234	10
PennantPark Investment Corp.†	1,823	18
Prospect Capital Corp.†	4,081	38
Solar Capital Ltd.†	383	8
THL Credit, Inc.	439	5
TICC Capital Corp.†	1,519	14
Triangle Capital Corp.†	663	10

		503

Iron/Steel - 0.0%
Metals USA Holdings Corp.†*	612	7
Shiloh Industries, Inc.†*	512	5
Universal Stainless & Alloy†*	400	8

		20

Leisure Time - 0.6%
Ambassadors Group, Inc.†	1,104	12
Arctic Cat, Inc.†*	571	4
Brunswick Corp.†	5,025	64
Callaway Golf Co.†	3,447	22
Interval Leisure Group, Inc.*	2,221	28
Johnson Outdoors, Inc., Class A†*	356	3
Life Time Fitness, Inc.†*	2,358	80
Marine Products Corp.†*	562	3
Multimedia Games, Inc.†*	1,547	5
Polaris Industries, Inc.†	1,755	94

		315

Lodging - 0.3%
Ameristar Casinos, Inc.†	1,528	25
Boyd Gaming Corp.†*	3,136	22
Gaylord Entertainment Co.†*	1,952	51
Marcus Corp.	1,187	13
Monarch Casino & Resort, Inc.†*	591	6
Morgans Hotel Group Co.†*	1,171	7
Orient-Express Hotels Ltd., Class A†*	4,943	43
Red Lion Hotels Corp.†*	729	4

		171

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.†*	1,108	28

Machinery - Diversified - 1.3%
Alamo Group, Inc.	375	7
Albany International Corp., Class A	1,527	27
Altra Holdings, Inc.†*	1,419	18

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Machinery - Diversified - 1.3% continued
Applied Industrial Technologies, Inc.†	2,373	$64
Briggs & Stratton Corp.†	2,771	50
Cascade Corp.	474	15
Chart Industries, Inc.†*	1,578	25
Cognex Corp.	2,217	43
Columbus McKinnon Corp.*	1,118	14
DXP Enterprises, Inc.†*	437	8
Flow International Corp.†*	2,457	5
Gerber Scientific, Inc.†*	1,289	7
Gorman-Rupp (The) Co.†	687	18
Intermec, Inc.*	2,836	30
Intevac, Inc.†*	1,284	12
iRobot Corp.†*	1,206	20
Kadant, Inc.*	685	12
Lindsay Corp.†	744	27
Middleby Corp.†*	942	52
NACCO Industries, Inc., Class A	328	26
Nordson Corp.†	1,916	123
Presstek, Inc.†*	1,384	2
Robbins & Myers, Inc.†	1,491	35
Sauer-Danfoss, Inc.†*	584	10
Tecumseh Products Co., Class A*	1,090	13
Tennant Co.	1,056	33
Twin Disc, Inc.†	500	6

		702

Media - 0.7%
Acacia Research - Acacia Technologies†*	1,998	30
AH Belo Corp., Class A†*	894	6
Belo Corp., Class A*	5,047	26
Cambium Learning Group, Inc.*	1,085	3
CKX, Inc.†*	3,058	14
Courier Corp.	571	8
Crown Media Holdings, Inc., Class A†*	2,297	5
Cumulus Media, Inc., Class A†*	1,309	3
Dex One Corp.†*	2,859	24
DG FastChannel, Inc.†*	1,441	23
Dolan (The) Co.*	1,606	15
Entercom Communications Corp., Class A†*	1,187	7
Entravision Communications Corp., Class A*	2,390	4
EW Scripps (The) Co., Class A†*	1,679	11
Fisher Communications, Inc.†*	375	6
Gray Television, Inc.*	2,466	5
Journal Communications, Inc., Class A*	2,341	9
Lee Enterprises, Inc.†*	2,284	5
LIN TV Corp., Class A†*	1,582	6
LodgeNet Interactive Corp.†*	1,166	3
Martha Stewart Living Omnimedia, Inc., Class A†*	1,502	7
McClatchy (The) Co., Class A†*	3,125	8
Media General, Inc., Class A†*	1,126	9
Mediacom Communications Corp., Class A†*	2,285	13
Nexstar Broadcasting Group, Inc., Class A†*	835	3
Outdoor Channel Holdings, Inc.†*	800	4
Playboy Enterprises, Inc., Class B†*	1,295	7
PRIMEDIA, Inc.†	1,157	4
Radio One, Inc., Class D*	2,165	1
Scholastic Corp.†	1,727	41
Sinclair Broadcast Group, Inc., Class A*	2,413	14
SuperMedia, Inc.†*	680	6
Value Line, Inc.†	100	1
Westwood One, Inc.†*	422	3
World Wrestling Entertainment, Inc., Class A†	1,401	20

		354

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.†*	978	14
Ampco-Pittsburgh Corp.	500	11
CIRCOR International, Inc.	914	25
Dynamic Materials Corp.†	664	9
Furmanite Corp.†*	2,144	9
Hawk Corp., Class A†*	301	11
Haynes International, Inc.	668	20
Kaydon Corp.	1,892	61
L.B. Foster Co., Class A*	530	14
Ladish Co., Inc.*	850	21
Lawson Products, Inc.†	220	3
Mueller Industries, Inc.†	2,148	51
Mueller Water Products, Inc., Class A†	8,726	21
Northwest Pipe Co.*	552	8
Olympic Steel, Inc.†	479	11
Omega Flex, Inc.†	200	2
RBC Bearings, Inc.*	1,200	35
RTI International Metals, Inc.*	1,696	47
Sun Hydraulics Corp.†	655	15

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Metal Fabrication/Hardware - 0.8% continued
Worthington Industries, Inc.†	3,482	$49

		437

Mining - 1.4%
Allied Nevada Gold Corp.†*	4,284	100
AMCOL International Corp.†	1,323	35
Brush Engineered Materials, Inc.†*	1,127	27
Capital Gold Corp.†*	2,670	9
Century Aluminum Co.†*	3,613	36
Coeur d’Alene Mines Corp.†*	5,030	86
General Moly, Inc.†*	3,747	11
Globe Specialty Metals, Inc.*	3,308	36
Golden Star Resources Ltd.*	14,737	70
Hecla Mining Co.†*	14,334	82
Horsehead Holding Corp.*	2,389	19
Jaguar Mining, Inc.†*	4,544	27
Kaiser Aluminum Corp.†	858	32
Noranda Aluminium Holding Corp.†*	644	5
Stillwater Mining Co.†*	2,521	35
Thompson Creek Metals Co., Inc.†*	7,867	67
United States Lime & Minerals, Inc.†*	170	6
Uranium Energy Corp.†*	3,448	9
US Energy Corp.†*	1,418	6
US Gold Corp.†*	4,673	24
USEC, Inc.†*	6,600	31

		753

Miscellaneous Manufacturing - 2.3%
A.O. Smith Corp.	1,383	71
Actuant Corp., Class A†	3,811	75
Acuity Brands, Inc.†	2,456	95
American Railcar Industries, Inc.*	576	7
Ameron International Corp.	515	29
AZZ, Inc.†	677	27
Barnes Group, Inc.†	2,744	42
Blount International, Inc.†*	2,585	30
Brink’s (The) Co.	2,705	51
Ceradyne, Inc.†*	1,425	31
CLARCOR, Inc.	2,807	94
Colfax Corp.†*	1,387	17
Eastman Kodak Co.†*	14,744	51
EnPro Industries, Inc.†*	1,203	33
ESCO Technologies, Inc.†	1,469	46
Federal Signal Corp.	3,550	19
FreightCar America, Inc.†	686	16
GP Strategies Corp.†*	883	7
Griffon Corp.*	2,423	26
Hexcel Corp.†*	5,456	93
John Bean Technologies Corp.	1,531	23
Koppers Holdings, Inc.	1,138	23
LSB Industries, Inc.†*	959	16
Lydall, Inc.†*	878	6
Matthews International Corp., Class A†	1,682	53
Metabolix, Inc.†*	1,548	17
Movado Group, Inc.†*	949	10
Myers Industries, Inc.†	2,016	13
NL Industries, Inc.†	398	3
Park-Ohio Holdings Corp.†*	402	4
PMFG, Inc.†*	769	12
Polypore International, Inc.*	1,253	34
Raven Industries, Inc.	887	30
Smith & Wesson Holding Corp.†*	3,299	12
Standex International Corp.†	716	17
STR Holdings, Inc.†*	1,639	34
Sturm Ruger & Co., Inc.†	1,071	14
Tredegar Corp.	1,291	21
Trimas Corp.†*	902	12

		1,214

Office Furnishings - 0.4%
Herman Miller, Inc.†	3,235	53
HNI Corp.†	2,478	58
Interface, Inc., Class A	2,887	37
Knoll, Inc.†	2,648	36
Steelcase, Inc., Class A†	4,430	27

		211

Oil & Gas - 2.4%
Abraxas Petroleum Corp.†*	3,569	9
Alon USA Energy, Inc.†	540	3
American Oil & Gas, Inc.†*	2,727	19
Apco Oil and Gas International, Inc.†	532	14
Approach Resources, Inc.†*	665	6
ATP Oil & Gas Corp.†*	2,519	29
Berry Petroleum Co., Class A†	2,898	79
Bill Barrett Corp.*	2,570	84
BPZ Resources, Inc.†*	5,252	21
Brigham Exploration Co.*	6,610	101
Callon Petroleum Co.†*	1,521	6
CAMAC Energy, Inc.*	2,543	6

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Oil & Gas - 2.4% continued
Carrizo Oil & Gas, Inc.†*	1,808	$38
Cheniere Energy, Inc.†*	2,824	7
Clayton Williams Energy, Inc.†*	310	14
Contango Oil & Gas Co.†*	687	30
CVR Energy, Inc.†*	1,685	12
Delek US Holdings, Inc.†	800	5
Delta Petroleum Corp.†*	9,170	6
Endeavour International Corp.†*	6,702	8
Energy Partners Ltd.*	1,550	17
Energy XXI Bermuda Ltd.†*	2,914	58
Evolution Petroleum Corp.†*	882	4
FX Energy, Inc.†*	2,475	8
Gastar Exploration Ltd.†*	2,330	7
Georesources, Inc.†*	749	11
GMX Resources, Inc.†*	1,580	7
Goodrich Petroleum Corp.†*	1,295	17
Gulfport Energy Corp.†*	1,526	17
Harvest Natural Resources, Inc.†*	1,907	13
Hercules Offshore, Inc.†*	6,322	13
Houston American Energy Corp.†	976	9
Isramco, Inc.†*	59	3
Kodiak Oil & Gas Corp.*	6,416	16
Magnum Hunter Resources Corp.†*	2,632	10
McMoRan Exploration Co.†*	4,774	68
Miller Petroleum, Inc.†*	955	4
Northern Oil and Gas, Inc.†*	2,471	35
Panhandle Oil and Gas, Inc., Class A†	450	10
Parker Drilling Co.*	6,450	23
Penn Virginia Corp.	2,491	35
Petroleum Development Corp.*	1,122	30
Petroquest Energy, Inc.†*	3,312	20
Pioneer Drilling Co.†*	2,989	16
RAM Energy Resources, Inc.†*	2,953	5
Resolute Energy Corp.†*	2,079	22
Rex Energy Corp.†*	1,950	22
Rosetta Resources, Inc.*	3,031	60
Seahawk Drilling, Inc.†*	559	4
Stone Energy Corp.†*	2,355	27
Swift Energy Co.*	2,176	59
TransAtlantic Petroleum Ltd.†*	7,953	21
Vaalco Energy, Inc.†*	3,089	17
Vantage Drilling Co.†*	7,138	10
Venoco, Inc.†*	1,160	20
W&T Offshore, Inc.†	1,909	17
Warren Resources, Inc.†*	4,145	13
Western Refining, Inc.†*	2,988	13

		1,258

Oil & Gas Services - 1.6%
Allis-Chalmers Energy, Inc.†*	2,499	10
Basic Energy Services, Inc.†*	1,243	9
Boots & Coots, Inc.*	4,516	13
Cal Dive International, Inc.*	5,036	23
CARBO Ceramics, Inc.†	1,046	79
Complete Production Services, Inc.*	4,353	77
Dawson Geophysical Co.†*	460	11
Dril-Quip, Inc.*	1,906	101
Global Geophysical Services, Inc.†*	566	3
Global Industries Ltd.†*	5,648	26
Gulf Island Fabrication, Inc.†	868	13
Helix Energy Solutions Group, Inc.*	5,934	54
Hornbeck Offshore Services, Inc.†*	1,273	20
ION Geophysical Corp.†*	7,214	25
Key Energy Services, Inc.†*	7,151	57
Lufkin Industries, Inc.†	1,718	66
Matrix Service Co.*	1,354	12
Natural Gas Services Group, Inc.†*	707	10
Newpark Resources, Inc.†*	5,013	44
OYO Geospace Corp.†*	249	12
RPC, Inc.†	1,549	25
Superior Well Services, Inc.†*	1,286	28
T-3 Energy Services, Inc.*	792	18
Tesco Corp.†*	1,665	17
Tetra Technologies, Inc.*	4,392	37
Union Drilling, Inc.†*	665	3
Willbros Group, Inc.†*	2,181	17

		810

Packaging & Containers - 0.4%
AEP Industries, Inc.*	269	6
Graham Packaging Co., Inc.†*	881	10
Graphic Packaging Holding Co.†*	5,955	18
Rock-Tenn Co., Class A	2,213	107
Silgan Holdings, Inc.†	3,054	91

		232

Pharmaceuticals - 3.2%
Acura Pharmaceuticals, Inc.†*	500	1
Akorn, Inc.†*	3,200	11
Alexza Pharmaceuticals, Inc.†*	2,090	6

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Pharmaceuticals - 3.2% continued
Alimera Sciences, Inc.†*	515	$4
Alkermes, Inc.†*	5,383	71
Allos Therapeutics, Inc.†*	4,580	17
Antares Pharma, Inc.*	3,957	6
Anthera Pharmaceuticals, Inc.†*	558	2
Aoxing Pharmaceutical Co., Inc.†*	1,613	4
Ardea Biosciences, Inc.†*	728	15
Array Biopharma, Inc.†*	2,886	8
Auxilium Pharmaceuticals, Inc.†*	2,395	62
AVANIR Pharmaceuticals, Inc., Class A†*	4,407	12
AVI BioPharma, Inc.†*	6,627	14
Biodel, Inc.†*	874	3
BioScrip, Inc.†*	2,231	11
Biospecifics Technologies Corp.†*	201	5
Cadence Pharmaceuticals, Inc.†*	1,375	11
Caraco Pharmaceutical Laboratories Ltd.†*	697	4
Catalyst Health Solutions, Inc.*	2,135	86
Clarient, Inc.†*	3,311	11
Combinatorx, Inc.†*	3,465	4
Corcept Therapeutics, Inc.†*	1,458	4
Cornerstone Therapeutics, Inc.†*	361	2
Cumberland Pharmaceuticals, Inc.†*	485	2
Cypress Bioscience, Inc.†*	2,353	8
Cytori Therapeutics, Inc.†*	2,406	11
Depomed, Inc.†*	3,004	11
Durect Corp.*	4,193	9
Dyax Corp.*	5,747	13
Eurand N.V.†*	978	9
Furiex Pharmaceuticals, Inc.†*	467	5
Hi-Tech Pharmacal Co., Inc.†*	612	11
Idenix Pharmaceuticals, Inc.†*	2,135	13
Impax Laboratories, Inc.*	3,540	55
Infinity Pharmaceuticals, Inc.†*	1,013	5
Inspire Pharmaceuticals, Inc.†*	3,401	17
Ironwood Pharmaceuticals, Inc.†*	1,193	11
Isis Pharmaceuticals, Inc.†*	5,162	40
Jazz Pharmaceuticals, Inc.†*	796	7
Keryx Biopharmaceuticals, Inc.†*	2,730	10
Lannett Co., Inc.†*	561	2
MannKind Corp.†*	3,546	20
MAP Pharmaceuticals, Inc.†*	893	10
Medicis Pharmaceutical Corp., Class A	3,392	93
Medivation, Inc.†*	2,069	20
Nabi Biopharmaceuticals†*	2,678	13
Nature’s Sunshine Products, Inc.†*	442	4
Nektar Therapeutics*	5,171	66
Neogen Corp.†*	1,269	37
Neurocrine Biosciences, Inc.†*	2,831	15
NeurogesX, Inc.†*	591	3
Nutraceutical International Corp.†*	553	8
Obagi Medical Products, Inc.†*	1,000	11
Onyx Pharmaceuticals, Inc.*	3,548	85
Opko Health, Inc.†*	4,904	10
Optimer Pharmaceuticals, Inc.†*	1,763	14
Orexigen Therapeutics, Inc.†*	1,453	6
Osiris Therapeutics, Inc.†*	987	6
Pain Therapeutics, Inc.†*	2,044	12
Par Pharmaceutical Cos., Inc.*	2,009	53
Pharmacyclics, Inc.*	2,048	14
Pharmasset, Inc.†*	1,591	39
PharMerica Corp.†*	1,691	13
Pozen, Inc.†*	1,542	10
Progenics Pharmaceuticals, Inc.†*	1,780	7
Questcor Pharmaceuticals, Inc.†*	3,190	31
Rigel Pharmaceuticals, Inc.†*	3,056	24
Salix Pharmaceuticals Ltd.†*	3,204	121
Santarus, Inc.†*	2,963	7
Savient Pharmaceuticals, Inc.†*	3,778	54
Schiff Nutrition International, Inc.†	489	4
Sciclone Pharmaceuticals, Inc.†*	2,031	5
SIGA Technologies, Inc.†*	1,593	12
Somaxon Pharmaceuticals, Inc.†*	1,525	6
Spectrum Pharmaceuticals, Inc.†*	2,650	10
Sucampo Pharmaceuticals, Inc., Class A†*	609	2
Synta Pharmaceuticals Corp.†*	1,000	3
Synutra International, Inc.*	1,051	11
Targacept, Inc.†*	1,294	27
Theravance, Inc.†*	3,421	41
USANA Health Sciences, Inc.†*	372	16
Vanda Pharmaceuticals, Inc.†*	1,372	9
Viropharma, Inc.†*	4,377	55
Vivus, Inc.†*	4,404	25
XenoPort, Inc.†*	1,253	7

		1,652

Pipelines - 0.0%
Crosstex Energy, Inc.†*	2,328	17

Real Estate - 0.2%
Avatar Holdings, Inc.†*	546	10

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Real Estate - 0.2% continued
Consolidated-Tomoka Land Co.†	335	$9
Forestar Group, Inc.†*	2,036	30
HFF, Inc., Class A*	980	8
Kennedy-Wilson Holdings, Inc.†*	1,019	10
Retail Opportunity Investments Corp.†	2,423	23
Terreno Realty Corp.†*	426	7
Thomas Properties Group, Inc.†	1,674	5
United Capital Corp.†*	100	2

		104

Real Estate Investment Trusts - 7.5%
Acadia Realty Trust†	2,194	39
Agree Realty Corp.†	539	13
Alexander’s, Inc.†	112	34
American Campus Communities, Inc.	3,654	109
American Capital Agency Corp.†	1,863	51
Anworth Mortgage Asset Corp.†	6,784	46
Apollo Commercial Real Estate Finance, Inc.†	645	11
Ashford Hospitality Trust, Inc.†*	2,385	19
Associated Estates Realty Corp.	1,807	24
BioMed Realty Trust, Inc.†	6,379	109
CapLease, Inc.†	3,230	17
Capstead Mortgage Corp.	3,907	45
CBL & Associates Properties, Inc.†	7,832	96
Cedar Shopping Centers, Inc.	3,229	18
Chatham Lodging Trust†*	474	8
Chesapeake Lodging Trust†*	526	9
Cogdell Spencer, Inc.	2,322	14
Colonial Properties Trust	3,893	62
Colony Financial, Inc.†	882	16
Cousins Properties, Inc.†	4,802	32
CreXus Investment Corp.†	862	10
Cypress Sharpridge Investments, Inc.	1,344	18
DCT Industrial Trust, Inc.†	11,894	55
DiamondRock Hospitality Co.*	8,669	76
DuPont Fabros Technology, Inc.	2,311	57
Dynex Capital, Inc.†	611	6
EastGroup Properties, Inc.†	1,505	53
Education Realty Trust, Inc.	3,212	22
Entertainment Properties Trust†	2,615	113
Equity Lifestyle Properties, Inc.	1,456	75
Equity One, Inc.†	1,970	31
Excel Trust, Inc.†*	796	9
Extra Space Storage, Inc.†	4,972	76
FelCor Lodging Trust, Inc.*	5,228	21
First Industrial Realty Trust, Inc.†*	3,679	16
First Potomac Realty Trust	2,064	31
Franklin Street Properties Corp.†	3,769	44
Getty Realty Corp.	1,175	29
Gladstone Commercial Corp.†	486	8
Glimcher Realty Trust†	4,760	28
Government Properties Income Trust	1,542	40
Hatteras Financial Corp.†	2,010	58
Healthcare Realty Trust, Inc.†	3,482	82
Hersha Hospitality Trust	6,429	30
Highwoods Properties, Inc.†	4,021	126
Home Properties, Inc.†	2,209	112
Inland Real Estate Corp.†	4,217	33
Invesco Mortgage Capital, Inc.	1,446	30
Investors Real Estate Trust†	4,083	33
iStar Financial, Inc.†*	5,186	18
Kilroy Realty Corp.†	3,044	95
Kite Realty Group Trust†	3,193	13
LaSalle Hotel Properties†	3,970	84
Lexington Realty Trust†	5,519	37
LTC Properties, Inc.	1,298	32
Medical Properties Trust, Inc.	6,148	60
MFA Financial, Inc.	15,670	115
Mid-America Apartment Communities, Inc.†	1,835	104
Mission West Properties, Inc.†	1,200	8
Monmouth Real Estate Investment Corp., Class A	1,369	10
MPG Office Trust, Inc.†*	2,501	6
National Health Investors, Inc.†	1,373	58
National Retail Properties, Inc.†	4,633	113
Newcastle Investment Corp.†*	3,239	8
NorthStar Realty Finance Corp.†	4,322	14
Omega Healthcare Investors, Inc.†	5,208	112
One Liberty Properties, Inc.	439	6
Parkway Properties, Inc.†	1,250	18
Pebblebrook Hotel Trust†*	1,844	33
Pennsylvania Real Estate Investment Trust†	3,072	32
Pennymac Mortgage Investment Trust	883	15
Post Properties, Inc.	2,784	71
PS Business Parks, Inc.	1,036	58
RAIT Financial Trust†*	4,222	6
Ramco-Gershenson Properties Trust	2,035	21
Redwood Trust, Inc.†	4,444	61

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Real Estate Investment Trusts - 7.5% continued
Resource Capital Corp.†	2,556	$15
Saul Centers, Inc.†	364	15
Sovran Self Storage, Inc.†	1,510	57
Starwood Property Trust, Inc.†	2,620	50
Strategic Hotels & Resorts, Inc.†*	7,940	28
Sun Communities, Inc.†	1,076	31
Sunstone Hotel Investors, Inc.†*	5,393	46
Tanger Factory Outlet Centers, Inc.†	2,283	106
Two Harbors Investment Corp.†	1,394	12
UMH Properties, Inc.†	611	6
Universal Health Realty Income Trust†	664	21
Urstadt Biddle Properties, Inc., Class A†	1,217	22
U-Store-It Trust†	5,406	43
Walter Investment Management Corp.†	1,484	24
Washington Real Estate Investment Trust†	3,405	104
Winthrop Realty Trust†	1,048	14

		3,896

Retail - 6.0%
99 Cents Only Stores*	2,588	45
AFC Enterprises, Inc.†*	1,455	16
America’s Car-Mart, Inc.*	518	13
AnnTaylor Stores Corp.†*	3,220	49
Asbury Automotive Group, Inc.*	1,650	20
Barnes & Noble, Inc.†	2,063	31
Bebe Stores, Inc.	2,087	12
Big 5 Sporting Goods Corp.	1,151	14
Biglari Holdings, Inc.†*	81	23
BJ’s Restaurants, Inc.†*	1,256	30
Bob Evans Farms, Inc.	1,675	43
Bon-Ton Stores (The), Inc.†*	583	4
Books-A-Million, Inc.†	376	2
Borders Group, Inc.†*	3,058	3
Brown Shoe Co., Inc.	2,352	25
Buckle (The), Inc.†	1,420	34
Buffalo Wild Wings, Inc.†*	1,035	43
Build-A-Bear Workshop, Inc.†*	1,086	5
Cabela’s, Inc.†*	2,329	36
California Pizza Kitchen, Inc.*	1,114	17
Caribou Coffee Co., Inc.†*	363	3
Carrols Restaurant Group, Inc.†*	619	3
Casey’s General Stores, Inc.†	2,854	107
Cash America International, Inc.†	1,636	50
Casual Male Retail Group, Inc.†*	2,115	7
Cato (The) Corp., Class A	1,540	35
CEC Entertainment, Inc.*	1,225	38
Charming Shoppes, Inc.†*	6,526	22
Cheesecake Factory (The), Inc.*	3,430	77
Children’s Place Retail Stores (The), Inc.*	1,552	68
Christopher & Banks Corp.	2,085	13
Citi Trends, Inc.†*	876	20
Coldwater Creek, Inc.†*	3,252	14
Collective Brands, Inc.†*	3,701	48
Conn’s, Inc.†*	600	3
Cracker Barrel Old Country Store, Inc.	1,331	59
Denny’s Corp.*	5,534	13
Destination Maternity Corp.†*	268	7
Dillard’s, Inc., Class A†	2,597	57
DineEquity, Inc.†*	1,000	32
Domino’s Pizza, Inc.†*	2,046	26
Dress Barn (The), Inc.*	3,326	69
DSW, Inc., Class A†*	795	19
Einstein Noah Restaurant Group, Inc.†*	300	3
Express, Inc.†*	835	11
Ezcorp, Inc., Class A*	2,551	46
Finish Line (The), Inc., Class A	2,925	39
First Cash Financial Services, Inc.*	1,730	41
Fred’s, Inc., Class A	2,069	23
Gaiam, Inc., Class A†	1,000	5
Genesco, Inc.*	1,397	35
Group 1 Automotive, Inc.†*	1,361	34
Gymboree Corp.†*	1,663	63
Haverty Furniture Cos., Inc.†	917	9
hhgregg, Inc.†*	726	14
Hibbett Sports, Inc.†*	1,606	37
HOT Topic, Inc.†	2,471	13
HSN, Inc.†*	2,177	57
Jack in the Box, Inc.†*	3,061	62
Jamba, Inc.†*	3,225	6
Jo-Ann Stores, Inc.†*	1,545	63
Jos. A. Bank Clothiers, Inc.†*	1,511	55
Kenneth Cole Productions, Inc., Class A*	471	6
Kirkland’s, Inc.†*	978	11
Krispy Kreme Doughnuts, Inc.†*	3,447	14
Landry’s Restaurants, Inc.†*	408	10
Lithia Motors, Inc., Class A†	1,251	10
Liz Claiborne, Inc.†*	5,376	23
Lumber Liquidators Holdings, Inc.†*	1,198	24
MarineMax, Inc.†*	1,070	7

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Retail - 6.0% continued
McCormick & Schmick’s Seafood Restaurants, Inc.†*	854	$5
Men’s Wearhouse (The), Inc.†	2,903	56
New York & Co., Inc.†*	1,439	3
Nu Skin Enterprises, Inc., Class A	2,722	70
O’Charleys, Inc.†*	1,036	6
OfficeMax, Inc.*	4,788	47
P.F. Chang’s China Bistro, Inc.†	1,293	55
Pacific Sunwear of California, Inc.*	3,711	14
Pantry (The), Inc.*	1,266	24
Papa John’s International, Inc.*	1,165	28
PC Connection, Inc.*	600	4
Penske Automotive Group, Inc.†*	2,536	30
Pep Boys - Manny, Moe & Jack (The)	2,980	27
PetMed Express, Inc.†	1,334	21
Pier 1 Imports, Inc.†*	5,978	36
Pricesmart, Inc.†	863	22
Red Robin Gourmet Burgers, Inc.†*	880	16
Regis Corp.†	3,181	53
Retail Ventures, Inc.*	1,424	12
Rite Aid Corp.†*	29,794	26
Ruby Tuesday, Inc.*	3,598	33
Rue21, Inc.†*	875	18
Rush Enterprises, Inc., Class A†*	1,863	24
Ruth’s Hospitality Group, Inc.*	2,005	6
Saks, Inc.†*	7,554	60
Sally Beauty Holdings, Inc.†*	5,205	45
Shoe Carnival, Inc.†*	522	9
Sonic Automotive, Inc., Class A†*	2,309	20
Sonic Corp.†*	3,582	27
Stage Stores, Inc.	2,132	24
Stein Mart, Inc.†*	1,676	12
Steinway Musical Instruments, Inc.†*	236	4
Susser Holdings Corp.†*	400	5
Systemax, Inc.†	600	7
Talbots, Inc.†*	4,025	40
Texas Roadhouse, Inc.†*	3,173	42
Tuesday Morning Corp.†*	1,632	6
Ulta Salon Cosmetics & Fragrance, Inc.*	1,809	41
Vitamin Shoppe, Inc.†*	852	21
West Marine, Inc.*	822	7
Wet Seal (The), Inc., Class A*	5,890	18
Winmark Corp.†	147	5
World Fuel Services Corp.†	3,322	85
Zumiez, Inc.†*	1,104	16

		3,106

Savings & Loans - 1.2%
Abington Bancorp, Inc.	1,106	11
Astoria Financial Corp.†	4,898	59
BankFinancial Corp.†	1,012	9
Beneficial Mutual Bancorp, Inc.†*	2,033	17
Berkshire Hills Bancorp, Inc.	728	13
BofI Holding, Inc.†*	423	5
Brookline Bancorp, Inc.	3,287	31
Clifton Savings Bancorp, Inc.†	600	5
Danvers Bancorp, Inc.†	1,071	16
Dime Community Bancshares	1,495	19
ESB Financial Corp.†	513	6
ESSA Bancorp, Inc.	900	10
First Financial Holdings, Inc.	952	9
Flagstar Bancorp, Inc.†*	2,489	6
Flushing Financial Corp.†	1,672	18
Fox Chase Bancorp, Inc.†*	427	4
Heritage Financial Group†	62	—
Home Bancorp, Inc.†*	502	7
Home Federal Bancorp, Inc.†	961	12
Investors Bancorp, Inc.*	2,769	29
Kearny Financial Corp.†	752	6
K-Fed Bancorp†	190	1
Meridian Interstate Bancorp, Inc.†*	600	6
NASB Financial, Inc.†	199	3
NewAlliance Bancshares, Inc.	6,062	74
Northfield Bancorp, Inc.†	996	11
Northwest Bancshares, Inc.	6,273	67
OceanFirst Financial Corp.†	702	8
Oritani Financial Corp.†	3,043	29
Provident Financial Services, Inc.	3,464	40
Provident New York Bancorp	1,998	16
Rockville Financial, Inc.†	517	6
Roma Financial Corp.	363	4
Territorial Bancorp, Inc.†	733	12
United Financial Bancorp, Inc.†	1,028	14
ViewPoint Financial Group	750	7
Waterstone Financial, Inc.†*	409	2
Westfield Financial, Inc.†	1,552	12
WSFS Financial Corp.	255	9

		613

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Semiconductors - 3.2%
Actel Corp.*	1,239	$18
Advanced Analogic Technologies, Inc.†*	2,500	8
Alpha & Omega Semiconductor Ltd.†*	340	4
Amkor Technology, Inc.†*	5,897	30
Anadigics, Inc.†*	3,749	15
Applied Micro Circuits Corp.*	3,634	39
ATMI, Inc.*	1,729	22
Axcelis Technologies, Inc.*	5,393	7
AXT, Inc.†*	1,615	9
Brooks Automation, Inc.†*	3,603	24
Cabot Microelectronics Corp.*	1,317	39
Cavium Networks, Inc.†*	2,504	60
Ceva, Inc.†*	1,255	15
Cirrus Logic, Inc.*	3,672	56
Cohu, Inc.	1,370	16
Conexant Systems, Inc.*	4,256	6
Diodes, Inc.*	1,905	28
DSP Group, Inc.†*	1,412	9
Emulex Corp.*	4,517	43
Entegris, Inc.†*	7,663	30
Entropic Communications, Inc.†*	3,101	24
Exar Corp.†*	2,120	12
Formfactor, Inc.†*	2,779	20
FSI International, Inc.*	2,513	7
GSI Technology, Inc.†*	1,075	6
GT Solar International, Inc.†*	3,286	25
Hittite Microwave Corp.*	1,535	65
Ikanos Communications, Inc.†*	2,809	2
Integrated Device Technology, Inc.*	9,153	47
Integrated Silicon Solution, Inc.*	1,356	9
IXYS Corp.*	1,396	13
Kopin Corp.†*	3,991	11
Kulicke & Soffa Industries, Inc.†*	3,872	22
Lattice Semiconductor Corp.*	6,421	27
LTX-Credence Corp.*	7,893	17
Mattson Technology, Inc.*	2,599	5
MaxLinear, Inc., Class A†*	375	4
Micrel, Inc.†	2,806	25
Microsemi Corp.*	4,624	65
Microtune, Inc.†*	2,977	7
Mindspeed Technologies, Inc.†*	1,697	11
MIPS Technologies, Inc.†*	2,636	17
MKS Instruments, Inc.*	2,826	49
Monolithic Power Systems, Inc.†*	1,893	31
MoSys, Inc.†*	1,396	6
Nanometrics, Inc.†*	953	13
Netlogic Microsystems, Inc.†*	3,502	85
Omnivision Technologies, Inc.†*	2,902	59
Pericom Semiconductor Corp.*	1,469	12
Photronics, Inc.†*	2,803	12
PLX Technology, Inc.†*	2,507	8
Power Integrations, Inc.†	1,377	38
Richardson Electronics Ltd.†	739	7
Rubicon Technology, Inc.†*	926	23
Rudolph Technologies, Inc.†*	1,754	14
Semtech Corp.†*	3,555	59
Sigma Designs, Inc.†*	1,693	16
Silicon Image, Inc.†*	4,385	16
Standard Microsystems Corp.†*	1,318	24
Supertex, Inc.†*	560	12
Tessera Technologies, Inc.*	2,813	43
TriQuint Semiconductor, Inc.*	8,840	61
Ultra Clean Holdings*	1,135	10
Ultratech, Inc.*	1,368	23
Veeco Instruments, Inc.†*	2,297	76
Virage Logic Corp.†*	1,300	16
Volterra Semiconductor Corp.†*	1,330	27
Zoran Corp.*	2,803	23

		1,682

Software - 4.1%
Accelrys, Inc.†*	3,139	19
ACI Worldwide, Inc.*	1,887	36
Actuate Corp.†*	2,637	11
Acxiom Corp.*	3,790	47
Advent Software, Inc.†*	866	43
Allscripts Healthcare Solutions, Inc.*	193	3
American Software, Inc., Class A	1,300	7
ArcSight, Inc.†*	1,319	51
Ariba, Inc.†*	5,033	78
Aspen Technology, Inc.*	3,597	34
athenahealth, Inc.†*	1,821	49
Avid Technology, Inc.†*	1,568	17
Blackbaud, Inc.†	2,545	53
Blackboard, Inc.†*	1,934	64
Bottomline Technologies, Inc.*	1,762	25
Bowne & Co., Inc.†	2,361	26
CDC Corp.†*	1,700	6
CommVault Systems, Inc.*	2,438	60

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON S TOCKS - 98.2% continued
Software - 4.1% continued
Computer Programs & Systems, Inc.†	563	$23
Concur Technologies, Inc.†*	2,265	106
Convio, Inc.†*	560	5
CSG Systems International, Inc.*	1,932	35
Deltek, Inc.†*	1,120	8
DemandTec, Inc.†*	1,200	9
Digi International, Inc.*	1,272	10
DivX, Inc.†*	1,691	13
DynaVox, Inc., Class A†*	511	5
Ebix, Inc.†*	1,590	30
Epicor Software Corp.*	2,720	18
EPIQ Systems, Inc.†	1,869	23
Fair Isaac Corp.†	2,335	52
FalconStor Software, Inc.†*	2,115	7
Global Defense Technology & Systems, Inc.†*	213	2
Guidance Software, Inc.†*	873	4
Innerworkings, Inc.†*	1,252	7
Interactive Intelligence, Inc.†*	705	11
JDA Software Group, Inc.*	2,358	54
Lawson Software, Inc.*	7,917	60
Mantech International Corp., Class A*	1,217	43
MedAssets, Inc.†*	2,353	47
Medidata Solutions, Inc.*	1,006	17
MicroStrategy, Inc., Class A*	512	40
Monotype Imaging Holdings, Inc.*	1,264	9
NetSuite, Inc.†*	974	18
Omnicell, Inc.†*	1,743	19
OPNET Technologies, Inc.†	825	13
Parametric Technology Corp.*	6,549	112
PDF Solutions, Inc.†*	1,119	4
Pegasystems, Inc.†	925	20
Progress Software Corp.*	2,396	64
PROS Holdings, Inc.†*	1,115	9
QAD, Inc.†*	675	3
Quality Systems, Inc.†	1,075	60
Quest Software, Inc.*	3,321	71
Renaissance Learning, Inc.†	701	6
RightNow Technologies, Inc.†*	1,194	20
Rosetta Stone, Inc.†*	541	9
Schawk, Inc.	678	10
Seachange International, Inc.†*	1,627	13
Smith Micro Software, Inc.*	1,606	12
SolarWinds, Inc.†*	1,873	27
SS&C Technologies Holdings, Inc.*	606	9
Synchronoss Technologies, Inc.*	1,088	17
SYNNEX Corp.†*	1,258	29
Take-Two Interactive Software, Inc.†*	4,023	33
Taleo Corp., Class A†*	2,274	58
THQ, Inc.†*	3,832	14
Trident Microsystems, Inc.†*	3,394	5
Tyler Technologies, Inc.†*	1,736	30
Ultimate Software Group, Inc.†*	1,393	46
Unica Corp.†*	800	17
VeriFone Systems, Inc.*	4,815	116

		2,131

Storage/Warehousing - 0.1%
Mobile Mini, Inc.†*	2,101	30

Telecommunications - 3.9%
Acme Packet, Inc.†*	2,472	83
ADC Telecommunications, Inc.†*	5,448	69
ADTRAN, Inc.	3,478	109
Advanced Radio Telecom Corp.* (1)	10,900	—
Alaska Communications Systems Group, Inc.†	2,386	23
Anaren, Inc.*	849	12
Anixter International, Inc.*	1,574	72
Applied Signal Technology, Inc.	710	14
Arris Group, Inc.*	7,154	59
Aruba Networks, Inc.†*	4,139	76
Atlantic Tele-Network, Inc.†	493	21
Aviat Networks, Inc.*	3,353	13
BigBand Networks, Inc.†*	3,043	8
Black Box Corp.†	973	28
Calix, Inc.*	458	6
Cbeyond, Inc.†*	1,570	19
Cincinnati Bell, Inc.*	11,361	27
Comtech Telecommunications Corp.†*	1,585	32
Consolidated Communications Holdings, Inc.†	1,521	26
CPI International, Inc.†*	370	5
DigitalGlobe, Inc.†*	1,571	48
EMS Technologies, Inc.*	900	13
Extreme Networks, Inc.†*	5,579	15
FiberTower Corp.†*	2,330	8
Finisar Corp.†*	4,248	54
General Communication, Inc., Class A†*	2,814	25
GeoEye, Inc.*	1,273	46
Global Crossing Ltd.†*	1,578	19

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Telecommunications - 3.9% continued
Globalstar, Inc.†*	3,430	$5
Globecomm Systems, Inc.†*	1,204	8
Harmonic, Inc.*	5,324	31
Hughes Communications, Inc.†*	521	12
Hypercom Corp.†*	2,430	8
ICO Global Communications Holdings Ltd.†*	4,710	6
IDT Corp., Class B*	745	11
Infinera Corp.†*	5,053	43
InterDigital, Inc.†*	2,508	62
IPG Photonics Corp.†*	1,477	32
Iridium Communications, Inc.†*	1,744	15
Ixia*	1,856	21
Knology, Inc.†*	1,604	19
KVH Industries, Inc.†*	913	11
LogMeIn, Inc.†*	799	26
Loral Space & Communications, Inc.†*	581	31
Meru Networks, Inc.†*	369	5
Netgear, Inc.*	1,940	41
Network Equipment Technologies, Inc.†*	1,666	5
Neutral Tandem, Inc.†*	1,872	21
Novatel Wireless, Inc.†*	1,527	9
NTELOS Holdings Corp.	1,687	27
Occam Networks, Inc.†*	759	4
Oclaro, Inc.†*	2,654	27
Oplink Communications, Inc.*	1,080	17
Opnext, Inc.†*	3,092	4
PAETEC Holding Corp.†*	6,910	28
Plantronics, Inc.	2,712	74
Powerwave Technologies, Inc.†*	7,821	13
Preformed Line Products Co.†	147	5
Premiere Global Services, Inc.*	3,134	16
RF Micro Devices, Inc.*	15,389	75
SAVVIS, Inc.†*	2,030	36
Shenandoah Telecommunications Co.†	1,271	22
ShoreTel, Inc.†*	2,630	12
Sonus Networks, Inc.*	11,567	34
Sycamore Networks, Inc.†	1,052	23
Symmetricom, Inc.*	2,250	12
Syniverse Holdings, Inc.†*	3,976	82
Tekelec†*	3,722	41
TeleNav, Inc.†*	569	3
Tessco Technologies, Inc.†	294	3
USA Mobility, Inc.†	1,329	19
UTStarcom, Inc.†*	6,664	13
Viasat, Inc.†*	1,832	64
Vonage Holdings Corp.†*	5,659	12

		2,018

Textiles - 0.1%
Culp, Inc.†*	458	4
G&K Services, Inc., Class A	992	20
Unifirst Corp.	794	31

		55

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.†*	1,579	24
Leapfrog Enterprises, Inc.†*	1,651	8
RC2 Corp.*	1,220	22

		54

Transportation - 2.0%
Air Transport Services Group, Inc.†*	2,915	13
American Commercial Lines, Inc.†*	529	15
Arkansas Best Corp.†	1,424	29
Atlas Air Worldwide Holdings, Inc.*	1,461	63
Baltic Trading Ltd.†	805	9
Bristow Group, Inc.*	2,039	67
CAI International, Inc.†*	616	8
Celadon Group, Inc.*	1,159	14
DHT Holdings, Inc.†	2,933	11
Dynamex, Inc.*	562	7
Eagle Bulk Shipping, Inc.†*	3,410	16
Echo Global Logistics, Inc.†*	632	8
Excel Maritime Carriers Ltd.†*	2,034	10
Forward Air Corp.	1,600	38
Genco Shipping & Trading Ltd.†*	1,629	24
General Maritime Corp.†	4,239	19
Genesee & Wyoming, Inc., Class A*	2,165	84
Golar LNG Ltd.†	2,055	21
Gulfmark Offshore, Inc., Class A†*	1,325	36
Heartland Express, Inc.†	2,764	40
Horizon Lines, Inc., Class A†	1,828	7
HUB Group, Inc., Class A†*	2,056	55
International Shipholding Corp.†	301	7
Knight Transportation, Inc.†	3,363	63
Knightsbridge Tankers Ltd.†	966	17
Marten Transport Ltd.	870	17
Nordic American Tanker Shipping†	2,647	70
Old Dominion Freight Line, Inc.†*	2,306	54
Overseas Shipholding Group, Inc.†	1,451	47

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Transportation - 2.0% continued
P.A.M. Transportation Services, Inc.†*	319	$4
Pacer International, Inc.†*	1,946	10
Patriot Transportation Holding, Inc.†*	88	7
PHI, Inc. N.V.†*	686	10
Quality Distribution, Inc.†*	626	3
RailAmerica, Inc.*	1,199	12
Roadrunner Transportation Systems, Inc.†*	520	6
Saia, Inc.†*	841	10
Scorpio Tankers, Inc.†*	604	7
Ship Finance International Ltd.†	2,482	43
Teekay Tankers Ltd., Class A†	1,443	17
Ultrapetrol (Bahamas) Ltd.†*	1,300	7
Universal Truckload Services, Inc.†*	410	6
USA Truck, Inc.*	432	6
Werner Enterprises, Inc.†	2,468	49

		1,066

Trucking & Leasing - 0.2%
Aircastle Ltd.	2,972	23
AMERCO*	498	40
Greenbrier Cos., Inc.*	1,119	13
TAL International Group, Inc.	993	21
Textainer Group Holdings Ltd.†	561	16

		113

Water - 0.4%
American States Water Co.†	1,030	34
Artesian Resources Corp., Class A†	184	3
California Water Service Group†	1,091	38
Connecticut Water Service, Inc.†	500	11
Consolidated Water Co. Ltd.	851	8
Middlesex Water Co.†	800	13
Pico Holdings, Inc.*	1,275	36
SJW Corp.†	676	16
Southwest Water Co.†	1,410	16
York Water Co.†	779	12

		187

Total Common Stocks (Cost $55,611)		51,090

PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
MEDIQ, Inc., Series A* (1)	135	—

Total Preferred Stocks (Cost $ — )		—

INVESTMENT COMPANIES - 52.8%
Kayne Anderson Energy Development Co.	600	9
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	728,346	728
Northern Institutional Funds - Liquid Assets Portfolio (2) (4)	26,722,701	26,723

Total Investment Companies (Cost $27,464)		27,460

OTHER - 0.0%
Escrow DLB Oil & Gas* (1)	400	—
Escrow Position PetroCorp.* (1)	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
CSF Holdings, Inc.* (1)	2,000	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS - 0.0%
American Satellite Network* (1)	350	$—
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	88	—
Lantronix, Inc., Exp. 2/9/11*	152	—

Total Warrants (Cost $ — )		—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.20%, 11/18/10(5)	$180	$180

Total Short-Term Investments (Cost $180)		180

Total Investments - 151.3% (Cost $83,255)		78,730

Liabilities less Other Assets - (51.3)%		(26,690)

NET ASSETS - 100.0%		$52,040

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated Portfolio.
(3)	The Portfolio had approximately $728,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2010, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Russell 2000 Mini	15	$902	Long	9/10	$(8)

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$86,140

Gross tax appreciation of investments	$5,084
Gross tax depreciation of investments	(12,493)

Net tax depreciation of investments	$(7,409)

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$51,090	(1)	$—		$—	$51,090
Investment Companies	27,460		—		—	27,460
Warrants	—		—	(2)	—	—
Short-Term Investments	—		180		—	180

Total Investments	$78,550		$180		$—	$78,730

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(8)		$—		$—	$(8)

(1)	Classifications as defined in the Schedule of Investments.
(2)	Amount rounds to less than one thousand.

EQUITY PORTFOLIOS     26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO(A)	AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Aerospace/Defense - 4.3%
Boeing (The) Co.	25,045	$1,531
Rockwell Collins, Inc.	14,765	796
United Technologies Corp.	16,470	1,074

		3,401

Apparel - 2.4%
NIKE, Inc., Class B	26,510	1,856

Auto Parts & Equipment - 2.0%
Johnson Controls, Inc.	60,725	1,611

Beverages - 2.4%
PepsiCo, Inc.	29,825	1,914

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc.†*	13,930	787
Celgene Corp.*	13,815	712
Life Technologies Corp.†*	23,550	1,007

		2,506

Chemicals - 2.1%
Air Products & Chemicals, Inc.	10,165	753
Ecolab, Inc.	19,860	941

		1,694

Commercial Services - 1.6%
Mastercard, Inc., Class A	6,215	1,233

Computers - 14.5%
Apple, Inc.*	16,205	3,944
Cognizant Technology Solutions Corp., Class A*	30,890	1,779
EMC Corp.*	70,745	1,290
Hewlett-Packard Co.	19,740	760
International Business Machines Corp.	13,637	1,680
NetApp, Inc.*	47,320	1,914

		11,367

Cosmetics/Personal Care - 1.1%
Avon Products, Inc.	30,225	880

Diversified Financial Services - 2.2%
American Express Co.	42,635	1,700

Electronics - 0.9%
Dolby Laboratories, Inc., Class A*	13,595	753

Food - 2.5%
Sysco Corp.	43,825	1,205
Whole Foods Market, Inc.†*	21,880	761

		1,966

Healthcare - Products - 3.0%
Covidien PLC	21,065	745
Intuitive Surgical, Inc.*	6,049	1,603

		2,348

Internet - 6.0%
Amazon.com, Inc.*	14,665	1,831
F5 Networks, Inc.†*	10,755	940
Google, Inc., Class A*	4,310	1,939

		4,710

Machinery - Diversified - 3.7%
Cummins, Inc.	19,945	1,484
Deere & Co.†	23,050	1,458

		2,942

Media - 2.0%
Walt Disney (The) Co.	47,380	1,544

Metal Fabrication/Hardware - 1.0%
Precision Castparts Corp.	6,856	776

Mining - 3.2%
BHP Billiton Ltd. ADR†	14,490	964
Freeport-McMoRan Copper & Gold, Inc.	14,485	1,043
Titanium Metals Corp.†*	26,176	474

		2,481

Miscellaneous Manufacturing - 2.7%
3M Co.	9,720	764
Danaher Corp.	36,760	1,335

		2,099

Oil & Gas - 4.6%
Apache Corp.	13,562	1,219
Exxon Mobil Corp.	13,330	789
Suncor Energy, Inc.†	26,125	790
Talisman Energy, Inc.	49,770	780

		3,578

Oil & Gas Services - 3.0%
National Oilwell Varco, Inc.	23,050	866
Schlumberger Ltd.	27,595	1,472

		2,338

Pharmaceuticals - 3.0%
Abbott Laboratories	30,325	1,496
Teva Pharmaceutical Industries Ltd. ADR	16,575	839

		2,335

(A)	Formerly known as Focused Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO(A) continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Retail - 9.2%
Costco Wholesale Corp.	17,170	$971
Lululemon Athletica, Inc.†*	16,905	558
McDonald’s Corp.	27,130	1,982
Nordstrom, Inc.†	19,635	568
Starbucks Corp.	41,465	953
Tiffany & Co.†	29,655	1,175
TJX Cos., Inc.	25,890	1,028

		7,235

Software - 10.5%
Autodesk, Inc.*	30,075	835
Cerner Corp.†*	15,525	1,131
Citrix Systems, Inc.*	37,390	2,166
Microsoft Corp.	33,450	785
Oracle Corp.	53,740	1,176
Red Hat, Inc.†*	26,450	914
Salesforce.com, Inc.*	11,020	1,211

		8,218

Telecommunications - 4.9%
Cisco Systems, Inc.*	73,825	1,480
Juniper Networks, Inc.*	42,209	1,148
QUALCOMM, Inc.	30,925	1,185

		3,813

Transportation - 2.2%
FedEx Corp.	11,140	870
Kansas City Southern†*	24,790	832

		1,702

Total Common Stocks (Cost $74,522)		77,000

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.7%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,730,263	2,730
Northern Institutional Funds - Liquid Assets Portfolio (1) (3)	10,373,186	10,373

Total Investment Companies (Cost $13,103)		13,103

Total Investments - 114.9% (Cost $87,625)		90,103

Liabilities less Other Assets - (14.9)%		(11,685)

NET ASSETS - 100.0%		78,418

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $2,730,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$88,700

Gross tax appreciation of investments	$4,071
Gross tax depreciation of investments	(2,668)

Net tax appreciation of investments	$1,403

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

(A)	Formerly known as Focused Growth Portfolio

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$77,000	(1)	$—	$—	$77,000
Investment Companies	13,103		—	—	13,103

Total Investments	$90,103		$—	$—	$90,103

(1)	Classifications as defined in the Schedule of Investments.

(A)	Formerly known as Focused Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO(A)	AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace/Defense - 2.2%
L-3 Communications Holdings, Inc.	804	$54
Raytheon Co.	2,217	97
United Technologies Corp.	1,540	100

		251

Agriculture - 2.2%
Philip Morris International, Inc.	4,831	249

Apparel - 2.8%
Coach, Inc.†	2,867	103
Polo Ralph Lauren Corp.†	2,784	211

		314

Banks - 9.4%
Bank of America Corp.	11,306	141
Citigroup, Inc.†*	48,066	179
Comerica, Inc.	3,072	106
Goldman Sachs Group (The), Inc.	450	61
JPMorgan Chase & Co.	6,527	237
Morgan Stanley	4,651	115
SunTrust Banks, Inc.	2,065	46
U.S. Bancorp	5,058	105
Wells Fargo & Co.	2,538	60

		1,050

Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	2,879	106
PepsiCo, Inc.	2,367	152

		258

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc.†*	1,522	86
Amgen, Inc.*	1,494	76
		162

Chemicals - 0.8%
Potash Corp. of Saskatchewan, Inc.	606	89

Coal - 0.8%
Arch Coal, Inc.†	3,928	88

Computers - 8.2%
Apple, Inc.*	951	231
Brocade Communications Systems, Inc.†*	11,175	56
EMC Corp.*	8,800	161
Hewlett-Packard Co.	3,588	138
International Business Machines Corp.	1,395	172
Seagate Technology PLC*	6,972	71
Teradata Corp.*	2,778	91

		920

Cosmetics/Personal Care - 1.6%
Procter & Gamble (The) Co.	3,016	180

Diversified Financial Services - 1.0%
Discover Financial Services	7,750	112

Electric - 2.8%
Entergy Corp.	1,153	91
NRG Energy, Inc.†*	7,130	145
Southern Co.	2,284	84

		320

Food - 2.5%
General Mills, Inc.	4,570	165
Unilever PLC ADR†	4,133	110

		275

Forest Products & Paper - 0.9%
UPM-Kymmene OYJ ADR	7,008	96

Healthcare - Products - 1.8%
Covidien PLC	2,042	72
Johnson & Johnson	2,206	126

		198

Healthcare - Services - 2.8%
Humana, Inc.*	3,956	189
Tenet Healthcare Corp.*	33,324	131

		320

Home Builders - 0.9%
Pulte Group, Inc.†*	12,591	101

Insurance - 5.4%
ACE Ltd.†	1,672	89
CNO Financial Group, Inc.†*	25,319	120
MGIC Investment Corp.†*	16,206	117
Unum Group	4,559	92
XL Group PLC	10,684	191

		609

Internet - 1.4%
AOL, Inc.†*	3,924	87
GSI Commerce, Inc.†*	3,072	70

		157

(A)	Formerly known as Diversified Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO(A) continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Machinery - Construction & Mining - 0.9%
Joy Global, Inc.	1,721	$98

Machinery - Diversified - 0.8%
Cummins, Inc.	1,149	86

Media - 2.2%
Time Warner, Inc.	4,791	143
Walt Disney (The) Co.	3,307	108

		251

Metal Fabrication/Hardware - 1.2%
Precision Castparts Corp.	1,162	132

Mining - 1.1%
Titanium Metals Corp.†*	6,705	121

Miscellaneous Manufacturing - 4.1%
Dover Corp.	1,313	59
General Electric Co.	18,087	262
Parker Hannifin Corp.	2,293	135

		456

Office/Business Equipment - 0.9%
Canon, Inc. ADR†	2,509	103

Oil & Gas - 11.2%
Apache Corp.	1,642	147
Chevron Corp.	3,482	258
Ensco PLC ADR†	2,524	104
Exxon Mobil Corp.	3,610	214
Noble Corp.†	3,623	113
Occidental Petroleum Corp.	3,172	232
Petroleo Brasileiro S.A. ADR†	2,729	91
Talisman Energy, Inc.†	6,072	95

		1,254

Pharmaceuticals - 6.7%
Cephalon, Inc.†*	1,988	113
Forest Laboratories, Inc.*	4,326	118
Mead Johnson Nutrition Co.	2,498	130
Merck & Co., Inc.	9,378	330
Teva Pharmaceutical Industries Ltd. ADR	1,154	58

		749

Retail - 6.5%
Darden Restaurants, Inc.	2,726	113
Gap (The), Inc.	3,264	55
McDonald’s Corp.	1,134	83
Nordstrom, Inc.†	2,723	79
Target Corp.†	2,804	143
TJX Cos., Inc.	2,325	92
Wal-Mart Stores, Inc.	3,239	162

		727

Semiconductors - 2.7%
ASML Holding N.V. (Registered)†	4,604	114
Intel Corp.	2,472	44
NXP Semiconductor N.V.†*	5,138	57
Texas Instruments, Inc.	3,747	86

		301

Software - 3.7%
Activision Blizzard, Inc.	10,296	110
Check Point Software Technologies Ltd.†*	2,683	93
Microsoft Corp.	8,847	208

		411

Telecommunications - 4.3%
AT&T, Inc.	3,877	105
Cisco Systems, Inc.*	6,790	136
Verizon Communications, Inc.	3,404	100
Virgin Media, Inc.†	6,946	145

		486

Transportation - 1.4%
Kansas City Southern†*	4,832	162

Total Common Stocks (Cost $10,314)		11,086

INVESTMENT COMPANIES -29.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	121,849	122
Northern Institutional Funds - Liquid Assets Portfolio (1) (3)	3,188,692	3,189

Total Investment Companies (Cost $3,311)		3,311

Total Investments - 128.4% (Cost $13,625)		14,397

Liabilities less Other Assets - (28.4)%		(3,188)

NET ASSETS - 100.0%		$11,209

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $122,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

(A)	Formerly known as Diversified Growth Portfolio

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$14,848

Gross tax appreciation of investments	$100
Gross tax depreciation of investments	(551)

Net tax depreciation of investments	$(451)

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$11,086	(1)	$—	$—	$11,086
Investment Companies	3,311		—	—	3,311

Total Investments	$14,397		$—	$—	$14,397

(1)	Classifications as defined in the Schedule of Investments.

(A)	Formerly known as Focused Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.*	24,789	$212
Omnicom Group, Inc.	15,597	546

		758

Aerospace/Defense - 2.1%
Boeing (The) Co.	38,551	2,357
General Dynamics Corp.	19,604	1,095
Goodrich Corp.†	6,349	435
L-3 Communications Holdings, Inc.	5,879	392
Lockheed Martin Corp.	15,841	1,101
Northrop Grumman Corp.	15,291	828
Raytheon Co.	19,364	850
Rockwell Collins, Inc.	8,008	432
United Technologies Corp.	47,404	3,091

		10,581

Agriculture - 1.9%
Altria Group, Inc.	105,784	2,361
Archer-Daniels-Midland Co.	32,663	1,005
Lorillard, Inc.	7,768	590
Philip Morris International, Inc.	94,080	4,840
Reynolds American, Inc.	8,593	469

		9,265

Airlines - 0.1%
Southwest Airlines Co.	37,842	418

Apparel - 0.5%
Coach, Inc.	15,490	555
NIKE, Inc., Class B	19,741	1,382
Polo Ralph Lauren Corp.	3,336	253
VF Corp.	4,478	316

		2,506

Auto Manufacturers - 0.6%
Ford Motor Co.†*	172,975	1,953
PACCAR, Inc.	18,544	760

		2,713

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	12,312	114
Johnson Controls, Inc.	34,166	906

		1,020

Banks - 8.2%
Bank of America Corp.	509,769	6,347
Bank of New York Mellon (The) Corp.	61,894	1,502
BB&T Corp.	35,403	783
Capital One Financial Corp.†	23,204	879
Citigroup, Inc.*	1,148,493	4,272
Comerica, Inc.	9,072	312
Fifth Third Bancorp	40,551	448
First Horizon National Corp.†*	11,876	120
First Horizon National Corp. - (Fractional Shares)*	133,028	—
Goldman Sachs Group (The), Inc.	26,146	3,580
Huntington Bancshares, Inc.	36,696	194
JPMorgan Chase & Co.	202,193	7,352
KeyCorp†	44,879	331
M&T Bank Corp.†	4,304	369
Marshall & Ilsley Corp.	27,055	177
Morgan Stanley	70,977	1,752
Northern Trust Corp.(1) (2)	12,286	567
PNC Financial Services Group, Inc.	26,800	1,366
Regions Financial Corp.	60,789	391
State Street Corp.	25,490	894
SunTrust Banks, Inc.†	25,490	573
U.S. Bancorp	97,726	2,033
Wells Fargo & Co.	264,846	6,237
Zions Bancorporation†	8,827	163

		40,642

Beverages - 2.8%
Brown-Forman Corp., Class B†	5,537	339
Coca-Cola (The) Co.	117,209	6,554
Coca-Cola Enterprises, Inc.	16,499	470
Constellation Brands, Inc., Class A†*	9,696	162
Dr Pepper Snapple Group, Inc.	12,464	459
Molson Coors Brewing Co., Class B†	8,016	349
PepsiCo, Inc.	81,935	5,259

		13,592

Biotechnology - 1.4%
Amgen, Inc.*	48,661	2,484
Biogen Idec, Inc.*	12,292	661
Celgene Corp.*	23,413	1,206
Genzyme Corp.*	13,559	951
Gilead Sciences, Inc.*	42,609	1,358
Life Technologies Corp.†*	9,287	397

		7,057

Building Materials - 0.0%
Masco Corp.†	18,180	191

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Chemicals - 2.0%
Air Products & Chemicals, Inc.	10,797	$799
Airgas, Inc.	4,232	279
CF Industries Holdings, Inc.†	3,611	334
Dow Chemical (The) Co.	58,646	1,429
E.I. du Pont de Nemours & Co.	46,021	1,876
Eastman Chemical Co.	3,671	226
Ecolab, Inc.	11,868	563
FMC Corp.	3,696	230
International Flavors & Fragrances, Inc.	4,043	185
Monsanto Co.	27,718	1,459
PPG Industries, Inc.	8,443	556
Praxair, Inc.	15,546	1,337
Sherwin-Williams (The) Co.†	4,676	329
Sigma-Aldrich Corp.†	6,183	329

		9,931

Coal - 0.2%
Consol Energy, Inc.	11,465	369
Massey Energy Co.	5,220	150
Peabody Energy Corp.	13,645	584

		1,103

Commercial Services - 1.3%
Apollo Group, Inc., Class A*	6,400	272
Automatic Data Processing, Inc.	25,586	988
DeVry, Inc.	3,153	120
Equifax, Inc.	6,428	190
H&R Block, Inc.†	16,836	216
Iron Mountain, Inc.	9,177	186
Mastercard, Inc., Class A	4,917	975
Monster Worldwide, Inc.†*	6,407	71
Moody’s Corp.†	9,980	211
Paychex, Inc.	16,364	407
Quanta Services, Inc.*	10,715	192
R.R. Donnelley & Sons Co.	10,460	158
Robert Half International, Inc.†	7,612	164
SAIC, Inc.†*	14,862	221
Total System Services, Inc.†	10,054	143
Visa, Inc., Class A†	22,989	1,586
Western Union (The) Co.	34,163	536

		6,636

Computers - 6.0%
Apple, Inc.*	46,219	11,248
Cognizant Technology Solutions Corp., Class A*	15,207	876
Computer Sciences Corp.	7,835	312
Dell, Inc.*	87,544	1,030
EMC Corp.*	104,383	1,904
Hewlett-Packard Co.	118,574	4,563
International Business Machines Corp.	65,140	8,027
Lexmark International, Inc., Class A*	3,969	139
NetApp, Inc.*	17,500	708
SanDisk Corp.*	11,656	387
Teradata Corp.*	8,487	278
Western Digital Corp.*	11,629	281

		29,753

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	21,781	634
Colgate-Palmolive Co.	24,932	1,841
Estee Lauder (The) Cos., Inc., Class A†	6,080	341
Procter & Gamble (The) Co.	146,299	8,729

		11,545

Distribution/Wholesale - 0.2%
Fastenal Co.†	6,670	302
Genuine Parts Co.†	8,092	339
W.W. Grainger, Inc.	3,153	334

		975

Diversified Financial Services - 1.7%
American Express Co.	61,073	2,435
Ameriprise Financial, Inc.	12,982	566
Charles Schwab (The) Corp.	49,728	635
CME Group, Inc.	3,338	828
Discover Financial Services	27,602	401
E*Trade Financial Corp.*	10,006	124
Federated Investors, Inc., Class B†	4,537	95
Franklin Resources, Inc.	7,514	725
IntercontinentalExchange, Inc.*	3,755	359
Invesco Ltd.	23,724	429
Janus Capital Group, Inc.†	9,309	85
Legg Mason, Inc.	8,341	211
Nasdaq OMX Group (The), Inc.*	7,392	132
NYSE Euronext	13,246	367
SLM Corp.*	24,655	272
T. Rowe Price Group, Inc.†	13,200	578

		8,242

Electric - 3.5%
AES (The) Corp.*	33,943	348
Allegheny Energy, Inc.	8,591	194

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Electric - 3.5% continued
Ameren Corp.	12,085	$339
American Electric Power Co., Inc.	24,324	861
CMS Energy Corp.†	11,555	202
Consolidated Edison, Inc.	14,323	681
Constellation Energy Group, Inc.†	10,220	300
Dominion Resources, Inc.	30,300	1,296
DTE Energy Co.	8,547	400
Duke Energy Corp.	66,698	1,147
Edison International	16,535	558
Entergy Corp.	9,626	759
Exelon Corp.	33,593	1,368
FirstEnergy Corp.†	15,494	566
Integrys Energy Group, Inc.†	3,908	189
NextEra Energy, Inc.	21,069	1,132
Northeast Utilities	8,918	258
NRG Energy, Inc.†*	12,937	263
Pepco Holdings, Inc.	11,290	203
PG&E Corp.	18,915	884
Pinnacle West Capital Corp.	5,503	219
PPL Corp.	23,850	648
Progress Energy, Inc.	14,572	625
Public Service Enterprise Group, Inc.	25,728	822
SCANA Corp.†	5,783	226
Southern Co.	41,897	1,537
TECO Energy, Inc.	10,822	183
Wisconsin Energy Corp.†	5,948	332
Xcel Energy, Inc.†	23,365	521

		17,061

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	38,260	1,785
Molex, Inc.†	6,894	122

		1,907

Electronics - 0.5%
Agilent Technologies, Inc.*	17,666	476
Amphenol Corp., Class A	8,820	359
FLIR Systems, Inc.*	7,792	196
Jabil Circuit, Inc.	9,787	100
PerkinElmer, Inc.	6,000	126
Thermo Fisher Scientific, Inc.*	20,842	878
Waters Corp.*	4,718	286

		2,421

Energy - Alternate Sources - 0.1%
First Solar, Inc.†*	2,470	316

Engineering & Construction - 0.1%
Fluor Corp.	9,092	406
Jacobs Engineering Group, Inc.*	6,358	221

		627

Entertainment - 0.0%
International Game Technology	15,120	221

Environmental Control - 0.3%
Republic Services, Inc.	16,489	485
Stericycle, Inc.†*	4,304	282
Waste Management, Inc.	24,540	812

		1,579

Food - 2.1%
Campbell Soup Co.	9,538	355
ConAgra Foods, Inc.	22,631	489
Dean Foods Co.*	9,260	95
General Mills, Inc.	33,708	1,219
H.J. Heinz Co.	16,073	743
Hershey (The) Co.†	8,427	392
Hormel Foods Corp.†	3,561	154
J.M. Smucker (The) Co.	6,052	354
Kellogg Co.†	12,969	644
Kraft Foods, Inc., Class A	88,557	2,652
Kroger (The) Co.	32,850	648
McCormick & Co., Inc. (Non Voting)†	6,765	270
Safeway, Inc.	19,732	371
Sara Lee Corp.	33,570	485
SUPERVALU, Inc.	10,734	104
Sysco Corp.	30,072	827
Tyson Foods, Inc., Class A†	15,472	253
Whole Foods Market, Inc.†*	8,711	303

		10,358

Forest Products & Paper - 0.3%
International Paper Co.	22,152	453
MeadWestvaco Corp.	8,678	189
Plum Creek Timber Co., Inc.†	8,310	287
Weyerhaeuser Co.†	23,896	375

		1,304

Gas - 0.3%
CenterPoint Energy, Inc.	21,135	313
Nicor, Inc.†	2,343	99
NiSource, Inc.	14,104	245

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Gas - 0.3% continued
Sempra Energy	12,595	$641

		1,298

Hand/Machine Tools - 0.1%
Snap-On, Inc.	2,939	121
Stanley Black & Decker, Inc.	8,146	437

		558

Healthcare - Products - 3.3%
Baxter International, Inc.	30,304	1,290
Becton, Dickinson and Co.†	11,858	809
Boston Scientific Corp.*	76,971	399
C.R. Bard, Inc.	4,838	372
CareFusion Corp.*	9,008	194
DENTSPLY International, Inc.†	7,443	207
Hospira, Inc.*	8,420	432
Intuitive Surgical, Inc.*	1,989	527
Johnson & Johnson	140,118	7,990
Medtronic, Inc.	55,968	1,762
Patterson Cos., Inc.	4,757	120
St. Jude Medical, Inc.*	16,604	574
Stryker Corp.	14,308	618
Varian Medical Systems, Inc.*	6,273	334
Zimmer Holdings, Inc.*	10,299	486

		16,114

Healthcare - Services - 1.1%
Aetna, Inc.	21,590	577
CIGNA Corp.	14,058	453
Coventry Health Care, Inc.†*	7,508	145
DaVita, Inc.*	5,278	341
Humana, Inc.*	8,641	413
Laboratory Corp. of America Holdings*	5,293	384
Quest Diagnostics, Inc.	7,698	335
Tenet Healthcare Corp.*	22,075	87
UnitedHealth Group, Inc.	57,740	1,831
WellPoint, Inc.*	20,311	1,009

		5,575

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*	9,634	206

Home Builders - 0.1%
D.R. Horton, Inc.†	13,998	144
Lennar Corp., Class A†	8,233	108
Pulte Group, Inc.†*	16,052	129

		381

Home Furnishings - 0.1%
Harman International Industries, Inc.*	3,556	111
Whirlpool Corp.†	3,811	282

		393

Household Products/Wares - 0.5%
Avery Dennison Corp.†	5,597	182
Clorox Co.	7,142	463
Fortune Brands, Inc.†	7,728	346
Kimberly-Clark Corp.	21,040	1,355

		2,346

Housewares - 0.0%
Newell Rubbermaid, Inc.†	14,102	212

Insurance - 4.0%
ACE Ltd.†	17,078	913
Aflac, Inc.	23,867	1,128
Allstate (The) Corp.	27,333	754
American International Group, Inc.†*	6,849	232
AON Corp.	13,682	496
Assurant, Inc.	5,680	208
Berkshire Hathaway, Inc., Class B*	84,092	6,625
Chubb Corp.	16,627	916
Cincinnati Financial Corp.†	8,280	221
Genworth Financial, Inc., Class A*	24,803	269
Hartford Financial Services Group, Inc.	22,535	454
Lincoln National Corp.	15,362	359
Loews Corp.	17,862	628
Marsh & McLennan Cos., Inc.	27,471	652
MetLife, Inc.	45,480	1,710
Principal Financial Group, Inc.	16,238	374
Progressive (The) Corp.	34,117	675
Prudential Financial, Inc.	23,667	1,197
Torchmark Corp.†	4,208	208
Travelers (The) Cos., Inc.	23,896	1,170
Unum Group	16,879	338
XL Group PLC	17,356	311

		19,838

Internet - 2.5%
Akamai Technologies, Inc.*	8,740	403
Amazon.com, Inc.*	17,434	2,176
eBay, Inc.*	57,771	1,343
Expedia, Inc.†	10,539	241
Google, Inc., Class A*	12,297	5,534
McAfee, Inc.*	7,919	372
priceline.com, Inc.*	2,411	703

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Internet - 2.5% continued
Symantec Corp.*	40,588	$553
VeriSign, Inc.†*	9,287	270
Yahoo!, Inc.*	59,850	783

		12,378

Iron/Steel - 0.3%
AK Steel Holding Corp.†	6,000	76
Allegheny Technologies, Inc.†	4,990	203
Cliffs Natural Resources, Inc.	6,872	421
Nucor Corp.	15,974	588
United States Steel Corp.†	7,267	309

		1,597

Leisure Time - 0.2%
Carnival Corp.	21,987	686
Harley-Davidson, Inc.†	11,935	290

		976

Lodging - 0.3%
Marriott International, Inc., Class A†	13,031	417
Marriott International, Inc., Class A - (Fractional Shares)†	3,681	—
Starwood Hotels & Resorts Worldwide, Inc.†	9,620	450
Wyndham Worldwide Corp.	9,131	212
Wynn Resorts Ltd.†	3,503	282

		1,361

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	31,880	2,077

Machinery - Diversified - 0.6%
Cummins, Inc.	10,185	758
Deere & Co.	21,589	1,366
Flowserve Corp.	2,850	255
Rockwell Automation, Inc.	7,242	370
Roper Industries, Inc.	4,774	277

		3,026

Media - 2.9%
CBS Corp., Class B (Non Voting)	34,479	476
Comcast Corp., Class A	143,294	2,453
DIRECTV, Class A*	46,157	1,750
Discovery Communications, Inc., Class A†*	14,443	545
Gannett Co., Inc.†	12,056	146
McGraw-Hill (The) Cos., Inc.	16,028	443
Meredith Corp.†	2,045	60
New York Times (The) Co., Class A†*	5,093	37
News Corp., Class A	114,454	1,439
Scripps Networks Interactive, Inc., Class A	4,577	184
Time Warner Cable, Inc.	17,950	926
Time Warner, Inc.	57,861	1,735
Viacom, Inc., Class B	30,872	970
Walt Disney (The) Co.	99,498	3,243
Washington Post (The) Co., Class B†	309	111

		14,518

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	7,221	817

Mining - 0.8%
Alcoa, Inc.	51,787	529
Freeport-McMoRan Copper & Gold, Inc.	23,962	1,725
Newmont Mining Corp.	24,962	1,531
Titanium Metals Corp.*	4,263	77
Vulcan Materials Co.†	6,481	238

		4,100

Miscellaneous Manufacturing - 3.6%
3M Co.	36,223	2,845
Danaher Corp.	26,718	971
Dover Corp.	9,490	425
Eastman Kodak Co.†*	15,096	53
Eaton Corp.	8,509	591
General Electric Co.	542,285	7,852
Honeywell International, Inc.	38,920	1,521
Illinois Tool Works, Inc.	19,669	812
ITT Corp.	9,336	397
Leggett & Platt, Inc.	7,524	144
Pall Corp.	5,951	203
Parker Hannifin Corp.	8,180	484
Textron, Inc.†	13,856	236
Tyco International Ltd.†	25,929	967

		17,501

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.†	10,504	202
Xerox Corp.	70,003	591

		793

Oil & Gas - 8.6%
Anadarko Petroleum Corp.	25,127	1,156
Apache Corp.	18,305	1,645
Cabot Oil & Gas Corp.	5,279	147
Chesapeake Energy Corp.	33,041	683

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Oil & Gas - 8.6% continued
Chevron Corp.	102,039	$7,567
ConocoPhillips	75,591	3,963
Denbury Resources, Inc.*	20,287	299
Devon Energy Corp.	22,693	1,368
Diamond Offshore Drilling, Inc.†	3,535	206
EOG Resources, Inc.†	12,860	1,117
EQT Corp.	7,329	239
Exxon Mobil Corp.	259,696	15,364
Helmerich & Payne, Inc.†	5,370	199
Hess Corp.	14,847	746
Marathon Oil Corp.	36,025	1,098
Murphy Oil Corp.	9,736	522
Nabors Industries Ltd.*	14,468	227
Noble Energy, Inc.	8,875	619
Occidental Petroleum Corp.	41,270	3,016
Pioneer Natural Resources Co.	5,885	340
QEP Resources, Inc.	8,891	258
Range Resources Corp.	8,097	274
Rowan Cos., Inc.*	5,803	149
Southwestern Energy Co.*	17,585	575
Sunoco, Inc.	6,099	205
Tesoro Corp.	7,260	82
Valero Energy Corp.	28,663	452

		42,516

Oil & Gas Services - 1.5%
Baker Hughes, Inc.	21,796	819
Cameron International Corp.*	12,402	456
FMC Technologies, Inc.*	6,179	382
Halliburton Co.	45,980	1,297
National Oilwell Varco, Inc.	21,286	800
Schlumberger Ltd.	69,387	3,701

		7,455

Packaging & Containers - 0.2%
Ball Corp.	4,675	262
Bemis Co., Inc.†	5,546	160
Owens-Illinois, Inc.*	8,352	209
Pactiv Corp.*	6,735	216
Sealed Air Corp.	8,080	166

		1,013

Pharmaceuticals - 5.4%
Abbott Laboratories	78,419	3,869
Allergan, Inc.	15,615	959
AmerisourceBergen Corp.	14,331	391
Bristol-Myers Squibb Co.	87,331	2,278
Cardinal Health, Inc.	18,368	550
Cephalon, Inc.†*	3,798	215
Eli Lilly & Co.	51,558	1,730
Express Scripts, Inc.*	27,847	1,186
Forest Laboratories, Inc.*	15,361	419
King Pharmaceuticals, Inc.*	12,847	112
McKesson Corp.	13,786	800
Mead Johnson Nutrition Co.	10,378	542
Medco Health Solutions, Inc.*	22,049	959
Merck & Co., Inc.	158,391	5,569
Mylan, Inc.†*	15,654	269
Pfizer, Inc.	409,715	6,527
Watson Pharmaceuticals, Inc.†*	5,421	233

		26,608

Pipelines - 0.4%
El Paso Corp.	35,728	407
Oneok, Inc.	5,399	232
Spectra Energy Corp.	32,904	669
Williams (The) Cos., Inc.	29,668	538

		1,846

Real Estate - 0.1%
CB Richard Ellis Group, Inc., Class A*	13,700	225

Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co., Class A†	5,876	120
AvalonBay Communities, Inc.	4,211	443
Boston Properties, Inc.	7,064	575
Equity Residential	14,355	658
HCP, Inc.†	14,936	526
Health Care REIT, Inc.†	6,328	291
Host Hotels & Resorts, Inc.	33,391	438
Kimco Realty Corp.	20,585	307
ProLogis†	24,161	262
Public Storage	6,917	678
Simon Property Group, Inc.	14,866	1,345
Ventas, Inc.	7,980	403
Vornado Realty Trust	8,035	651

		6,697

Retail - 5.9%
Abercrombie & Fitch Co., Class A†	4,475	155
AutoNation, Inc.†*	4,487	101
AutoZone, Inc.†*	1,482	311

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Retail - 5.9% continued
Bed Bath & Beyond, Inc.*	13,377	$481
Best Buy Co., Inc.	17,572	552
Big Lots, Inc.†*	4,076	127
CarMax, Inc.†*	11,335	226
Costco Wholesale Corp.	22,421	1,268
CVS Caremark Corp.	69,127	1,866
Darden Restaurants, Inc.	7,135	294
Family Dollar Stores, Inc.†	6,847	293
GameStop Corp., Class A†*	7,762	139
Gap (The), Inc.	22,789	385
Home Depot (The), Inc.	85,343	2,373
J.C. Penney Co., Inc.†	11,982	240
Kohl’s Corp.*	15,639	735
Limited Brands, Inc.	13,688	323
Lowe’s Cos., Inc.	72,587	1,474
Macy’s, Inc.	21,406	416
McDonald’s Corp.	54,654	3,993
Nordstrom, Inc.	8,446	244
Office Depot, Inc.*	14,760	50
O’Reilly Automotive, Inc.†*	7,017	332
RadioShack Corp.†	6,351	117
Ross Stores, Inc.	6,226	309
Sears Holdings Corp.†*	2,449	152
Staples, Inc.	37,097	659
Starbucks Corp.	37,859	870
Target Corp.	37,405	1,914
Tiffany & Co.†	6,453	256
TJX Cos., Inc.	20,729	823
Urban Outfitters, Inc.*	6,620	201
Walgreen Co.	49,716	1,336
Wal-Mart Stores, Inc.	105,550	5,292
Yuml Brands, Inc.	23,756	991

		29,298

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	24,852	286
People’s United Financial, Inc.	19,498	248

		534

Semiconductors - 2.3%
Advanced Micro Devices, Inc.†*	28,617	161
Altera Corp.	15,316	378
Analog Devices, Inc.	15,152	422
Applied Materials, Inc.	68,249	709
Broadcom Corp., Class A	21,922	657
Intel Corp.	282,650	5,009
KLA-Tencor Corp.	8,613	241
Linear Technology Corp.†	11,376	326
LSI Corp.*	33,134	133
MEMC Electronic Materials, Inc.†*	11,541	119
Microchip Technology, Inc.†	9,446	262
Micron Technology, Inc.†*	43,254	280
National Semiconductor Corp.†	12,071	152
Novellus Systems, Inc.*	4,844	113
NVIDIA Corp.*	29,033	271
QLogic Corp.†*	6,011	89
Teradyne, Inc.†*	9,482	85
Texas Instruments, Inc.	62,102	1,430
Xilinx, Inc.†	13,914	336

		11,173

Software -3.8%
Adobe Systems, Inc.*	26,739	742
Autodesk, Inc.*	11,651	323
BMC Software, Inc.*	9,229	333
CA, Inc.	19,843	357
Cerner Corp.†*	3,465	252
Citrix Systems, Inc.*	9,428	546
Compuware Corp.*	12,084	87
Dun & Bradstreet Corp.†	2,563	169
Electronic Arts, Inc.*	16,661	254
Fidelity National Information Services, Inc.	12,992	336
Fiserv, Inc.*	7,758	388
Intuit, Inc.*	15,960	683
Microsoft Corp.	387,333	9,095
Novell, Inc.*	17,661	99
Oracle Corp.	198,869	4,351
Red Hat, Inc.*	9,569	331
Salesforce.com, Inc.†*	5,739	631

		18,977

Telecommunications - 5.7%
American Tower Corp., Class A*	20,486	960
AT&T, Inc.	300,183	8,114
CenturyLink, Inc.†	15,289	553
Cisco Systems, Inc.*	290,094	5,817
Corning, Inc.	79,268	1,243
Frontier Communications Corp.†	50,260	389
Harris Corp.	6,594	278
JDS Uniphase Corp.*	11,368	105

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Telecommunications - 5.7% continued
Juniper Networks, Inc.*	26,700	$726
MetroPCS Communications, Inc.†*	13,235	118
Motorola, Inc.*	117,968	888
QUALCOMM, Inc.	83,330	3,192
Qwest Communications International, Inc.†	75,628	427
Sprint Nextel Corp.*	151,277	617
Tellabs, Inc.	19,466	138
Verizon Communications, Inc.	143,623	4,238
Windstream Corp.	24,531	283

		28,086

Textiles - 0.0%
Cintas Corp.	6,680	170

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	6,622	267
Mattel, Inc.	18,489	388

		655

Transportation - 1.9%
C.H. Robinson Worldwide, Inc.†	8,450	549
CSX Corp.	19,779	987
Expeditors International of Washington, Inc.	10,842	429
FedEx Corp.	15,910	1,242
Norfolk Southern Corp.	18,799	1,009
Ryder System, Inc.	2,687	103
Union Pacific Corp.	25,711	1,875
United Parcel Service, Inc., Class B	50,326	3,211

		9,405

Total Common Stocks (Cost $546,158)		483,445

INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	7,008,770	7,009
Northern Institutional Funds - Liquid Assets Portfolio (3) (5)	32,943,860	32,944

Total Investment Companies (Cost $39,953)		39,953

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.20%, 11/18/10(6)	$1,469	$1,469

Total Short-Term Investments (Cost $1,469)		1,469

Total Investments - 106.3% (Cost $587,580)		524,867

Liabilities less Other Assets - (6.3)%		(31,320)

NET ASSETS - 100.0%		$493,547

(1)	At November 30, 2009, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $517,000. The net change in unrealised appreciation during the nine months ended August 31, 2010, was approximately $50,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	The Portfolio had approximately $7,009,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$606,312

Gross tax appreciation of investments	$21,422
Gross tax depreciation of investments	(102,867)

Net tax depreciation of investments	$(81,445)

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

At August 31, 2010, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500 E-Mini	193	$10,116	Long	9/10	$(16)

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$483,445	(1)	$—	$—	$483,445
Investment Companies	39,953		—	—	39,953
Short-Term Investments	—		1,469	—	1,469

Total Investments	$523,398		$1,469	$—	$524,867

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(16)		$—	$—	$(16)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.0%
iPath Dow Jones-AIG Commodity Index Total Return ETN	8,308	$327
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF	4,590	496
SPDR Gold Trust ETF	6,830	834
Northern Funds - Bond Index Fund (1) (2)	197,835	2,147
Northern Funds - Emerging Markets Equity Fund (1) (2)	120,525	1,321
Northern Funds - Global Real Estate Index Fund (1) (2)	67,580	495
Northern Funds - High Yield Fixed Income Fund (1) (2)	281,844	1,981
Northern Funds - Mid Cap Index Fund (1) (2)	34,545	330
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	988,312	988
Northern Institutional Funds - Equity Index Portfolio (1) (2)	300,787	3,137
Northern Institutional Funds - International Equity Index Portfolio (1) (2)	265,248	1,982
Northern Institutional Funds - Short Bond Portfolio (1) (2)	112,557	2,147
Northern Institutional Funds - Small Company Index Portfolio (1) (2)	24,519	330

Total Investment Companies (Cost $16,139)		16,515

Total Investments - 100.0% (Cost $16,139)		16,515

Other Assets less Liabilities - 0.0%		3

NET ASSETS - 100.0%		$16,518

(1)	Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	Investment in affiliated Portfolio.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF - Northern Funds

NIF - Northern Institutional Funds

Percentages shown are based on Net Assets.

At August 31, 2010, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity - Large	19.0%	NIF Equity Index
U.S. Equity - Mid	2.0	NF Mid Cap Index
U.S. Equity - Small	2.0	NIF Small Company Index
Non U.S. Equity - Developed	12.0	NIF International Equity Index
Non U.S. Equity - Emerging Markets	8.0	NF Emerging Markets Equity
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	12.0	NF High Yield Fixed Income
U.S. Bonds - Inflation Protected	3.0	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF
U.S. Bonds - Intermediate	13.0	NF Bond Index
U.S. Bonds - Short	13.0	NIF Short Bond
Commodities	2.0	iPath Dow Jones-AIG Commodity Index Total Return ETN
	5.1	SPDR Gold Trust ETF
Cash	5.9	NIF Diversified Assets

Total	100.0%

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$17,322

Gross tax appreciation of investments	$—
Gross tax depreciation of investments	(807)

Net tax depreciation of investments	$(807)

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various Inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Global Tactical Asset Allocation Portfolio	$16,515	$—	$—	$16,515

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 GLOBAL TACTICAL ASSET ALLOCATION  PORTFOLIO

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 3.4%
Commercial Mortgage Services - 3.4%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$2,195	$2,300
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,750	1,852
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,355	1,475
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,021	1,030
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	1,300	1,334

		7,991

Total Asset-Backed Securities (Cost $7,755)		7,991

CORPORATE BONDS - 24.4%
Aerospace/Defense - 0.7%
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	1,555	1,568

Agriculture - 1.2%
Altria Group, Inc.,
10.20%, 2/6/39	535	773
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	395	478
Lorillard Tobacco Co.,
8.13%, 6/23/19	1,235	1,423

		2,674

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	930	988

Auto Parts & Equipment - 0.3%
Johnson Controls, Inc.,
5.00%, 3/30/20	600	661

Banks - 1.3%
Citigroup, Inc.,
5.38%, 8/9/20	795	802
Goldman Sachs Group (The), Inc.,
3.70%, 8/1/15	1,205	1,220
5.63%, 1/15/17†	840	881

		2,903

Beverages - 0.2%
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	480	489

Biotechnology - 0.4%
Genzyme Corp.,
3.63%, 6/15/15(1) (2)	795	845
5.00%, 6/15/20(1) (2)	145	161

		1,006

Chemicals - 0.4%
Mosaic (The) Co.,
7.63%, 12/1/16(1)	945	1,028

Diversified Financial Services - 3.5%
Capital One Capital V,
10.25%, 8/15/39	625	675
Countrywide Financial Corp.,
6.25%, 5/15/16	740	793
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2) †	715	765
7.00%, 10/15/37(1) (2)	725	852
FMR LLC,
6.45%, 11/15/39(1) (2)	1,070	1,137
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.75%, 1/15/16†	1,385	1,375
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	1,095	1,161
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	375	376
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	890	985

		8,119

Electronics - 1.1%
Agilent Technologies, Inc.,
6.50%, 11/1/17	1,380	1,601
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	670	682
3.25%, 11/20/14	260	274

		2,557

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.4% continued
Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16†	$1,015	$1,018

Insurance - 3.3%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	565	592
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	310	338
5.13%, 6/10/14(1) (2) †	2,185	2,420
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	1,385	1,501
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	1,055	1,173
Protective Life Corp.,
8.45%, 10/15/39	1,395	1,545

		7,569

Iron/Steel - 0.4%
Steel Dynamics, Inc.,
7.75%, 4/15/16	1,005	1,035

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	1,200	1,222

Lodging - 0.6%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	1,190	1,319

Media - 0.9%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	1,175	1,296
Time Warner, Inc.,
6.10%, 7/15/40	650	707

		2,003

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.,
7.35%, 8/15/18	1,300	1,409

Office/Business Equipment - 0.4%
Xerox Corp.,
4.25%, 2/15/15	950	1,012

Oil & Gas - 2.2%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,065	911
Apache Corp.,
5.10%, 9/1/40	565	582
Chesapeake Energy Corp.,
6.63%, 8/15/20†	470	472
Newfield Exploration Co.,
7.13%, 5/15/18	475	497
6.88%, 2/1/20	355	370
Pioneer Natural Resources Co.,
6.88%, 5/1/18	845	883
Pride International, Inc.,
8.50%, 6/15/19	700	793
XTO Energy, Inc.,
4.63%, 6/15/13	580	638

		5,146

Packaging & Containers - 1.1%
Ball Corp.,
7.13%, 9/1/16	485	520
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(1)	680	685
Temple-Inland, Inc.,
6.88%, 1/15/18	1,220	1,338

		2,543

Pharmaceuticals - 0.3%
Express Scripts, Inc.,
5.25%, 6/15/12	700	747

Pipelines - 1.0%
Enterprise Products Operating LLC,
5.00%, 3/1/15	590	644
6.45%, 9/1/40†	920	1,027
Plains All American Pipeline LP/PAA Finance Corp.,
5.63%, 12/15/13	555	607

		2,278

Software - 0.7%
Oracle Corp.,
5.38%, 7/15/40(1) (2) †	1,465	1,588

Telecommunications - 2.5%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	985	1,074
Cellco Partnership/Verizon
Wireless Capital LLC,
8.50%, 11/15/18	450	607

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.4% continued
Telecommunications - 2.5% continued
Frontier Communications Corp.,
8.25%, 4/15/17	$1,675	$1,771
Qwest Corp.,
7.63%, 6/15/15†	1,225	1,375
Windstream Corp.,
8.13%, 8/1/13	880	938

		5,765

Total Corporate Bonds (Cost $53,924)		56,647

FOREIGN ISSUER BONDS - 7.2%
Banks - 2.0%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1) (2) †	1,965	1,996
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	845	868
Toronto-Dominion Bank (The),
2.20%, 7/29/15(1) (2)	975	993
Westpac Banking Corp.,
4.20%, 2/27/15	800	856

		4,713

Beverages - 0.4%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	810	891

Diversified Financial Services - 0.7%
Macquarie Group Ltd.,
6.00%, 1/14/20(1) (2)	1,490	1,565

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	765	823

Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	845	952
XL Group PLC,
6.50%, 4/15/17	1,735	1,308

		2,260

Miscellaneous Manufacturing - 1.0%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	1,555	1,683
Tyco International Finance S.A.,
4.13%, 10/15/14†	495	536

		2,219

Oil & Gas - 0.9%
Nexen, Inc.,
6.40%, 5/15/37	545	598
Petroleos Mexicanos,
5.50%, 1/21/21(1) (2)	1,020	1,065
Shell International Finance BV,
3.10%, 6/28/15†	485	508

		2,171

Oil & Gas Services - 0.4%
Weatherford International Ltd.,
9.63%, 3/1/19	645	846

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	1,055	1,099

Total Foreign Issuer Bonds (Cost $16,205)		16,587

U.S. GOVERNMENT AGENCIES - 37.4%(3)
Fannie Mae - 27.6%
Pool #255452,
5.50%, 10/1/19	1,136	1,228
Pool #257314,
5.00%, 8/1/23	620	659
Pool #545437,
7.00%, 2/1/32	8	9
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #735893,
5.00%, 10/1/35	2,017	2,154
Pool #829125,
5.50%, 10/1/35	2,279	2,452
Pool #831810,
6.00%, 9/1/36	2,687	2,903
Pool #871232,
6.00%, 4/1/36	1,315	1,420
Pool #888538,
5.50%, 1/1/37	995	1,071
Pool #890001,
5.00%, 2/1/38	4,167	4,449

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.4% (3) continued
Fannie Mae - 27.6% continued
Pool #890009,
5.50%, 9/1/36	$2,787	$3,012
Pool #893082,
5.82%, 9/1/36	998	1,050
Pool #934476,
4.50%, 3/1/23	1,761	1,867
Pool #946544,
6.00%, 9/1/37	1,275	1,375
Pool #946869,
6.00%, 9/1/37	516	556
Pool #955782,
6.50%, 10/1/37	1,289	1,404
Pool #988916,
5.00%, 8/1/23	999	1,063
Pool #991529,
6.00%, 11/1/38	2,631	2,835
Pool #995672,
4.50%, 4/1/39	1,727	1,816
Pool #995976,
6.00%, 4/1/38	924	996
Pool #AC6767,
4.50%, 1/1/40	284	298
Pool #AC9581,
5.50%, 1/1/40	4,211	4,534
Pool #AD6929,
5.00%, 6/1/40	1,690	1,804
Pool TBA,
4.50%, 9/1/40(5)	18,792	19,732
5.00%, 9/15/40(5)	2,356	2,502
6.00%, 9/15/40(5)	2,575	2,772

		63,961

Freddie Mac - 2.4%
Pool #1B3575,
6.06%, 9/1/37	951	1,022
Pool #1G2296,
6.17%, 11/1/37	1,717	1,850
Pool #1J0365,
5.75%, 4/1/37	609	648
Pool #1J2840,
5.94%, 9/1/37	947	1,010
Pool #848076,
5.52%, 6/1/38	1,039	1,112

		5,642

Freddie Mac Gold - 6.1%
Pool #A61560,
5.50%, 10/1/36	2,505	2,690
Pool #A62213,
6.00%, 6/1/37	1,856	2,024
Pool #A65182,
6.50%, 9/1/37	694	756
Pool #C00910,
7.50%, 1/1/30	403	459
Pool #C02790,
6.50%, 4/1/37	1,206	1,313
Pool #C02838,
5.50%, 5/1/37	1,743	1,862
Pool #G01954,
5.00%, 11/1/35	1,970	2,101
Pool #G02869,
5.00%, 11/1/35	2,666	2,843

		14,048

Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 11/16/27	1,000	1,021

Government National Mortgage Association I - 0.4%
Pool #486873,
6.50%, 1/15/29(4)	—	—
Pool #627123,
5.50%, 3/15/34	878	960

		960

Government National Mortgage Association II - 0.5%
Pool #82581,
4.00%, 7/20/40	1,047	1,106

Total U.S. Government Agencies (Cost $83,215)		86,738

U.S. GOVERNMENT OBLIGATIONS - 18.5%
U.S. Treasury Bonds - 3.8%
4.38%, 5/15/40†	7,539	8,698

U.S. Treasury Notes - 14.7%
0.75%, 8/15/13†	5,317	5,324
1.25%, 8/31/15	5,592	5,568
1.88%, 8/31/17†	12,969	12,924

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 18.5% continued
U.S. Treasury Notes - 14.7% continued
2.63%, 8/15/20†	$10,233	$10,364

		34,180

Total U.S. Government Obligations (Cost $42,069)		42,878

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 41.4%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	53,336,511	$53,337
Northern Institutional Funds - Liquid Assets Portfolio(7) (8)	42,760,302	42,760

Total Investment Companies (Cost $96,097)		96,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.30%, 1/13/11	$450	$449

Total Short-Term Investments (Cost $449)		449

Total Investments - 132.5% (Cost $299,714)		307,387

Liabilities less Other Assets - (32.5)%		(75,463)

NET ASSETS - 100.0%		$231,924

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2010, the value of these restricted illiquid securities amounted to approximately $24,076,000 or 10.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13	1/29/10	$1,964

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	1,053

ERAC USA Finance LLC,
5.25%, 10/1/20	6/24/10	711

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	719

FMR LLC,
6.45%, 11/15/39	1/6/10	1,016

Genzyme Corp.,
3.63%, 6/15/15	7/26/10	826

Genzyme Corp.,
5.00%, 6/15/20	6/14/10	144

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	1,188

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	515

Lloyds TSB Bank PLC
4.38%, 1/12/15	1/5/10	845

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	1,489

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09-11/17/09	1,561

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	331

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09-1/12/10	2,290

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	1,472

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	926

Oracle Corp.,
5.38%, 7/15/40	7/12/10	1,448

Petroleos Mexicanos,
5.50%, 1/21/21	7/13/10	1,010

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	375

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	1,053

SABMiller PLC,
5.50%, 8/15/13	3/6/09	774

Toronto-Dominion Bank (The),
2.20%, 7/29/15	7/22/10	974

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     5     FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

(6)	The Portfolio had approximately $53,337,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$299,728

Gross tax appreciation of investments	$8,318
Gross tax depreciation of investments	(659)

Net tax appreciation of investments	$7,659

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$7,991		$—	$7,991
Corporate Bonds	—	56,647	(1)	—	56,647
Foreign Issuer Bonds	—	16,587	(1)	—	16,587
U.S. Government Agencies	—	86,738	(1)	—	86,738
U.S. Government Obligations	—	42,878	(1)	—	42,878
Investment Companies	96,097	—		—	96,097
Short-Term Investments	—	449		—	449

Total Investments	$96,097	$211,290		$—	$307,387

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 8/31/10 (000S)
Corporate Bonds
Aerospace/Defense	$3,247	$104	$(121)	$(1,662)	$(1,568)	$—
Beverages	1,586	61	(35)	(1,612)	—	—
Diversified Financial Services	1,448	(218)	373	(376)	(1,227)	—
Electric	802	21	(25)	(798)	—	—
Insurance	5,874	151	18	(356)	(5,687)	—
Lodging	1,230	—	89	—	(1,319)	—
Foreign Issuer Bonds
Beverages	878	—	13	—	(891)	—
Insurance	927	(235)	330	(1,022)	—	—
Mining	911	160	(151)	(920)	—	—

Total	$16,903	$44	$491	$(6,746)	$(10,692)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the beginning of the period for transfers in and the fair value as of the end of the period for transfers out in accordance with Accounting Standards Update 2009-12.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET -BACKED SECURITIES - 2.8%
Commercial Mortgage Services - 2.8%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$700	$733
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	350	370
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	544
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3,
5.90%, 9/11/38	250	266
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	227	229
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	539

		2,681

Total Asset-Backed Securities (Cost $2,600)		2,681

CORPORATE BONDS - 19.5%
Aerospace/Defense - 0.5%
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	510	514

Agriculture - 1.3%
Altria Group, Inc.,
10.20%, 2/6/39	260	376
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	235	284
Lorillard Tobacco Co.,
8.13%, 6/23/19†	535	617

		1,277

Auto Manufacturers - 0.3%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	295	313

Auto Parts & Equipment - 0.3%
Johnson Controls, Inc.,
5.00%, 3/30/20	280	308

Banks - 1.4%
Citigroup, Inc.,
5.38%, 8/9/20	330	333
Goldman Sachs Group (The), Inc.,
3.70%, 8/1/15	500	506
5.63%, 1/15/17†	470	493

		1,332

Beverages - 0.2%
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	150	153

Biotechnology - 0.4%
Genzyme Corp.,
3.63%, 6/15/15(1) (2)	325	345
5.00%, 6/15/20(1) (2) †	65	73

		418

Chemicals - 0.5%
Mosaic (The) Co.,
7.63%, 12/1/16(1)	480	522

Diversified Financial Services - 3.2%
Capital One Capital V,
10.25%, 8/15/39	290	313
Countrywide Financial Corp.,
6.25%, 5/15/16	255	273
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2) †	305	326
7.00%, 10/15/37(1) (2)	455	535
FMR LLC,
6.45%, 11/15/39(1) (2)	570	606
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	385	408
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	82	82
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	455	504

		3,047

Electronics - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	325	377
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	205	209
3.25%, 11/20/14	85	89

		675

Insurance - 3.0%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	175	184

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.5% continued
Insurance - 3.0% continued
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	$105	$114
5.13%, 6/10/14(1) (2) †	995	1,102
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	455	493
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	360	400
Protective Life Corp.,
8.45%, 10/15/39	555	615

		2,908

Lodging - 0.6%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	475	527

Media - 0.9%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	480	529
Time Warner, Inc.,
6.10%, 7/15/40	275	299

		828

Metal Fabrication/Hardware - 0.4%
Commercial Metals Co.,
7.35%, 8/15/18†	365	396

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15†	435	463

Oil & Gas - 1.1%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	440	377
Apache Corp.,
5.10%, 9/1/40	234	241
Pride International, Inc.,
8.50%, 6/15/19	240	272
XTO Energy, Inc.,
4.63%, 6/15/13†	110	121

		1,011

Packaging & Containers - 0.5%
Temple-Inland, Inc.,
6.88%, 1/15/18	401	440

Pharmaceuticals - 0.3%
Express Scripts, Inc.,
5.25%, 6/15/12	305	325

Pipelines - 1.4%
Enterprise Products Operating LLC,
5.00%, 3/1/15	350	382
6.45%, 9/1/40	390	435
Plains All American Pipeline LP/PAA Finance Corp.,
5.63%, 12/15/13	515	563

		1,380

Software - 0.7%
Oracle Corp.,
5.38%, 7/15/40(1) (2) †	615	667

Telecommunications - 1.3%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	310	338
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18†	295	398
Qwest Corp.,
7.63%, 6/15/15†	435	488

		1,224

Total Corporate Bonds (Cost $17,751)		18,728

FOREIGN ISSUER BONDS - 6.7%
Banks - 2.0%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1) (2) †	815	828
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	360	370
Toronto-Dominion Bank (The),
2.20%, 7/29/15(1) (2)	425	433
Westpac Banking Corp.,
4.20%, 2/27/15	280	299

		1,930

Beverages - 0.2%
SABMiller PLC,
5.50%, 8/15/13(1) (2) †	220	242

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Diversified Financial Services - 0.7%
Macquarie Group Ltd.,
6.00%, 1/14/20(1) (2) †	$645	$677

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	240	258

Insurance - 0.8%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	288
XL Capital PLC,
6.50%, 4/15/17	625	471

		759

Miscellaneous Manufacturing - 0.9%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	660	714
Tyco International Finance S.A.,
4.13%, 10/15/14†	175	190

		904

Oil & Gas - 1.0%
Nexen, Inc.,
6.40%, 5/15/37	235	258
Petroleos Mexicanos,
5.50%, 1/21/21(1) (2)	430	449
Shell International Finance BV,
3.10%, 6/28/15†	205	214

		921

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
9.63%, 3/1/19†	195	256

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	470	490

Total Foreign Issuer Bonds (Cost $6,308)		6,437

U.S. GOVERNMENT AGENCIES - 32.8% (3)
Fannie Mae - 20.8%
Pool #255452,
5.50%, 10/1/19	667	721
Pool #535714,
7.50%, 1/1/31	35	40
Pool #555599,
7.00%, 4/1/33	79	89
Pool #656035,
7.50%, 9/1/32	36	41
Pool #712130,
7.00%, 6/1/33	37	41
Pool #735893,
5.00%, 10/1/35	444	474
Pool #797773,
5.00%, 3/1/20	97	104
Pool #829125,
5.50%, 10/1/35	1,077	1,158
Pool #831810,
6.00%, 9/1/36	1,568	1,694
Pool #845182,
5.50%, 11/1/35	1,116	1,201
Pool #871232,
6.00%, 4/1/36	1,070	1,156
Pool #890001,
5.00%, 2/1/38	1,054	1,126
Pool #890009,
5.50%, 9/1/36	650	703
Pool #893082,
5.82%, 9/1/36	450	474
Pool #934476,
4.50%, 3/1/23	832	882
Pool #995976,
6.00%, 4/1/38	416	448
Pool #AC9581,
5.50%, 1/1/40	483	520
Pool #AD6929,
5.00%, 6/1/40	716	764
Pool TBA,
4.50%, 9/15/40(4)	5,529	5,805
5.00%, 9/15/40(4)	2,005	2,129
6.00%, 9/15/40(4)	425	458

		20,028

Freddie Mac - 2.3%
Pool #1B3575,
6.06%, 9/1/37	409	440
Pool #1G2296,
6.17%, 11/1/37	884	952
Pool #1J0365,
5.77%, 4/1/37	321	341

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.8% (3) continued
Freddie Mac - 2.3% continued
Pool #1J2840,
5.94%, 9/1/37	$474	$505

		2,238

Freddie Mac Gold - 8.3%
Pool #A61560,
5.50%, 10/1/36	814	874
Pool #A62213,
6.00%, 6/1/37	1,237	1,350
Pool #A65182,
6.50%, 9/1/37	1,585	1,725
Pool #C02790,
6.50%, 4/1/37	948	1,032
Pool #C02838,
5.50%, 5/1/37	850	908
Pool #G01954,
5.00%, 11/1/35	1,126	1,200
Pool #G02869,
5.00%, 11/1/35	880	938

		8,027

Government National Mortgage Association - 0.4%
Series 2008, Class 8A,
3.61%, 11/16/27	357	365

Government National Mortgage Association I - 0.5%
Pool #604183,
5.50%, 4/15/33	36	40
Pool #627123,
5.50%, 3/15/34	323	354
Pool #633627,
5.50%, 9/15/34	40	43

		437

Government National Mortgage Association II - 0.5%
Pool #82581,
4.00%, 7/20/40	449	474

Total U.S. Government Agencies (Cost $30,008)		31,569

U.S. GOVERNMENT OBLIGATIONS - 23.6%
U.S. Treasury Bonds - 3.6%
4.38%, 5/15/40†	3,041	3,509

U.S. Treasury Notes - 20.0%
0.75%, 8/15/13†	2,145	2,148
2.63%, 12/31/14†	1,618	1,718
1.25%, 8/31/15	3,941	3,924
1.88%, 8/31/17†	7,253	7,228
2.63%, 8/15/20†	4,161	4,214

		19,232

Total U.S. Government Obligations (Cost $22,335)		22,741

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 46.8%
Northern Institutional Funds - Diversified Assets Portfolio(5) (6)	24,043,883	$24,044
Northern Institutional Funds - Liquid Assets Portfolio(5) (7)	20,948,977	20,949

Total Investment Companies (Cost $44,993)		44,993

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.30%, 1/13/11	$300	$300

Total Short-Term Investments (Cost $300)		300

Total Investments - 132.5% (Cost $124,295)		127,449

Liabilities less Other Assets - (32.5)%		(31,272)

NET ASSETS - 100.0%		$96,177

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2010, the value of these restricted illiquid securities amounted to approximately $9,618,000 or 7.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13	1/29/10-4/30/10	$816

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	$331

ERAC USA Finance LLC,
5.25%, 10/1/20	10/10/07	451

ERAC USA Finance LLC,
7.00%, 10/15/37	6/24/10	303

FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	554

Genzyme Corp.,
3.63%, 6/15/15	7/26/10	338

Genzyme Corp.,
5.00%, 6/15/20	6/14/10	64

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	474

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	153

Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	360

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10-4/30/10	649

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09-11/17/09	512

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	112

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09-4/30/10	1,055

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	484

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	294

Oracle Corp.,
5.38%, 7/15/40	7/12/10	608

Petroleos Mexicanos,
5.50%, 1/21/21	7/13/10	426

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	82

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	359

SABMiller PLC,
5.50%, 8/15/13	3/6/09	210

Toronto-Dominion Bank (The),
2.20%, 7/29/15	7/22/10	424

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	The Portfolio had approximately $24,044,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$124,305

Gross tax appreciation of investments	$3,394
Gross tax depreciation of investments	(234)

Net tax appreciation of investments	$3,160

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$2,681		$—	$2,681
Corporate Bonds	—	18,728	(1)	—	18,728
Foreign Issuer Bonds	—	6,437	(1)	—	6,437
U.S. Government Agencies	—	31,585	(1)	—	31,585
U.S. Government Obligations	—	22,741	(1)	—	22,741
Investment Companies	44,993	—		—	44,993
Short-Term Investments	—	300		—	300

Total Investments	$44,993	$82,472		$—	$127,465

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 8/31/10 (000S)
Corporate Bonds
Aerospace/Defense	$970	$42	$(47)	$(451)	$(514)	$—
Beverages	513	19	(11)	(521)	—	—
Diversified Financial Services	565	—	89	(38)	(616)	—
Electric	268	6	(8)	(266)	—	—
Insurance	2,184	70	(8)	(67)	(2,179)	—
Lodging	491	—	36	—	(527)	—
Real Estate Investment Trusts	90	(106)	115	(99)	—	—
Foreign Issuer Bonds
Beverages	239	—	3	—	(242)	—
Insurance	507	(128)	180	(559)	—	—
Mining	282	51	(47)	(286)	—	—

Total	$6,109	$(46)	$302	$(2,287)	$(4,078)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the beginning of the period for transfers in and the fair value as of the end of the period for transfers out in accordance with Accounting Standards Update 2009-12.

FIXED INCOME PORTFOLIOS    6     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0%
U.S. Treasury Bonds - 19.5%
7.25%, 5/15/16	$1,500	$1,968
8.75%, 5/15/17	300	432
8.88%, 8/15/17	600	875
9.00%, 11/15/18†	1,700	2,594
8.13%, 8/15/19†	400	588
8.75%, 8/15/20†	500	776
8.13%, 5/15/21†	400	607
8.00%, 11/15/21†	800	1,213
7.63%, 11/15/22†	400	601
6.25%, 8/15/23†	700	956
6.88%, 8/15/25†	700	1,029
6.50%, 11/15/26†	900	1,299
6.13%, 11/15/27	1,000	1,401
5.25%, 11/15/28†	1,000	1,285
6.25%, 5/15/30†	700	1,009
4.75%, 2/15/37†	1,250	1,534
5.00%, 5/15/37†	500	637
4.38%, 2/15/38†	1,000	1,157
4.50%, 5/15/38†	1,500	1,771
4.25%, 5/15/39†	500	565
4.50%, 8/15/39†	800	941
4.38%, 11/15/39†	1,200	1,383
4.63%, 2/15/40†	1,550	1,860
4.38%, 5/15/40†	1,250	1,442
3.88%, 8/15/40	650	691

		28,614

U.S. Treasury Notes - 79.5%
1.00%, 9/30/11	3,000	3,022
4.63%, 10/31/11	1,700	1,785
4.50%, 11/30/11	1,800	1,893
1.13%, 12/15/11	2,500	2,524
1.13%, 1/15/12	400	404
0.88%, 1/31/12	2,650	2,668
4.75%, 1/31/12†	1,250	1,328
0.88%, 2/29/12†	1,400	1,410
4.63%, 2/29/12	1,000	1,063
1.00%, 3/31/12	600	606
4.50%, 3/31/12	1,000	1,065
4.50%, 4/30/12	2,000	2,136
1.38%, 5/15/12†	500	508
0.75%, 5/31/12†	750	754
0.63%, 6/30/12	1,300	1,304
4.88%, 6/30/12	1,000	1,081
0.63%, 7/31/12	1,700	1,705
4.63%, 7/31/12	800	864
1.75%, 8/15/12	1,000	1,025
4.13%, 8/31/12†	1,000	1,073
4.25%, 9/30/12	1,200	1,294
3.88%, 10/31/12†	1,300	1,395
1.38%, 11/15/12	1,500	1,527
4.00%, 11/15/12†	950	1,024
1.13%, 12/15/12†	1,000	1,013
3.63%, 12/31/12†	400	429
1.38%, 1/15/13†	900	917
2.88%, 1/31/13	300	317
1.38%, 2/15/13	2,100	2,139
2.75%, 2/28/13	900	949
2.50%, 3/31/13	1,900	1,993
1.75%, 4/15/13†	1,300	1,338
3.63%, 5/15/13	2,500	2,705
1.13%, 6/15/13	600	607
1.00%, 7/15/13†	900	908
0.75%, 8/15/13	1,400	1,402
4.25%, 8/15/13	1,500	1,657
3.13%, 9/30/13†	2,000	2,146
2.75%, 10/31/13†	1,800	1,912
4.25%, 11/15/13†	2,000	2,224
2.00%, 11/30/13†	2,000	2,078
1.75%, 1/31/14†	1,000	1,030
1.88%, 4/30/14†	1,000	1,034
4.75%, 5/15/14†	1,500	1,712
2.63%, 6/30/14	2,200	2,336
4.25%, 8/15/14	500	563
2.38%, 9/30/14†	2,500	2,630
2.38%, 10/31/14†	500	526
4.25%, 11/15/14	2,000	2,262
2.25%, 1/31/15†	1,000	1,046
4.00%, 2/15/15†	300	337
2.38%, 2/28/15	1,900	1,998
2.50%, 3/31/15†	2,000	2,114
2.13%, 5/31/15†	3,250	3,379
1.75%, 7/31/15	500	510
4.25%, 8/15/15	1,000	1,140
1.25%, 8/31/15	250	249
4.50%, 11/15/15†	1,250	1,448
4.50%, 2/15/16	1,000	1,158
2.38%, 3/31/16†	1,600	1,670
3.25%, 6/30/16	2,000	2,181

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0% continued
U.S. Treasury Notes - 79.5% continued
4.88%, 8/15/16	$1,000	$1,186
3.00%, 9/30/16†	900	967
3.13%, 10/31/16†	1,000	1,082
2.75%, 11/30/16†	2,800	2,964
3.13%, 1/31/17	1,900	2,052
4.63%, 2/15/17†	1,000	1,173
3.00%, 2/28/17	500	536
3.25%, 3/31/17	800	870
2.75%, 5/31/17†	200	211
2.50%, 6/30/17†	700	728
2.38%, 7/31/17†	300	309
1.88%, 8/31/17	800	797
4.25%, 11/15/17†	800	925
3.50%, 2/15/18†	500	552
3.88%, 5/15/18†	3,000	3,392
4.00%, 8/15/18†	1,000	1,139
2.75%, 2/15/19†	3,000	3,118
3.63%, 8/15/19†	2,300	2,536
3.38%, 11/15/19†	650	702
3.63%, 2/15/20†	1,900	2,091
3.50%, 5/15/20†	800	872
2.63%, 8/15/20	800	810

		116,527

Total U.S. Government Obligations (Cost $135,253)		145,141

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 23.5%
Northern Institutional Funds - Government Portfolio(1) (2)	660,447	$660
Northern Institutional Funds - Liquid Assets Portfolio(1) (3)	33,730,772	33,731

Total Investment Companies (Cost $34,391)		34,391

Total Investments - 122.5% (Cost $169,644)		179,532

Liabilities less Other Assets - (22.5)%		(32,999)

NET ASSETS - 100.0%		$146,533

(1)	Investment in affiliated Portfolio.
(2)	The Portfolio had approximately $660,000 of net purchases in the Government Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$169,722

Gross tax appreciation of investments	$9,810
Gross tax depreciation of investments	—

Net tax appreciation of investments	$9,810

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$145,141	(1)	$—	$145,141
Investment Companies	34,391	—		—	34,391

Total Investments	$34,391	$145,141		$—	$179,532

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.1%
Commercial Mortgage Services - 4.1%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	$400	$410
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	420	440
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	175	185
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	350	381
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	272	275
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	525	539

		2,230

Total Asset-Backed Securities (Cost $2,190)		2,230

CORPORATE BONDS - 24.9%
Aerospace/Defense - 0.3%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	165	182

Agriculture - 1.2%
Altria Group, Inc.,
9.25%, 8/6/19†	235	308
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	45	54
Lorillard Tobacco Co.,
8.13%, 6/23/19†	260	300

		662

Auto Manufacturers - 0.3%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	160	170

Auto Parts & Equipment - 0.3%
Johnson Controls, Inc.,
5.00%, 3/30/20	130	143

Banks - 3.3%
Bank of America Corp.,
3.70%, 9/1/15	310	309
Citigroup, Inc.,
5.38%, 8/9/20	175	177
Goldman Sachs Group (The), Inc.,
3.70%, 8/1/15	260	263
5.63%, 1/15/17†	255	267
JPMorgan Chase & Co.,
5.75%, 1/2/13	255	277
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	440	496

		1,789

Beverages - 0.2%
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	95	97

Biotechnology - 0.4%
Genzyme Corp.,
3.63%, 6/15/15(1) (2)	165	175
5.00%, 6/15/20(1) (2) †	35	39

		214

Chemicals - 0.6%
Mosaic (The) Co.,
7.63%, 12/1/16(2)	125	136
Praxair, Inc.,
3.25%, 9/15/15†	170	180

		316

Computers - 0.3%
Hewlett-Packard Co.,
4.50%, 3/1/13†	130	141

Diversified Financial Services - 3.0%
Capital One Bank USA N.A.,
8.80%, 7/15/19	235	297
Countrywide Financial Corp.,
6.25%, 5/15/16	155	166
ERAC USA Finance LLC,
5.25%, 10/1/20(1) (2) †	155	166
Franklin Resources, Inc.,
3.13%, 5/20/15	310	326
HSBC Finance Corp.,
5.25%, 1/15/14†	270	289
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16†	240	238
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	22	22

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.9% continued
Diversified Financial Services - 3.0% continued
TD Ameritrade Holding Corp.,
5.60%, 12/1/19	$110	$122

		1,626

Electric - 0.7%
Duke Energy Carolinas LLC,
5.10%, 4/15/18	100	115
Florida Power & Light Co.,
5.55%, 11/1/17	95	111
Florida Power Corp.,
5.65%, 6/15/18	110	131

		357

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	145	168
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	60	61
3.25%, 11/20/14†	25	27

		256

Food - 0.3%
SUPERVALU, Inc.,
8.00%, 5/1/16†	175	176

Gas - 0.5%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	275	303

Healthcare - Products - 0.3%
Zimmer Holdings, Inc.,
4.63%, 11/30/19	150	162

Insurance - 1.8%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	100	105
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	30	33
5.13%, 6/10/14(1) (2)	270	299
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	150	162
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	175	195
Protective Life Corp.,
7.38%, 10/15/19†	145	165

		959

Iron/Steel - 0.4%
Steel Dynamics, Inc.,
7.75%, 4/15/16	210	216

Lodging - 0.2%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	120	133

Media - 0.9%
Comcast Corp.,
5.70%, 7/1/19†	145	165
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	280	309

		474

Metal Fabrication/Hardware - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	155	168

Mining - 0.1%
Newmont Mining Corp.,
5.13%, 10/1/19†	75	83

Miscellaneous Manufacturing - 0.3%
General Electric Co.,
5.25%, 12/6/17†	150	168

Office/Business Equipment - 0.2%
Xerox Corp.,
4.25%, 2/15/15†	130	139

Oil & Gas - 2.0%
Chesapeake Energy Corp.,
6.63%, 8/15/20†	100	100
ConocoPhillips,
4.40%, 5/15/13	50	54
EOG Resources, Inc.,
4.40%, 6/1/20†	305	330
Newfield Exploration Co.,
7.13%, 5/15/18	100	105
6.88%, 2/1/20†	85	89
Pioneer Natural Resources Co.,
6.88%, 5/1/18†	150	157
Pride International, Inc.,
8.50%, 6/15/19†	145	164
XTO Energy, Inc.,
4.63%, 6/15/13	60	66

		1,065

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.9% continued
Packaging & Containers - 0.9%
Ball Corp.,
7.13%, 9/1/16	$85	$91
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2)	140	141
Temple-Inland, Inc.,
6.88%, 1/15/18	245	269

		501

Pharmaceuticals - 1.4%
Abbott Laboratories,
5.60%, 11/30/17†	140	167
Express Scripts, Inc.,
5.25%, 6/15/12	75	80
Merck & Co., Inc.,
6.00%, 9/15/17†	95	116
5.00%, 6/30/19†	145	168
Pfizer, Inc.,
5.35%, 3/15/15	210	242

		773

Pipelines - 1.1%
Enterprise Products Operating LLC,
5.00%, 3/1/15	100	109
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	180	203
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	265	290

		602

Retail - 0.3%
Lowe’s Cos., Inc.,
5.60%, 9/15/12	110	120
Wal-Mart Stores, Inc.,
4.25%, 4/15/13†	60	65

		185

Telecommunications - 2.8%
AT&T, Inc.,
5.60%, 5/15/18	95	110
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	170	186
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18†	170	229
Cisco Systems, Inc.,
4.45%, 1/15/20†	145	160
Frontier Communications Corp.,
8.25%, 4/15/17	350	370
Qwest Corp.,
7.63%, 6/15/15†	255	286
Windstream Corp.,
8.13%, 8/1/13†	150	160

		1,501

Total Corporate Bonds (Cost $12,715)		13,561

FOREIGN ISSUER BONDS - 7.8%
Banks - 3.2%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1) (2) †	420	426
Bank of Nova Scotia,
1.45%, 7/26/13(2) †	750	757
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	180	185
Toronto-Dominion Bank (The),
2.20%, 7/29/15(1) (2)	200	204
Westpac Banking Corp.,
4.20%, 2/27/15	175	187

		1,759

Beverages - 0.2%
SABMiller PLC,
5.50%, 8/15/13(1) (2)	100	110

Diversified Financial Services - 0.5%
Macquarie Group Ltd.,
6.00%, 1/14/20(1) (2)	260	273

Electric - 0.2%
TransAlta Corp.,
4.75%, 1/15/15	75	81

Food - 0.3%
Delhaize Group S.A.,
5.88%, 2/1/14	140	158

Insurance - 0.5%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	113

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.8% continued
Insurance - 0.5% continued
XL Capital PLC,
6.50%, 4/15/17	$215	$162

		275

Leisure Time - 0.4%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	225	229

Miscellaneous Manufacturing - 0.6%
Tyco Electronics Group S.A.,
6.00%, 10/1/12	155	168
Tyco International Finance S.A.,
4.13%, 10/15/14†	165	179

		347

Oil & Gas - 1.1%
Devon Financing Corp. ULC,
6.88%, 9/30/11	90	96
Nexen, Inc.,
5.65%, 5/15/17	160	181
Petroleos Mexicanos,
5.50%, 1/21/21(1) (2)	215	224
Shell International Finance BV,
3.10%, 6/28/15	115	120

		621

Oil & Gas Services - 0.3%
Weatherford International Ltd.,
9.63%, 3/1/19†	110	144

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	235	245

Total Foreign Issuer Bonds (Cost $4,101)		4,242

U.S. GOVERNMENT AGENCIES - 5.6%(3)
Fannie Mae - 4.6%
Pool #256883,
6.00%, 9/1/37	306	330
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #745148,
5.00%, 1/1/36	1,350	1,442
Pool TBA,
5.00%, 9/15/40(5)	694	737

		2,509

Ginnie Mae II Pool - 1.0%
Pool #82581,
4.00%, 7/20/40	499	527

Total U.S. Government Agencies (Cost $3,010)		3,036

U.S. GOVERNMENT OBLIGATIONS - 40.9%
U.S. Treasury Notes - 40.9%
0.38%, 8/31/12	195	194
0.75%, 8/15/13†	7,071	7,080
1.38%, 8/31/15	5,094	5,072
1.88%, 8/31/17†	5,829	5,809
3.50%, 5/15/20†	375	409
2.63%, 8/15/20†	3,656	3,703

		22,267

Total U.S. Government Obligations (Cost $22,128)		22,267

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 58.6%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	10,191,734	$10,192
Northern Institutional Funds - Liquid Assets Portfolio(6) (8)	21,648,683	21,648

Total Investment Companies (Cost $31,840)		31,840

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.30%, 1/13/11	$50	$50

Total Short - Term Investments (Cost $50)		50

Total Investments - 142.0% (Cost $76,034)		77,226

Liabilities less Other Assets - (42.0)%		(22,852)

NET ASSETS - 100.0%		$54,374

(1)	Restricted security that has been deemed illiquid. At August 31, 2010, the value of these restricted illiquid securities amounted to approximately $3,289,000 or 6.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13	1/29/10	$420

BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	165

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	182

ERAC USA Finance LLC
5.25%, 10/1/20	6/24/10	154

Genzyme Corp.,
3.63%, 6/15/15	7/26/10	171

Genzyme Corp.,
5.00%, 6/15/20	6/14/10	35

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	120

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	95

Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	180

Macquarie Group Ltd.,
6.00%, 1/14/20	1/7/10	260

Metropolitan Life Global Funding I,
5.13%, 4/10/13	11/23/09	32

Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09-1/12/10	283

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	159

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	159

Petroleos Mexicanos,
5.50%, 1/21/21	7/13/10	213

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03-8/24/07	22

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	175

SABMiller PLC,
5.50%, 8/15/13	3/6/09	96

Toronto-Dominion Bank (The),
2.20%, 7/29/15	7/22/10	200

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio.
(7)	The Portfolio had approximately $10,192,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$76,034

Gross tax appreciation of investments	$1,258
Gross tax depreciation of investments	(66)

Net tax appreciation of investments	$1,192

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$2,230		$—	$2,230
Corporate Bonds	—	13,561	(1)	—	13,561
Foreign Issuer Bonds	—	4,242	(1)	—	4,242
U.S. Government Agencies	—	3,036	(1)	—	3,036
U.S. Government Obligations	—	22,267		—	22,267
Investment Companies	31,840	—		—	31,840
Short-Term Investments	—	50		—	50

Total Investments	$31,840	$45,386		$—	$77,226

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 8/31/10 (000S)
Corporate Bonds
Aerospace/Defense	$345	$4	$4	$(171)	$(182)	$—
Beverages	165	8	(4)	(169)	—	—
Diversified Financial Services	32	—	—	(10)	(22)	—
Insurance	685	14	9	53	(761)	—
Lodging	124	—	9	—	(133)	—
Real Estate Investment Trusts	21	(25)	27	(23)	—	—
Foreign Issuer Bonds
Beverages	108	—	2	—	(110)	—
Insurance	113	(29)	41	(125)	—	—
Mining	108	19	(18)	(109)	—	—

Total	$1,701	$(9)	$70	$(554)	$(1,208)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the beginning of the period for transfers in and the fair value as of the end of the period for transfers out in accordance with Accounting Standards Update 2009-12.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.2%
Commercial Mortgage Services - 8.2%
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4,
4.78%, 7/10/43	$1,107	$1,157
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	1,780	1,826
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,445	1,514
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,000	1,058
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	1,100	1,175
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	950	1,034
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	1,561	1,575
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A1,
5.23%, 9/15/39	707	708
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	1,790	1,836

		11,883

Utilities - 1.0%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	1,467	1,508

Total Asset-Backed Securities (Cost $13,160)		13,391

CORPORATE BONDS - 31.3%
Aerospace/Defense - 1.2%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	730	806
Northrop Grumman Corp.,
3.70%, 8/1/14	900	962

		1,768

Auto Manufacturers - 0.5%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	660	701

Banks - 3.0%
Bank of America Corp.,
3.70%, 9/1/15	565	564
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	770	826
6.00%, 5/1/14	620	687
JPMorgan Chase & Co.,
3.70%, 1/20/15	1,100	1,151
Morgan Stanley,
4.20%, 11/20/14	435	448
Wells Fargo & Co.,
4.38%, 1/31/13	685	731

		4,407

Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(1) (2) †	740	829
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	870	886

		1,715

Biotechnology - 1.3%
Genzyme Corp.,
3.63%, 6/15/15(1) (2)	1,745	1,854

Chemicals - 2.6%
Dow Chemical (The) Co.,
7.60%, 5/15/14	845	985
E.I. du Pont de Nemours & Co.,
3.25%, 1/15/15†	1,045	1,110
Praxair, Inc.,
1.75%, 11/15/12	1,700	1,731

		3,826

Diversified Financial Services - 6.1%
BlackRock, Inc.,
3.50%, 12/10/14†	1,505	1,594
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	690	703
ERAC USA Finance LLC,
2.75%, 7/1/13(1)	870	886
Franklin Resources, Inc.,
3.13%, 5/20/15	1,025	1,077

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Diversified Financial Services - 6.1% continued
General Electric Capital Corp.,
2.80%, 1/8/13†	$1,040	$1,069
3.75%, 11/14/14†	1,040	1,088
John Deere Capital Corp.,
5.25%, 10/1/12	635	688
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	1,670	1,761

		8,866

Electric - 1.2%
Midamerican Energy Holdings Co.,
3.15%, 7/15/12	900	931
PSEG Power LLC,
6.95%, 6/1/12	670	735

		1,666

Electronics - 0.9%
Agilent Technologies, Inc.,
5.50%, 9/14/15	715	801
Thermo Fisher Scientific, Inc.,
2.15%, 12/28/12	320	326
3.25%, 11/20/14	135	142

		1,269

Food - 0.5%
SUPERVALU, Inc.,
8.00%, 5/1/16†	745	747

Healthcare - Products - 0.9%
Boston Scientific Corp.,
4.50%, 1/15/15†	1,000	1,016
Medtronic, Inc.,
3.00%, 3/15/15†	325	344

		1,360

Insurance - 2.5%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	420	441
Metropolitan Life Global Funding I,
5.13%, 4/10/13(1) (2)	160	174
5.13%, 6/10/14(1) (2) †	1,180	1,307
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	720	780
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	780	867

		3,569

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.75%, 4/15/16	675	695

Media - 1.9%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
7.63%, 5/15/16	1,120	1,235
NBC Universal, Inc.,
3.65%, 4/30/15(1) (2) †	875	918
Time Warner Cable, Inc.,
5.40%, 7/2/12	625	670

		2,823

Office/Business Equipment - 0.7%
Xerox Corp.,
4.25%, 2/15/15	930	990

Oil & Gas - 0.6%
Anadarko Petroleum Corp.,
5.75%, 6/15/14†	900	914

Pharmaceuticals - 0.3%
Express Scripts, Inc.,
5.25%, 6/15/12	350	373

Pipelines - 2.5%
Energy Transfer Partners, L.P.,
5.65%, 8/1/12	900	953
Enterprise Products Operating LLC,
5.00%, 3/1/15	450	491
Plains All American Pipeline, L.P./PAA Finance Corp.,
5.63%, 12/15/13	700	765
Transcontinental Gas Pipe Line Corp LLC,
7.00%, 8/15/11	895	944
Williams Partners L.P.,
3.80%, 2/15/15	455	476

		3,629

Telecommunications - 2.9%
AT&T, Inc.,
4.95%, 1/15/13	775	844
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	490	554
Cisco Systems, Inc.,
2.90%, 11/17/14†	520	551
Qwest Corp.,
7.63%, 6/15/15†	935	1,050

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Telecommunications - 2.9% continued
Verizon New Jersey, Inc.,
5.88%, 1/17/12	$400	$424
Windstream Corp.,
8.13%, 8/1/13†	665	709

		4,132

Total Corporate Bonds (Cost $43,178)		45,304

FOREIGN ISSUER BONDS - 8.7%
Banks - 2.7%
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(1) (2)	690	701
Bank of Nova Scotia,
1.45%, 7/26/13(1) †	1,250	1,262
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2)	615	632
Toronto-Dominion Bank (The),
2.20%, 7/29/15(1) (2)	650	662
Westpac Banking Corp.,
4.20%, 2/27/15	615	657

		3,914

Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	425	473

Electric - 0.3%
TransAlta Corp.,
4.75%, 1/15/15	390	420

Food - 0.7%
Delhaize Group S.A.,
5.88%, 2/1/14	895	1,010

Leisure Time - 0.6%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	885	902

Mining - 0.5%
Teck Resources Ltd.,
9.75%, 5/15/14	544	674

Miscellaneous Manufacturing - 0.2%
Tyco International Finance S.A.,
4.13%, 10/15/14†	245	266

Oil & Gas - 2.3%
Anadarko Finance Co.,
6.75%, 5/1/11†	895	919
Cenovus Energy, Inc.,
4.50%, 9/15/14†	875	959
Shell International Finance B.V.,
3.10%, 6/28/15	385	403
Statoil ASA,
2.90%, 10/15/14	1,025	1,070

		3,351

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	710	740

Telecommunications - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15†	775	876

Total Foreign Issuer Bonds (Cost $12,006)		12,626

U.S. GOVERNMENT AGENCIES - 21.8%(3)
Fannie Mae - 10.3%
1.88%, 10/29/12	1,705	1,708
2.13%, 1/25/13	1,811	1,820
2.10%, 9/16/13	1,800	1,801
3.13%, 9/29/14	1,250	1,253
Pool #190371,
6.50%, 7/1/36	1,025	1,119
Pool #257042,
6.50%, 1/1/38	608	662
Pool #555649,
7.50%, 10/1/32	107	122
Pool #893082,
5.82%, 9/1/36	691	728
Pool #897243,
6.00%, 11/1/36	1,635	1,766
Pool #988916,
5.00%, 8/1/23	1,474	1,569
Pool TBA,
4.50%, 9/15/25(4)	1,500	1,587
Series 2006-12, Class PB,
5.50%, 8/25/29	800	826

		14,961

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.8%(3) continued
Federal Home Loan Bank - 1.3%
2.00%, 10/5/12	$1,811	$1,814

Freddie Mac - 6.0%
Pool #1B3617,
5.98%, 10/1/37	771	823
Pool #848076,
5.51%, 6/1/38	1,210	1,294
Series 2668, Class OE,
5.00%, 10/15/28	700	727
Series 2775, Class MD,
5.00%, 10/15/28	500	518
Series 2866, Class TM,
5.00%, 1/15/29	425	442
Series 3070, Class QD,
5.00%, 9/15/28	1,000	1,028
Series 3200, Class ED,
5.00%, 12/15/31	3,745	3,911

		8,743

Freddie Mac Gold - 0.8%
Pool #G13387,
5.00%, 4/1/23	1,081	1,156

Government National Mortgage Association - 2.3%
Series 2007, Class 15A,
4.51%, 10/16/28	1,373	1,420
Series 2007, Class 4A,
4.21%, 6/16/29	905	940
Series 2008, Class 14AC,
4.46%, 12/16/30	234	250
Series 2008, Class 8A,
3.61%, 11/16/27	714	729

		3,339

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	1,496	1,580

Total U.S. Government Agencies (Cost $31,361)		31,593

U.S. GOVERNMENT OBLIGATIONS - 22.6%
U.S. Treasury Notes - 22.6%
0.38%, 8/31/12†	3,264	3,257
1.38%, 9/15/12†	5,877	5,981
1.38%, 11/15/12	4,422	4,502
0.75%, 8/15/13†	11,767	11,782
1.50%, 12/31/13†	7,000	7,159
1.25%, 8/31/15	107	106

		32,787

Total U.S. Government Obligations (Cost $32,510)		32,787

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 31.7%
Northern Institutional Funds - Diversified Assets Portfolio(5) (6)	9,921,860	$9,922
Northern Institutional Funds - Liquid Assets Portfolio(5) (7)	36,076,712	36,077

Total Investment Companies (Cost $45,999)		45,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.28%, 1/13/11(8)	$200	$200

Total Short-Term Investments (Cost $200)		200

Total Investments - 125.5% (Cost $178,414)		181,900

Liabilities less Other Assets - (25.5)%		(36,943)

NET ASSETS - 100.0%		$144,957

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At August 31, 2010, the value of these restricted illiquid securities amounted to approximately $10,673,000 or 7.36% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14	10/22/09	$786

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13	1/29/10	$690
BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	729
Genzyme Corp.
3.63%, 6/15/15	6/14/10	1,739
Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	393
Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	615
Metropolitian Life Global Funding I,
5.13%, 4/10/13	11/23/09	171
Metropolitian Life Global Funding I,
5.13%, 6/10/14	6/3/09-1/12/10	1,237
NBC Universal, Inc.,
3.65%, 4/30/15	4/27/10	873
New York Life Global Funding,
4.65%, 5/9/13	10/27/09	765
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	657
Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	778
Toronto-Dominion Bank (The),
2.20%, 7/29/15	7/22/10	649

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	The Portfolio had approximately $9,922,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages	shown are based on Net Assets.

At August 31, 2010, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Five Year U.S. Treasury Note	68	$8,182	Short	12/10	$(7)

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$178,417

Gross tax appreciation of investments	$3,610
Gross tax depreciation of investments	(127)

Net tax appreciation of investments	$3,483

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2010:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$13,391	(1)	$—	$13,391
Corporate Bonds	—	45,304	(1)	—	45,304
Foreign Issuer Bonds	—	12,626	(1)	—	12,626
U.S. Government Agencies	—	31,593	(1)	—	31,593
U.S. Government Obligations	—	32,787		—	32,787
Investment Companies	45,999	—		—	45,999
Short-Term Investments	—	200		—	200

Total Investments	$45,999	$135,901		$—	$181,900

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(7)	$—		$—	$(7)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/09 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 8/31/10 (000S)
Asset-Backed Securities
Utilities	$2,610	$18	$41	$(1,161)	$(1,508)	$—
Corporate Bonds
Aerospace/Defense	766	—	40	—	(806)	—
Beverages	802	—	27	—	(829)	—
Insurance	3,038	57	46	254	(3,395)	—
Foreign Issuer Bonds
Mining	450	81	(75)	(456)	—	—
Oil & Gas	917	—	(43)	(874)	—	—

Total	$8,583	$156	$36	$(2,237)	$(6,538)	$—

*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the beginning of the period for transfers in and the fair value as of the end of the period for transfers out in accordance with Accounting Standards Update 2009-12.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.4%(1)
Fannie Mae - 23.9%
1.88%, 10/29/12	$364	$365
2.13%, 1/25/13	700	703
2.00%, 4/15/13	700	706
2.10%, 9/16/13	705	705
3.13%, 9/29/14	870	872
2.63%, 11/20/14	692	731
3.00%, 2/17/15	865	876
2.25%, 3/2/17	800	818
Pool #190371,
6.50%, 7/1/36	615	672
Pool #257042,
6.50%, 1/1/38	598	652
Pool #555649,
7.50%, 10/1/32	77	88
Pool #745148,
5.00%, 1/1/36	1,315	1,404
Pool #893082,
5.82%, 9/1/36	261	274
Pool TBA,
4.50%, 9/15/25(2)	1,427	1,509
4.50%, 9/15/40(2)	1,698	1,783
5.00%, 9/15/40(2)	1,015	1,078
5.50%, 9/15/40(2)	2,860	3,058
Series 2007, Class 26C,
5.50%, 3/25/33	752	790

		17,084

Federal Home Loan Bank - 1.7%
2.00%, 10/5/12	700	701
1.63%, 11/21/12	490	500

		1,201

Freddie Mac - 3.9%
1.40%, 7/26/13	700	702
3.00%, 7/28/14	500	534
Pool #1J0365,
5.75%, 4/1/37	324	345
Pool #1J2840,
5.92%, 9/1/37	659	702
Pool #410092,
2.75%, 11/1/24	6	6
Series 2944, Class WD,
5.50%, 11/15/28	514	523

		2,812

Government National Mortgage Association - 1.9%
Series 2007, Class 4A,
4.21%, 6/16/29	242	252
Series 2007, Class 15A,
4.51%, 10/16/28	481	497
Series 2008, Class 8A,
3.61%, 11/16/27	250	255
Series 2008, Class 14AC,
4.46%, 12/16/30	341	365

		1,369

Government National Mortgage Association I - 1.0%
Pool #737270,
5.00%, 5/15/40(2)	653	703

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	673	711

Total U.S. Government Agencies (Cost $23,633)		23,880

U.S. GOVERNMENT OBLIGATIONS - 60.5%
U.S. Treasury Notes - 60.5%
0.38%, 8/31/12†	7,632	7,615
0.75%, 8/15/13†	16,995	17,016
2.63%, 7/31/14	3,539	3,759
1.25%, 8/31/15	10,878	10,831
4.50%, 2/15/16†	2,200	2,548
3.00%, 2/28/17	1,436	1,539

		43,308

Total U.S. Government Obligations (Cost $42,972)		43,308

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 56.6%
Northern Institutional Funds - Government Portfolio(3) (4)	14,346,639	$14,347
Northern Institutional Funds - Liquid Assets Portfolio(4) (5)	26,159,590	26,159

Total Investment Companies (Cost $40,506)		40,506

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.30%, 1/13/11	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 150.7% (Cost $107,261)		107,844

Liabilities less Other Assets - (50.7)%		(36,286)

NET ASSETS - 100.0%		$71,558

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	The Fund had approximately $14,347,000 of net purchases in the Government Portfolio of the Northern Institutional Funds during the nine months ended August 31, 2010.
(4)	Investment in affiliated Portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2010, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$107,260

Gross tax appreciation of investments	$604
Gross tax depreciation of investments	(20)

Net tax appreciation of investments	$584

Cost of investments on a tax basis includes the adjustments, if any, for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$23,880	(1)	$—	$23,880
U.S. Government Obligations	—	43,308		—	43,308
Investment Companies	40,506	—		—	40,506
Short-Term Investments	—	150		—	150

Total Investments	$40,506	$67,338		$—	$107,844

(1)Classifications as defined in the Schedule of Investments.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 25.2%
Non-U.S. Depository Institutions - 25.2%
Abbey National Treasury Services, 0.29%, 9/1/10, FRCD	$75,000	$75,000
Australia & New Zealand Bank, London, 0.41%, 10/1/10	70,000	70,000
Bank of Montreal, 0.23%, 9/27/10	70,000	70,000
Bank of Nova Scotia, Houston, 0.34%, 10/18/10	15,000	15,000
0.33%, 10/22/10	60,000	60,000
Barclays Bank PLC, 0.29%, 9/13/10, FRCD	42,000	42,000
0.58%, 9/13/10, FRCD	50,000	50,000
BNP Paribas S.A., London Branch, 0.62%, 10/6/10	65,000	65,000
0.36%, 11/12/10	25,000	25,000
BNP Paribas, New York Branch, 0.40%, 10/18/10	65,000	65,000
Commonwealth Bank of Australia, 0.28%, 12/1/10	40,000	40,000
Credit Agricole CIB, New York, 0.46%, 11/2/10	70,000	70,000
Credit Agricole S.A., London Branch, 0.51%, 11/1/10	100,000	100,007
0.45%, 11/5/10	55,000	55,000
Deutsche Bank, New York Branch, 0.29%, 9/21/10, FRCD	60,000	60,000
DNB Norway Bank A.S.A., New York Branch, 0.51%, 9/8/10	70,000	70,000
HSBC Bank PLC, London, 0.39%, 10/8/10	75,000	75,000
LLoyds Bank, New York, 0.30%, 9/1/10	21,615	21,615
National Australia Bank, London Branch, 0.48%, 9/14/10	85,000	85,000
0.46%, 9/21/10	40,000	40,000
0.40%, 10/12/10	40,000	40,000
0.31%, 12/10/10	17,625	17,626
0.36%, 2/9/11	25,000	25,000
National Australia Bank, New York, 0.36%, 9/28/10, FRCD	50,000	50,000
Nordea Bank Finland, New York, 0.28%, 11/3/10	90,000	90,000
Rabobank Nederland N.V., New York Branch, 0.40%, 10/6/10	50,000	50,000
Rabobank Nederland N.V., New York, 0.30%, 9/9/10, FRCD	45,000	45,000
0.27%, 9/20/10, FRCD	65,000	65,000
Royal Bank of Canada, New York Branch, 0.45%, 9/1/10, FRCD	65,000	65,000
Royal Bank of Scotland, New York Branch, 0.60%, 10/1/10	75,000	75,000
0.50%, 10/12/10	52,000	52,000
Royal Bank of Scotland, Stamford CT Branch, 0.54%, 10/21/10	35,000	35,000
Societe Generale, London Branch, 0.29%, 9/20/10	35,195	35,195
0.28%, 9/24/10	80,000	80,000
Societe Generale, New York Branch, 0.31%, 11/26/10	50,000	50,000
Svenska Handelsbanken, New York, 0.27%, 11/30/10	85,000	85,000
Toronto Dominion Bank, 0.32%, 2/16/11	40,330	40,330
Toronto Dominion Bank, London Branch, 0.25%, 9/28/10	44,640	44,640
Toronto Dominion Bank, New York, 0.29%, 9/10/10, FRCD	30,000	30,000
Westpac Banking Corp., New York, 0.27%, 9/1/10, FRCD	45,000	45,000
0.28%, 9/1/10, FRCD	30,000	30,000
0.31%, 9/1/10, FRCD	40,000	40,000

		2,243,413

Total Certificates of Deposit (Cost $2,243,413)		2,243,413

COMMERCIAL PAPER - 19.3%
Foreign Agency and Regional Governments - 1.5%
Societe De Prise Participation DeL’Etat, 0.46%, 9/23/10	50,000	49,986
0.43%, 9/29/10	40,000	39,987
0.44%, 10/6/10	40,000	39,983

		129,956

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 19.3% continued
Multi-Seller Conduits - 14.3%
Amstel Funding Corp., 0.41%, 9/7/10	$60,000	$59,996
Atlantic Asset Securitization Corp., 0.26%, 9/13/10	28,790	28,788
0.25%, 9/20/10	20,000	19,997
0.29%, 11/18/10	26,435	26,418
Charta Corp., 0.38%, 11/3/10	15,000	14,990
0.32%, 11/15/10	30,000	29,980
0.32%, 11/16/10	45,000	44,970
0.32%, 11/18/10	35,000	34,976
Clipper Receivables Corp., 0.37%, 10/14/10	30,000	29,987
0.36%, 11/1/10	35,000	34,979
0.30%, 11/18/10	60,000	59,961
CRC Funding LLC, 0.26%, 10/21/10	13,840	13,835
Gemini Securitization, 0.26%, 9/13/10	16,205	16,204
Gotham Funding Corp., 0.26%, 9/17/10	7,910	7,909
0.26%, 9/20/10	7,380	7,379
0.26%, 9/21/10	28,000	27,996
0.26%, 9/22/10	33,510	33,505
0.26%, 9/27/10	8,965	8,963
Govco LLC, 0.49%, 10/18/10	60,000	59,962
0.43%, 10/22/10	40,000	39,976
0.51%, 10/25/10	16,500	16,489
0.38%, 10/27/10	20,000	19,989
LMA Americas LLC, 0.28%, 9/20/10	75,000	74,988
0.32%, 9/20/10	40,565	40,559
0.31%, 10/8/10	14,820	14,815
Ranger Funding Co. LLC, 0.29%, 10/5/10	16,990	16,985
0.28%, 10/15/10	10,810	10,806
0.28%, 10/19/10	13,415	13,410
0.28%, 10/20/10	43,921	43,904
0.27%, 10/26/10	25,835	25,824
0.27%, 10/27/10	15,510	15,503
Regency Markets, Inc., 0.28%, 9/7/10	45,013	45,011
Sheffield Receivables Corp., 0.32%, 9/17/10	25,000	24,996
0.26%, 10/18/10	30,000	29,990
0.37%, 10/21/10	30,000	29,985
0.27%, 11/17/10	50,000	49,971
0.27%, 11/22/10	35,000	34,978
Straight-A Funding LLC, 0.38%, 10/1/10	56,763	56,746
0.27%, 11/8/10	25,000	24,987
Thames Asset Global Securitization, 0.26%, 9/13/10	17,455	17,454
0.26%, 9/20/10	27,295	27,291
Victory Receivables Corp., 0.26%, 9/14/10	18,870	18,868
0.26%, 9/21/10	8,770	8,769
0.26%, 9/27/10	11,655	11,653

		1,274,742

Non-U.S. Bank - Non-U.S. Government - 0.6%
Danske Corp., Sovereign Gtd., 0.54%, 9/1/10	50,000	50,000

Non-U.S. Depository Institutions - 2.9%
Commonwealth Bank of Australia, 0.30%, 9/9/10	95,000	94,994
Lloyds Bank PLC, 0.43%, 10/29/10	45,000	44,969
0.44%, 10/29/10	80,000	79,945
Westpac Banking Corp., 0.31%, 9/27/10	40,000	40,000

		259,908

Total Commercial Paper (Cost $1,714,606)		1,714,606

CORPORATE NOTES/BONDS - 6.1%
Foreign Agency and Regional Governments - 0.5%
Eksportfinans, 0.33%, 8/26/11	17,800	17,800
KFW, 1.88%, 3/15/11	23,640	23,828

		41,628

General Merchandise Stores - 1.0%
Wal-Mart Stores, 5.48%, 6/1/11	85,000	88,027

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 6.1% continued
Insurance Carriers - 0.5%
Berkshire Hathaway, Inc., 0.39%, 11/10/10, FRN	$45,000	$45,000

Non-Depository Personal Credit - 0.2%
General Electric Capital Corp., 0.62%, 10/21/10, FRN	20,000	20,008

Non-U.S. Depository Institutions - 0.4%
Westpac Banking Corp., 0.35%, 9/2/10, FRN (1)	35,000	35,000

Supranational - 2.4%
European Investment Bank, 3.25%, 2/15/11	2,345	2,376
International Bank for Reconstruction & Development, 0.33%, 9/13/10, FRN	80,000	80,000
International Bank for Reconstruction and Development, 0.73%, 6/10/11	80,000	80,000
International Finance Corp., 0.28%, 9/15/10, FRN	50,000	50,000

		212,376

U.S. Depository Institutions - 1.1%
Bank of America N.A., FDIC Gtd., 0.57%, 9/13/10, FRN (2)	100,000	100,000

Total Corporate Notes/Bonds (Cost $542,039)		542,039

EURODOLLAR TIME DEPOSITS - 4.9%
Non-U.S. Depository Institutions - 3.8%
Ing Bank N.V., Grand Cayman, 0.26%, 9/30/10	85,000	85,000
Svenska Handelsbanken, Cayman Islands, 0.20%, 9/1/10	56,208	56,208
UBS A.G., Cayman Islands, 0.23%, 9/1/10	200,000	200,000

		341,208

U.S. Depository Institutions - 1.1%
Citibank, Nassau, 0.23%, 9/1/10	100,000	100,000

Total Eurodollar Time Deposits (Cost $441,208)		441,208

U.S. GOVERNMENT AGENCIES - 17.9% (3)
Federal Farm Credit Bank - 0.8%
FFCB FRN, 0.19%, 9/1/10	35,000	34,995
0.18%, 9/29/10	40,000	40,000

		74,995

Federal Home Loan Bank - 12.1%
FHLB Bonds, 0.50%, 11/10/10	5,000	5,000
0.50%, 5/5/11	50,000	50,000
0.45%, 8/24/11	15,000	15,000
0.40%, 9/26/11	40,000	40,000
FHLB Callable Bonds, 0.40%, 12/28/10	25,000	25,000
0.45%, 12/29/10	92,000	91,999
0.57%, 4/13/11	60,000	60,000
0.60%, 5/10/11	85,000	85,000
0.70%, 6/16/11	30,000	30,000
0.75%, 6/21/11	45,000	45,000
0.80%, 6/24/11	20,000	20,000
FHLB Discount Notes, 0.51%, 5/17/11	35,000	34,874
FHLB FRN, 0.22%, 9/1/10	25,000	24,995
0.25%, 9/1/10	240,000	239,981
0.30%, 9/1/10	60,000	60,000
0.20%, 9/12/10	45,000	44,983
0.17%, 9/30/10	60,000	59,981
0.48%, 10/8/10	75,000	75,000
0.38%, 11/7/10	65,000	64,969

		1,071,782

Federal Home Loan Mortgage Corporation - 4.2%
FHLMC FRN, 0.52%, 9/3/10	75,000	75,000
0.51%, 9/10/10	75,000	74,999
0.23%, 9/19/10	50,000	49,968
0.23%, 9/26/10	35,000	34,977
0.36%, 11/4/10	60,000	59,996
FHLMC Note, 1.45%, 9/10/10	40,000	40,009
0.29%, 4/26/11	40,000	39,924

		374,873

Federal National Mortgage Association - 0.8%
FNMA Discount Notes, 0.51%, 3/28/11	45,000	44,870

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 17.9% (3) continued
Federal National Mortgage Association - 0.8% continued
0.51%, 3/29/11	$30,000	$29,913

		74,783

Total U.S. Government Agencies (Cost $1,596,433)		1,596,433

U.S. GOVERNMENT OBLIGATIONS - 6.1%
U.S. Treasury Bills - 0.7%
0.39%, 9/23/10	20,000	19,995
0.43%, 12/16/10	42,000	41,948

		61,943

U.S. Treasury Notes - 5.4%
4.50%, 11/15/10	40,000	40,330
1.25%, 11/30/10	111,000	111,242
0.88%, 1/31/11	85,000	85,113
5.00%, 2/15/11	55,000	56,156
0.88%, 2/28/11	45,000	45,098
0.88%, 3/31/11	30,000	30,072
0.88%, 5/31/11	19,000	19,066
4.88%, 5/31/11	68,000	70,247
1.00%, 8/31/11	20,000	20,131

		477,455

Total U.S. Government Obligations (Cost $539,398)		539,398

Investments, at Amortized Cost ($7,077,097)		7,077,097

REPURCHASE AGREEMENTS - 21.3%
Joint Repurchase Agreements - 3.3% (4)
Bank of America Securities LLC, dated 8/31/10, repurchase price $65,380 0.18%, 9/1/10	65,380	65,380
Morgan Stanley & Co., Inc., dated 8/31/10, repurchase price $65,380 0.22%, 9/1/10	65,380	65,380
Societe Generale, New York Branch, dated 8/31/10, repurchase price $65,380 0.23%, 9/1/10	65,379	65,379
UBS Securities LLC, dated 8/31/10, repurchase price $98,070 0.23%, 9/1/10	98,069	98,069

		294,208

Repurchase Agreements - 18.0% (5)
Bank of America Securities LLC, dated 8/31/10, repurchase price $145,001 0.25%, 9/1/10	145,000	145,000
Deutsche Bank Seurities, Inc., dated 8/31/10, repurchase price $200,001 0.25%, 9/1/10	200,000	200,000
Goldman Sachs & Co., dated 8/31/10 repurchase price $385,003 0.25%, 9/1/10	385,000	385,000
Societe Generale, New York Branch, dated 8/31/10, repurchase price $795,006 0.25%, 9/1/10	795,000	795,000
UBS Securities LLC, dated 8/31/10, repurchase price $75,001 0.25%, 9/1/10	75,000	75,000

		1,600,000

Total Repurchase Agreements (Cost $1,894,208)		1,894,208

Total Investments - 100.8% (Cost $8,971,305) (6)		8,971,305

Liabilities less Other Assets - (0.8)%		(74,618)

NET ASSETS - 100.0%		$8,896,687

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$88,612	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$211,600	0.88% - 3.63%	1/31/11 - 8/15/19

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$1,014,043	3.20% - 6.50%	2/1/23 - 11/1/47
FHLMC	$301,155	2.55% - 6.50%	9/1/29 - 8/1/40
GNMA	$77,253	4.00% - 5.50%	7/15/40 - 8/20/40
U.S. Treasury Notes	$253,070	0.75%	11/30/11

(6)	The cost for federal income tax purposes was $8,971,305.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$8,971,305	(1)	$—	$8,971,305

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 62.9% (1)
Federal Farm Credit Bank - 17.5%
FFCB Bonds,
5.25%, 9/13/10	$10,000	$10,016
0.41%, 10/26/10	20,000	20,002
5.05%, 2/1/11	5,000	5,098
4.88%, 2/18/11	11,350	11,589
6.00%, 3/7/11	14,865	15,302
FFCB Discount Notes, 0.15%, 9/15/10	100,000	99,992
0.24%, 9/15/10	25,000	24,998
0.28%, 9/15/10	75,000	74,994
0.20%, 9/27/10	10,000	9,999
0.20%, 9/28/10	10,000	9,998
0.24%, 10/6/10	25,000	24,994
0.36%, 11/12/10	10,000	9,993
0.28%, 12/1/10	25,000	24,982
0.28%, 12/3/10	25,000	24,982
0.28%, 12/6/10	20,000	19,985
0.28%, 12/7/10	20,000	19,985
0.20%, 3/1/11	20,000	19,980
0.21%, 3/25/11	75,000	74,910
0.30%, 4/25/11	5,000	4,990
0.28%, 5/17/11	45,000	44,910
0.30%, 6/10/11	40,000	39,906
0.28%, 8/10/11	10,000	9,973
FFCB FRN, 0.27%, 9/1/10	15,000	15,000
0.29%, 9/1/10	25,000	24,997
0.70%, 9/1/10	30,000	30,009
0.31%, 9/2/10	30,000	30,000
0.35%, 9/6/10	50,000	50,023
0.23%, 9/9/10	35,000	35,000
0.58%, 9/15/10	99,000	99,010
0.29%, 9/20/10	50,000	49,998
0.51%, 9/20/10	100,000	100,000
0.26%, 9/27/10	30,000	29,999
0.30%, 9/30/10	13,000	13,002
0.85%, 10/24/10	6,000	6,014

		1,084,630

Federal Home Loan Bank - 22.6%
FHLB Bonds, 1.38%, 9/3/10	10,000	10,001
5.13%, 9/10/10	30,000	30,036
0.60%, 9/17/10	20,000	20,003
4.38%, 9/17/10	27,005	27,053
0.50%, 10/18/10	53,120	53,131
3.38%, 10/20/10	3,870	3,886
4.38%, 10/22/10	33,210	33,399
0.48%, 10/25/10	15,000	15,005
0.50%, 10/29/10	53,364	53,389
0.38%, 11/4/10	40,000	40,005
0.38%, 11/16/10	20,300	20,303
0.50%, 11/23/10	15,000	15,009
0.30%, 11/26/10	49,790	49,797
0.31%, 12/9/10	20,000	20,003
3.25%, 12/10/10	34,600	34,880
4.75%, 12/10/10	17,450	17,661
0.38%, 12/14/10	25,000	25,004
0.57%, 12/29/10	23,200	23,217
4.63%, 2/18/11	40,000	40,802
1.63%, 3/16/11	6,000	6,042
0.38%, 3/18/11	10,000	10,003
0.58%, 6/3/11	20,000	19,998
0.56%, 6/7/11	6,000	6,007
3.38%, 6/24/11	5,420	5,555
1.63%, 7/27/11	26,715	27,032
FHLB Discount Notes, 0.10%, 9/1/10	100,000	100,000
0.12%, 9/1/10	100,000	100,000
0.16%, 9/15/10	100,000	99,994
0.19%, 10/27/10	100,000	99,971
FHLB FRN, 0.24%, 9/1/10	11,000	10,998
0.59%, 9/1/10	24,500	24,500
0.69%, 9/1/10	30,000	29,999
0.19%, 9/11/10	25,000	24,994
0.18%, 9/17/10	30,000	30,000
0.17%, 9/20/10	50,000	49,980
0.19%, 9/26/10	40,000	40,003
0.30%, 10/26/10	17,050	17,050
FHLB Notes, 2.63%, 3/11/11	45,000	45,562
2.88%, 3/11/11	14,880	15,080
0.75%, 3/18/11	3,260	3,268
0.70%, 4/18/11	10,000	10,029
0.33%, 4/25/11	3,500	3,502
0.50%, 5/19/11	5,025	5,034
0.54%, 5/24/11	5,000	5,008

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 62.9% (1) continued
Federal Home Loan Bank - 22.6% continued
0.54%, 5/27/11	$4,650	$4,658
0.58%, 6/10/11	4,760	4,771
3.13%, 6/10/11	35,570	36,353
5.25%, 6/10/11	15,355	15,943
0.75%, 7/8/11	5,450	5,471
0.76%, 7/19/11	14,500	14,558

		1,403,947

Federal Home Loan Mortgage Corporation - 12.0%
FHLMC Bond, 5.63%, 3/15/11	26,726	27,484
FHLMC Discount Notes, 0.25%, 10/20/10	20,000	19,993
0.29%, 11/1/10	15,000	14,993
0.25%, 12/14/10	60,000	59,957
0.27%, 12/27/10	113,310	113,210
FHLMC FRN, 0.52%, 9/3/10	50,000	50,000
0.61%, 9/9/10	36,090	36,128
0.51%, 9/24/10	100,000	100,008
0.51%, 9/30/10	10,000	10,005
0.53%, 10/30/10	5,327	5,330
0.33%, 11/1/10	25,000	25,005
0.36%, 11/4/10	17,156	17,155
0.37%, 11/5/10	7,997	8,002
FHLMC Notes, 1.45%, 9/10/10	39,900	39,912
6.88%, 9/15/10	12,000	12,030
4.13%, 10/18/10	55,181	55,456
3.13%, 10/25/10	71,100	71,403
2.88%, 11/23/10	23,000	23,132
4.50%, 12/16/10	5,000	5,060
3.25%, 2/25/11	25,000	25,355
5.25%, 7/18/11	27,300	28,474

		748,092

Federal National Mortgage Association - 10.7%
FNMA Discount Notes, 0.17%, 9/1/10	29,236	29,236
0.21%, 9/1/10	74,367	74,367
0.25%, 9/20/10	45,000	44,994
0.19%, 10/1/10	35,377	35,371
0.30%, 10/1/10	40,549	40,538
0.31%, 10/1/10	25,000	24,993
0.32%, 10/1/10	20,000	19,994
0.28%, 10/13/10	8,250	8,247
0.29%, 10/20/10	85,500	85,466
0.30%, 10/25/10	16,200	16,193
0.22%, 11/1/10	39,500	39,485
0.23%, 11/1/10	10,828	10,824
0.29%, 1/18/11	20,000	19,978
0.45%, 8/1/11	16,020	15,953
FNMA Notes, 4.38%, 9/13/10	10,136	10,150
2.88%, 10/12/10	92,295	92,563
4.75%, 12/15/10	27,761	28,113
4.50%, 2/15/11	20,000	20,383
1.75%, 3/23/11	30,000	30,246
1.38%, 4/28/11	4,615	4,645
6.00%, 5/15/11	10,315	10,730

		662,469

Tennessee Valley Authority - 0.1%
Tennessee Valley Authority Bond, 5.63%, 1/18/11	3,500	3,570

Total U.S. Government Agencies (Cost $3,902,708)		3,902,708

U.S. GOVERNMENT OBLIGATIONS - 17.7%
U.S. Treasury Bills - 16.1%
0.09%, 9/2/10	200,000	199,999
0.13%, 9/2/10	185,000	184,999
0.14%, 9/16/10	100,000	99,993
0.16%, 9/16/10	100,000	99,993
0.13%, 9/23/10	40,000	39,996
0.15%, 9/23/10	175,000	174,984
0.10%, 10/7/10	100,000	99,990
0.23%, 11/18/10	50,000	49,975
0.16%, 12/16/10	5,500	5,498
0.20%, 12/23/10	20,000	19,988
0.34%, 1/13/11	25,000	24,969

		1,000,384

U.S. Treasury Notes - 1.6%
2.00%, 9/30/10	45,000	45,061
1.25%, 11/30/10	45,000	45,106
0.88%, 2/28/11	10,000	10,032

		100,199

Total U.S. Government Obligations (Cost $1,100,583)		1,100,583

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Investments, at Amortized Cost ($5,003,291)		$5,003,291

REPURCHASE AGREEMENTS - 21.3%
Joint Repurchase Agreements - 1.2% (2)
Bank of America Securities LLC, dated 8/31/10, repurchase price $16,291 0.18%, 9/1/10	$16,291	16,291
Morgan Stanley & Co., Inc., dated 8/31/10, repurchase price $16,291 0.22%, 9/1/10	16,291	16,291
Societe Generale, New York Branch, dated 8/31/10, repurchase price $16,291 0.23%, 9/1/10	16,291	16,291
UBS Securities LLC, dated 8/31/10, repurchase price $24,437 0.23%, 9/1/10	24,437	24,437

		73,310

Repurchase Agreements - 20.1% (3)
BNP Paribas Securities Corp., dated 8/31/10, repurchase price $160,001 0.25%, 9/1/10	160,000	160,000
BNP Paribas Securities Corp., dated 8/31/10, repurchase price $500,003 0.24%, 9/1/10	500,000	500,000
Citigroup Global Markets, Inc., dated 8/31/10, repurchase price $27,875 0.26%, 9/1/10	27,875	27,875
Deutsche Bank Seurities, Inc., dated 8/31/10, repurchase price $190,001 0.25%, 9/1/10	190,000	190,000
Goldman Sachs & Co., dated 8/31/10, repurchase price $130,001 0.25%, 9/1/10	130,000	130,000
JPMorgan Securities, dated 8/31/10, repurchase price $95,001 0.25%, 9/1/10	95,000	95,000
UBS Securities LLC, dated 8/31/10, repurchase price $145,001 0.15%, 9/1/10	145,000	145,000

		1,247,875

Total Repurchase Agreements (Cost $1,321,185)		1,321,185

Total Investments - 101.9% (Cost $6,324,476) (4)		6,324,476

Liabilities less Other Assets - (1.9)%		(115,348)

NET ASSETS - 100.0%		$6,209,128

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S.Treasury Bonds	$22,080	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$52,726	0.88% - 3.63%	1/31/11 - 8/15/19

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$736,753	0.63% - 7.00%	9/24/12 - 4/1/40
FHLB	$265,893	1.82% - 4.88%	12/13/13 - 8/24/15
FHLMC	$112,896	2.59% - 6.00%	1/5/27 - 4/1/38
GNMA	$15,421	3.13% - 8.00%	7/20/22 - 8/20/40
U.S. Treasury Notes	$147,904	0.75%	8/15/13

(4)	The cost for federal income tax purposes was $6,324,476.

Percentages shown are based on net assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Portfolio	$—	$6,324,476	(1)	$—	$6,324,476

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.9% (1)
Federal Farm Credit Bank - 31.8%
FFCB Bonds, 5.25%, 9/13/10	$30,000	$30,049
0.41%, 10/26/10	20,000	20,002
3.75%, 12/6/10	23,135	23,349
0.45%, 1/4/11	15,000	15,004
FFCB Discount Notes, 0.13%, 9/2/10	100,000	100,000
0.14%, 9/2/10	105,000	105,000
0.15%, 9/2/10	20,000	20,000
0.21%, 9/2/10	25,000	25,000
0.21%, 9/3/10	20,000	20,000
0.13%, 9/7/10	75,000	74,998
0.27%, 9/7/10	5,000	5,000
0.27%, 9/8/10	20,000	19,999
0.23%, 9/9/10	20,000	19,999
0.15%, 9/10/10	50,000	49,998
0.24%, 9/15/10	40,000	39,996
0.15%, 9/16/10	50,000	49,997
0.16%, 9/17/10	30,000	29,998
0.25%, 9/20/10	15,000	14,998
0.15%, 9/23/10	30,000	29,997
0.25%, 9/23/10	20,000	19,998
0.15%, 9/27/10	30,000	29,996
0.23%, 9/27/10	35,000	34,995
0.16%, 9/29/10	93,000	92,988
0.20%, 9/29/10	15,000	14,998
0.23%, 9/30/10	20,000	19,996
0.23%, 10/7/10	20,000	19,995
0.20%, 10/8/10	10,000	9,998
0.24%, 10/8/10	20,000	19,995
0.15%, 10/13/10	20,000	19,997
0.17%, 10/15/10	25,000	24,995
0.25%, 10/18/10	20,000	19,993
0.25%, 10/19/10	40,000	39,987
0.26%, 11/10/10	20,000	19,990
0.26%, 11/12/10	20,000	19,988
0.36%, 11/12/10	25,000	24,985
0.16%, 11/15/10	65,000	64,975
0.26%, 11/15/10	20,000	19,992
0.19%, 11/19/10	20,000	19,992
0.29%, 11/23/10	25,000	24,983
0.30%, 12/2/10	10,000	9,992
0.27%, 12/14/10	15,000	14,988
0.36%, 12/21/10	20,000	19,978
0.21%, 12/29/10	10,000	9,993
0.21%, 12/30/10	15,000	14,988
0.26%, 12/30/10	15,000	14,988
0.24%, 1/13/11	20,000	19,982
0.24%, 1/14/11	20,000	19,982
0.23%, 1/24/11	5,000	4,995
0.23%, 1/25/11	20,000	19,980
0.26%, 1/25/11	50,000	49,949
0.21%, 1/26/11	25,000	24,978
0.21%, 1/27/11	25,000	24,978
0.22%, 1/27/11	20,000	19,982
0.21%, 1/31/11	25,000	24,978
0.23%, 2/3/11	40,000	39,960
0.23%, 2/16/11	25,000	24,973
0.22%, 2/17/11	20,000	19,979
0.23%, 2/17/11	25,000	24,974
0.24%, 2/18/11	20,000	19,977
0.23%, 2/22/11	10,000	9,989
0.30%, 3/3/11	10,000	9,985
0.25%, 3/4/11	40,000	39,949
0.23%, 3/14/11	20,000	19,975
0.23%, 3/15/11	20,000	19,975
0.22%, 3/16/11	20,000	19,974
0.25%, 3/16/11	40,000	39,948
0.30%, 3/21/11	75,000	74,874
0.25%, 3/30/11	40,000	39,940
0.26%, 3/30/11	40,000	39,940
0.21%, 4/1/11	20,000	19,975
0.32%, 4/6/11	50,000	49,904
0.28%, 4/18/11	40,000	39,929
0.30%, 5/4/11	40,000	39,918
0.28%, 5/16/11	50,000	49,900
0.28%, 5/20/11	20,000	19,959
0.22%, 5/31/11	20,000	19,967
0.30%, 6/10/11	45,000	44,894
0.42%, 7/14/11	10,000	9,964
0.28%, 8/10/11	20,000	19,947
FFCB FRN, 0.19%, 9/1/10	125,000	125,000
0.29%, 9/1/10	100,000	99,987
0.38%, 9/1/10	17,300	17,306
0.74%, 9/1/10	75,000	75,000
0.31%, 9/2/10	45,000	45,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.9% (1) continued
Federal Farm Credit Bank - 31.8% continued
0.28%, 9/3/10	$100,000	$100,000
0.51%, 9/3/10	53,000	53,000
0.55%, 9/4/10	25,000	25,001
0.20%, 9/7/10	85,000	85,000
0.23%, 9/9/10	65,000	65,000
0.65%, 9/9/10	11,435	11,449
0.22%, 9/14/10	50,000	49,997
0.58%, 9/15/10	235,000	235,024
0.17%, 9/17/10	40,000	40,002
0.21%, 9/17/10	30,000	30,000
0.17%, 9/18/10	100,000	100,001
0.29%, 9/20/10	75,000	74,997
0.51%, 9/20/10	229,000	229,000
0.18%, 9/22/10	75,000	75,000
0.18%, 9/24/10	75,000	75,002
0.26%, 9/27/10	50,000	49,998
FFCB Notes, 5.38%, 7/18/11	10,000	10,443

		3,980,927

Federal Home Loan Bank - 43.5%
FHLB Bonds,
3.00%, 9/10/10	5,900	5,904
4.50%, 9/10/10	24,335	24,359
5.13%, 9/10/10	70,150	70,235
0.60%, 9/17/10	30,000	30,004
4.38%, 9/17/10	79,660	79,805
0.77%, 9/29/10	11,830	11,835
5.13%, 9/29/10	45,845	46,018
1.25%, 10/14/10	10,000	10,011
0.42%, 10/15/10	19,585	19,589
0.50%, 10/18/10	50,000	50,014
0.38%, 10/19/10	6,650	6,651
3.38%, 10/20/10	10,200	10,241
0.48%, 10/25/10	33,225	33,235
0.50%, 10/25/10	49,200	49,218
0.45%, 10/28/10	79,500	79,527
0.50%, 10/29/10	84,500	84,549
4.25%, 11/2/10	15,080	15,182
0.38%, 11/4/10	20,000	20,001
0.38%, 11/5/10	40,000	39,998
6.63%, 11/15/10	5,215	5,283
0.38%, 11/16/10	10,500	10,501
0.28%, 11/17/10	10,000	10,000
0.25%, 11/26/10	40,000	39,995
0.28%, 11/26/10	18,465	18,468
0.85%, 12/3/10	19,750	19,777
3.00%, 12/10/10	5,130	5,168
3.25%, 12/10/10	75,000	75,610
3.50%, 12/10/10	17,480	17,634
4.75%, 12/10/10	31,615	31,995
0.38%, 12/14/10	40,000	40,006
3.63%, 12/17/10	41,940	42,356
0.25%, 12/21/10	13,740	13,737
0.25%, 12/28/10	36,250	36,249
0.57%, 12/29/10	10,000	10,007
0.26%, 1/13/11	78,075	78,075
1.63%, 1/21/11	9,400	9,452
0.35%, 4/1/11	10,000	10,000
0.58%, 6/3/11	75,000	74,993
3.63%, 7/1/11	20,000	20,524
FHLB Discount Notes, 0.10%, 9/1/10	1,468,567	1,468,567
0.13%, 9/1/10	45,400	45,400
0.15%, 9/1/10	17,393	17,393
0.16%, 9/1/10	150,000	150,000
0.16%, 9/3/10	200,000	199,998
0.13%, 9/7/10	75,000	74,998
0.14%, 9/7/10	75,000	74,998
0.14%, 9/8/10	40,000	39,999
0.15%, 9/8/10	55,950	55,948
0.16%, 9/8/10	200,000	199,994
0.14%, 9/10/10	26,000	25,999
0.14%, 9/15/10	75,000	74,995
0.16%, 9/15/10	130,900	130,892
0.19%, 9/15/10	94,603	94,597
0.17%, 9/17/10	20,000	19,999
0.14%, 9/22/10	25,000	24,998
0.17%, 9/24/10	70,000	69,993
0.30%, 9/28/10	60,000	59,986
0.22%, 10/20/10	100,000	99,970
0.36%, 10/25/10	90,000	89,953
0.18%, 10/26/10	100,000	99,972
0.28%, 12/10/10	30,000	29,977
0.27%, 12/27/10	30,000	29,974
FHLB FRN, 0.24%, 9/1/10	16,900	16,896
0.40%, 9/1/10	12,500	12,505
0.46%, 9/1/10	75,000	75,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 76.9% (1) continued
Federal Home Loan Bank - 43.5% continued
0.59%, 9/1/10	$100,000	$99,999
0.69%, 9/1/10	130,000	129,999
0.39%, 9/6/10	10,000	10,001
0.19%, 9/11/10	195,000	194,952
0.18%, 9/17/10	65,000	65,000
0.19%, 9/26/10	60,000	60,004
0.47%, 10/15/10	25,000	25,006
0.48%, 10/15/10	5,000	5,001
0.47%, 10/19/10	50,000	50,018
FHLB Notes, 0.50%, 10/29/10	13,855	13,862
0.28%, 11/10/10	135,000	135,010
0.33%, 12/10/10	20,000	20,003
0.88%, 1/20/11	8,005	8,024
0.50%, 1/28/11	12,200	12,200
0.75%, 3/18/11	20,000	20,049
0.70%, 4/18/11	5,500	5,516
0.35%, 4/25/11	25,500	25,503
3.13%, 6/10/11	15,000	15,331
5.25%, 6/10/11	5,130	5,323

		5,440,008

Tennessee Valley Authority - 1.6%
Tennessee Valley Authority Bonds, 5.63%, 1/18/11	25,000	25,498
Tennessee Valley Authority Discount Notes, 0.15%, 9/23/10	170,000	169,985

		195,483

Total U.S. Government Agencies (Cost $9,616,418)		9,616,418

U.S. GOVERNMENT OBLIGATIONS - 25.5%
U.S. Treasury Bills - 19.9%
0.06%, 9/2/10	175,000	174,999
0.12%, 9/2/10	325,000	324,999
0.13%, 9/2/10	100,000	100,000
0.14%, 9/2/10	530,000	529,998
0.14%, 9/9/10	75,000	74,998
0.14%, 9/16/10	200,000	199,987
0.15%, 9/16/10	325,000	324,979
0.17%, 9/16/10	12,000	11,999
0.15%, 9/23/10	175,000	174,983
0.14%, 9/30/10	100,000	99,988
0.15%, 9/30/10	75,000	74,991
0.16%, 10/7/10	50,000	49,992
0.15%, 10/14/10	30,000	29,995
0.16%, 10/21/10	25,000	24,995
0.15%, 11/4/10	65,000	64,983
0.16%, 11/4/10	8,000	7,998
0.22%, 11/12/10	22,000	21,990
0.16%, 11/26/10	20,000	19,992
0.43%, 12/16/10	18,000	17,991
0.19%, 1/13/11	45,000	44,968
0.19%, 1/20/11	75,000	74,944
0.19%, 2/3/11	30,000	29,976

		2,479,745

U.S. Treasury Notes - 5.6%
3.88%, 9/15/10	10,000	10,014
2.00%, 9/30/10	195,000	195,265
1.50%, 10/31/10	275,000	275,552
0.88%, 1/31/11	18,000	18,051
0.88%, 2/28/11	20,000	20,065
4.50%, 2/28/11	55,000	56,174
0.88%, 3/31/11	25,000	25,091
4.63%, 8/31/11	100,000	104,288

		704,500

Total U.S. Government Obligations (Cost $3,184,245)		3,184,245

Investments, at Amortized Cost ($12,800,663)		12,800,663

Total Investments - 102.4% (Cost $12,800,663) (2)		12,800,663

Liabilities less Other Assets - (2.4)%		(302,695)

NET ASSETS - 100.0%		$12,497,968

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal incoime tax purposes was $12,800,663.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Select Portfolio	$—	$12,800,663	(1)	$—	$12,800,663

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 25.3%
U.S. Treasury Bills - 9.0%
0.23%, 9/23/10	$30,000	$29,995
0.41%, 9/23/10	8,000	7,999
0.15%, 10/14/10	1,000	1,000
0.24%, 10/14/10	10,000	9,997
0.37%, 10/21/10	60,000	59,969
0.40%, 12/16/10	45,000	44,946
0.41%, 12/16/10	55,000	54,934
0.45%, 12/16/10	18,000	17,978
0.21%, 1/6/11	100,000	99,926
0.32%, 2/10/11	44,895	44,830
0.38%, 3/10/11	50,000	49,902

		421,476

U.S. Treasury Notes - 16.3%
2.00%, 9/30/10	123,000	123,173
4.50%, 11/15/10	62,000	62,512
1.25%, 11/30/10	210,000	210,492
5.00%, 2/15/11	5,000	5,106
0.88%, 2/28/11	155,000	155,419
4.50%, 2/28/11	70,000	71,452
4.75%, 3/31/11	40,000	40,993
1.13%, 6/30/11	25,000	25,158
5.13%, 6/30/11	25,000	25,969
4.63%, 8/31/11	45,000	46,932

		767,206

Total U.S. Government Obligations (Cost $1,188,682)		1,188,682

Investments, at Amortized Cost ($1,188,682)		1,188,682

REPURCHASE AGREEMENTS - 74.6%
Joint Repurchase Agreements - 2.0% (1)
Bank of America Securities LLC, dated 8/31/10, repurchase price $21,290 0.18%, 9/1/10	21,290	21,290
Morgan Stanley & Co., Inc., dated 8/31/10, repurchase price $21,290 0.22%, 9/1/10	21,290	21,290
Societe Generale, New York Branch, dated 8/31/10, repurchase price $21,290 0.23%, 9/1/10	21,290	21,290
UBS Securities LLC, dated 8/31/10, repurchase price $31,935 0.23%, 9/1/10	31,935	31,935

		95,805

Repurchase Agreements - 72.6% (2)
Bank of America Securities LLC, dated 8/31/10, repurchase price $321,302 0.23%, 9/1/10	321,300	321,300
Barclays Capital, Inc., dated 8/31/10, repurchase price $955,006 0.24%, 9/1/10	955,000	955,000
BNP Paribas Securities Corp., dated 8/31/10, repurchase price $810,005 0.23%, 9/1/10	810,000	810,000
Citigroup Global Markets, Inc., dated 8/31/10, repurchase price $415,003 0.25%, 9/1/10	415,000	415,000
Credit Suisse, dated 8/31/10, repurchase price $65,000 0.24%, 9/1/10	65,000	65,000
HSBC Securities (USA), Inc., dated 8/31/10, repurchase price $205,001 0.23%, 9/1/10	205,000	205,000
RBS Securities, Inc., dated 8/31/10, repurchase price $435,003 0.24%, 9/1/10	435,000	435,000
Societe Generale, New York Branch, dated 8/31/10, repurchase price $200,001 0.23%, 9/1/10	200,000	200,000

		3,406,300

Total Repurchase Agreements (Cost $3,502,105)		3,502,105

Total Investments - 99.9% (Cost $4,690,787) (3)		4,690,787

Other Assets less Liabilities - 0.1%		2,723

NET ASSETS - 100.0%		$4,693,510

(1)	The nature and terms of the collateral received for the joint repurchaseagreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$28,855	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$68,905	0.88% - 3.63%	1/31/11 - 2/15/19

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$59,653	0.00%	8/15/2011
U.S. Treasury Bonds	$209,104	7.50% - 8.13%	5/15/21 - 11/15/24
U.S. Treasury Notes	$2,987,420	0.88% - 5.13%	8/31/11 - 2/15/19
U.S. Treasury Strips	$221,674	0.00%	8/15/33 - 6/15/40

(3)	The cost for federal income tax purposes was $4,690,787.

Percentages shown are based on net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market particpiants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$4,690,787	(1)	$—	$4,690,787

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0%
Alabama - 1.8%
Hoover Alabama Multi-family Revenue Refunding VRDB, Housing Royal Oaks Apartments Project, (Federal Home Loan Mortgage Corp. Insured), 0.30%, 9/9/10	$5,200	$5,200
Taylor-Ryan Improvement District No. 2 Alabama Special Assessment VRDB, (Wells Fargo & Company LOC), 0.30%, 9/9/10	14,800	14,800
West. Jefferson Alabama Industrial Development Board Pollution Control Revenue Refunding Bonds, Alabama Power Co. Project, 0.25%, 9/9/10	10,000	10,000

		30,000

Arizona - 1.0%
Arizona Health Facilities Authority Revenue VRDB, Health Facilities Royal Oaks Project, (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	5,485	5,485
Arizona Health Facilities Authority Revenue Bonds, The Terraces Project, Series B-1 (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	2,055	2,055
Salt River Project Arizona Agriculture Improvement & Power District Electric Systems Revenue Bonds, Salt River Project, Series A 0.30%, 9/9/10 (1)	2,300	2,300
Sun Devil Energy Center LLC Arizona Revenue Refunding Bonds, Arizona St. University Project, (AGM Insured), 0.39%, 9/9/10	7,500	7,500

		17,340

California - 6.8%
California State Department Water Resource Power Supply Revenue VRDB, Series C-17 (Bank of New York Mellon Corp. LOC), 0.24%, 9/9/10	2,600	2,600
California State G.O. Bonds, Series A-3 (Bank of Montreal LOC), 0.25%, 9/1/10	48,100	48,100
California Statewide Communities Development Authority Revenue VRDB, Amern Baptist Homes West, (Bank of New York Mellon Corp. LOC), 0.26%, 9/9/10	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities, Series B (Bank of America Corp. LOC), 0.28%, 9/9/10	1,100	1,100
California Statewide Communities Development Authority Revenue VRDB, Rady Children’s Hospital, Series D (Wachovia Bank N.A. LOC), 0.24%, 9/1/10	33,580	33,580
East. Bay California Municipal Utilities District Water Systems Revenue Refunding VRDB, Series A-2 0.30%, 9/9/10	4,925	4,925
Irvine California Improvement Bond Act 1915 Assessment District, Series A (KBC Groep NV LOC), 0.23%, 9/1/10	7,800	7,800
Los Angeles, California Department Water & Power Revenue VRDB, Power Systems, 0.28%, 9/9/10	5,000	5,000
Los Angeles, California G.O. Bonds, TRANS, 2.00%, 4/21/11	5,000	5,044
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (Federal National Mortgage Association Gtd.), 0.27%, 9/9/10	800	800

		113,949

Colorado - 1.4%
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Foundations Academy Project, (US Bancorp LOC), 0.28%, 9/9/10	4,655	4,655

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Colorado - 1.4% continued
Colorado Educational & Cultural Facilities Authority Revenue Concordia University Irvine Project, (US Bancorp LOC), 0.25%, 9/1/10	$1,480	$1,480
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement, (Bank of America Corp. LOC), 0.28%, 9/9/10	5,080	5,080
Colorado Health Facilities Authority Revenue Senior Living Facilities Eaton Terrace, Series A (US Bancorp LOC), 0.28%, 9/9/10	2,155	2,155
Denver, Colorado City & County Multi-Family Housing Revenue Ogden Residences Project, (Credit Agricole Corp. and Investment Bank LOC), 0.36%, 9/1/10	1,700	1,700
Mid-cities Metropolitan District No. 1 Colorado Special Revenue Refunding VRDB, Series B (BNP Paribas LOC), 0.27%, 9/9/10	4,000	4,000
Traer Creek Metropolitan District Colorado Revenue VRDB, (BNP Paribas LOC), 0.50%, 9/9/10	200	200
Westminster, Colorado Economic Development Authority Tax Increment Revenue Refunding VRDB, Mandalay Gardens, (US Bancorp LOC), 0.25%, 9/9/10	4,300	4,300

		23,570

Connecticut - 1.1%
Connecticut State G.O. BANS, 2.00%, 5/19/11	13,885	14,038
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Pierce Memorial Baptist Home, Series A (Bank of America Corp. LOC), 0.26%, 9/9/10	2,000	2,000
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Kent School, Series E (Bank of America Corp. LOC), 0.30%, 9/9/10	2,800	2,800

		18,838

District of Columbia - 2.9%
District Columbia G.O. TANS, 2.50%, 9/30/10	16,400	16,427
District Columbia Hospital Revenue Bonds, Children’s Hospital Obligation, Sub-series 2 (AGM Insured), 0.32%, 9/9/10 (1)	17,585	17,585
District Columbia Revenue VRDB, American Legacy Foundation, 0.29%, 9/9/10	6,000	6,000
District Columbia Revenue VRDB, Henry J Kaiser Foundation, 0.30%, 9/9/10	1,200	1,200
District Columbia Water & Sewer Authority Public Utility Revenue Bonds,
(AGM Insured), 0.31%, 9/9/10 (1)	7,000	7,000

		48,212

Florida - 8.4%
Brevard County Florida Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep NV LOC), 0.28%, 9/9/10	6,400	6,400
Citizens Property Insurance Corp. Florida High Risk Senior Secured Notes, Series A 2.00%, 4/21/11	12,000	12,054
Florida Housing Financial Agency VRDB, Multi-family Housing Lakeside, Series B (Federal National Mortgage Association Insured), 0.29%, 9/9/10	4,675	4,675
Gainesville, Florida Utilities Systems Revenue VRDB, Series B 0.26%, 9/9/10	7,335	7,335

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Florida - 8.4% continued
Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/Sunbelt, Series A (Federal Home Loan Bank of Atlanta LOC), 0.26%, 9/9/10	$15,190	$15,190
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series A (M&T Bank Corp. Insured), 0.28%, 9/9/10	18,755	18,755
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series C 0.26%, 9/9/10	10,000	10,000
Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Baptist Medical, Series B (BB&T Corp. LOC), 0.29%, 9/9/10	14,155	14,155
Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project, Series B (Federal Home Loan Bank of Atlanta LOC), 0.30%, 9/9/10	2,100	2,100
Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project, Series A (Wachovia Bank N.A. LOC), 0.30%, 9/9/10	5,000	5,000
Orange County Florida School Board COPS VRDB, Series B (Federal National Mortgage Association Insured), 0.30%, 9/9/10	10,700	10,700
Orlando Florida Utilities Commission Utilities Systems Revenue VRDB, 0.30%, 9/9/10	10,000	10,000
Pembroke Pines Florida Charter School Revenue VRDB, (AGM Insured), 0.28%, 9/9/10	10,000	10,000
Polk County Florida School Board COPS VRDB, Master Lease Program, Series B (Wells Fargo Bank N.A. LOC), 0.25%, 9/1/10	14,300	14,300

		140,664

Georgia - 2.7%
Fulton County Georgia Development Authority Revenue Bonds, Alfred & Adele Davis, (BB&T Corp. LOC), 0.30%, 9/9/10	11,550	11,550
Fulton County Georgia Residential Care Facilities Elderly Authority Revenue VRDB, First Mortgage Lenbrook Project, Series C (Bank of Scotland PLC LOC), 0.28%, 9/9/10	200	200
Gainesville & Hall County Georgia Development Authority Revenue VRDB, Senior Living Facility Lanier Village, Series B (TD Banknorth Inc. LOC), 0.23%, 9/1/10	5,800	5,800
Macon Bibb County Georgia Industrial Authority Reform & Improvement, Bass-Sofkee, 0.33%, 9/9/10	11,200	11,200
Municipal Electric Authority Georgia VRDB, Project 1, Sub-series B (JPMorgan Chase Bank N.A. LOC), 0.33%, 9/9/10	12,300	12,300
Smyrna Georgia Housing Authority Multifamily Housing Revenue F & M Villages Project, (JPMorgan Chase Bank N.A. Gtd.), 0.30%, 9/9/10	4,920	4,920

		45,970

Illinois - 9.8%
Chicago Illinois G.O. Refunding VRDB, Series D (Federal Home Loan Mortgage Co. Insured), 0.34%, 9/9/10	7,000	7,000
Series E 0.34%, 9/1/10	16,800	16,800
Chicago Illinois G.O. VRDB, Neighborhoods Alive, Series 21-B-3 (Federal National Mortgage Association LOC), 0.29%, 9/1/10	8,900	8,900
Chicago Illinois Wastewater Transmission Revenue Refunding VRDB, Sub-series C-1 (US Bancorp LOC), 0.25%, 9/1/10	2,300	2,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Illinois - 9.8% continued
Illinois Educational Facilities Authority Revenue The Adler Planetarium, (Federal Home Loan Bank of Boston LOC), 0.28%, 9/9/10	$12,550	$12,550
Illinois Educational Facilities Authority Revenues University Chicago, Series B-3 0.46%, 5/4/11	7,000	7,000
Illinois Educational Facilities Authority Student Housing Revenue IIT State, Series A (Harris Bankcorp Inc. LOC), 0.33%, 9/9/10	7,900	7,900
Illinois Financial Authority Revenue Northwestern University, Sub-series B 0.32%, 3/1/11	8,850	8,850
Illinois Financial Authority Revenue VRDB, Marwen Foundation Project, (Bank of New York Mellon Corp. LOC), 0.45%, 9/9/10	5,080	5,080
Illinois Financial Authority Revenue VRDB, The Clare At Water Project, Series D (Bank of America Corp. LOC), 0.32%, 9/9/10	40,000	40,000
Illinois Financial Authority Revenue VRDB, Landing At Plymouth Place, Series C (Bank of America Corp. LOC), 0.28%, 9/9/10	2,450	2,450
Illinois Intl Port District Revenue Refunding VRDB, (Bank of America Corp. LOC), 0.49%, 9/9/10	3,000	3,000
Illinois State Toll Highway Authority Toll Highway Revenue Refunding VRDB, Senior Priority, Series A-2 0.33%, 9/9/10	7,500	7,500
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Senior Priority, Series A-1 0.31%, 9/9/10	2,300	2,300
Kane County Illinois Revenue Glenwood School For Boys, (Harris Bankcorp Inc. LOC), 0.31%, 9/9/10	5,000	5,000
Morton Grove, Illinois Cultural Facility Revenue VRDB, Illinois Holocaust Museum & Education, (Bank of America Corp. LOC), 0.31%, 9/9/10	9,500	9,500
Oak Forest Illinois Revenue Weekly Mode-Homewood Pool, (Fifth Third Financial Corp LOC), 0.49%, 9/9/10	7,700	7,700
Peoria, Illinois Industrial Development Revenue Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.60%, 9/9/10	450	450
Springfield, Illinois Community Improvement Revenue VRDB, Abraham Lincoln, Series A (Harris Bankcorp Inc. LOC), 0.32%, 9/9/10	4,250	4,250
Will County Illinois Revenue VRDB, Joliet Catholic Academy Project, (Harris Bankcorp Inc. LOC), 0.32%, 9/9/10	6,250	6,250

		164,780

Indiana - 1.9%
Indiana Financial Authority Health Systems Revenue Refunding VRDB, Sisters St. Francis, Series I (Wells Fargo Bank N.A. LOC), 0.26%, 9/9/10	3,600	3,600
Indiana Health Facilities Financing Authority Revenue VRDB, Senior Living-Greencroft Obligation, (Bank of America Corp. LOC), 0.28%, 9/9/10	1,111	1,111
Indiana Health Facility Financing Authority Revenue VRDB, Franciscan Eldercare Project, Series B (Bank of America Corp. LOC), 0.32%, 9/9/10	16,045	16,045
Indiana State Financial Authority Revenue VRDB, Ascension Health, Series E-8 0.26%, 9/9/10	12,000	12,000

		32,756

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Iowa - 0.8%
Iowa Financial Authority Health Care Facilities Revenue VRDB, St Lukes Health, Series A (General Electric Capital Corp. LOC), 0.27%, 9/9/10	$3,100	$3,100
Iowa Financial Authority Retirement Community Revenue VRDB, Wesley Retirement Services, Series B (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/10	8,000	8,000
Iowa Higher Education Loan Authority Revenue Private College, Luther College Project, (Wachovia Bank N.A. LOC), 0.27%, 9/9/10	2,725	2,725

		13,825

Kentucky - 0.6% Fort Mitchell Kentucky League of Cities Funding Trust. Lease Program VRDB, Series A (US Bancorp LOC), 0.29%, 9/9/10	1,850	1,850
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep NV LOC), 0.28%, 9/9/10	4,015	4,015
Kentucky Rural Water Financial Corp Public Project Revenue Construction Notes, Series B-2 1.25%, 1/1/11	3,000	3,005
Morehead Kentucky League of Cities Funding Trust. Lease Program Revenue VRDB, Series A (US Bancorp LOC), 0.29%, 9/9/10	426	426

		9,296

Louisiana - 1.3%
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (Federal Home Loan Bank of Atlanta LOC), 0.28%, 9/9/10	21,300	21,300

Maryland - 3.3%
Baltimore County Maryland Multi-family Refunding VRDB, Housing Lincoln Woods Apartments, (Federal National Mortgage Association Insured), 0.30%, 9/9/10	8,194	8,194
Maryland State Community Development Administration Department Housing & Community Development VRDB, Non-AMT Non-Ace Multi-family, Series F (Federal Home Loan Mortgage Corp. Insured), 0.29%, 9/9/10	3,100	3,100
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical Systems, Series A (Citizens Bank of Pennsylvania LOC), 0.43%, 9/9/10	6,500	6,500
Series E (Bank of Montreal LOC), 0.27%, 9/9/10	7,500	7,500
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care, Series A (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	10,060	10,060
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	11,400	11,400
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Federal National Mortgage Association LOC), 0.29%, 9/9/10	8,000	8,000

		54,754

Massachusetts - 4.0%
Massachusetts State Department Transportation Metropolitan Highway Systems Revenue VRDB, Series A-1 (Citibank N.A. LOC), 0.25%, 9/9/10	16,000	16,000
Massachusetts State Development Financial Agency Revenue VRDB, Linden Ponds Inc., Series B (Federal Home Loan Mortgage Co. LOC), 0.28%, 9/9/10	18,105	18,105

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Massachusetts - 4.0% continued
Massachusetts State Development Financial Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.29%, 9/9/10	$21,755	$21,755
Massachusetts State Development Financial Agency Revenue VRDB, Seashore Point-Deaconess Inc., (Credit Agricole Corp. & Investment Bank LOC), 0.28%, 9/9/10	800	800
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Children’s Hospital, Series N-1 (Toronto-Dominion Bank LOC), 0.24%, 9/9/10	10,000	10,000

		66,660

Michigan - 1.7%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding Bonds, Glacier Hills Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	385	385
Detroit, Michigan Sewage Disposal Revenue, Series B (AGM Insured), 0.34%, 9/9/10 (1)	5,450	5,450
Michigan Financial Authority St. Aid Notes, Series D-1 2.00%, 8/19/11	3,000	3,034
Series D-3 2.00%, 8/22/11	5,000	5,078
Michigan State G.O. Bonds, 2.00%, 9/30/10	15,000	15,017

		28,964

Minnesota - 1.9%
Mankato Minnesota Multi-family Revenue VRDB, Housing Highland, (Bank of America Corp. LOC), 0.26%, 9/1/10	2,200	2,200
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care System VRDB, Children’s Hospital Clinics, Series A (Citibank N.A. Insured), 0.27%, 9/1/10	4,300	4,300
Minnesota School Districts Tax & Aid Antic Borrowing Program COPS, 2.00%, 9/10/10	13,000	13,005
Minnesota State Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q (Wells Fargo Bank N.A. LOC), 0.22%, 9/1/10	1,175	1,175
University of Minnesota, Series A 0.31%, 9/9/10	11,500	11,500

		32,180

Mississippi - 0.3%
Jackson County Mississippi G.O. Refunding VRDB, Water System, 0.35%, 2/1/11	4,940	4,940

Missouri - 1.9%
Kansas City Missouri Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments, (Federal Home Loan Mortgage Corp. LOC), 0.30%, 9/9/10	7,800	7,800
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Rockhurst University, (Bank of America Corp. LOC), 0.27%, 9/1/10	4,905	4,905
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Southwest Baptist University Project, (Bank of America Corp. LOC), 0.27%, 9/1/10	4,260	4,260
Missouri State Public Utilities Community Revenue Interim Construction Notes, 2.00%, 8/1/11	5,000	5,057
St. Joseph, Missouri Industrial Development Authority Health Facilities Revenue VRDB, Heartland Regional Medical Center, Series A (US Bancorp LOC), 0.24%, 9/9/10	3,300	3,300

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Missouri - 1.9% continued
St. Louis County Missouri Industrial Development Authority Revenue International Lutheran Laymens Project, Series A (Fifth Third Financial Corp LOC), 0.40%, 9/1/10	$7,055	$7,055

		32,377

Nebraska - 0.8%
Nebraska Educational Financial Authority Revenue Refunding Bonds, Creighton University Projects, (Motiva LOC), 0.25%, 9/1/10	10,000	10,000
Nebraska Elementary & Secondary School Financial Authority Educational Facilities Revenue VRDB, Lutheran School Project Fund, Series B (Fifth Third Financial Corp LOC), 0.35%, 9/1/10	3,145	3,145

		13,145

Nevada - 0.2%
Carson City Nevada Hospital Revenue VRDB, Carson-Tahoe Hospital Project, Series B (US Bancorp LOC), 0.27%, 9/9/10	2,700	2,700
Las Vegas Valley Nevada Water District Water Improvement, Series C 0.31%, 9/1/10	485	485

		3,185

New Hampshire - 0.9%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods-Exeter, (Bank of America Corp. LOC), 0.28%, 9/9/10	7,865	7,865
New Hampshire Health & Education Facilities Authority Revenue VRDB, Southern New Hampshire University, (TD Banknorth Inc. LOC), 0.25%, 9/9/10	2,100	2,100
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, Series B (US Bancorp LOC), 0.27%, 9/9/10	2,390	2,390
New Hampshire Health & Education Facilities Authority Revenue VRDB, Tilton School, (Banco Santander S.A. LOC), 0.43%, 9/9/10	3,400	3,400

		15,755

New Jersey - 0.4%
New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth Inc. LOC), 0.27%, 9/9/10	1,100	1,100
New Jersey Economic Development Authority Economic Development Revenue VRDB, Frisch School Project, (JPMorgan Chase Bank N.A. LOC), 0.27%, 9/9/10	2,700	2,700
New Jersey Health Care Facilities Financing Authority Revenue VRDB, RWJ Health Care Corp., (Toronto-Dominion Bank LOC), 0.25%, 9/9/10	3,000	3,000

		6,800

New York - 11.1%
Metropolitan Transit Authority Revenue BANS, Sub-series A 0.35%, 9/9/10	25,000	25,000
Sub-series C (Royal Bank of Scotland NV LOC), 0.36%, 9/13/10	10,000	10,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding VRDB, Series A 0.32%, 9/9/10	15,000	15,000
Metropolitan Transportation Authority New York Revenue RANS, 2.00%, 12/31/10	10,000	10,053
Metropolitan Transportation Authority New York Revenue VRDB, Sub-Series E-2 (BNP Paribas LOC), 0.26%, 9/9/10	4,690	4,690

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 7 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
New York - 11.1% continued
New York Liberty Development Corp. Liberty Revenue VRDB, World Trade Center Project, Series A (United States Treasury Escrowed), 0.50%, 1/18/11	$60,000	$60,000
New York New York City Municipal Water Financial Authority Water & Sewer Systems Revenue 2nd General Resolution, Series Aa-3 0.38%, 9/9/10	4,750	4,750
New York State Urban Development Corp. Revenue Various State Facilities, Series A3A 0.34%, 9/9/10	8,300	8,300
New York, New York City Transitional Finance Authority Revenue VRDB, Future Tax, Series G-5 0.26%, 9/9/10	30,000	30,000
Ulster County New York Industrial Development Agency Civic Facility Revenue VRDB, Kingston Regional Senior Living, Series C (BB&T Corp. LOC), 0.28%, 9/9/10	7,490	7,490
Warren & Washington Counties New York Industrial Development Agency Civic Facility Revenue VRDB, Glen At Highland Meadows Project, (Banco Santander SA LOC) 0.29%, 9/9/10	11,155	11,155

		186,438

North Carolina - 1.9%
Mecklenburg County North Carolina COPS VRDB, 0.30%, 9/9/10	14,850	14,850
North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, 1st Mortgage Southminster, (Banco Santander S.A. LOC), 0.30%, 9/9/10	6,635	6,635
North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Wakemed, Series B (Wachovia Bank N.A. LOC), 0.29%, 9/9/10	9,400	9,400
Raleigh North, Carolina COPS VRDB, Downtown, Series B 0.36%, 9/9/10	900	900
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series A 0.30%, 9/9/10 (1)	800	800

		32,585

Ohio - 1.3%
Cuyahoga County Ohio Economic Development Revenue Hathaway Brown School Project, (KeyBank LOC), 0.38%, 9/9/10	680	680
Medina County Ohio Health Care Facilities Revenue VRDB, Southwest General Health Center, (Pnc Bancorp Inc. LOC), 0.29%, 9/9/10	7,605	7,605
Parma Ohio Hospital Improvement Revenue VRDB, Parma Community General Hospital, Series C (JPMorgan Chase Bank N.A. LOC), 0.26%, 9/9/10	13,200	13,200
Warren County Ohio Health Care Facilities Revenue VRDB, Improvement Otterbein Homes, Series B (US Bancorp LOC), 0.27%, 9/9/10	600	600

		22,085

Oregon - 1.1%
Clackamas County Oregon Hospital Facility Authority Revenue Refunding VRDB, Willamette, Series A-1 (Banco Santander S.A. LOC), 0.30%, 9/9/10	8,220	8,220
Oregon State G.O. TANS, 2.00%, 6/30/11	10,000	10,133

		18,353

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Pennsylvania - 4.3%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, FirstEnergy Generation, (TD Banknorth Inc. LOC), 0.26%, 9/1/10	$2,000	$2,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue VRDB, FirstEnergy Nuclear, Series B (Citibank N.A. LOC), 0.28%, 9/9/10	12,600	12,600
Berks County Pennsylvania Municipal Authority Revenue VRDB, Phoebe-Devitt Homes Project, Series A (Banco Santander S.A. LOC), 0.30%, 9/9/10	6,185	6,185
Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group, (KBC Groep NV LOC), 0.28%, 9/9/10	21,610	21,610
Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project, (Banco Santander S.A. LOC), 0.30%, 9/9/10	9,700	9,700
Lancaster Pennsylvania Industrial Development Authority Revenue VRDB, Mennonite Home Project, (Royal Bank of Scotland NV LOC), 0.35%, 9/9/10	9,600	9,600
Montgomery County Pennsylvania G.O. Bonds, Series A 0.25%, 9/1/10	7,400	7,400
Ridley Pennsylvania School District G.O. Bonds, (TD Banknorth Inc. LOC), 0.30%, 9/9/10	2,900	2,900

		71,995

South Carolina - 1.6%
Columbia, South Carolina Waterworks & Sewer Systems Revenue VRDB, (US Bancorp LOC), 0.24%, 9/1/10	14,900	14,900
Piedmont Municipal Power Agency South Carolina Electric Revenue VRDB, Series C (Comerica Bank Insured), 0.40%, 9/9/10	12,500	12,500

		27,400

South Dakota - 0.2%
South Dakota Housing Development Authority VRDB, Homeownership Mortgage, Series C 0.31%, 9/9/10	4,000	4,000

Tennessee - 3.6%
Blount County Tenn Public Bldg Auth VRDB, Local Government Public Improvement, Series E-5-B (BB&T Corp. LOC), 0.30%, 9/9/10	10,000	10,000
Blount County Tennessee Public Bldg Auth VRDB, Local Government Public Improvement, Series E-1-A (BB&T Corp. LOC), 0.30%, 9/1/10	11,000	11,000
Industrial Development Board Blount County & Cities Alcoa & Maryville VRDB, Local Government Improvement, Series A (BB&T Corp. LOC), 0.30%, 9/9/10	9,065	9,065
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily-Timberlake Project, (Federal National Mortgage Association Insured), 0.30%, 9/9/10	7,450	7,450
Tennergy Corp Tennessee Gas Revenue VRDB, Series B (Dexia Credit Local LOC), 0.32%, 9/9/10 (1)	20,565	20,565
Tennessee State Local Development Authority Revenue Student Loan Program-BANS, Series E 2.00%, 6/24/11	2,000	2,025

		60,105

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 9 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX -EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Texas - 11.0%
Austin, Texas Hotel Occupancy Tax Revenue Refunding VRDB, Series A (Dexia Credit Local LOC), 0.32%, 9/9/10	$10,000	$10,000
Gulf Coast Waste Disposal Authority Texas Pollution Control Revenue Refunding Bonds, Exxon Project, 0.22%, 9/1/10	24,150	24,150
HFDC Texas Inc. Retirement Facility Revenue VRDB, Village Gleannloch Farms, Series C (Banco Santander S.A. LOC), 0.30%, 9/9/10	4,000	4,000
Houston Texas Independent School District VRDB, Schoolhouse, 0.28%, 9/9/10	4,465	4,465
Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B (BB&T Corp. LOC), 0.30%, 9/9/10 (1)	14,625	14,625
Katy Texas Independent School District G.O. VRDB, Cash Building, Series C 0.28%, 9/9/10	22,800	22,800
Lower Neches Valley Authority Texas Pollution Control Revenue Chevron USA Inc. Project, (Chevron Corp Gtd.), 0.35%, 2/14/11	5,000	5,000
Mesquite Texas Health Facilities Development C VRDB, Retirement Facility, Series C (Bank of America Corp. LOC), 0.28%, 9/9/10	6,575	6,575
Nueces County Texas Health Facilities Development Corp. Revenue Driscoll Children’s Foundation, (Royal Bank of Scotland NV LOC), 0.30%, 9/9/10	7,500	7,500
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, Series C (US Bancorp Gtd.), 0.25%, 9/1/10	10,000	10,000
Port Arthur, Texas Navy District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises, Series C 0.25%, 9/1/10	10,600	10,600
Port Arthur, Texas Navy District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.26%, 9/9/10	12,500	12,500
Princeton, Texas Independent School District G.O. Bonds, 0.27%, 9/9/10 (1)	4,750	4,750
San Antonio, Texas Housing Trust Financial Corp. Multi-family Housing Revenue VRDB, Cevallos Lofts Apartments, (Wachovia Bank N.A. LOC), 0.31%, 9/9/10	10,000	10,000
Texas St. Revenue Bonds, TANS, 2.00%, 8/31/11	10,000	10,164
Texas State Transportation Commission Revenue VRDB, First Tier, Series B 0.33%, 9/9/10	28,600	28,600

		185,729

Utah - 0.6%
Utah Housing Corp. Multi-family Revenue VRDB, Housing Florentine Villas, Series A (Wells Fargo Bank N.A. LOC), 0.34%, 9/9/10	6,100	6,100
Utah Water Financial Agency Revenue VRDB, Series B-1 0.30%, 9/9/10 (1)	3,900	3,900

		10,000

Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Norwich University Project, (US Bancorp LOC), 0.26%, 9/9/10	16,845	16,845

Virginia - 0.4%
Charlottesville Virginia Industrial Development Authority Educational Facilities Revenue University Virginia Foundation Projects, Series A (Wachovia Bank N.A. LOC), 0.29%, 9/9/10	6,925	6,925

Washington - 1.9%
Everett Wash Public Facilities District Project Revenue VRDB, 0.50%, 9/1/10	2,000	2,000

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.0% continued
Washington - 1.9% continued
Washington State Higher Education Facilities Authority Revenue VRDB, University of Puget Sound Project, Series B (Dexia Credit Local LOC), 0.32%, 9/9/10	$6,000	$6,000
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Center s Project, (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/10	1,995	1,995
Washington State Housing Financial Community Non-profit Revenue Refunding VRDB, Hearthstone Project, (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/10	10,780	10,780
Washington State Housing Financial Community Non-profit Revenue VRDB, Gonzaga Preparatory School Project, (Bank of America Corp. LOC), 0.51%, 9/9/10	1,775	1,775
Wisconsin State G.O. Bonds TANS, 2.00%, 6/15/11	10,000	10,118

		32,668

West Virginia - 0.9%
West Virginia State Hospital Financial Authority Hospital Revenue Refunding VRDB, West Virginia United Health, Series A (BB&T Corp. LOC), 0.29%, 9/9/10	15,200	15,200

Wisconsin - 2.1%
La Crosse Wisconsin Development Revenue VRDB, University Wisconsin-La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.39%, 9/9/10	700	700
Milwaukee, Wisconsin G.O. Bonds, Series R4 1.50%, 12/15/10	2,000	2,006
Wisconsin School Districts Cash Flow Administration Program Note Partnership TANS, Series A 1.88%, 10/15/10	2,600	2,604
Wisconsin State Health & Educational Facilities Authority Revenue Beloit College, Series B (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	7,900	7,900
Wisconsin State Health & Educational Facilities Authority Revenue Goodwill Industries, (US Bancorp LOC), 0.27%, 9/9/10	5,000	5,000
Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc., Series A (US Bancorp LOC), 0.25%, 9/1/10	6,000	6,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University Inc., (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	2,265	2,265
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	8,390	8,390

		34,865

Wyoming - 0.1%
Platte County Wyoming Poll Control Revenue Tri-State G&T, Series A (National Rural Utilities Cooperative Finance Co. Gtd.), 0.48%, 9/1/10	1,000	1,000
Uinta County Wyoming Pollution Control Revenue Refunding VRDB, Chevron U.S.A. Inc Project, (Chevron Corp Gtd.), 0.23%, 9/1/10	250	250

		1,250

Total Municipal Investments (Cost $1,665,703)		1,665,703

Total Investments - 99.0% (Cost $1,665,703) (2)		1,665,703

Other Assets less Liabilities - 1.0%		16,271

NET ASSETS - 100.0%		$1,681,974

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The cost for federal income tax purposes was $1,665,703.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 11 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	AUGUST 31, 2010 (UNAUDITED)

At August 31, 2010, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Mangement	6.3%
Educational Services	13.6
Electric Services, Gas and Combines Utilities	5.9
Executive, Legislative and General Government	22.4
General Medical, Surgical and Nursing and Personal Care	7.5
Health Services and Residential Care	18.5
Urban and Community Development, Housing Programs and Social Services	12.2
All other sectors less than 5%	13.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,665,703	(1)	$—	$1,665,703

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

RANS - Revenue Anticipation Notes

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9%
Alabama - 0.4%
Taylor-Ryan Improvement District No. 2 Alabama Special Assessment VRDB, (Wells Fargo & Company LOC), 0.30%, 9/9/10	$11,800	$11,800
West. Jefferson Alabama Industrial Development Board Pollution Control Revenue Refunding Bonds, Alabama Power Co. Project, 0.25%, 9/9/10	10,000	10,000

		21,800

Alaska - 1.3%
Valdez, Alaska Marine Term Revenue Refunding Bonds, Exxon Pipeline Co. Project, Series A 0.19%, 9/1/10	36,300	36,300
Series B 0.19%, 9/1/10	27,200	27,200

		63,500

Arizona - 2.0%
Apache County Arizona Industrial Development Authority Industrial Development Revenue Tucson Electric Power, Series 83A (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	24,325	24,325
Arizona Health Facilities Authority Revenue VRDB, Health Facilities Royal Oaks Project, (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	11,350	11,350
Arizona Health Facilities Authority Revenue Bonds, The Terraces Project, Series B-1 (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	6,910	6,910
Arizona Health Facilities Authority Revenue Refunding Bonds, The Terraces, (Federal National Mortgage Association LOC), 0.30%, 9/9/10	11,000	11,000
Arizona Health Facilities Authority Revenue The Terraces Project, Series B-2 (Banco Santander S.A. LOC), 0.30%, 9/9/10	1,960	1,960
Arizona Health Facilities Authority Revenue VRDB, Banner Health, Series B (Wells Fargo Bank N.A. LOC), 0.30%, 9/9/10	8,720	8,720
Arizona Health Facilities Authority Revenue VRDB, Catholic West Loan Program, Series F (US Bancorp LOC), 0.28%, 9/9/10	7,700	7,700
Tucson Arizona Industrial Development Authority VRDB, Housing Family Housing Resource Projects, Series A (Banco Santander S.A. LOC), 0.30%, 9/9/10	7,230	7,230
Yuma Arizona Industrial Development Authority Hospital Revenue VRDB, Yuma Regional Medical Center, (Credit Agricole LOC), 0.31%, 9/9/10 (1)	19,600	19,600

		98,795

California - 3.0%
ABAG Financial Authority For Nonprofit Corp. California Revenue VRDB, Sharp Healthcare, Series D (Wells Fargo Bank N.A. LOC), 0.25%, 9/9/10	19,900	19,900
California State Department of Water Resource Power Supply Revenue VRDB, Series C-7 (Federal Home Loan Bank of Atlanta Insured), 0.30%, 9/9/10	400	400
California State Department of Water Resources Power Supply Revenue VRDB, SubSeries G-3 (BB&T Corp. Insured), 0.28%, 9/9/10	900	900
California State G.O. Bonds, Series A-3 (Bank of Montreal LOC), 0.25%, 9/1/10	14,800	14,800
California Statewide Communities Development Authority Multi-family Housing Revenue VRDB, Claremont Villas, Series A (TD Banknorth Inc. LOC), 0.27%, 9/9/10	6,785	6,785
California Statewide Communities Development Authority Multi-family Housing Revenue VRDB, South Shore Apartments, Series M (TD Banknorth Inc. LOC), 0.27%, 9/9/10	10,290	10,290

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
California - 3.0% continued
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (JPMorgan Chase Bank N.A. LOC), 0.26%, 9/9/10	$8,000	$8,000
California Statewide Communities Development Authority Revenue VRDB, Amern Baptist Homes West, (Bank of New York Mellon Corp. LOC), 0.26%, 9/9/10	25,705	25,705
California Statewide Communities Development Authority Revenue VRDB, Front Porch Communities, Series B (Bank of America Corp. LOC), 0.28%, 9/9/10	2,900	2,900
California Statewide Communities Development Authority Revenue VRDB, John Muir Health, Series A (UBS AG LOC), 0.19%, 9/1/10	10,250	10,250
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A (US Bancorp LOC), 0.25%, 9/9/10	1,500	1,500
Los Angeles, California G.O. Bonds, TRANS, 2.00%, 4/21/11	30,000	30,266
Orange County California Apartment Development Revenue Refunding VRDB, WLCO LF-Issue G, Series 3 (US Bancorp LOC), 0.25%, 9/9/10	12,500	12,500
Riverside County California Housing Authority Multi-Family Housing Revenue Refunding VRDB, Tyler Springs Apartments, Series C (Banco Santander S.A. Gtd.), 0.27%, 9/9/10	850	850
San Francisco California City & County Finance Corp. Lease Revenue Refunding Moscone Center, Series 2008-1 (Harris Bankcorp Inc. LOC), 0.30%, 9/9/10	5,000	5,000

		150,046

Colorado - 2.7%
Base Village Metropolitan District No. 2 Colorado G.O. Revenue VRDB, Ltd. Tax, Series B (Comerica Bank LOC), 0.31%, 9/9/10	6,510	6,510
Castle Pines North Finance Corp. Colorado COPS VRDB, (US Bancorp LOC), 0.25%, 9/9/10	1,000	1,000
Castle Pines North Metropolitan District Colorado G.O. Refunding VRDB, Ltd. Tax, Series C (Wells Fargo Bank N.A. LOC), 0.25%, 9/9/10	1,405	1,405
Colorado Educational & Cultural Facilities Authority Revenue Bear Creek School Project, (Banco Santander S.A. LOC), 0.28%, 9/9/10	6,705	6,705
Colorado Educational & Cultural Facilities Authority Revenue Concordia University Irvine Project, (US Bancorp LOC), 0.25%, 9/1/10	4,360	4,360
Colorado Educational & Cultural Facilities Authority Revenue Immanuel Lutheran School Project, (US Bancorp LOC), 0.25%, 9/1/10	6,150	6,150
Colorado Educational & Cultural Facilities Authority Revenue Presentation School, (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	7,250	7,250
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Valor Christian Schools Project, (Federal Home Loan Bank of Dallas LOC), 0.30%, 9/9/10	20,000	20,000
Colorado Health Facilities Authority Revenue Refunding VRDB, The Evangelical, (US Bancorp LOC), 0.27%, 9/9/10	2,000	2,000
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (US Bancorp LOC), 0.28%, 9/9/10	3,200	3,200

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Colorado - 2.7% continued
Colorado Health Facilities Authority Revenue VRDB, Golden West Manor, Series A (US Bancorp LOC), 0.25%, 9/9/10	$6,480	$6,480
Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity, 0.27%, 9/9/10	2,400	2,400
Colorado Health Facilities Authority Revenue VRDB, Total Long-term Care Project, (Banco Santander S.A. LOC), 0.28%, 9/9/10	2,290	2,290
Colorado Housing Finance Authority Single Family Mortgage Revenue, Series B-2 0.27%, 9/9/10	14,800	14,800
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Stapleton, Series A-2 (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	795	795
Denver, Colorado City & County Multi-Family Housing Revenue Ogden Residences Project, (Credit Agricole Corp. and Investment Bank LOC), 0.36%, 9/1/10	4,300	4,300
Larkridge Metropolitan District No. 1 Colorado VRDB, (Pnc Bancorp Inc. LOC), 0.29%, 9/9/10	9,920	9,920
Traer Creek Metropolitan District Colorado Revenue VRDB, (BNP Paribas LOC), 0.50%, 9/9/10	12,500	12,500
Traer Creek Metropolitan District Colorado Revenue VRDB, Avon, (Bnp Paribas LOC), 0.50%, 9/9/10	13,270	13,270
Westminster, Colorado Economic Development Authority Tax Increment Revenue Refunding VRDB, Mandalay Gardens, (US Bancorp LOC), 0.25%, 9/9/10	7,400	7,400

		132,735

Connecticut - 1.1%
Connecticut St. Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist, (TD Banknorth Inc. LOC), 0.27%, 9/9/10	2,640	2,640
Connecticut State G.O. BANS, 2.00%, 5/19/11	50,000	50,550

		53,190

District of Columbia - 1.7%
District Columbia G.O. TANS, 2.50%, 9/30/10	50,000	50,081
District Columbia Revenue VRDB, Henry J Kaiser Foundation, 0.30%, 9/9/10	4,700	4,700
District of Columbia G.O. Bonds, Series A (Federal Home Loan Mortgage Co. Gtd.), 0.30%, 9/9/10 (1)	16,355	16,355
District of Columbia Revenue VRDB, American Psychiatric Association, (Harris Bankcorp Inc. LOC), 0.33%, 9/9/10	2,145	2,145
District of Columbia Revenue VRDB, DC Preparatory Academy, (JPMorgan Chase Bank N.A. LOC), 0.35%, 9/9/10	9,370	9,370

		82,651

Florida - 7.0%
Broward County Florida Educational Facilities Authority Revenue City College Project, (KBC Groep NV LOC), 0.28%, 9/9/10	10,565	10,565
Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	19,470	19,470
Citizens Property Insurance Corp. Florida High Risk Senior Secured Notes, Series A 2.00%, 4/21/11	43,000	43,194
Florida Housing Finance Agency Mult-family Housing Country Club, (Bank of America Corp. Insured), 0.30%, 9/9/10	8,500	8,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Florida - 7.0% continued
Florida Housing Finance Agency Multi-family Housing Huntington, (Bank of America Corp. Gtd.), 0.29%, 9/9/10	$4,100	$4,100
Florida Housing Finance Agency Multi-family River Oaks, (Federal Home Loan Bank of Des Moines Insured), 0.30%, 9/9/10	6,200	6,200
Florida Housing Finance Corp. Multi-family Mortgage Revenue VRDB, Hudson Ridge Apartments Ser L, Series L (Federal Home Loan Bank of Atlanta LOC), 0.30%, 9/9/10	8,160	8,160
Florida Housing Finance Corp. Multi-family Revenue Refunding Bonds, Housing South Pointe Project, Series J (Comerica Bank Insured), 0.32%, 9/9/10	3,900	3,900
Florida Housing Finance Corp. Multi-family Revenue Refunding VRDB, Mortgage-Maitland Apartments, (JPMorgan Chase Bank N.A. Gtd.), 0.30%, 9/9/10	19,075	19,075
Florida Housing Financial Corp. Multifamily Revenue Refunding VRDB, Mortgage Monterey Lake, Series C (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	7,325	7,325
Florida Keys Aqueduct Authority Water Revenue Refunding VRDB, (US Bancorp LOC), 0.24%, 9/9/10	10,500	10,500
Florida St. Board of Education Public Education G.O. Bonds, Capital Outlay, Series D 0.30%, 9/9/10 (1)	10,000	10,000
Gainesville, Florida Utilities Systems Revenue VRDB, Series B 0.26%, 9/9/10	6,030	6,030
Halifax Hospital Medical Center Florida Hospital Revenue Refunding VRDB, (Wachovia Bank N.A. LOC), 0.29%, 9/9/10	14,000	14,000
Highlands County Florida Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series A (M&T Bank Corp. Insured), 0.28%, 9/9/10	26,300	26,300
Highlands County Florida Health Facilities Authority Revenue VRDB, Adventist/Sunbelt, Series B (Bank of Nova Scotia LOC), 0.27%, 9/9/10	5,825	5,825
Series C (Lloyds Banking Group PLC LOC), 0.26%, 9/9/10	11,000	11,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A 0.26%, 9/9/10	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Hospital Adventist Health Systems, Series C 0.26%, 9/9/10	3,000	3,000
Series E (Royal Bank of Canada LOC), 0.29%, 9/9/10	20,000	20,000
Jea, Florida Electric System Revenue VRDB, Series 3-A 0.26%, 9/9/10	23,800	23,800
Series 3-D-2-A 0.27%, 9/9/10	9,840	9,840
Lee County Florida Housing Finance Authority Multi-family Housing Revenue Refunding Bonds, Forestwood Apartments Project, Series A (Federal Home Loan Mortgage Co. Gtd.), 0.30%, 9/9/10	11,485	11,485
Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project, Series B (Federal Home Loan Bank of Atlanta LOC), 0.30%, 9/9/10	6,800	6,800
Lee County Florida Industrial Development Authority Health Care Facilities Revenue VRDB, Shell Point Village Project, Series A (Wachovia Bank N.A. LOC), 0.30%, 9/9/10	1,625	1,625

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Florida - 7.0% continued
Miami-Dade County Florida Health Facilities Authority Hospital Revenue Miami Children’s Hospital Project, (Federal National Mortgage Association LOC), 0.29%, 9/9/10	$18,925	$18,925
Orange County Florida School Board COPS VRDB, Series B (Federal National Mortgage Association Insured), 0.30%, 9/9/10	6,300	6,300
Orlando Florida Utilities Commission Utilities Systems Revenue VRDB, 0.30%, 9/9/10	7,200	7,200
Polk County Florida School Board COPS VRDB, Master Lease Program, Series B (Wells Fargo Bank N.A. LOC), 0.25%, 9/1/10	4,400	4,400
St. Petersburg Florida Health Facilities Authority Revenue VRDB, Childrens, Series A-1 (Wachovia Bank N.A. LOC), 0.29%, 9/9/10	4,500	4,500
Volusia County Florida Housing Finance Authority Multi-family Housing Revenue Refunding Bonds, Anatole Apartments, (Pnc Bancorp Inc. Insured), 0.29%, 9/9/10	5,045	5,045

		347,064

Georgia - 3.5%
Clayton County Georgia Housing Authority Multi-family Housing Revenue Refunding Bonds, Huntington Woods, Series A (AGM Insured), 1.10%, 9/9/10	7,530	7,530
Clayton County Georgia Housing Authority Multi-family Housing Revenue Refunding Bonds, Ten Oaks Apartments, Series F (AGM Insured), 1.10%, 9/9/10	6,280	6,280
Clayton County Georgia Housing Authority Multifamily Housing Revenue Rivers Edge Development, (BB&T Corp. Gtd.), 0.30%, 9/9/10	2,500	2,500
Cobb County Georgia Development Authority Revenue VRDB, North Cobb Christian School, (Banco Santander S.A. LOC), 0.30%, 9/9/10	12,700	12,700
Cobb County Georgia Housing Authority Multi-family Housing Revenue Post Mill Project, (BB&T Corp. Gtd.), 0.30%, 9/9/10	2,000	2,000
Cobb County Georgia Housing Authority Multi-family Housing Revenue Refunding VRDB, Cobb-Six Flags Association, (US Bancorp LOC), 0.30%, 9/9/10	5,290	5,290
Cobb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Bridge Project, (BB&T Corp. Insured), 0.30%, 9/9/10	3,300	3,300
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (JPMorgan Chase Bank N.A. Collateralized), 0.30%, 9/9/10	100	100
Fulco, Georgia Hospital Authority Revenue Antic Certificates VRDB, Shepherd Center Inc. Project, (Pnc Bancorp Inc. LOC), 0.26%, 9/9/10	13,900	13,900
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (BB&T Corp. Gtd.), 0.30%, 9/9/10	7,400	7,400
Main Street National Gas Inc. Georgia Gas Project Revenue VRDB, Series A 0.28%, 9/9/10	55,000	55,000
Marietta Georgia Housing Authority Multifamily Revenue Refunding Bonds, Housing Wood Glen, (Barclays PLC Insured), 0.26%, 9/9/10	6,665	6,665
Municipal Electric Authority Georgia VRDB, Project 1, Sub-series B (JPMorgan Chase Bank N.A. LOC), 0.33%, 9/9/10	35,150	35,150
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Chambrel Roswell, (M&T Bank Corp. Gtd.), 0.30%, 9/9/10	3,780	3,780

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Georgia - 3.5% continued
Roswell Georgia Housing Authority Multi-family Revenue Refunding VRDB, Housing Wood Crossing Project, (US Bancorp LOC), 0.30%, 9/9/10	$5,050	$5,050
Smyrna Georgia Housing Authority Multifamily Housing Revenue F & M Villages Project, (JPMorgan Chase Bank N.A. Gtd.), 0.30%, 9/9/10	5,350	5,350

		171,995

Hawaii - 0.1%
Hawaii St. Housing Finance & Development Corp. Multi-family Revenue VRDB, Housing Lokahi Kau, (Wachovia Bank N.A. LOC), 0.29%, 9/9/10	5,200	5,200

Idaho - 0.5%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/10	19,000	19,000
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, College of Idaho Project, (US Bancorp LOC), 0.27%, 9/9/10	4,800	4,800

		23,800

Illinois - 10.5%
Aurora, Ill VRDB, Counseling Center Fox Valley Project, (AGM LOC), 0.32%, 9/9/10	3,210	3,210
Bridgeview, Illinois G.O. Refunding VRDB, Series A-2 (Rabobank Nederland NV LOC), 0.32%, 9/9/10	17,500	17,500
Chicago Illinois G.O. Refunding VRDB, Series D (Federal Home Loan Mortgage Co. Insured), 0.34%, 9/9/10	35,190	35,190
Series E 0.34%, 9/1/10	10,000	10,000
Series F 0.35%, 9/1/10	11,500	11,500
Chicago Illinois G.O. VRDB, Neighborhoods Alive, Series 21-B-3 (Federal National Mortgage Association LOC), 0.29%, 9/1/10	28,980	28,980
Series 21-B-4 (BB&T Corp. LOC), 0.26%, 9/1/10	7,100	7,100
Chicago Illinois Wastewater Transmission Revenue Refunding VRDB, Sub-series C-1 (US Bancorp LOC), 0.25%, 9/1/10	7,900	7,900
Chicago, Illinois Board of Education VRDB, Series D (Federal Home Loan Mortgage Co. Insured), 0.30%, 9/9/10	11,000	11,000
Chicago, Illinois Multi-Family Housing Revenue VRDB, Hollywood House Apartments, Series B (AGM LOC), 0.39%, 9/9/10	3,350	3,350
Chicago, Illinois Transit Authority COPS, Series A (Bnp Paribas Insured), 0.40%, 9/9/10 (1)	5,890	5,890
Illinois Development Finance Authority Revenue Glenwood School For Boys, (Federal Home Loan Mortgage Co. LOC), 0.31%, 9/9/10	1,800	1,800
Illinois Development Finance Authority Revenue VRDB, Amern Youth Hostels Project, (Bank of America Corp. LOC), 0.32%, 9/9/10	6,755	6,755
Illinois Development Finance Authority Revenue VRDB, BAPS Inc. Project, (Rabobank Nederland NV LOC), 0.53%, 9/9/10	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project, (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	14,700	14,700
Illinois Development Financial Authority Revenue VRDB, Evanston Northwestern, Series B 0.25%, 9/1/10	6,220	6,220

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Illinois - 10.5% continued
Illinois Development Financial Authority Revenue VRDB, Jewish Council Youth Services, (Harris Bankcorp Inc. LOC), 0.32%, 9/9/10	$845	$845
Illinois Educational Facilities Authority Revenue Augustana College, (Bank of America Corp. LOC), 0.30%, 9/9/10	6,590	6,590
Illinois Educational Facilities Authority Revenue Cultural Pool, (Bnp Paribas LOC), 0.40%, 9/9/10	10,790	10,790
Illinois Educational Facilities Authority Revenue The Adler Planetarium, (Federal Home Loan Bank of Boston LOC), 0.28%, 9/9/10	8,500	8,500
Illinois Educational Facilities Authority Revenue VRDB, National Louis University, Series A (BB&T Corp. LOC), 0.31%, 9/9/10	9,550	9,550
Illinois Educational Facilities Authority Revenues University Chicago, Series B-3 0.46%, 5/4/11	18,565	18,565
Illinois Finance Authority Educational Facility Revenue Erikson Institute Project, (Royal Bank of Scotland NV LOC), 0.31%, 9/9/10	6,000	6,000
Illinois Finance Authority Pollution Control Revenue Refunding VRDB, Commonwealth Edison, Series D (Royal Bank of Canada LOC), 0.29%, 9/9/10	15,600	15,600
Illinois Finance Authority Revenue Chicago Horticultural Project, (AGM LOC), 0.33%, 9/9/10	9,000	9,000
Illinois Finance Authority Revenue Joan W. & Irving B. Dance Project, (AGM LOC), 0.38%, 9/9/10	10,300	10,300
Illinois Finance Authority Revenue Nazareth Academy Project, (Harris Bankcorp Inc. LOC), 0.33%, 9/9/10	5,900	5,900
Illinois Finance Authority Revenue VRDB, Clare Oaks, Series C (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	10,680	10,680
Illinois Finance Authority Revenue VRDB, Community Action Partnership, Series A (Texas Permanent School Fund LOC), 0.33%, 9/9/10	3,000	3,000
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago, (Harris Bankcorp Inc. LOC), 0.32%, 9/9/10	7,700	7,700
Illinois Finance Authority Revenue VRDB, Franciscan Communities, Series A (National Rural Utilities Cooperative Finance Co. LOC), 0.32%, 9/9/10	7,815	7,815
Illinois Finance Authority Revenue VRDB, North Amern Spine Society, (Bank of America Corp. LOC), 0.31%, 9/9/10	11,800	11,800
Illinois Finance Authority Revenue VRDB, OSF Healthcare System, Series C (BB&T Corp. LOC), 0.29%, 9/9/10	5,000	5,000
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series E-2 (Chevron Corp. LOC), 0.24%, 9/1/10	10,000	10,000
Illinois Financial Authority Revenue VRDB, The Clare At Water Project, Series D (Bank of America Corp. LOC), 0.32%, 9/9/10	18,300	18,300
Illinois Financial Authority Revenue Northwestern University, Sub-Series B 0.32%, 3/1/11	20,000	20,000
Illinois Financial Authority Revenue VRDB, Loyola University Health Systems, Series B (Harris Bankcorp Inc. LOC), 0.27%, 9/9/10	52,000	52,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Franciscan Eldercare, Series B (Comerica Bank LOC), 0.31%, 9/9/10	2,300	2,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 7 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Illinois - 10.5% continued
Illinois Municipal Electric Agency Power Supply, Series 11185WF (JPMorgan Chase Bank N.A. Gtd.), 0.30%, 9/9/10 (1)	$16,105	$16,105
Illinois State Toll Highway Authority Toll Highway Revenue Refunding VRDB, Senior Priority, Series A-1 0.33%, 9/9/10	20,000	20,000
Series A-2 0.33%, 9/9/10	15,400	15,400
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Senior Priority, Series A-1 0.31%, 9/9/10	2,200	2,200
Kane County Illinois Revenue Glenwood School For Boys, (Harris Bankcorp Inc. LOC), 0.31%, 9/9/10	2,200	2,200
Lake County Illinois Multi-family Housing Revenue VRDB, Whispering Oaks Apartments Project, (AGM Gtd.), 0.31%, 9/9/10	3,250	3,250
Morton Grove, Illinois Cultural Facility Revenue VRDB, Illinois Holocaust Museum & Education, (Bank of America Corp. LOC), 0.31%, 9/9/10	4,750	4,750
University Illinois Board Trustees COPS Refunding VRDB, Series B 0.30%, 9/9/10	15,000	15,000
University Illinois University Revenues VRDB, Auxiliary Facilities Systems, 0.27%, 9/9/10	12,095	12,095

		520,315

Indiana - 1.8%
Elkhart County Indiana Multi-family Revenue VRDB, Housing Ashton Pines Apartments, Series A (Federal Home Loan Bank of Indianapolis LOC), 0.32%, 9/9/10	8,000	8,000
Indiana Bond Book Revenue Advance Funding Program Notes, Series A (Indiana Bond Bank LOC), 2.00%, 1/6/11	25,000	25,136
Indiana Finance Authority Health System Revenue VRDB, Sisters St. Francis Health, Series G (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	10,000	10,000
Indiana Finance Authority Hospital Revenue Refunding VRDB, Clarian Health, Series A (US Bancorp LOC), 0.29%, 9/9/10	14,200	14,200
Indiana Health & Educational Facility Financing Authority Hospital Revenue Howard Regional Health System Project, Series B (KBC Groep NV LOC), 0.36%, 9/1/10	9,300	9,300
Indiana Health Facility Financing Authority Revenue VRDB, Franciscan Eldercare Project, Series B (Bank of America Corp. LOC), 0.32%, 9/9/10	275	275
Indiana Health Facility Financing Authority Revenue VRDB, Fayette Memorial Hospital Association, Series B (TD Banknorth Inc. LOC), 0.25%, 9/1/10	6,210	6,210
Indiana St. Development Finance Authority Economic Development Revenue VRDB, Young Mens Christian Association, (Banco Santander S.A. LOC), 0.39%, 9/9/10	2,600	2,600
Indianapolis Indiana Economic Development Revenue VRDB, Brookhaven County Line Project, (Federal Home Loan Mortgage Co. Gtd.), 0.30%, 9/9/10	13,000	13,000
Vincennes, Indiana Economic Development Revenue VRDB, Knox County Association, (Banco Santander S.A. LOC), 0.39%, 9/9/10	1,700	1,700

		90,421

Iowa - 1.7%
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center, (US Bancorp LOC), 0.25%, 9/1/10	3,000	3,000

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Iowa - 1.7% continued
Iowa Finance Authority Retirement Community Revenue VRDB, Edgewater A. Wesley, Series C (Federal Home Loan Bank of Atlanta LOC), 0.30%, 9/9/10	$20,000	$20,000
Iowa Finance Authority Revenue VRDB, Museum of Art Foundation, (Pnc Bancorp Inc. LOC), 0.25%, 9/1/10	4,505	4,505
Iowa Financial Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (Federal Home Loan Bank of Atlanta LOC), 0.30%, 9/9/10	6,100	6,100
Iowa Financial Authority Retirement Community Revenue VRDB, Wesley Retirement Services, Series B (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/10	6,500	6,500
Iowa Higher Education Loan Authority Revenue Private College, Luther College Project, (Wachovia Bank N.A. LOC), 0.27%, 9/9/10	10,910	10,910
Iowa Higher Education Loan Authority Revenue VRDB, Private College Facility Loras College Project, (Harris Bankcorp Inc. LOC), 0.25%, 9/1/10	19,000	19,000
0.25%, 9/1/10	11,960	11,960

		81,975

Kansas - 1.0%
Kansas St. Development Finance Authority Multi-family Revenue Refunding VRDB, Housing Chesapeake Apartments Project, (Banco Santander S.A. LOC), 0.30%, 9/9/10	14,800	14,800
Kansas St. Development Finance Authority Revenue VRDB, Village Shalom Obligation Group, (Wells Fargo Bank N.A. LOC), 0.30%, 9/9/10	10,000	10,000
Kansas State Development Financial Authority Hospital Revenue VRDB, Adventist Health-Sunbelt, Series C (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/10	12,670	12,670
Olathe Kans Multi-family Housing Refunding VRDB, Jefferson Place Apartments Project, Series A 0.30%, 9/9/10	7,780	7,780
University Kans Hospital Authority Health Facilities Revenue VRDB, KU Health Systems, (TD Banknorth Inc. LOC), 0.25%, 9/1/10	4,395	4,395

		49,645

Kentucky - 1.3%
Fort Mitchell Kentucky League of Cities Funding Trust. Lease Program VRDB, Series A (US Bancorp LOC), 0.29%, 9/9/10	6,800	6,800
Jefferson County Kentucky Multi-family Revenue Refunding VRDB, Camden Brookside Project, (BB&T Corp. Insured), 0.29%, 9/9/10	8,900	8,900
Jefferson County Kentucky Multi-family Revenue Refunding VRDB, Housing Camden Meadows Project, (BB&T Corp. Insured), 0.29%, 9/9/10	8,200	8,200
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Ashland Hospital Corp., Series A (Bank of America Corp. LOC), 0.28%, 9/9/10	17,100	17,100
Morehead Kentucky League of Cities Funding Trust. Lease Program Revenue VRDB, Series A (US Bancorp LOC), 0.29%, 9/9/10	8,959	8,959
Warren County Kentucky Hospital Revenue Refunding VRDB, Bowling Green-Warren, (Wells Fargo Bank N.A. Insured), 0.29%, 9/9/10	8,155	8,155
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series B (Bank of America Corp. LOC), 0.29%, 9/9/10	4,900	4,900

		63,014

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 9 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Louisiana - 0.9%
Ascension Parish Louisiana Industrial Development Board Inc. Revenue VRDB, IMTT-Geismar, (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	$17,000	$17,000
Louisiana Local Government Environmental Facilities & Community VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	10,635	10,635
Louisiana Public Facilities Authority Multi-family Housing Revenue Refunding VRDB, Linlake Ventures Project, (Harris Bankcorp Inc. LOC), 0.31%, 9/9/10	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Multi-family, (Wachovia Bank N.A. LOC), 0.29%, 9/9/10	8,900	8,900

		44,535

Maryland - 2.9%
Maryland St. Community Development Administration Department Housing & Community Development VRDB, Multi-family Development Sharp Apartments, Series A (Bank of Nova Scotia Insured), 0.29%, 9/9/10	16,950	16,950
Maryland St. Community Development Administration Department Housing & Community Development VRDB, Multi-family Kirkwood Housing, Series G (Federal Home Loan Mortgage Co. LOC), 0.28%, 9/9/10	8,000	8,000
Maryland St. Economic Development Corp. Economic Development Revenue VRDB, Federation Amern Societies, (Banco Santander S.A. LOC), 0.29%, 9/9/10	15,500	15,500
Maryland St. Health & Higher Educational Facilities Authority Revenue VRDB, Upper Chesapeake Hospital, Series B (Banco Santander S.A. LOC), 0.29%, 9/9/10	17,305	17,305
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Adventist Healthcare, Series B (Federal National Mortgage Association LOC), 0.28%, 9/9/10	13,700	13,700
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Health Care, Series A (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	8,310	8,310
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	39,100	39,100
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Federal National Mortgage Association LOC), 0.29%, 9/9/10	8,000	8,000
Montgomery County Maryland Economic Development Revenue VRDB, Riderwood Village Inc. Project, (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/10	855	855
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	15,000	15,000

		142,720

Massachusetts - 1.8%
Massachusetts St. Development Finance Agency Revenue VRDB, Groton School, 0.28%, 9/9/10	10,000	10,000
Massachusetts St. Development Finance Agency Revenue VRDB, ISO New England Inc., (US Bancorp LOC), 0.27%, 9/9/10	16,010	16,010
Massachusetts St. Development Finance Agency Revenue VRDB, Thayer Academy, (AGM Insured), 0.32%, 9/9/10	9,585	9,585
Massachusetts St. G.O. VRDB, Series A 0.31%, 9/1/10	1,000	1,000

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Massachusetts - 1.8% continued
Massachusetts State Development Financial Agency Revenue VRDB, Groton School, 0.28%, 9/9/10	$10,000	$10,000
Massachusetts State Development Financial Agency Revenue VRDB, Linden Ponds Inc., Series B (Federal Home Loan Mortgage Co. LOC), 0.28%, 9/9/10	15,470	15,470
Massachusetts State Development Financial Agency Revenue VRDB, Phillips Academy, 0.28%, 9/9/10	9,600	9,600
Massachusetts State Development Financial Agency Revenue VRDB, Seashore Point-Deaconess Inc., (Credit Agricole Corp. & Investment Bank LOC), 0.28%, 9/9/10	7,755	7,755
Massachusetts State Water Resource Authority Refunding VRDB, Series A 0.31%, 9/9/10	10,000	10,000

		89,420

Michigan - 3.6%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Glacier Hills Inc. Project, Series A (BB&T Corp. LOC), 0.28%, 9/9/10	2,540	2,540
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding Bonds, Glacier Hills Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	1,415	1,415
Grand Rapids Michigan Economic Development Corp. Economic Development Revenue Refunding Bonds, Amway Hotel Corp., Series A (Bank of America Corp. LOC), 0.71%, 9/9/10	3,075	3,075
Jackson County Michigan Hospital Finance Authority Hospital Revenue Refunding Bonds, W.A. Foote Memorial Hospital, Series C (Wells Fargo Bank N.A. Insured), 0.37%, 9/9/10	6,300	6,300
Kalamazoo Michigan Hospital Finance Authority Hospital Facility Revenue Refunding VRDB, Bronson Methodist, (Wells Fargo Bank N.A. LOC), 0.28%, 9/9/10	27,500	27,500
Michigan Financial Authority St. Aid Notes, Series D-1 2.00%, 8/19/11	7,000	7,080
Series D-3 2.00%, 8/22/11	10,000	10,155
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Ltd. Obligation-Calvin, Series A (US Bancorp LOC), 0.26%, 9/9/10	18,800	18,800
Series B (TD Banknorth Inc. LOC), 0.26%, 9/9/10	20,000	20,000
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Ltd. Obligation-Hope College, (Banco Santander S.A. LOC), 0.29%, 9/9/10	8,400	8,400
Michigan Higher Education Facilities Authority Revenue VRDB, Ltd. Obligation-Cleary University Project, (JPMorgan Chase Bank N.A. LOC), 0.38%, 9/9/10	4,045	4,045
Michigan St. Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B (AGM LOC), 0.29%, 9/9/10	7,900	7,900
Michigan St. State Fund Revenue Rest Haven Christian Services, (US Bancorp LOC), 0.30%, 9/9/10	8,780	8,780
Michigan State Fund Ltd. Obligations Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	2,460	2,460
Michigan State G.O. Bonds, 2.00%, 9/30/10	50,000	50,059

		178,509

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 11 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Minnesota - 2.6%
Delaware State Economic Development Authority Revenue VRDB, Peninsula United, Series A (TD Banknorth Inc. LOC), 0.25%, 9/1/10	$20,100	$20,100
Maple Grove Minnesota Economic Development Revenue Heritage Christian Academy, (Royal Bank of Scotland NV LOC), 0.27%, 9/9/10	3,320	3,320
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care System VRDB, Children’s Hospital Clinics, Series A (Citibank N.A. Insured), 0.27%, 9/1/10	2,000	2,000
Minneapolis Minnesota Health Care Systems Revenue VRDB, Fairview Health Services, Series D (US Bancorp LOC), 0.24%, 9/9/10	9,325	9,325
Minneapolis, Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (Wells Fargo Bank N.A. LOC), 0.31%, 9/9/10	6,825	6,825
Minnesota Agriculture & Economic Development Board Revenue VRDB, YMCA Metropolitan Minneapolis Project, (Banco Santander S.A. LOC), 0.29%, 9/9/10	3,000	3,000
Minnesota School Districts Tax & Aid Antic Borrowing Program COPS, 2.00%, 9/10/10	15,000	15,005
Series A 2.00%, 9/10/10	7,200	7,203
Series B 2.00%, 9/10/10	9,000	9,004
Minnesota St. Higher Education Facilities Authority Revenue VRDB, University St. Thomas, Series 5-Z (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	9,000	9,000
Minnesota State Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q (Wells Fargo Bank N.A. LOC), 0.22%, 9/1/10	5,345	5,345
Oak Park Heights Minnesota Multi-Family Revenue Refunding VRDB, Housing Boutwells Landing, (Harris Bankcorp Inc. Gtd.), 0.30%, 9/9/10	7,145	7,145
Robbinsdale Minnesota Multi-family Revenue Refunding VRDB, Housing Copperfield Hill, Series C (Wells Fargo Bank N.A. LOC), 0.31%, 9/9/10	3,500	3,500
Robbinsdale Minnesota Revenue Refunding VRDB, North Memorial, Series A-4 (TD Banknorth Inc. LOC), 0.23%, 9/9/10	10,600	10,600
Rochester Minnesota G.O. VRDB, Waste Water, Series B 0.27%, 9/9/10	7,100	7,100
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Eaglecrest Project, (Federal Home Loan Bank of San Francisco LOC), 0.26%, 9/9/10	6,145	6,145
St. Paul Minnesota Port Authority Revenue VRDB, Amherst H Wilder Foundation, Series 06-3 (Federal National Mortgage Association LOC), 0.26%, 9/1/10	5,640	5,640

		130,257

Mississippi - 1.9%
Jackson County Mississippi Port Facilities Revenue Refunding Bonds, Chevron USA Inc. Project, (Exxon Gtd.), 0.21%, 9/1/10	33,290	33,290
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA Inc. Project, Series B (Bank of Montreal Gtd.), 0.24%, 9/1/10	10,700	10,700
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, SG Resources Mississippi LLC, (Bank of America Corp. LOC), 0.30%, 9/9/10	26,400	26,400

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Mississippi - 1.9% continued
Mississippi Business Finance Corp. Mississippi Revenue Refunding VRDB, Renaissance, Series B (Wells Fargo & Company LOC), 0.29%, 9/9/10	$8,050	$8,050
Mississippi Business Finance Corp. Mississippi Revenue VRDB, CPX Gulfport OPAG LLC, Series A (US Bancorp LOC), 0.30%, 9/9/10	12,935	12,935
Mississippi Development Bank Special Obligation Refunding VRDB, Magnolia Regional Health Project, (Bank of America Corp. LOC), 0.30%, 9/9/10	5,000	5,000

		96,375

Missouri - 1.9%
Independence, Missouri Industrial Development Authority Multi-family Housing Revenue Refunding VRDB, The Mansions Project, (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	14,240	14,240
Kansas City Missouri Industrial Development Authority Multi-family Housing Revenue Refunding VRDB, Coach House North Apartments, (Bank of America Corp. LOC), 0.30%, 9/9/10	8,000	8,000
Kansas City Missouri Industrial Development Authority Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments, (Federal Home Loan Mortgage Corp. LOC), 0.30%, 9/9/10	2,500	2,500
Kansas City Missouri Industrial Development Authority Multi-family Housing Revenue Refunding VRDB, Willow Creek Level Apartments, (Harris Bankcorp Inc. Insured), 0.30%, 9/9/10	8,095	8,095
Kansas City, Missouri Industrial Development Authority Multi-family Housing Revenue VRDB, Cloverset Apartments Project, (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	2,065	2,065
Kansas City, Missouri Industrial Development Authority Revenue VRDB, K.C. Downtown Redevelopment, Series B (Bank of America Corp. LOC), 0.30%, 9/9/10	13,175	13,175
Missouri St. Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Metropolitan Jesuit High School, (US Bancorp LOC), 0.25%, 9/1/10	3,200	3,200
Missouri St. Health & Educational Facilities Authority Health Facilities Revenue VRDB, Pooled Hospital, Series C (KBC Groep NV LOC), 0.32%, 9/9/10	4,245	4,245
Missouri St. Health & Educational Facilities Authority Health Facilities Revenue VRDB, St. Francis Medical Center-Ser A, Series A (AGM LOC), 0.27%, 9/1/10	2,115	2,115
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Lutheran Senior Services, (US Bancorp LOC), 0.29%, 9/9/10	9,000	9,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (Banco Santander S.A. LOC), 0.27%, 9/9/10	9,000	9,000
St. Charles County Missouri Industrial Development Authority Industrial Revenue Refunding VRDB, Country Club Apartments Project, (Harris Bankcorp Inc. LOC), 0.30%, 9/9/10	4,000	4,000
St. Charles County Missouri Industrial Development Authority Industrial Revenue VRDB, Trinity Manufacturing Project, (Bank of America Corp. LOC), 0.30%, 9/9/10	7,180	7,180
St. Joseph, Missouri Industrial Development Authority Health Facilities Revenue VRDB, Heartland Regional Medical Center, Series A (US Bancorp LOC), 0.24%, 9/9/10	2,700	2,700

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 13 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Missouri - 1.9% continued
St. Louis County Missouri Industrial Development Authority Revenue VRDB, Friendship Village South County, Series B (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	$5,615	$5,615

		95,130

Montana - 0.2%
Montana Facility Finance Authority Revenue VRDB, Sister of Charity-A, Series A 0.26%, 9/1/10	8,380	8,380

Nebraska - 0.6%
Central Plains Energy Project Nebgas Project Revenue VRDB, Project No. 2, 0.30%, 9/9/10	24,900	24,900
Nebraska Educational Financial Authority Revenue Refunding Bonds, Creighton University Projects, (Motiva LOC), 0.25%, 9/1/10	2,400	2,400

		27,300

Nevada - 0.4%
Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (Federal Home Loan Bank of Boston LOC), 0.27%, 9/9/10	5,145	5,145
Carson City Nevada Hospital Revenue VRDB, Carson-Tahoe Hospital Project, Series B (US Bancorp LOC), 0.27%, 9/9/10	9,300	9,300
Las Vegas Valley Nevada Water District Water Improvement, Series B 0.31%, 9/1/10	6,600	6,600

		21,045

New Hampshire - 0.7%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Southern New Hampshire University, (TD Banknorth Inc. LOC), 0.25%, 9/9/10	5,000	5,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, (US Bancorp LOC), 0.26%, 9/9/10	8,365	8,365
Series B (US Bancorp LOC), 0.27%, 9/9/10	6,880	6,880
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods At Exeter, (Federal National Mortgage Association LOC), 0.28%, 9/9/10	12,350	12,350

		32,595

New Jersey - 1.1%
New Jersey Economic Development Authority Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth Inc. LOC), 0.27%, 9/9/10	1,100	1,100
New Jersey Economic Development Authority Economic Development Revenue VRDB, Frisch School Project, (JPMorgan Chase Bank N.A. LOC), 0.27%, 9/9/10	1,500	1,500
New Jersey Economic Development Authority Revenue Refunding VRDB, Cranes Mill Project, Series B (AGM LOC), 0.27%, 9/9/10	6,220	6,220
New Jersey Economic Development Authority Revenue VRDB, Presbyterian Homes Assistance, (Motiva LOC), 0.25%, 9/9/10	15,900	15,900
New Jersey Economic Development Authority School Revenue VRDB, Facilities- Construction, Sub-series R-1 (Bank of America Corp. LOC), 0.26%, 9/1/10	25,000	25,000
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Wiley Mission Project, (Wells Fargo Bank N.A. LOC), 0.27%, 9/9/10	5,000	5,000

		54,720

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
New Mexico - 1.0%
New Mexico Mortgage Finance Authority Multi-family Housing Revenue VRDB, Villas San Ignacio, (AGM LOC), 0.29%, 9/9/10	$8,000	$8,000
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDB, 0.30%, 9/9/10	30,000	30,000
Portales New Mexico Student Housing Revenue VRDB, Portales LLC, Series A (United States Treasury LOC), 0.40%, 9/9/10	13,380	13,380

		51,380

New York - 8.1%
Metropolitan Transit Authority Revenue BANS, Sub-series C (Royal Bank of Scotland NV LOC), 0.36%, 9/13/10	30,000	30,000
Metropolitan Transit Authority, (Wells Fargo Bank N.A. LOC), 0.33%, 9/7/10	15,000	15,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Refunding VRDB, Series A 0.32%, 9/9/10	21,000	21,000
Metropolitan Transportation Authority New York Revenue RANS, 2.00%, 12/31/10	25,000	25,133
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (BB&T Corp. LOC), 0.35%, 9/9/10	7,500	7,500
New York City, New York Industrial Development Agency Civic Facility Revenue VRDB, Cong Machne Chaim Inc., (Bank of America Corp. LOC), 0.43%, 9/9/10	7,800	7,800
New York Liberty Development Corp. Liberty Revenue VRDB, World Trade Center Project, Series A (United States Treasury Escrowed), 0.50%, 1/18/11	182,100	182,103
New York New York City Municipal Water Financial Authority Water & Sewer Systems Revenue 2nd General Resolution, Series Aa-3 0.38%, 9/9/10	12,300	12,300
New York St. Dorm Authority Revenues Non-State Supported Debt VRDB, Rochester Friendly Home, (US Bancorp LOC), 0.26%, 9/9/10	11,745	11,745
New York St. Dorm Authority Revenues St. Supported Debt New York Library, Series A (BB&T Corp. LOC), 0.27%, 9/9/10	3,360	3,360
New York St. Housing Finance Agency Revenue VRDB, 320 West 38Th Street, Series A (US Bancorp LOC), 0.28%, 9/9/10	19,080	19,080
New York State Urban Development Corp. Revenue Various State Facilities, Series A3A 0.34%, 9/9/10	4,000	4,000
New York, New York City Transitional Finance Authority Revenue VRDB, Future Tax, Series G-5 0.26%, 9/9/10	10,000	10,000
Suffolk County New York Industrial Development Agency Civic Facility Revenue VRDB, St. Anthony’s High School Civic, (Federal Home Loan Bank of Atlanta LOC), 0.26%, 9/9/10	15,230	15,230
Ulster County New York Industrial Development Agency Civic Facility Revenue VRDB, Kingston Regional Senior Living, Series C (BB&T Corp. LOC), 0.28%, 9/9/10	8,450	8,450
Warren & Washington Counties New York Industrial Development Agency Civic Facility Revenue VRDB, Glen At Highland Meadows Project, 0.29%, 9/9/10	11,155	11,155

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 15 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
New York - 8.1% continued
Westchester County New York Industrial Development Agency Civic Facility Revenue VRDB, Catharine Field Home, (Federal National Mortgage Association LOC), 0.28%, 9/9/10	$14,470	$14,470

		398,326

North Carolina - 4.7%
Charlotte North Carolina Airport Revenue VRDB Charlotte Douglas-C, Series C (Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10	6,200	6,200
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA, (Federal Home Loan Bank of Indianapolis LOC), 0.30%, 9/9/10	10,540	10,540
Durham North Carolina Water & Sewer Utility System Revenue VRDB, 0.30%, 9/9/10	800	800
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Bank of America Corp. LOC), 0.30%, 9/9/10	12,600	12,600
Greensboro, North Carolina G.O. VRDB, Street Improvement, 0.31%, 9/9/10	10,000	10,000
Mecklenburg County North Carolina COPS VRDB, 0.30%, 9/9/10	8,890	8,890
Series A 0.60%, 9/9/10	36,125	36,125
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, High Point University Project, (Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	10,850	10,850
0.30%, 9/9/10	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University, (AGM LOC), 0.31%, 9/9/10	8,200	8,200
North Carolina Educational Facilities Finance Agency Revenue VRDB, Educational Facilities-Charlotte Latin, (Federal National Mortgage Association LOC), 0.29%, 9/9/10	2,820	2,820
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A 0.30%, 9/9/10	7,600	7,600
North Carolina Medical Care Community Health Care Facilities Revenue Refunding Bonds, Duke University Health System, Series C 0.30%, 9/9/10	11,550	11,550
North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Wake Forest University, Series A (US Bancorp LOC), 0.28%, 9/9/10	18,085	18,085
North Carolina Medical Care Community Retirement Facilities Revenue VRDB, First Mortgage-Southminster, Series C (Federal National Mortgage Association LOC), 0.30%, 9/9/10	700	700
North Carolina St. G.O. Refunding VRDB, Series F 0.27%, 9/9/10	8,595	8,595
Raleigh North Carolina Comb Enterprise System Revenue, Series A 0.28%, 9/9/10 (1)	10,545	10,545
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series A 0.30%, 9/9/10 (1)	18,400	18,400
Wake County North Carolina G.O. VRDB, Public Improvement, Series C 0.27%, 9/9/10	9,500	9,500
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B 0.28%, 9/9/10	8,400	8,400

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
North Carolina - 4.7% continued
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C 0.28%, 9/9/10	$21,600	$21,600

		232,000

Ohio - 1.0%
Butler County Ohio Healthcare Facilities Revenue Reform & Improvement - Lifesphere Project, (Harris Bankcorp Inc. LOC), 0.30%, 9/9/10	9,275	9,275
Cleveland Ohio Airport System Revenue VRDB, Series D (Wells Fargo Bank N.A. LOC), 0.37%, 9/9/10	8,500	8,500
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Museum of Art Project, Series B 0.26%, 9/9/10	15,000	15,000
Cuyahoga County Ohio Health Care Facilities Revenue Franciscan Communities, Series E ( LOC), 0.32%, 9/9/10	8,255	8,255
Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A (Harris Bankcorp Inc. LOC), 0.30%, 9/9/10	1,625	1,625
Richland County Ohio Health Care-facilities Revenue Refunding Bonds, Wesleyan, Series B (Harris Bankcorp Inc. LOC), 0.30%, 9/9/10	4,555	4,555

		47,210

Oregon - 1.3%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Legacy Health Systems, Series A (Banco Santander S.A. LOC), 0.27%, 9/9/10	10,000	10,000
Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series A (Federal National Mortgage Association LOC), 0.29%, 9/9/10	9,445	9,445
Oregon State G.O. TANS, 2.00%, 6/30/11	40,000	40,531
Salem, Oregon Hospital Facility Authority Revenue VRDB, Salem Hospital Project, Series B (Bank of America Corp. LOC), 0.30%, 9/9/10	6,000	6,000

		65,976

Pennsylvania - 3.4%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, UPMC Senior Living Corp., (Bank of America Corp. LOC), 0.29%, 9/9/10	10,505	10,505
Allegheny County Pennsylvania Industrial Development Authority Health Care Revenue VRDB, Vincentian Collaborative, Series B (Bank of America Corp. LOC), 0.29%, 9/9/10	2,725	2,725
Allegheny County Pennsylvania Industrial Development Authority Revenue VRDB, Education Center Watson, (Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10	6,000	6,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, FirstEnergy Generation, (TD Banknorth Inc. LOC), 0.26%, 9/1/10	3,000	3,000
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue Refunding VRDB, FirstEnergy, Series A (Banco Santander S.A. LOC), 0.27%, 9/9/10	12,500	12,500
Bethlehem, Pennsylvania Area School District Authority School Revenue VRDB, (Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10 (1)	5,000	5,000
Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Asbury Obligated Group, (KBC Groep NV LOC), 0.28%, 9/9/10	13,455	13,455
Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding VRDB, Series B (AGM LOC), 0.25%, 9/9/10	8,800	8,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 17 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Pennsylvania - 3.4% continued
Lancaster County Pennsylvania Hospital Authority Senior Living Facilities Revenue VRDB, Quarryville Presbyterian, (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	$13,770	$13,770
Lancaster Pennsylvania Industrial Development Authority Revenue VRDB, Mennonite Home Project, (Royal Bank of Scotland NV LOC), 0.35%, 9/9/10	1,615	1,615
Lancaster Pennsylvania Industrial Development Authority Revenue Willow Valley Retirement, Series A (US Bancorp LOC), 0.26%, 9/9/10	10,000	10,000
Lower Merion Pennsylvania School District VRDB, Capital Project, Series B (BB&T Corp. LOC), 0.28%, 9/9/10	6,000	6,000
Montgomery County Pennsylvania G.O. Bonds, Series A 0.25%, 9/1/10	3,000	3,000
Montgomery County Pennsylvania Industrial Development Authority Retirement Community Revenue VRDB, Acts Retirement Life Community, (JPMorgan Chase Bank N.A. LOC), 0.23%, 9/1/10	3,240	3,240
Pennsylvania Housing Financial Agency Multifamily Housing Revenue VRDB, Special Ltd. Obligation-Foxwood, (Federal Home Loan Bank of San Francisco LOC), 0.29%, 9/9/10	8,000	8,000
Pennsylvania St. Higher Educational Facilities Authority College & University Revenues VRDB, Pennsylvania College Optometry, (Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10	7,620	7,620
Pennsylvania St. Higher Educational Facilities Authority Revenue Association Independent Colleges, Series I4 (AGM LOC), 0.30%, 9/9/10	13,600	13,600
Pennsylvania St. Turnpike Community Turnpike Revenue Refunding Bonds, Series A-1 0.30%, 9/9/10	29,500	29,500
Series A-2 0.32%, 9/9/10	6,200	6,200
West Cornwall Township Pennsylvania Municipal Authority Revenue VRDB, Senior Living Facility Lebanon Valley, (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	4,200	4,200

		168,730

South Carolina - 1.0%
Charleston Educational Excellence Financing Corp. South Carolina Revenue Charleston County School Dist, 0.31%, 9/9/10 (1)	9,115	9,115
Columbia, South Carolina Waterworks & Sewer Systems Revenue VRDB, (US Bancorp LOC), 0.24%, 9/1/10	5,800	5,800
Florence County South Carolina Hospital Revenue VRDB, McLeod Regional Medical Center, Series B (BB&T Corp. LOC), 0.29%, 9/9/10	9,400	9,400
Greenville Hospital System South Carolina Hospital Facilities Revenue Refunding VRDB, Series D (Federal National Mortgage Association LOC), 0.29%, 9/9/10	7,700	7,700
Piedmont Municipal Power Agency South Carolina Electric Revenue VRDB, Series C (Comerica Bank Insured), 0.40%, 9/9/10	10,200	10,200
South Carolina Jobs Economic Development Authority Economic Development Revenue Medical University Facilities Corp. Project, (Federal National Mortgage Association LOC), 0.29%, 9/9/10	4,000	4,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding VRDB, Anmed Health, (AGM LOC), 0.26%, 9/9/10	5,000	5,000

		51,215

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
South Dakota - 0.3%
South Dakota Housing Development Authority VRDB, Homeownership Mortgage, Series A 0.27%, 9/9/10	$5,000	$5,000
South Dakota St. Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series B (Banco Santander S.A. LOC), 0.31%, 9/9/10	4,630	4,630
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Regional Health, (US Bancorp LOC), 0.25%, 9/1/10	6,265	6,265

		15,895

Tennessee - 2.4%
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series C-1-A 0.30%, 9/9/10	16,650	16,650
Series C-3-A 0.30%, 9/9/10	7,700	7,700
Hendersonville Tennessee Industrial Development Board Multi-family Housing Revenue Refunding VRDB, Windsor Park Project, (Bank of America Corp. Insured), 0.32%, 9/9/10	3,095	3,095
Knox County Tennessee Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, 0.30%, 9/9/10	6,570	6,570
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Belmont University, (Federal National Mortgage Association LOC), 0.30%, 9/9/10	9,010	9,010
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project, (BNP Paribas LOC), 0.30%, 9/9/10	16,960	16,960
Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, (Bank of America Corp. Gtd.), 0.30%, 9/9/10	17,029	17,029
Shelby County Tennessee Health Educational & Housing Facilities Board Revenue VRDB, Trezevant Manor Project, Series B (Bank of America Corp. LOC), 0.30%, 9/9/10	4,300	4,300
Tennergy Corp Tennessee Gas Revenue VRDB, Series B (Dexia Credit Local LOC), 0.32%, 9/9/10 (1)	27,625	27,625
Tennessee State Local Development Authority Revenue Student Loan Program-BANS, Series E 2.00%, 6/24/11	10,000	10,125

		119,064

Texas - 6.2%
Atascosa County Texas Industrial Development Corp. Pollution Control Revenue Refunding VRDB, San Miguel Electric Cooperative, (AGM Gtd.), 0.60%, 9/9/10	9,600	9,600
Austin, Texas Hotel Occupancy Tax Revenue Refunding VRDB, Series A (Dexia Credit Local LOC), 0.32%, 9/9/10	6,165	6,165
Bexar County Texas Housing Finance Corp. Multi-family Housing Revenue Refunding VRDB, Palisades Park Apartments Project, (Clipper Tax-Exempt Certificate Trust Insured), 0.30%, 9/9/10	2,880	2,880
Bexar County Texas Housing Finance Corp. Multi-family Housing Revenue VRDB, Summit Hills Apartments Project, Series A (Banco Santander S.A. Insured), 0.31%, 9/9/10	3,500	3,500
Bexar County Texas Revenue Venue Project, (M&T Bank Corp. Escrowed), 0.33%, 9/9/10 (1)	2,829	2,829

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 19 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Texas - 6.2% continued
Brazos County Texas Health Facilities Refunding VRDB, Burleson St. Joseph, (Wachovia Bank N.A. LOC), 0.39%, 9/9/10	$7,740	$7,740
Brazos Texas Harbor Industrial Development Corp. Revenue Refunding VRDB, BASF Corp. Project, (Wells Fargo Bank N.A. Gtd.), 0.36%, 9/9/10	7,700	7,700
Crawford Texas Education Facilities Corp. Revenue Hyde Park Baptist School Project, (US Bancorp LOC), 0.28%, 9/9/10	1,225	1,225
Harris County Texas Health Facilities Development Corp. Hospital Revenue VRDB, Baylor College of Medicine, Series A1 (Federal Home Loan Mortgage Co. LOC), 0.25%, 9/1/10	9,515	9,515
Houston Texas Independent School District VRDB, Schoolhouse, 0.28%, 9/9/10	27,240	27,240
Houston Texas Utility System Revenue Refunding Bonds, Series P (Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10 (1)	25,000	25,000
Katy Texas Independent School District G.O. VRDB, Cash Building, Series C 0.28%, 9/9/10	3,000	3,000
Lovejoy Independent School District Texas G.O. Bonds, School Building, 0.30%, 9/9/10 (1)	3,275	3,275
Lower Neches Valley Authority Texas Pollution Control Revenue Chevron USA Inc. Project, (Chevron Corp Gtd.), 0.35%, 2/14/11	11,805	11,805
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A 0.30%, 9/9/10	300	300
Mansfield Texas Independent School District G.O. VRDB, School Bldg, (M&T Bank Corp. Gtd.), 0.34%, 9/9/10	8,640	8,640
Nueces County Texas Health Facilities Development Corp. Revenue Driscoll Children’s Foundation, (Royal Bank of Scotland NV LOC), 0.30%, 9/9/10	10,100	10,100
Panhandle Texas Regional Housing Finance Corp. Multi-family Housing Revenue VRDB, Jason Ave Residential Apartments, (AGM LOC), 0.30%, 9/9/10	7,500	7,500
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Motiva Enterprises, Series A (Bank of America Corp. Gtd.), 0.25%, 9/1/10	10,000	10,000
Series B (KBC Groep NV Gtd.), 0.25%, 9/1/10	29,900	29,900
Series C (US Bancorp Gtd.), 0.25%, 9/1/10	15,000	15,000
Port Arthur, Texas Navy District Environmental Facilities Revenue Refunding VRDB, Motiva Enterprises, Series C 0.25%, 9/1/10	9,800	9,800
Port Arthur, Texas Navy District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.26%, 9/9/10	12,500	12,500

San Antonio, Texas Housing Trust Financial Corp. Multi-family Housing Revenue VRDB, Cevallos Lofts Apartments, (Wachovia Bank N.A. LOC), 0.31%, 9/9/10	11,250	11,250
Tarrant County Texas Housing Financial Corp. Revenue VRDB, Multifamily Housing Gateway Apartments, (Federal National Mortgage Association Gtd.), 0.29%, 9/9/10	1,465	1,465
Texas St. Department Housing & Community Affairs Multi-family Housing Revenue VRDB, Woodmont Apartments, (Harris Bankcorp Inc. LOC), 0.30%, 9/9/10	15,000	15,000
Texas St. Revenue Bonds, TANS, 2.00%, 8/31/11	35,000	35,578

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Texas - 6.2% continued
Travis County Texas Housing Finance Corp. Student Housing Revenue College Houses Project, (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/9/10	$10,665	$10,665
Tyler Texas Independent School District G.O. VRDB, School Building, Series A 0.51%, 9/9/10	9,300	9,300

		308,472

Utah - 0.6%
Utah Housing Corp. Multi-family Revenue VRDB, Housing Florentine Villas, Series A (Wells Fargo Bank N.A. LOC), 0.34%, 9/9/10	4,500	4,500
Utah Housing Corp. Multi-family Revenue VRDB, Housing Timbergate, Series A (BNP Paribas LOC), 0.31%, 9/9/10	2,625	2,625
Utah St. Board Regents Revenue Refunding VRDB, Hospital University Utah, (Wachovia Bank N.A. LOC), 0.31%, 9/9/10	2,900	2,900
Utah Water Finance Agency Revenue VRDB, Series B-2 0.30%, 9/9/10	17,300	17,300

		27,325

Vermont - 0.7%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Norwich University Project, (US Bancorp LOC), 0.26%, 9/9/10	12,100	12,100
Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Hospital Fletcher Allen, Series A (Citibank N.A. LOC), 0.24%, 9/9/10	12,240	12,240
Vermont Housing Finance Agency Student Housing Facilities Revenue VRDB, West Block University of Vermont Project, Series A (Rabobank Nederland NV LOC), 0.40%, 9/9/10	8,075	8,075

		32,415

Virginia - 1.5%
Fairfax County Virginia Economic Development Authority Revenue Refunding VRDB, Retirement-Greenspring, Series B (M&T Bank Corp. LOC), 0.27%, 9/9/10	18,050	18,050
Hampton Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (Wells Fargo Bank N.A. Insured), 0.30%, 9/9/10	5,100	5,100
Lynchburg, Virginia Industrial Development Authority Revenue VRDB, Hospital Centra Health, Series B (Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10	1,750	1,750
Roanoke Virginia Industrial Development Authority Hospital Revenue Carilion Health System, Series A-1 (BB&T Corp. Insured), 0.25%, 9/1/10	5,400	5,400
University Virginia University Revenues, 0.30%, 9/9/10 (1)	12,000	12,000
Virginia College Building Authority Virginia Educational Facilities Revenue VRDB, University of Richmond Virginia, Series A 0.40%, 3/1/11	10,085	10,085
Virginia Small Business Financing Authority Revenue VRDB, Virginia Museum Fine Arts Foundation, (BNP Paribas LOC), 0.31%, 9/9/10	20,000	20,000

		72,385

Washington - 3.0%
Everett Wash Public Facilities District Project Revenue VRDB, 0.50%, 9/1/10	17,015	17,015
Washington St. G.O., Series B 0.30%, 9/9/10 (1)	1,350	1,350
Washington St. Health Care Facilities Authority Revenue Fred Hutchinson, (M&T Bank Corp. LOC), 0.30%, 9/9/10	21,825	21,825

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 21 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Washington - 3.0% continued
Washington St. Health Care Facilities Authority Revenue VRDB, Catholic Health, Series B 0.27%, 9/9/10	$20,600	$20,600
Washington St. Health Care Facilities Authority Revenue VRDB, Southwest Wash Medical Center, Series B (United States Treasury LOC), 0.31%, 9/9/10	6,765	6,765
Washington St. Health Care Facilities Authority Revenue VRDB, Swedish Health Services, Series C (Bank of America Corp. LOC), 0.27%, 9/9/10	12,000	12,000
Washington St. Higher Education Facilities Authority Revenue Refunding VRDB, St. Martins University Project,
(Federal National Mortgage Association LOC), 0.29%, 9/9/10	8,600	8,600
Washington St. Housing Finance Community Nonprofit Revenue Refunding VRDB, Antioch University Project,
(M&T Bank Corp. LOC), 0.27%, 9/9/10	4,835	4,835
Washington St. Housing Finance Community Nonprofit Revenue Refunding VRDB, Judson Park Project,
(Federal Home Loan Mortgage Co. LOC), 0.30%, 9/9/10	7,400	7,400
Washington St. Housing Finance Community Nonprofit Revenue VRDB, The Overlake School Project,
(Federal National Mortgage Association LOC), 0.29%, 9/9/10	4,985	4,985
Washington State Health Care Facilities Authority Revenue VRDB, Assn Community Migrant Health,
(Federal Home Loan Mortgage Co. LOC), 0.29%, 9/9/10	1,065	1,065
Washington State Health Care Facilities Authority Revenue VRDB, Multi-care Health Systems, Series A (M&T Bank Corp. LOC), 0.30%, 9/9/10	3,500	3,500
Washington State Higher Education Facilities Authority Revenue VRDB, University of Puget Sound Project, Series B (Dexia Credit Local LOC), 0.32%, 9/9/10	6,000	6,000
Washington State Higher Education Facilities Authority Revenue VRDB, Cornish College Arts Project, Series A (Wells Fargo Bank N.A. LOC), 0.36%, 9/9/10	1,900	1,900
Washington State Housing Financial Commission Nonprofit Revenue VRDB, Skyline At First Hill Project, Series C (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	1,460	1,460
Wisconsin State G.O. Bonds TANS, 2.00%, 6/15/11	30,000	30,354

		149,654

West Virginia - 0.4%
West Virginia St. Hospital Finance Authority Hospital Revenue VRDB, Ref & Improvement -Cabell Hospital, Series A (AGM LOC), 0.29%, 9/9/10	10,000	10,000
Series B (Banco Santander S.A. LOC), 0.29%, 9/9/10	10,000	10,000

		20,000

Wisconsin - 2.5%
La Crosse Wisconsin Development Revenue VRDB, University Wisconsin-La Crosse Foundation,
(Wells Fargo Bank N.A. LOC), 0.39%, 9/9/10	6,800	6,800
Milwaukee, Wisconsin G.O. Bonds, Series R4 1.50%, 12/15/10	20,000	20,065
Wisconsin St. Health & Educational Facilities Authority Revenue Beaver Dam Community Hospitals, Series B (JPMorgan Chase Bank N.A. LOC), 0.27%, 9/9/10	9,010	9,010
Wisconsin St. Health & Educational Facilities Authority Revenue Newcastle Place Project, Series B (Wachovia Bank N.A. LOC), 0.28%, 9/9/10	10,800	10,800

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Wisconsin - 2.5% continued
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Aurora Health Care, Series C (JPMorgan Chase Bank N.A. LOC), 0.25%, 9/1/10	$4,800	$4,800
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series B (Wells Fargo Bank N.A. LOC), 0.23%, 9/1/10	22,100	22,100
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern, (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	3,205	3,205
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, Gundersen Lutheran, Series B (US Bancorp LOC), 0.29%, 9/9/10	7,500	7,500
Wisconsin St. Health & Educational Facilities Authority Revenue VRDB, WHA Capital Access-Vernon, Series B (Bank of New York Mellon Corp. LOC), 0.25%, 9/1/10	1,115	1,115
Wisconsin St. Health & Educational Facilities Authority Revenue Wisconsin Institute Torah Study Inc., (Bank of America Corp. LOC), 0.27%, 9/9/10	2,950	2,950
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University Inc., (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/10	3,105	3,105
Wisconsin State Health & Educational Facilities Authority Revenue Mequon Jewish Project, (Bank of America Corp. LOC), 0.35%, 9/9/10	3,240	3,240
Wisconsin State Health & Educational Facilities Authority Revenue Mercy Alliance Inc., (Federal Home Loan Bank of Boston LOC), 0.26%, 9/9/10	22,000	22,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series A (Federal National Mortgage Association LOC), 0.29%, 9/9/10	3,150	3,150
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A (Federal Home Loan Mortgage Co. LOC), 0.28%, 9/9/10	5,000	5,000

		124,840

Wyoming - 0.6%
Kemmerer, Wyoming Pollution Control Revenue Exxon Project, 0.22%, 9/1/10	10,000	10,000
Lincoln County Wyoming Pollution Control Revenue Exxon Project, Series A (US Bancorp Gtd.), 0.22%, 9/1/10	17,200	17,200

		27,200

Municipal States Pooled Securities - 2.7%
BB&T Municipal Trust Various States, Series 1039 (Comerica Bank LOC), 0.36%, 9/9/10	25,000	25,000
Series 52 (AGM LOC), 0.61%, 9/9/10(1) (2)	—	—
Federal Home Loan Mortgage Corp. Multi-family VRDB Rate Certificates, (Federal Home Loan Mortgage Co. Gtd.), 0.35%, 9/9/10	33,900	33,900
Series A (Bank of America Corp. LOC), 0.36%, 9/9/10	38,645	38,645
Series M019 (Comerica Bank Gtd.), 0.35%, 9/9/10	19,103	19,103
Revenue Bond Certificate Series Trust VRDB, South Point Hunters, Series A (Wachovia Bank NA LOC), 0.45%, 9/9/10 (1)	10,575	10,575
Series B (Wachovia Bank NA LOC), 0.45%, 9/9/10 (1)	8,365	8,365

		135,588

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 23 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.9% continued
Municipal States Pooled Securities - 2.7%continued
Total Municipal Investments (Cost $4,924,807)		4,924,807

Total Investments - 99.6% (Cost $4,924,807) (3)		$4,924,807

Other Assets less Liabilities - 0.4%		20,149

NET ASSETS - 100.0%		$4,944,956

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The principal amount and value is less than $500.
(3)	The cost for federal income tax purposes was $4,924,807.

Percentages shown are based on Net Assets.

At August 31, 2010, the industry sectors for the Municpal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Educational Services	14.0%
Electric Services, Gas and Combines Utilities	5.5
Executive, Legislative and General Government	20.7
General Medical, Surgical and Nursing and Personal Care	9.6
Health Services and Residential Care	14.7
Urban and Community Development, Housing Programs and Social Services	15.0
All other sectors less than 5%	20.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market price in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuatuions based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$4,924,807	(1)	$—	$4,924,807

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG - Association of Bay Area Governments

AGM - Assured Guaranty Municipal Corporation

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

RANS - Revenue Anticipation Notes

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 25 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 24.3%
Non-U.S. Bank - Non-U.S. Government - 0.7%
Deutsche Bank, New York Branch, 0.29%, 9/21/10, FRCD	$30,000	$30,000
Non-U.S. Depository Institutions - 23.6%
Abbey National Treasury Services, 0.29%, 9/1/10, FRCD	35,000	35,000
Australia & New Zealand Bank, London, 0.41%, 10/1/10	20,000	20,000
Bank of Montreal, 0.23%, 9/27/10	50,000	50,000
Bank of Nova Scotia, Houston, 0.34%, 10/18/10	15,000	15,000
0.33%, 10/22/10	25,000	25,000
Barclays Bank PLC, 0.58%, 9/13/10, FRCD	25,000	25,000
Barclays Bank PLC, New York Branch, 0.29%, 9/13/10, FRCD	13,000	13,000
BNP Paribas S.A., London Branch, 0.62%, 10/6/10	15,000	15,000
0.36%, 11/12/10	10,000	10,000
BNP Paribas, New York Branch, 0.40%, 10/18/10	40,000	40,000
Commonwealth Bank of Australia, 0.28%, 12/1/10	25,000	25,000
Credit Agricole CIB, New York, 0.46%, 11/2/10	45,000	45,000
Credit Agricole S.A., London Branch, 0.51%, 11/1/10	15,000	15,001
0.45%, 11/5/10	10,000	10,000
DNB Norway Bank A.S.A., New York Branch, 0.51%, 9/8/10	30,000	30,000
HSBC Bank PLC, London, 0.39%, 10/8/10	40,000	40,000
Lloyds Bank PLC, New York, 0.53%, 10/18/10	25,000	25,000
LLoyds Bank, New York Branch, 0.30%, 9/1/10	10,810	10,810
National Australia Bank, London Branch, 0.48%, 9/14/10	35,000	35,000
0.46%, 9/21/10	30,000	30,000
0.40%, 10/12/10	25,000	25,000
0.31%, 12/10/10	8,735	8,736
0.36%, 2/9/11	10,000	10,000
National Australia Bank, New York, 0.36%, 9/28/10, FRCD	10,000	10,000
Nordea Bank Finland PLC, New York Branch, 0.28%, 11/3/10	45,000	45,000
Rabobank Nederland N.V., New York Branch, 0.40%, 10/6/10	15,000	15,000
Rabobank Nederland N.V., New York, 0.30%, 9/9/10, FRCD	35,000	35,000
0.27%, 9/20/10, FRCD	15,000	15,000
Royal Bank of Canada, New York Branch, 0.45%, 9/1/10, FRCD	30,000	30,000
Royal Bank of Scotland, New York Branch, 0.60%, 10/1/10	25,000	25,000
0.50%, 10/12/10	35,000	35,000
Royal Bank of Scotland, Stamford CT Branch, 0.54%, 10/21/10	25,000	25,000
Societe Generale, London Branch, 0.29%, 9/20/10	17,535	17,535
0.28%, 9/24/10	50,000	50,000
Societe Generale, New York Branch, 0.31%, 11/26/10	10,000	10,000
Svenska Handelsbanken, Inc., New York Branch, 0.27%, 11/30/10	40,000	40,000
Toronto Dominion Bank, 0.32%, 2/16/11	20,255	20,255
Toronto Dominion Bank, London Branch, 0.25%, 9/28/10	21,065	21,065
Toronto Dominion Bank, New York, 0.29%, 9/10/10, FRCD	25,000	25,000
Westpac Banking Corp., New York, 0.27%, 9/1/10, FRCD	15,000	15,000
0.28%, 9/1/10, FRCD	15,000	15,000
0.31%, 9/1/10, FRCD	40,000	40,000

		1,046,402

Total Certificates of Deposit (Cost $1,076,402)		1,076,402

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 17.7%
Foreign Agency and Regional Governments - 0.8%
Societe De Prise Participation DeL’Etat, 0.43%, 9/29/10	$15,000	$14,995
0.44%, 10/6/10	20,000	19,992

		34,987

Multi-Seller Conduits - 14.1%
Amstel Funding Corp., 0.41%, 9/7/10	33,000	32,998
Atlantic Asset Securitization Corp., 0.26%, 9/13/10	14,340	14,339
0.25%, 9/20/10	6,100	6,099
0.38%, 10/25/10	10,000	9,994
0.41%, 11/1/10	15,000	14,990
0.29%, 11/18/10	13,105	13,097
Charta Corp., 0.38%, 11/3/10	10,000	9,994
0.32%, 11/15/10	15,000	14,990
0.32%, 11/16/10	10,000	9,993
0.32%, 11/18/10	20,700	20,686
Clipper Receivables Corp., 0.37%, 10/14/10	45,000	44,980
0.36%, 11/1/10	10,000	9,994
0.30%, 11/18/10	10,000	9,994
CRC Funding LLC, 0.26%, 10/21/10	6,595	6,593
Gemini Securitization, 0.26%, 9/13/10	8,215	8,214
0.34%, 11/5/10	10,000	9,994
Gotham Funding Corp., 0.26%, 9/17/10	4,120	4,120
0.26%, 9/20/10	3,845	3,844
0.26%, 9/22/10	26,570	26,566
0.26%, 9/27/10	4,440	4,439
Govco LLC, 0.49%, 10/18/10	30,000	29,981
0.43%, 10/22/10	10,000	9,994
0.51%, 10/25/10	10,000	9,993
0.38%, 10/26/10	25,000	24,986
LMA Americas LLC, 0.28%, 9/20/10	20,000	19,997
0.32%, 9/20/10	20,205	20,202
0.29%, 10/8/10	15,000	14,995
0.31%, 10/8/10	7,350	7,348
Ranger Funding Co. LLC, 0.29%, 10/5/10	8,815	8,813
0.28%, 10/15/10	5,635	5,633
0.28%, 10/19/10	6,650	6,648
0.28%, 10/20/10	22,892	22,883
0.27%, 10/26/10	12,805	12,800
0.27%, 10/27/10	7,685	7,682
Sheffield Receivables Corp., 0.32%, 9/16/10	15,000	14,998
0.32%, 9/17/10	20,000	19,997
0.26%, 10/18/10	10,000	9,997
0.37%, 10/21/10	12,000	11,994
0.27%, 11/17/10	15,000	14,991
0.27%, 11/22/10	5,000	4,997
Straight-A Funding LLC, 0.27%, 11/8/10	30,000	29,985
Thames Asset Global Securitization, 0.26%, 9/13/10	8,695	8,694
0.26%, 9/20/10	14,225	14,223
Victory Receivables Corp., 0.26%, 9/14/10	9,835	9,834
0.26%, 9/21/10	4,570	4,569
0.26%, 9/27/10	5,775	5,774

		627,926

Non-U.S. Bank - Non-U.S. Government - 0.5%
Danske Corp., Sovereign Gtd., 0.54%, 9/1/10	20,000	20,000

Non-U.S. Depository Institutions - 2.3%
Commonwealth Bank of Australia,
0.30%, 9/9/10	45,000	44,997
Lloyds Bank PLC,
0.43%, 10/29/10	10,000	9,993
0.44%, 10/29/10	30,000	29,979
Westpac Banking Corp.,
0.31%, 9/27/10	15,000	15,000

		99,969

Total Commercial Paper (Cost $782,882)		782,882

CORPORATE NOTES/BONDS - 7.5%
Foreign Agency and Regional Governments - 2.1%
Eksportfinans,
0.33%, 8/26/11	8,800	8,800
KFW,
4.63%, 1/20/11	55,000	55,889

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 7.5% continued
Foreign Agency and Regional Governments - 2.1% continued
1.88%, 3/15/11	$26,920	$27,127

		91,816

General Merchandise Stores - 1.0%
Wal-Mart Stores, 5.48%, 6/1/11	45,000	46,602

Insurance Carriers - 0.7%
Berkshire Hathaway, Inc., 0.39%, 11/10/10, FRN	30,000	30,000

Non-Depository Personal Credit - 0.3%
General Electric Capital Corp., 0.62%, 10/21/10, FRN	15,000	15,006

Non-U.S. Depository Institutions - 0.4%
Westpac Banking Corp., 0.35%, 9/2/10, FRN (1)	20,000	20,000

Supranational - 2.4%
European Investment Bank, 3.25%, 2/15/11	1,140	1,155
International Bank for Reconstruction & Development, 0.33%, 9/13/10, FRN	45,000	45,000
0.73%, 6/10/11	20,000	20,000
International Finance Corp., 0.28%, 9/15/10, FRN	40,000	40,000

		106,155

U.S. Depository Institutions - 0.6%
Bank of America N.A., FDIC Gtd., 0.57%, 9/13/10, FRN (2)	25,000	25,000

Total Corporate Notes/Bonds (Cost $334,579)		334,579

EURODOLLAR TIME DEPOSITS - 15.0%
Non-U.S. Depository Institutions - 12.9%
Den Norske Bank, Grand Cayman, 0.20%, 9/1/10	180,000	180,000
Ing Bank NV, Grand Cayman, 0.26%, 9/30/10	40,000	40,000
Societe Generale, Cayman Islands, 0.23%, 9/1/10	42,177	42,177
Svenska Handelsbanken, Cayman Islands, 0.20%, 9/1/10	160,000	160,000
UBS AG, Cayman Islands, 0.23%, 9/1/10	150,000	150,000

		572,177

U.S. Depository Institutions - 2.1%
Citibank, Nassau, 0.23%, 9/1/10	94,000	94,000

Total Eurodollar Time Deposits (Cost $666,177)		666,177

U.S. GOVERNMENT AGENCIES - 18.4% (3)
Federal Farm Credit Bank - 1.3%
FFCB FRN, 0.19%, 9/1/10	40,000	39,994
0.18%, 9/29/10	20,000	20,000

		59,994

Federal Home Loan Bank - 12.9%
FHLB Bonds, 0.60%, 9/17/10	20,000	20,001
0.50%, 5/5/11	20,000	19,995
0.45%, 8/24/11	10,000	10,000
0.40%, 9/26/11	15,000	15,000
FHLB Callable Bonds, 0.40%, 12/28/10	10,000	10,000
0.45%, 12/29/10	40,000	39,999
0.55%, 3/23/11	20,000	20,000
0.57%, 4/13/11	30,000	30,000
0.60%, 5/10/11	25,000	25,000
0.70%, 6/16/11	15,000	15,000
0.75%, 6/21/11	15,000	15,000
FHLB Discount Notes, 0.51%, 5/17/11	12,000	11,957
FHLB FRN, 0.22%, 9/1/10	10,000	9,998
0.25%, 9/1/10	175,000	174,988
0.30%, 9/1/10	50,000	50,000
0.20%, 9/12/10	25,000	24,990
0.17%, 9/30/10	30,000	29,990
0.48%, 10/8/10	25,000	25,000
0.38%, 11/7/10	25,000	24,988

		571,906

Federal Home Loan Mortgage Corporation - 3.6%
FHLMC FRN, 0.52%, 9/3/10	20,000	20,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.4% (3) continued
Federal Home Loan Mortgage Corporation - 3.6% continued
0.51%, 9/10/10	$20,000	$20,000
0.23%, 9/19/10	40,000	39,974
0.23%, 9/26/10	20,000	19,987
0.36%, 11/4/10	30,000	29,998
FHLMC Notes, 1.45%, 9/10/10	15,000	15,003
0.29%, 4/26/11	15,000	14,971

		159,933

Federal National Mortgage Association - 0.6%
FNMA FRN, 0.20%, 9/11/10	25,000	24,988

Total U.S. Government Agencies (Cost $816,821)		816,821

U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury Bills - 0.1%
0.45%, 4/7/11	5,000	4,987

U.S. Treasury Notes - 5.9%
1.25%, 11/30/10	50,000	50,111
0.88%, 1/31/11	60,000	60,095
5.00%, 2/15/11	30,000	30,630
0.88%, 2/28/11	25,000	25,055
4.50%, 2/28/11	20,000	20,407
0.88%, 3/31/11	15,000	15,036
0.88%, 5/31/11	8,000	8,028
4.88%, 5/31/11	32,000	33,057
1.00%, 8/31/11	20,000	20,131

		262,550

Total U.S. Government Obligations (Cost $267,537)		267,537

Investments, at Amortized Cost ($3,944,398)		3,944,398

REPURCHASE AGREEMENTS - 11.7%
Repurchase Agreements - 11.7% (4)
Bank of America Securities LLC, dated 8/31/10, repurchase price $140,001 0.25%, 9/1/10	140,000	140,000
BNP Paribas Securities Corp., dated 8/31/10, repurchase price $155,001 0.25%, 9/1/10	155,000	155,000
Citigroup Global Markets, Inc., dated 8/31/10, repurchase price $119,691 0.26%, 9/1/10	119,690	119,690
Deutsche Bank Seurities, Inc., dated 8/31/10, repurchase price $105,001 0.25%, 9/1/10	105,000	105,000

		519,690

Total Repurchase Agreements (Cost $519,690)		519,690

Total Investments - 100.6% (Cost $4,464,088) (5)		4,464,088

Liabilities less Other Assets - (0.6)%		(26,250)

NET ASSETS - 100.0%		$4,437,838

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$335,697	1.81% - 6.00%	1/1/19 - 12/1/38
FHLMC	$142,046	2.38% - 7.00%	11/1/32 - 1/1/40
GNMA	$57,538	3.50% - 6.00%	5/15/24 - 8/15/40

(5)	The cost for federal income tax purposes was $4,464,088.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$4,464,088	(1)	$—	$4,464,088

(1)	Classifications as defined in the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 22.8%
Non-U.S. Depository Institutions - 22.8%
Abbey National Treasury Services,
0.29%, 9/1/10, FRCD	$15,000	$15,000
Australia & New Zealand Bank, London,
0.41%, 10/1/10	20,000	20,000
Bank of Montreal,
0.23%, 9/27/10	15,000	15,000
Bank of Nova Scotia, Houston,
0.34%, 10/18/10	10,000	10,000
0.33%, 10/22/10	5,000	5,000
Barclays Bank PLC,
0.29%, 9/13/10, FRCD	10,000	10,000
BNP Paribas S.A., London Branch,
0.62%, 10/6/10	10,000	10,000
0.36%, 11/12/10	5,000	5,000
Commonwealth Bank of Australia,
0.28%, 12/1/10	10,000	10,000
Credit Agricole CIB, New York,
0.46%, 11/2/10	5,000	5,000
Credit Agricole S.A., London Branch,
0.40%, 9/27/10	5,000	5,000
0.51%, 11/1/10	10,000	10,001
Deutsche Bank, New York Branch,
0.29%, 9/21/10, FRCD	5,000	5,000
HSBC Bank PLC, London,
0.39%, 10/8/10	10,000	10,000
LLoyds Bank, New York,
0.30%, 9/1/10	3,460	3,460
National Australia Bank, London Branch,
0.48%, 9/14/10	5,000	5,000
0.46%, 9/21/10	5,000	5,000
0.44%, 9/30/10	5,000	5,000
0.40%, 10/12/10	10,000	10,000
0.31%, 12/10/10	2,655	2,655
0.36%, 2/9/11	5,000	5,000
Nordea Bank Finland, New York,
0.28%, 11/3/10	10,000	10,000
Rabobank Nederland N.V., New York,
0.30%, 9/9/10, FRCD	5,000	5,000
0.27%, 9/20/10, FRCD	15,000	15,000
Royal Bank of Scotland, New York Branch,
0.60%, 10/1/10	8,000	8,000
0.50%, 10/12/10	3,000	3,000
Royal Bank of Scotland, Stamford CT Branch,
0.54%, 10/21/10	10,000	10,000
Societe Generale, London Branch,
0.29%, 9/20/10	5,095	5,095
0.28%, 9/24/10	10,000	10,000
Societe Generale, New York Branch,
0.31%, 11/26/10	5,000	5,000
Svenska Handelsbanken, New York,
0.27%, 11/30/10	15,000	15,000
Toronto Dominion Bank,
0.32%, 2/16/11	5,705	5,705
Toronto Dominion Bank, London Branch,
0.25%, 9/28/10	6,400	6,400
Toronto Dominion Bank, New York,
0.29%, 9/10/10, FRCD	10,000	10,000
Westpac Banking Corp., New York,
0.28%, 9/1/10, FRCD	5,000	5,000
0.31%, 9/1/10, FRCD	10,000	10,000

		294,316

Total Certificates of Deposit (Cost $294,316)		294,316

COMMERCIAL PAPER - 19.9%
Electronic and Other Electronic Components - 2.1%
General Electric Capital Corp.,
0.20%, 9/1/10	27,550	27,550

Foreign Agency and Regional Governments - 1.6%
Societe De Prise Participation DeL’Etat,
0.46%, 9/23/10	10,000	9,997
0.43%, 9/29/10	5,000	4,998
0.44%, 10/6/10	5,000	4,998

		19,993

Multi-Seller Conduits - 13.9%
Amstel Funding Corp.,
0.41%, 9/7/10	7,000	7,000
Atlantic Asset Securitization Corp.,
0.26%, 9/13/10	4,165	4,165
0.38%, 10/25/10	5,000	4,997
0.41%, 11/1/10	5,000	4,997
0.29%, 11/18/10	3,980	3,977
Charta Corp.,
0.38%, 11/3/10	5,000	4,997
0.32%, 11/15/10	5,000	4,997
0.32%, 11/18/10	5,000	4,997

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 19.9% continued
Multi-Seller Conduits - 13.9% continued
Clipper Receivables Corp., 0.37%, 10/14/10	$5,000	$4,998
0.36%, 11/1/10	5,000	4,997
0.30%, 11/18/10	5,000	4,997
CRC Funding LLC, 0.26%, 10/21/10	1,915	1,914
Gemini Securitization, 0.26%, 9/13/10	2,460	2,460
0.34%, 11/5/10	10,000	9,994
Gotham Funding Corp., 0.26%, 9/17/10	1,210	1,210
0.26%, 9/20/10	1,130	1,130
0.26%, 9/22/10	2,020	2,020
0.26%, 9/27/10	1,220	1,220
Govco LLC, 0.49%, 10/18/10	5,000	4,997
0.51%, 10/25/10	5,000	4,996
0.38%, 10/27/10	5,000	4,997
LMA Americas LLC, 0.28%, 9/20/10	5,000	4,999
0.32%, 9/20/10	5,870	5,869
0.31%, 10/8/10	2,230	2,229
Ranger Funding Co. LLC, 0.29%, 10/5/10	2,435	2,434
0.28%, 10/15/10	1,655	1,654
0.28%, 10/19/10	2,100	2,099
0.28%, 10/20/10	6,730	6,727
0.27%, 10/26/10	3,890	3,888
0.27%, 10/27/10	2,115	2,114
Regency Markets, Inc., 0.28%, 9/7/10	5,000	5,000
Sheffield Receivables Corp., 0.32%, 9/17/10	5,000	4,999
0.26%, 10/18/10	5,000	4,998
0.37%, 10/21/10	3,000	2,999
0.27%, 11/17/10	5,000	4,997
0.27%, 11/22/10	5,000	4,997
Straight-A Funding LLC, 0.38%, 10/1/10	15,000	14,995
0.27%, 11/8/10	2,000	1,999
Thames Asset Global Securitization, 0.26%, 9/13/10	2,525	2,525
0.26%, 9/20/10	4,185	4,184
Victory Receivables Corp., 0.26%, 9/14/10	2,890	2,890
0.26%, 9/21/10	1,345	1,345
0.26%, 9/27/10	1,590	1,590

		179,588

Non-U.S. Depository Institutions - 2.3%
Commonwealth Bank of Australia, 0.30%, 9/9/10	10,000	9,999
Lloyds Bank PLC, 0.43%, 10/29/10	5,000	4,997
0.44%, 10/29/10	10,000	9,993
Westpac Banking Corp., 0.31%, 9/27/10	5,000	5,000

		29,989

Total Commercial Paper (Cost $257,120)		257,120

CORPORATE NOTES/BONDS - 5.1%
Foreign Agency and Regional Governments - 0.7%
Eksportfinans, 0.33%, 8/26/11	2,500	2,500
KFW, 1.88%, 3/15/11	7,070	7,124

		9,624

General Merchandise Stores - 0.8%
Wal-Mart Stores, 5.48%, 6/1/11	10,000	10,356

Insurance Carriers - 0.4%
Berkshire Hathaway, Inc., 0.39%, 11/10/10, FRN	5,000	5,000

Non-Depository Personal Credit - 0.8%
General Electric Capital Corp., 0.62%, 10/21/10, FRN	10,000	10,004

Non-U.S. Depository Institutions - 0.4%
Westpac Banking Corp., 0.35%, 9/2/10, FRN (1)	5,000	5,000

Supranational - 1.2%
European Investment Bank, 3.25%, 2/15/11	350	355
International Bank for Reconstruction & Development, 0.33%, 9/13/10, FRN	5,000	5,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 5.1% continued
Supranational - 1.2% continued
International Finance Corp., 0.28%, 9/15/10, FRN	$10,000	$10,000

		15,355

U.S. Depository Institutions - 0.8%
Bank of America N.A., FDIC Gtd., 0.57%, 9/13/10, FRN (2)	10,000	10,000

Total Corporate Notes/Bonds (Cost $65,339)		65,339

EURODOLLAR TIME DEPOSITS - 11.8%
Non-U.S. Depository Institutions - 11.8%
Citibank, Nassau, 0.23%, 9/1/10	50,000	50,000
Den Norske Bank, Grand Cayman, 0.20%, 9/1/10	30,000	30,000
Ing Bank NV, Grand Cayman, 0.26%, 9/30/10	5,000	5,000
Societe Generale, Cayman Islands, 0.23%, 9/1/10	17,000	17,000
UBS AG, Cayman Islands, 0.23%, 9/1/10	50,000	50,000

		152,000

Total Eurodollar Time Deposits (Cost $152,000)		152,000

U.S. GOVERNMENT AGENCIES - 17.8% (3)
Federal Farm Credit Bank - 1.9%
FFCB FRN, 0.19%, 9/1/10	25,000	24,996

Federal Home Loan Bank - 11.2%
FHLB Bonds, 0.50%, 5/5/11	5,000	4,998
0.45%, 8/24/11	5,000	5,000
0.40%, 9/26/11	10,000	10,000
FHLB Callable Bonds, 0.57%, 4/13/11	10,000	10,000
0.60%, 5/10/11	10,000	10,000
0.75%, 6/21/11	2,000	2,000
FHLB Discount Notes, 0.51%, 5/17/11	3,000	2,989
FHLB FRN, 0.22%, 9/1/10	5,000	4,999
0.25%, 9/1/10	60,000	59,997
0.30%, 9/1/10	10,000	10,000
0.20%, 9/12/10	5,000	4,998
0.17%, 9/30/10	10,000	9,997
0.38%, 11/7/10	10,000	9,995

		144,973

Federal Home Loan Mortgage Corporation - 3.9%
FHLMC FRN, 0.52%, 9/3/10	10,000	10,000
0.23%, 9/19/10	10,000	9,994
0.23%, 9/26/10	10,000	9,994
0.36%, 11/4/10	10,000	9,999
FHLMC Notes, 0.29%, 4/26/11	10,000	9,981

		49,968

Federal National Mortgage Association - 0.8%
FNMA Discount Notes, 0.51%, 3/28/11	5,000	4,986
0.51%, 3/29/11	5,000	4,986

		9,972

Total U.S. Government Agencies (Cost $229,909)		229,909

U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bills - 0.2%
0.43%, 12/16/10	3,000	2,996

U.S. Treasury Notes - 5.2%
4.50%, 11/15/10	8,000	8,066
1.25%, 11/30/10	23,000	23,050
0.88%, 1/31/11	5,000	5,006
5.00%, 2/15/11	5,000	5,105
0.88%, 2/28/11	5,000	5,011
0.88%, 3/31/11	5,000	5,012
0.88%, 5/31/11	3,000	3,010
1.00%, 8/31/11	13,000	13,085

		67,345

Total U.S. Government Obligations (Cost $70,341)		70,341

Investments, at Amortized Cost ($1,069,025)		1,069,025

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 18.6%
Joint Repurchase Agreements - 3.9% (4)
Bank of America Securities LLC, dated 8/31/10, repurchase price $11,338 0.18%, 9/1/10	$11,338	$11,338
Morgan Stanley & Co., Inc., dated 8/31/10, repurchase price $11,338 0.22%, 9/1/10	11,338	11,338
Societe Generale, New York Branch, dated 8/31/10, repurchase price $11,338 0.23%, 9/1/10	11,338	11,338
UBS Securities LLC, dated 8/31/10, repurchase price $17,007 0.23%, 9/1/10	17,007	17,007

		51,021

Repurchase Agreements - 14.7% (5)
Citigroup Global Markets, Inc., dated 8/31/10, repurchase price $105,001 0.26%, 9/1/10	105,000	105,000
Deutsche Bank Securities, Inc., dated 8/31/10, repurchase price $5,000 0.24%, 9/1/10	5,000	5,000
Deutsche Bank Securities, Inc., dated 8/31/10, repurchase price $80,001 0.25%, 9/1/10	80,000	80,000

		190,000

Total Repurchase Agreements (Cost $241,021)		241,021

Total Investments - 101.4% (Cost $1,310,046) (6)		1,310,046

Liabilities less Other Assets - (1.4)%		(18,694)

NET ASSETS - 100.0%		$1,291,352

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$15,366	2.38% - 6.25%	8/15/23 - 1/15/27
U.S. Treasury Notes	$36,695	0.88% - 3.63%	1/31/11 - 2/15/19

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$145,355	2.54% - 7.00%	9/1/15 - 7/1/40
FHLB	$5,100	0.00%	9/1/10
FHLMC	$34,917	2.53% - 5.89%	12/1/32 - 7/1/38
GNMA	$10,278	4.00% - 5.00%	11/15/24 - 4/15/40

(6)	The cost for federal income tax purposes was $1,310,046.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at fair value, as of August 31, 2010:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$1,310,046	(1)	$—	$1,310,046

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2010 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 28, 2010

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 28, 2010